As filed with the SEC on November 29, 2004.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

AEGON/TRANSAMERICA SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 – September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of September 30, 2004 are attached.

AEGON Bond

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS ( 14.8% )

U.S. Government Strips
Zero coupon, due 05/15/2008	$1,000	$894
Zero coupon, due 02/15/2009	200	173
Zero coupon, due 02/15/2010	1,800	1,484
Zero coupon, due 02/15/2011	700	549
Zero coupon, due 05/15/2012	1,200	882
Zero coupon, due 08/15/2012	250	181
Zero coupon, due 11/15/2012	1,200	858
Zero coupon, due 02/15/2013	200	141
Zero coupon, due 05/15/2013	200	139
Zero coupon, due 11/15/2013 (a)	3,000	2,031
Zero coupon, due 02/15/2014	750	501
Zero coupon, due 02/15/2016	1,650	980
Zero coupon, due 05/15/2016	2,200	1,287
Zero coupon, due 02/15/2017	8,400	4,688
Zero coupon, due 02/15/2019	300	148
Zero coupon, due 02/15/2022	150	62
Zero coupon, due 02/15/2023	750	290
U.S. Treasury Bond
11.75%, due 11/15/2014 (a)	2,500	3,462
7.25%, due 05/15/2016	2,000	2,517
7.50%, due 11/15/2016 (a)	2,750	3,534
7.25%, due 08/15/2022	300	386
6.25%, due 08/15/2023 (a)	5,000	5,839
7.63%, due 02/15/2025	1,125	1,520
6.50%, due 11/15/2026	1,500	1,814

Total U.S. Government Obligations (cost: $31,498 )		34,360

U.S. GOVERNMENT AGENCY OBLIGATIONS ( 50.3% )

Banc of America Funding Corporation Series 2004-1
Zero coupon, due 03/25/2034	233	180
Countrywide Alternative Loan Trust - Series 2003-J1
Zero coupon, due 10/25/2033	266	221
Fannie Mae
7.00%, due 01/25/2008	902	936
8.00%, due 07/01/2009	442	472
6.50%, due 12/25/2012	819	851
5.00%, due 11/25/2015	1,500	1,531
7.00%, due 12/25/2016	1,220	1,299
9.50%, due 06/25/2018	509	556
5.00%, due 05/15/2023	636	646
5.50%, due 05/25/2023	500	511
8.00%, due 01/15/2030	1,824	1,938
7.25%, due 09/15/2030	2,000	2,107
7.25%, due 12/15/2030	850	888
7.00%, due 03/25/2031	509	534
6.50%, due 04/15/2031	1,094	1,118
7.00%, due 09/25/2031	761	796
7.00%, due 11/25/2031	613	650
6.50%, due 04/25/2032	2,139	2,184
4.00%, due 04/25/2033	500	416
5.75%, due 06/25/2033	750	749

5.50%, due 02/25/2034	600	623
6.50%, due 10/25/2042	319	330
7.50%, due 12/25/2042	534	577
6.50%, due 12/25/2042	1,144	1,209
Fannie Mae - Conventional Pool
7.50%, due 01/01/2008	356	370
6.50%, due 04/01/2008	368	383
6.50%, due 04/01/2009	305	323
5.50%, due 06/01/2012	368	382
5.00%, due 12/01/2016	364	371
6.50%, due 03/01/2017	326	345
5.50%, due 03/01/2017	964	996
5.50%, due 09/01/2017	704	727
4.00%, due 07/01/2018	262	256
4.50%, due 03/01/2019	962	960
9.00%, due 10/01/2019	578	646
9.00%, due 06/01/2025	287	323
6.00%, due 12/01/2032	728	755
6.00%, due 03/01/2033	254	263
6.00%, due 03/01/2033	311	323
6.00%, due 03/01/2033	380	393
Fannie Mae - Series 2001-44
7.00%, due 09/25/2031	1,000	1,050
Fannie Mae - Series 2001-5
6.00%, due 03/25/2016	1,000	1,051
Fannie Mae - Series 2002-1
6.50%, due 02/25/2022	1,000	1,051
Fannie Mae - Series 2002-18 PC
5.50%, due 04/25/2017	1,000	1,047
Fannie Mae - Series 2002-48
6.50%, due 11/25/2032	1,000	1,059
Fannie Mae - Series 2002-59
6.50%, due 04/25/2032	1,500	1,557
Fannie Mae - Series 2002-W5
6.00%, due 07/25/2029	1,000	1,006
Fannie Mae - Series 2503
5.50%, due 11/15/2015	600	619
Fannie Mae - Series G94-13
7.00%, due 06/17/2022	708	730
Fannie Mae - Series 2004-21
Zero coupon, due 04/25/2034	137	85
Fannie Mae ( c )
13.14%, due 10/25/2008	278	301
19.21%, due 02/25/2032	190	223
11.11%, due 12/25/2032	267	274
9.63%, due 07/25/2033	291	238
5.27%, due 08/25/2033	313	246
9.43%, due 09/25/2033	202	203
6.32%, due 03/25/2034	222	173
7.06%, due 04/25/2034	250	246
14.47%, due 04/25/2034	490	547
14.47%, due 05/25/2034	733	815
Fannie Mae Strip
Zero coupon, due 01/01/2033	295	236
Zero coupon, due 08/01/2033	181	134
Freddie Mac
6.50%, due 02/15/2008	197	199
6.88%, due 09/15/2010 (a)	500	575
6.00%, due 12/15/2013	1,500	1,579
6.50%, due 02/15/2013	934	938
6.00%, due 02/15/2013	1,244	1,311
5.50%, due 09/15/2013	864	902
6.50%, due 10/15/2013	129	131
6.00%, due 12/15/2013	3,280	3,432
5.00%, due 07/15/2014	1,000	1,025
6.00%, due 08/15/2015	2,000	2,076
8.50%, due 11/15/2015	79	81
5.50%, due 02/15/2017	1,000	1,039
6.00%, due 01/15/2019	646	654
8.50%, due 09/15/2020	465	468
5.50%, due 12/15/2022	1,000	1,032
7.50%, due 02/15/2023	1,341	1,435
7.00%, due 03/15/2024	1,000	1,075
7.50%, due 09/15/2028	54	54
7.00%, due 06/15/2029	1,000	1,091
6.00%, due 11/15/2029	572	594
6.00%, due 05/15/2030	500	512

7.50%, due 08/15/2030	609	626
6.50%, due 08/15/2031	550	574
6.38%, due 03/15/2032	1,000	1,051
6.50%, due 03/15/2032	729	768
7.00%, due 03/15/2032	5,000	5,242
7.00%, due 04/15/2032	1,000	1,062
7.00%, due 05/15/2032	1,545	1,608
6.50%, due 06/15/2032	600	632
6.50%, due 07/15/2032	863	906
6.00%, due 11/15/2032	500	526
Zero coupon, due 10/15/2033	250	138
6.00%, due 02/15/2033	500	516
Zero coupon, due 08/15/2034	250	182
Zero coupon, due 03/15/2034	150	105
7.00%, due 02/25/2043	391	420
6.50%, due 02/25/2043	1,222	1,292
5.75%, due 01/15/2012	200	218
7.00%, due 10/15/2030	1,314	1,379
Freddie Mac - Gold Pool
6.50%, due 05/01/2009	376	398
6.50%, due 04/01/2016	240	254
6.50%, due 12/01/2017	676	715
4.00%, due 05/01/2019	1,175	1,148
Freddie Mac - Series 2357 VX
6.50%, due 12/15/2017	1,000	1,025
Freddie Mac - Series 2392
6.00%, due 12/15/2020	1,000	1,040
Freddie Mac - Series 2410
5.50%, due 02/15/2009	1,083	1,112
Freddie Mac - Series 2527
5.50%, due 10/15/2013	871	906
Freddie Mac - Series T-41
7.50%, due 07/25/2032	1,318	1,431
Freddie Mac - Series T-51
7.50%, due 08/25/2042	553	593
Freddie Mac ( c )
5.64%, due 10/15/2015	899	814
5.94%, due 07/15/2017	2,612	211
5.50%, due 01/20/2032	992	152
6.24%, due 03/15/2032	785	76
10.00%, due 03/25/2032	120	130
5.24%, due 02/15/2033	2,927	285
5.34%, due 03/15/2033	2,987	301
5.79%, due 02/15/2033	1,875	165
6.36%, due 10/15/2033	232	171
6.36%, due 11/15/2033	135	99
6.44%, due 01/15/2034	700	461
8.48%, due 02/15/2034	150	123
Ginnie Mae
5.50%, due 12/20/2013	883	919
6.50%, due 10/16/2024	1,200	1,286
9.00%, due 05/16/2027	135	147
6.50%, due 04/20/2029	710	743
7.50%, due 11/20/2029	932	1,006
8.50%, due 02/16/2030	737	845
8.00%, due 06/20/2030	241	258
7.50%, due 09/20/2030	648	676
6.50%, due 03/20/2031	1,000	1,043
7.00%, due 10/20/2031	472	509
6.50%, due 12/20/2031	773	810
6.50%, due 06/20/2032	1,400	1,470
6.50%, due 06/20/2032	500	523
6.50%, due 07/16/2032	1,000	1,082
6.50%, due 07/20/2032	863	913
6.50%, due 08/20/2032	500	521
Zero coupon, due 06/16/2033	337	260
Zero coupon, due 03/16/2033	158	138
Zero coupon, due 08/20/2033	61	40
6.50%, due 06/20/2033	850	923
Ginnie Mae - FHA/VA Pool
7.50%, due 09/15/2009	589	625
8.00%, due 01/15/2016	351	377
7.00%, due 07/15/2017	468	499
6.50%, due 03/15/2023	483	513
Ginnie Mae - Series 1999-44
8.00%, due 12/20/2029	548	584
Ginnie Mae - Series 2000-36

7.33%, due 11/20/2030	248	262
Ginnie Mae - Series 2002-2
6.50%, due 01/20/2019	456	465
Ginnie Mae - Series 2002-7
6.50%, due 01/20/2032	1,000	1,040
Ginnie Mae - Series 2002-29
6.50%, due 02/16/2013	233	234
Ginnie Mae - Series 2002-40
6.50%, due 07/20/2022	770	772
Ginnie Mae - Series 2002-67
6.00%, due 03/20/2013	4,273	4,423
Ginnie Mae - Series 2002-71
6.00%, due 12/20/2014	886	933
Ginnie Mae ( c )
24.65%, due 04/20/2031	188	230
6.17%, due 04/16/2032	1,238	124
14.77%, due 04/16/2034	148	170
Illinois State, Pension Funding, General Obligation Bonds
5.10%, due 06/01/2033	600	572

Total U.S. Government Agency Obligations (cost: $ 118,547 )		117,022

FOREIGN GOVERNMENT OBLIGATIONS ( 0.4% )

United Mexican States
4.63%, due 10/08/2008	330	333
6.38%, due 01/16/2013	75	79
7.50%, due 04/08/2033	600	631

Total Foreign Government Obligations (cost: $ 994 )		1,043

MORTGAGE-BACKED SECURITIES ( 10.9% )

Aetna Commercial Mortgage Trust 1997-ALIC
6.71%, due 01/15/2006	1,270	1,280
American Housing Trust
9.13%, due 04/25/2021	254	254
CBM Funding Corporation
7.08%, due 11/01/2007	1,346	1,426
Citicorp Mortgage Securities, Inc.
7.50%, due 04/25/2025	136	136
Commercial Mortgage Asset Trust 1999-C1
6.59%, due 07/17/2008	2,000	2,151
Commercial Mortgage Pass-Through Certificate
6.30%, due 07/16/2034	4,000	4,352
Countrywide Alternative Loan Trust - Series 2002-26
6.75%, due 04/25/2032	703	702
GE Capital Commercial Mortgage Corporation
6.44%, due 08/11/2033	3,000	3,347
LB Commercial Conduit Mortgage Trust 1999-C1
6.41%, due 06/15/2031	1,083	1,133
Prudential Securities Secured Financing Corporation
6.51%, due 07/15/2008	3,000	3,268
Mastr Alternative Loans Trust
4.50%, due 09/25/2019	575	570
Morgan Stanley Capital I Inc. ( c )
6.88%, due 11/15/2030	2,000	2,209
Residential Accredit Loans, Inc. - Series 2002-QS6
6.50%, due 05/25/2032	57	57
Residential Accredit Loans, Inc. - Series 2003-QS3 (c)
12.45%, due 02/25/2018	176	183
Residential Accredit Loans, Inc. (c)
12.78%, due 10/25/2017	223	236
Residential Asset Mortgage Products, Inc.
6.29%, due 10/25/2031	195	198
Structured Asset Securities Corporation
6.85%, due 02/25/2031	31	31
Vendee Mortgage Trust - Series 2003-1
5.75%, due 12/15/2020	470	480
Vendee Mortgage Trust
7.50%, due 02/15/2027	1,763	1,971

Washington Mutual MSC Mortgage Pass-Through Certificate
Zero coupon, due 03/25/2033	287	235
Washington Mutual, Inc.
Zero coupon, due 11/25/2017	362	334
Wells Fargo Mortgage Backed Securities Trust
5.00%, due 07/25/2019	490	495
3.54%, due 09/25/2034	500	488

Total Mortgage-Backed Securities (cost: $ 24,222 )		25,536

ASSET-BACKED SECURITIES ( 2.5% )

AmeriCredit Automobile Receivables Trust 2002-A
4.61%, due 01/12/2009	200	203
CIT RV Trust 1998-A
6.09%, due 02/15/2012	306	309
MBNA Credit Card Master Note Trust - Series 2003-C1 ( c )
3.46%, due 06/15/2012	150	159
MBNA Master Credit Card Trust 1999-J
7.85%, due 02/15/2012	300	347
Nomura Asset Acceptance Corporation
7.00%, due 04/25/2033	89	89
6.00%, due 05/25/2033	256	262
Onyx Acceptance Auto Trust 2002-C
4.07%, due 04/15/2009	1,000	1,014
SYSTEMS 2001 Asset Trust Pass-Through Certificate, Class G - 144A
6.66%, due 09/15/2013	1,395	1,550
WFS Financial Owner Trust 2002-2
4.50%, due 02/20/2010	1,750	1,782

Total Asset-Backed Securities (cost: $ 5,495 )		5,715

CORPORATE DEBT SECURITIES ( 16.4% )

Air Transportation ( 0.1% )

Delta Air Lines, Inc.
6.42%, due 07/02/2012	250	254

Auto Repair, Services & Parking ( 0.0% )

PHH Corporation
7.13%, due 03/01/2013	100	114

Automotive ( 1.5% )

DaimlerChrysler North America Holding Corporation
7.38%, due 09/15/2006	1,000	1,073
Ford Motor Company
6.63%, due 02/15/2028	300	272
General Motors Corporation
6.85%, due 10/15/2008	2,000	2,121

Business Credit Institutions ( 0.7% )

Ford Motor Credit Company
7.38%, due 10/28/2009	1,000	1,095
MassMutual Global Funding II - 144A
3.50%, due 03/15/2010	150	146
Principal Life Global Funding - 144A
2.80%, due 06/26/2008	140	137
6.25%, due 02/15/2012	250	276

Business Services ( 0.1% )

International Lease Finance Corporation
4.50%, due 05/01/2008	75	77
5.88%, due 05/01/2013	75	80

Chemicals & Allied Products ( 1.1% )

Dow Chemical Company (The)
6.13%, due 02/01/2011	260	284
DSM NV - 144A
6.75%, due 05/15/2009	2,000	2,197

Commercial Banks ( 1.8% )

Bank of America Corporation
7.40%, due 01/15/2011	2,000	2,331
Citigroup Inc.
4.25%, due 07/29/2009	200	203
Corporacion Andina de Fomento
5.20%, due 05/21/2013	100	102
First Union National Bank
7.80%, due 08/18/2010	250	294
KeyCorp
4.70%, due 05/21/2009	100	103
Popular North America, Inc.
4.25%, due 04/01/2008	150	153
State Street Corporation
7.65%, due 06/15/2010	300	356
SunTrust Banks, Inc.
6.38%, due 04/01/2011	250	279
Wachovia Corporation
3.50%, due 08/15/2008	150	150
Wells Fargo & Company
3.13%, due 04/01/2009	260	253

Communication ( 1.1% )

Comcast Corporation
5.50%, due 03/15/2011	350	365
Cox Communications, Inc.
6.75%, due 03/15/2011	1,500	1,605
Liberty Media Corporation
5.70%, due 05/15/2013	25	25
Tele-Communications, Inc.
9.80%, due 02/01/2012	500	638

Computer & Office Equipment ( 0.1% )

International Business Machines Corporation
6.22%, due 08/01/2027	250	268

Electric Services ( 0.8% )

Appalachian Power Company
4.80%, due 06/15/2005	200	203
Constellation Energy Group, Inc.
7.00%, due 04/01/2012	250	283
Dominion Resources, Inc.
6.25%, due 06/30/2012	240	261
DTE Energy Company
6.65%, due 04/15/2009	200	218
Duke Energy Corporation
4.20%, due 10/01/2008	50	51
5.63%, due 11/30/2012	200	210
Exelon Generation Company, LLC
6.95%, due 06/15/2011	250	282
Ohio Valley Electric Corporation - 144A
5.94%, due 02/12/2006	125	130
PSEG Power LLC
7.75%, due 04/15/2011	115	134

Food Stores ( 0.1% )

Kroger Co. (The)
8.05%, due 02/01/2010	200	235

Gas Production & Distribution ( 0.1% )

KeySpan Gas East Corporation
7.88%, due 02/01/2010	100	118
Southern California Gas Company
4.80%, due 10/01/2012	100	102

Holding & Other Investment Offices ( 0.1% )

EOP Operating Limited Partnership
6.75%, due 02/15/2012	300	332

Insurance ( 0.1% )

MGIC Investment Corporation
6.00%, due 03/15/2007	150	159
XL Capital Ltd. - Class A
5.25%, due 09/15/2014	50	50

Life Insurance ( 0.6% )

ASIF Global Financing XIX - 144A
4.90%, due 01/17/2013	500	508
ASIF Global Financing XX - 144A
2.65%, due 01/17/2006	200	200
John Hancock Global Funding, Ltd. - 144A
7.90%, due 07/02/2010	300	354
New York Life Global Funding - 144A
3.88%, due 01/15/2009	200	201
Protective Life Secured Trusts (Protective Life Insurance Company)
4.00%, due 04/01/2011	250	244

Mortgage Bankers & Brokers ( 0.3% )

Captiva Finance Ltd. - 144A (d)
6.86%, due 11/30/2009	777	777

Mortgage-Backed ( 0.2% )

Countrywide Home Loans, Inc.
3.25%, due 05/21/2008	250	246
Countrywide Home Loans, Inc. - Series L
4.00%, due 03/22/2011	225	219

Motion Pictures ( 0.5% )

Time Warner Inc.
8.18%, due 08/15/2007	400	448
9.15%, due 02/01/2023	500	644

Paper & Allied Products ( 0.1% )

International Paper Company
6.50%, due 11/15/2007	50	54
4.25%, due 01/15/2009	65	65
4.00%, due 04/01/2010	165	161

Personal Credit Institutions ( 2.5% )

American General Finance Corporation
4.50%, due 11/15/2007	170	175
5.38%, due 10/01/2012	100	104
General Electric Capital Corporation
4.25%, due 01/15/2008	700	718
4.63%, due 09/15/2009	500	517
6.13%, due 02/22/2011	500	551
5.88%, due 02/15/2012	200	217
6.00%, due 06/15/2012 (a)	750	824
General Motors Acceptance Corporation
7.25%, due 03/02/2011	1,500	1,602
Household Finance Corporation
6.40%, due 06/17/2008	100	109
6.75%, due 05/15/2011	760	855
Toyota Motor Credit Corporation
2.88%, due 08/01/2008	100	98

Railroads ( 0.1% )

Burlington Northern Santa Fe Corporation
7.13%, due 12/15/2010	200	228

Savings Institutions ( 0.1% )

Washington Mutual Bank, FA
6.88%, due 06/15/2011	250	283

Security & Commodity Brokers ( 2.0% )

Bear Stearns Companies Inc. (The)
3.25%, due 03/25/2009	500	486
Credit Suisse First Boston (USA), Inc.
4.70%, due 06/01/2009	125	129
Goldman Sachs Group, Inc. (The)
6.88%, due 01/15/2011	1,400	1,580
Lehman Brothers Holdings Inc.
7.88%, due 08/15/2010	1,000	1,184
Morgan Stanley
4.25%, due 05/15/2010	500	503
6.75%, due 04/15/2011	400	448
6.60%, due 04/01/2012	250	279
4.75%, due 04/01/2014	145	140

Telecommunications ( 2.2% )

AT&T Wireless Services, Inc.
7.50%, due 05/01/2007	225	248
7.88%, due 03/01/2011	100	118
BellSouth Corporation
6.00%, due 10/15/2011	250	272
BT Group PLC
8.88%, due 12/15/2030	1,000	1,313
France Telecom
8.50%, due 03/01/2011	200	239
NYNEX Capital Funding Company (d)
8.23%, due 10/15/2009	400	467
NYNEX Corporation
9.55%, due 05/01/2010	217	248
Sprint Capital Corporation
6.88%, due 11/15/2028	800	839
Verizon Communications Inc.
7.51%, due 04/01/2009	475	539
8.35%, due 12/15/2030	500	633

Total Corporate Debt Securities (cost: $ 35,571 )		38,086

	Principal	Value
SECURITY LENDING COLLATERAL ( 6.5% )
Debt ( 5.9% )
Bank Notes ( 0.2% )

Bank of America Corporation
1.88%, due 10/19/2004	47	47
1.88%, due 12/23/2004	85	85
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005	95	95
Deutsche Bank AG
1.70%, due 10/12/2004	285	285

Commercial Paper ( 1.7% )

Clipper Receivables Corp.
1.79%, due 11/12/2004	142	142
Compass Securitization LLC - 144A
1.75%, due 10/19/2004	190	190
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004	474	474
1.75%, due 10/18/2004	94	94
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004	473	473
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004	142	142
General Electric Capital Corporation
1.76%, due 10/21/2004	332	332
Grampian Funding LLC - 144A
1.78%, due 10/19/2004	237	237
Greyhawk Funding LLC - 144A

1.75%, due 10/18/2004	98	98
Morgan Stanley
1.96%, due 12/10/2004	617	617
1.96%, due 03/16/2005	598	598
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004	237	237
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004	142	142
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004	142	142
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004	126	126

Euro Dollar Overnight ( 0.4% )

Dexia Bank SA
1.51%, due 10/01/2004	95	95
Fortis Bank
1.52%, due 10/01/2004	237	237
1.62%, due 10/05/2004	95	95
Wells Fargo & Company
1.60%, due 10/04/2004	425	425

Euro Dollar Terms ( 1.2% )

Bank of Montreal
1.76%, due 10/25/2004	49	49
Bank of Nova Scotia (The)
1.75%, due 10/21/2004	193	193
1.77%, due 10/25/2004	475	475
1.76%, due 11/12/2004	237	237
1.80%, due 11/23/2004	472	472
Bank of the West Inc.
1.79%, due 11/10/2004	95	95
Den Danske Bank
1.64%, due 10/08/2004	95	95
Fortis Bank
1.69%, due 10/14/2004	47	47
1.73%, due 10/15/2004	95	95
Harris Trust & Savings Bank
1.76%, due 10/29/2004	95	95
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004	332	332
1.60%, due 10/15/2004	142	142
1.65%, due 10/29/2004	71	71
1.67%, due 11/02/2004	9	9
1.88%, due 12/23/2004	250	250
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004	237	237

Master Notes ( 0.2% )

Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004	190	190
2.01%, due 06/05/2005	285	285

Repurchase Agreements ( 2.2% ) (b)

Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,112 on 10/01/2004	1,112	1,112
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $484 on 10/01/2004	484	484
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $506 on 10/01/2004	506	506
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $1,788 on 10/01/2004	1,788	1,788
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $950 on 10/01/2004	950	950

	Shares	Value
Investment Companies ( 0.6% )

Money Market Funds ( 0.6% )

Barclays Institutional Money Market Fund
1 day yield of 1.73%	364,035	$364
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%	280,627	281
Merrimac Cash Fund-Premium Class
1 day yield of 1.47%	750,840	751

Total Security Lending Collateral (cost: $ 15,013 )		15,013

Total Investment Securities (cost: $ 231,340 )		$236,775

SUMMARY:

Investments, at value	101.8%	$236,775
Liabilities in excess of other assets	(1.8)%	(4,261)

Net assets	100.0%	$232,514

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At September 30, 2004, all or a portion of this security is on loan (see Note 1). The value at September 30, 2004, of all securities on loan is $ 14,650.
(b)	Cash collateral for the Repurchase Agreements, valued at $ 4,933, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.
(c)	Floating or variable rate note. Rate is listed as of September 30, 2004.
(d)	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Directors.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $6,634 or 2.85% of the net assets of the Fund.

American Century International

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(0.7%)
Switzerland	(0.7%)
Compagnie Financiere Richemont AG - Units		63,610	$1,761

Total Convertible Preferred Stocks (cost: $1,576)			1,761

COMMON STOCKS	(98.2%)
Australia	(4.0%)
BHP Billiton Limited		605,280	6,297
Commonwealth Bank of Australia		95,060	2,079
QBE Insurance Group Limited		231,970	2,202
Austria	(1.7%)
Erste Bank der oesterreichischen Sparkassen AG		111,256	4,631
Bermuda	(3.1%)
Accenture Ltd - Class A (a)		65,760	1,779
Esprit Holdings Limited		422,000	2,143
Li & Fung Limited		588,000	845
Tyco International Ltd. (b)		112,640	3,454
Canada	(2.2%)
EnCana Corporation		77,150	3,562
Shoppers Drug Mart Corporation (a)		81,862	2,215
China	(0.6%)
Huaneng Power International, Inc.		1,858,000	1,501
Denmark	(0.6%)
A. P. Moller - Maersk A/S		200	1,533
France	(13.7%)
AXA		186,342	3,771
Credit Agricole SA		145,546	3,971
Essilor International SA		26,380	1,696
Lafarge SA		36,790	3,220
Pernod Ricard		19,760	2,624
Schneider Electric SA		41,450	2,680
Societe Generale - Class A		37,414	3,312
Total Fina Elf SA (b)		38,910	7,929
Vinci SA		29,041	3,343
Vivendi Universal SA (a)		166,570	4,269
Germany	(7.4%)
adidas-Salomon AG		10,860	1,516
BASF AG		23,090	1,357

Continental AG		51,170	2,783
Deutsche Telekom AG (a)(b)		80,630	1,497
E.ON AG		27,540	2,027
Fresenius Medical Care AG		22,150	1,698
METRO AG		42,320	1,882
PUMA AG Rudolf Dassler Sport		11,475	3,075
SAP AG		24,778	3,863
Greece	(1.3%)
Alpha Bank SA		79,666	2,029
Greek Organization of Football Prognostics		69,730	1,339
Guernsey	(0.5%)
Amdocs Limited (a)		61,350	1,339
Ireland	(1.1%)
Anglo Irish Bank Corporation PLC		157,793	2,892
Israel	(0.7%)
Teva Pharmaceutical Industries Ltd. - ADR (b)		75,764	1,966
Italy	(2.4%)
ENI - Ente Nazionale Idrocarburi		154,120	3,455
Terna SpA (b)		1,196,262	2,840
Japan	(16.2%)
AIFUL Corporation		20,400	2,002
Bank of Yokohama, Ltd. (The) (a)		304,000	1,634
Canon Inc.		22,050	1,037
Chugai Pharmaceutical Co., Ltd.		133,396	1,924
Daikin Industries, Ltd.		51,000	1,234
Fast Retailing Co., Ltd.		26,400	1,795
Hoya Corporation		43,603	4,572
Komatsu Ltd.		216,000	1,388
Matsushita Electric Industrial Co., Ltd.		114,000	1,522
Mitsubishi Tokyo Financial Group, Inc.		200	1,668
Mitsui & Co., Ltd.		459,000	3,846
Nippon Broadcasting System, Incorporated		27,000	1,250
Omron Corporation		64,000	1,415
ORIX Corporation		31,900	3,272
Sharp Corporation		177,000	2,436
Sumitomo Mitsui Financial Group, Inc. (b)		420	2,402
Toray Industries, Inc.		553,000	2,560
TOTO LTD.		135,000	1,173
Toyota Motor Corporation		103,800	3,976
Yamaha Motor Co., Ltd.		73,800	1,119
Yamato Transport Co., Ltd.		108,000	1,487
Mexico	(1.1%)
America Movil, SA de CV - Series L - ADR		75,435	2,944
Netherland Antilles	(0.5%)
Schlumberger Limited		19,490	1,312
Netherlands	(2.7%)
ING Groep NV		178,496	4,506
Royal Numico NV - CVA (a)		84,420	2,689
Norway	(3.1%)
Dnb Holding ASA		170,630	1,350
Norsk Hydro ASA		42,550	3,099
Statoil ASA		156,590	2,246
Telenor ASA		222,750	1,697
Russia	(0.7%)
Mobile TeleSystems OJSC - ADR (b)		12,685	1,839

South Korea	(1.3%)
Hyundai Motor Company Limited		39,940	1,843
Samsung Electronics Co., Ltd.		4,343	1,728
Spain	(4.6%)
Acesa Infraestructuras, SA (b)		108,528	2,027
ACS, Actividades de Construccion y Servicios SA		106,549	1,942
Gamesa Corporacion Tecnologica, SA		109,220	1,603
Grupo Ferrovial, SA (b)		54,750	2,445
Telefonica SA		292,100	4,373
Sweden	(2.4%)
Autoliv, Inc. - SDR		36,689	1,468
Telefonaktiebolaget LM Ericsson - Class B (a)		763,960	2,373
Volvo AB - B Shares		71,800	2,537
Switzerland	(7.6%)
ABB Ltd. (a)		280,601	1,713
Alcon, Inc. (b)		16,490	1,322
Novartis AG		139,080	6,484
Roche Holding AG- Genusschein		65,994	6,820
UBS AG - Registered Shares		56,454	3,975
United Kingdom	(17.9%)
AstraZeneca PLC		43,666	1,790
BP PLC		811,652	7,750
BT Group PLC		128,331	417
Enterprise Inns PLC		113,135	1,167
HSBC Holdings PLC		133,790	2,124
Legal & General Group PLC		1,752,080	3,147
Man Group PLC		61,071	1,314
mmO2 PLC (a)		795,338	1,414
Next PLC		116,400	3,440
Pearson PLC		271,130	2,900
Rank Group PLC (The)		34,289	173
Reckitt Benckiser PLC		163,126	3,998
Royal Bank of Scotland Group PLC (The)		136,508	3,943
Smith & Nephew PLC		588,795	5,414
Tesco PLC		948,870	4,899
Vodafone Group PLC		1,005,910	2,408
Wolseley PLC		101,040	1,725
United States	(0.8%)
Synthes, Inc. (a)		19,190	2,091

Total Common Stocks (cost: $243,485)			262,775

		Principal	Value
SECURITY LENDING COLLATERAL	(8.0%)
Debt	(7.3%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$68	$68
1.88%, due 12/23/2004		122	122
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		136	136
Deutsche Bank AG
1.70%, due 10/12/2004		407	407
Commercial Paper	(2.2%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		204	204
Compass Securitization LLC - 144A

1.75%, due 10/19/2004			271	271
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004			678	678
1.75%, due 10/18/2004			135	135
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004			677	677
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004			203	203
General Electric Capital Corporation
1.76%, due 10/21/2004			475	475
Grampian Funding LLC - 144A
1.78%, due 10/19/2004			339	339
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004			140	140
Morgan Stanley
1.96%, due 12/10/2004			882	882
1.96%, due 03/16/2005			855	855
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004			339	339
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004			204	204
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			204	204
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			181	181
Euro Dollar Overnight	(0.5%)
Dexia Bank SA
1.51%, due 10/01/2004			136	136
Fortis Bank
1.52%, due 10/01/2004			339	339
1.62%, due 10/05/2004			136	136
Wells Fargo & Company
1.60%, due 10/04/2004			608	608
Euro Dollar Terms	(1.5%)
Bank of Montreal
1.76%, due 10/25/2004			71	71
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			276	276
1.77%, due 10/25/2004			679	679
1.76%, due 11/12/2004			339	339
1.80%, due 11/23/2004			675	675
Bank of the West Inc.
1.79%, due 11/10/2004			136	136
Den Danske Bank
1.64%, due 10/08/2004			136	136
Fortis Bank
1.69%, due 10/14/2004			68	68
1.73%, due 10/15/2004			136	136
Harris Trust & Savings Bank
1.76%, due 10/29/2004			136	136
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			475	475
1.60%, due 10/15/2004			204	204
1.65%, due 10/29/2004			102	102
1.67%, due 11/02/2004			14	14
1.88%, due 12/23/2004			357	357
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			339	339
Master Notes	(0.3%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			272	272
2.01%, due 06/05/2005			407	407
Repurchase Agreements	(2.6%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,588 on 10/01/2004			1,588	1,588
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $692 on 10/01/2004			692	692

1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $722 on 10/01/2004		722	722
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $2,556 on 10/01/2004		2,556	2,556
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,358 on 10/01/2004		1,358	1,358

		Shares	Value
Investment Companies	(0.7%)
Money Market Funds	(0.7%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%		520,660	$521
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		401,366	401
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		1,073,887	1,074

Total Security Lending Collateral (cost: $21,473 )			21,473

Total Investment Securities (cost: $266,534 )			$286,009

SUMMARY:
Investments, at value		106.9%	$286,009
Liabilities in excess of other assets		(6.9)%	(18,375)

Net assets		100.0%	$267,634

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 20,213.
(c)	Cash collateral for the Repurchase Agreements, valued at $ 7,056, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

CVA	Certificaaten van aandelen (share certificates)

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $3,371 or 1.26% of the net assets of the Fund.

American Century Large Company Value

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(97.3%)
Aerospace	(0.7%)
Boeing Company (The)		9,400	$485
Amusement & Recreation Services	(0.6%)
Harrah’s Entertainment, Inc. (b)		7,600	403
Apparel & Accessory Stores	(0.6%)
Limited, Inc. (The)		18,800	419
Apparel Products	(1.3%)
Liz Claiborne, Inc.		11,800	445
V.F. Corporation		8,500	420
Automotive	(1.1%)
General Motors Corporation (b)		8,700	370
Toyota Motor Corporation - ADR		4,900	374
Beverages	(1.7%)
Coca-Cola Company (The)		9,100	364
Coors (Adolph) Company (b)		5,100	346
Pepsi Bottling Group, Inc. (The)		15,900	432
Chemicals & Allied Products	(1.2%)
PPG Industries, Inc.		13,000	797
Commercial Banks	(17.1%)
Bank of America Corporation		50,400	2,184
Citigroup Inc.		69,800	3,080
KeyCorp (b)		16,600	525
Morgan Chase & Co. (J.P.)		27,312	1,085
National City Corporation		19,900	769
PNC Financial Services Group, Inc. (The)		14,400	779
U.S. Bancorp		32,300	933
Wachovia Corporation		19,800	930
Wells Fargo & Company		24,700	1,473
Communication	(0.2%)
Viacom, Inc. - Class B		5,000	168
Computer & Data Processing Services	(3.9%)
Computer Associates International, Inc.		13,900	366

Computer Sciences Corporation (a)		13,000	612
Electronic Data Systems Corporation		20,500	397
Fiserv, Inc. (a)		12,300	429
Microsoft Corporation		32,200	890
Computer & Office Equipment	(2.8%)
Hewlett-Packard Company		69,600	1,305
International Business Machines Corporation		6,800	583
Department Stores	(1.7%)
May Department Stores Company (The) (b)		29,800	764
Sears, Roebuck and Co. (b)		10,000	399
Drug Stores & Proprietary Stores	(0.7%)
CVS Corporation		10,900	459
Electric Services	(1.1%)
PPL Corporation		15,700	741
Electric, Gas & Sanitary Services	(2.0%)
Exelon Corporation (b)		26,700	980
NiSource Inc.		19,200	403
Electronic & Other Electric Equipment	(1.6%)
General Electric Company		23,300	782
Whirlpool Corp. (b)		5,500	330
Electronic Components & Accessories	(1.5%)
Intel Corporation		18,200	365
Tyco International Ltd. (b)		20,700	635
Environmental Services	(0.7%)
Waste Management, Inc.		17,100	468
Fabricated Metal Products	(0.7%)
Parker-Hannifin Corporation		7,900	465
Finance	(2.7%)
Standard & Poor’s 500 Depositary Receipt (b)		16,600	1,856
Food & Kindred Products	(3.6%)
Altria Group, Inc.		19,400	913
Heinz (H.J.) Company		15,200	548
Sara Lee Corporation		19,600	448
Unilever NV - NY Shares		9,500	549
Food Stores	(0.7%)
Kroger Co. (The) (a)		31,000	481

Furniture & Fixtures	(0.6%)
Lear Corporation		7,400	403
Health Services	(0.7%)
HCA Inc.		11,800	450
Industrial Machinery & Equipment	(2.1%)
Black & Decker Corporation (The) (b)		4,700	364
Dover Corporation		11,200	435
Ingersoll-Rand Company - Class A		9,400	639
Instruments & Related Products	(0.3%)
Snap-on Incorporated		6,500	179
Insurance	(4.8%)
Allstate Corporation (The)		19,800	950
American International Group, Inc.		11,100	755
CIGNA Corporation		6,500	453
Loews Corporation		12,500	731
MGIC Investment Corporation		6,400	426
Insurance Agents, Brokers & Service	(2.0%)
Hartford Financial Services Group, Inc. (The) (b)		12,400	768
Marsh & McLennan Companies, Inc.		13,100	599
Life Insurance	(0.8%)
Torchmark Corporation		10,300	548
Lumber & Wood Products	(1.2%)
Weyerhaeuser Company		12,400	824
Medical Instruments & Supplies	(1.3%)
Baxter International Inc.		18,900	608
Becton, Dickinson and Company		5,300	274
Motion Pictures	(1.5%)
Blockbuster Inc. - Class A (b)		17,800	135
Time Warner Inc. (a)		55,600	897
Oil & Gas Extraction	(1.4%)
ConocoPhillips		12,000	993
Petroleum Refining	(8.5%)
ChevronTexaco Corporation		22,400	1,202
Exxon Mobil Corporation		59,000	2,851
Royal Dutch Petroleum Company - NY Registered Shares		35,500	1,832

Pharmaceuticals	(4.4%)
Abbott Laboratories		19,100	809
AmerisourceBergen Corporation (b)		8,400	451
Bristol-Myers Squibb Co.		24,400	578
Johnson & Johnson		13,000	732
Merck & Co., Inc.		14,300	472
Primary Metal Industries	(1.7%)
Alcoa Inc.		18,800	631
Nucor Corporation (b)		5,700	521
Printing & Publishing	(1.7%)
Donnelley (R.R.) & Sons Company		14,300	448
Gannett Co., Inc.		8,400	704
Restaurants	(1.4%)
McDonald’s Corporation		34,900	978
Rubber & Misc. Plastic Products	(1.1%)
Newell Financial Trust I (b)		24,000	481
Reebok International Ltd.		7,700	283
Savings Institutions	(1.3%)
Washington Mutual, Inc.		23,000	899
Security & Commodity Brokers	(2.6%)
Merrill Lynch & Co., Inc.		17,600	875
Morgan Stanley		18,200	897
Telecommunications	(6.0%)
ALLTEL Corporation		10,400	571
AT&T Corp.		21,200	304
BellSouth Corporation		27,200	738
SBC Communications Inc.		35,500	921
Sprint Corporation (FON Group)		31,800	640
Verizon Communications, Inc.		12,100	476
Vodafone Group PLC - ADR		18,800	453
U.S. Government Agencies	(3.7%)
Freddie Mac		39,200	2,557

Total Common Stocks (cost: $64,057 )			66,684

		Principal	Value
SECURITY LENDING COLLATERAL	(12.9%)
Debt	(11.7%)
Bank Notes	(0.4%)

Bank of America Corporation
1.88%, due 10/19/2004		$28	$28
1.88%, due 12/23/2004		51	51
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		57	57
Deutsche Bank AG
1.70%, due 10/12/2004		170	170
Commercial Paper	(3.5%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		85	85
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		113	113
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		284	284
1.75%, due 10/18/2004		56	56
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		283	283
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		85	85
General Electric Capital Corporation
1.76%, due 10/21/2004		199	199
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		142	142
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		59	59
Morgan Stanley
1.96%, due 12/10/2004		369	369
1.96%, due 03/16/2005		358	358
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		142	142
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		85	85
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		85	85
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		76	76
Euro Dollar Overnight	(0.7%)
Dexia Bank SA
1.51%, due 10/01/2004		57	57
Fortis Bank
1.52%, due 10/01/2004		142	142
1.62%, due 10/05/2004		57	57
Wells Fargo & Company
1.60%, due 10/04/2004		255	255
Euro Dollar Terms	(2.5%)
Bank Of Montreal
1.76%, due 10/25/2004		30	30
Bank Of Nova Scotia (The)
1.75%, due 10/21/2004		115	115
1.77%, due 10/25/2004		284	284
1.76%, due 11/12/2004		142	142
1.80%, due 11/23/2004		283	283
Bank of the West Inc.

1.79%, due 11/10/2004			57	57
Den Danske Bank
1.64%, due 10/08/2004			57	57
Fortis Bank
1.69%, due 10/14/2004			28	28
1.73%, due 10/15/2004			57	57
Harris Trust & Savings Bank
1.76%, due 10/29/2004			57	57
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			199	199
1.60%, due 10/15/2004			85	85
1.65%, due 10/29/2004			43	43
1.67%, due 11/02/2004			6	6
1.88%, due 12/23/2004			149	149
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			142	142
Master Notes	(0.4%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			114	114
2.01%, due 06/05/2005			170	170
Repurchase Agreements	(4.2	%) (c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $665 on 10/01/2004			665	665
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $290 on 10/01/2004			290	290
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $302 on 10/18/2004			302	302
Merrill Lynch & Co., Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,070 on 10/01/2004			1,070	1,070
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $568 on 10/01/2004			568	568

			Shares	Value
Investment Companies	(1.2%)
Money Market Funds	(1.2%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%			217,877	$218
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%			167,957	168
Merrimac Cash Fund-Premium Class
1 day yield of 1.47%			449,383	449

Total Security Lending Collateral (cost: $8,986)				8,986

Total Investment Securities (cost: $73,043)				$75,670

SUMMARY:
Investments, at value	110.4%	$75,670
Liabilities in excess of other assets	(10.4%)	(7,154)

Net assets	100.0%	$68,516

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 8,717.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 2,953, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $1,410 or 2.06% of the net assets of the Fund.

Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(100.0%)	(b)
Aggressive Equity	(9.7%)
Munder Net50 (a)			208,226	$1,666
T. Rowe Price Small Cap (a)			1,504,633	16,491
Third Avenue Value			1,133,806	20,975
Transamerica Growth Opportunities (a)			1,063,181	14,544
Transamerica Small/Mid Cap Value (a)			101,038	1,553
Balanced	(1.3%)
American Century Large Company Value			708,505	7,142
Capital Preservation	(12.0%)
Transamerica Money Market			68,191,601	68,192
Fixed-Income	(52.0%)
MFS High Yield			11,734,881	118,522
PIMCO Total Return			7,435,112	81,712
Transamerica Convertible Securities			8,764,567	96,848
Growth Equity	(20.2%)
Great Companies - TechnologySM (a)			2,476,299	9,682
J.P. Morgan Mid Cap Value			114,639	1,546
Janus Growth (a)			312,766	9,721
Marsico Growth (a)			892,418	7,657
Mercury Large Cap Value			933,311	14,373
Salomon All Cap			1,070,358	14,011
T. Rowe Price Equity Income			2,277,596	44,504
Transamerica Equity (a)			744,118	14,056
Specialty - Real Estate	(1.4%)
Clarion Real Estate Securities			486,282	7,902
World Equity	(3.4%)
Capital Guardian Global			1,570,139	18,151
Van Kampen Active International Allocation			108,132	1,073

Total Investment Companies (cost: $507,480)				570,321

Total Investment Securities (cost: $507,480)				$570,321

SUMMARY:
Investments, at value	100.0%	$570,321
Liabilities in excess of other assets	0.0%	(17)

Net assets	100.0%	$570,304

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(100.0%)	(b)
Aggressive Equity	(23.6%)
Munder Net50 (a)			1,760,324	$14,083
T. Rowe Price Small Cap (a)			5,249,630	57,536
Third Avenue Value			2,442,151	45,180
Transamerica Growth Opportunities (a)			2,260,834	30,928
Transamerica Small/Mid Cap Value (a)			1,542,737	23,712
Growth Equity	(58.4%)
Capital Guardian Value			2,249,604	41,213
Great Companies - TechnologySM (a)			5,752,631	22,493
J.P. Morgan Mid Cap Value			2,917,767	39,331
Janus Growth (a)			961,248	29,876
Jennison Growth (a)			4,270,442	30,918
Mercury Large Cap Value			4,041,029	62,232
Salomon All Cap			4,625,785	60,552
T. Rowe Price Equity Income			4,985,570	97,418
Transamerica Equity (a)			2,132,685	40,286
Specialty - Real Estate	(2.9%)
Clarion Real Estate Securities			1,287,028	20,914
World Equity	(15.1%)
American Century International (a)			1,354,625	10,267
Capital Guardian Global			5,689,083	65,766
Van Kampen Active International Allocation			3,352,590	33,258

Total Investment Companies (cost: $628,606)				725,963

Total Investment Securities (cost: $628,606)				$725,963

SUMMARY:
Investments, at value			100.0%	$725,963
Liabilities in excess of other assets			0.0%	(105)

Net assets			100.0%	$725,858

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(100.0%)	(b)
Aggressive Equity	(18.2%)
Munder Net50 (a)			2,670,492	$21,364
T. Rowe Price Small Cap (a)			9,167,576	100,477
Third Avenue Value			5,095,443	94,266
Transamerica Growth Opportunities (a)			4,585,972	62,736
Capital Preservation	(0.7%)
Transamerica Money Market			11,252,253	11,252
Fixed-Income	(20.9%)
MFS High Yield			13,703,212	138,402
PIMCO Total Return			9,431,664	103,654
Transamerica Convertible Securities			7,109,733	78,563
Growth Equity	(48.3%)
Capital Guardian Value			3,594,691	65,855
Great Companies - TechnologySM (a)			10,439,987	40,820
J.P. Morgan Mid Cap Value			2,925,344	39,434
Janus Growth (a)			1,818,448	56,517
Jennison Growth (a)			10,438,015	75,571
Mercury Large Cap Value			6,277,876	96,679
Salomon All Cap			5,381,214	70,440
T. Rowe Price Equity Income			10,571,959	206,576
Transamerica Equity (a)			4,774,278	90,186
Specialty - Real Estate	(3.3%)
Clarion Real Estate Securities			3,070,756	49,900
World Equity	(8.6%)
American Century International (a)			3,787,647	28,710
Capital Guardian Global			5,617,408	64,937
Van Kampen Active International Allocation			3,785,742	37,555

Total Investment Companies (cost: $1,317,564)				1,533,894

Total Investment Securities (cost: $1,317,564)				$1,533,894

SUMMARY:
Investments, at value	100.0%	$1,533,894
Liabilities in excess of other assets	0.0%	(214)

Net assets	100.0%	$1,533,680

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/ Transamerica Series Fund, Inc., which are affiliates of the Fund.

Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(100.0%)	(b)
Aggressive Equity	(16.1%)
Munder Net50 (a)			817,909	$6,543
T. Rowe Price Small Cap (a)			7,346,653	80,519
Third Avenue Value			4,341,966	80,326
Transamerica Growth Opportunities (a)			4,276,701	58,505
Transamerica Small/Mid Cap Value (a)			371,620	5,712
Capital Preservation	(8.8%)
Transamerica Money Market			126,159,911	126,160
Fixed - Income	(37.8%)
MFS High Yield			23,016,198	232,464
PIMCO Total Return			13,750,490	151,118
Transamerica Convertible Securities			14,573,648	161,039
Growth Equity	(31.5%)
Great Companies - TechnologySM (a)			10,637,211	41,591
J.P. Morgan Mid Cap Value			417,654	5,631
Janus Growth (a)			1,271,080	39,505
Marsico Growth (a)			4,696,363	40,295
Mercury Large Cap Value			3,461,853	53,313
Salomon All Cap			3,064,095	40,109
T. Rowe Price Equity Income			8,024,562	156,800
Transamerica Equity (a)			4,090,276	77,265
Specialty - Real Estate	(1.0%)
Clarion Real Estate Securities			924,886	15,029
World Equity	(4.8%)
American Century International (a)			2,584,059	19,587
Capital Guardian Global			3,337,527	38,582
Van Kampen Active International Allocation			1,181,135	11,717

Total Investment Companies (cost: $1,238,978 )				1,441,810

Total Investment Securities (cost: $1,238,978 )				$1,441,810

SUMMARY:
Investments, at value	100.0%	$1,441,810
Liabilities in excess of other assets	0.0%	(86)

Net assets	100.0%	$1,441,724

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

Capital Guardian Global

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
CONVERTIBLE BONDS	(0.4%)
Cayman Islands	(0.4%)
SMFG Finance (Cayman) Ltd.
2.25%, due 07/11/2005		$18,000	$329
SMFG Finance Ltd. - 144A
2.25%, due 07/11/2005		51,000	942

Total Convertible Bonds (cost: $791)			1,271

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(0.5%)
Switzerland	(0.3%)
Compagnie Financiere Richemont AG - Units		50,793	$1,406
United States	(0.2%)
Chubb Corporation		20,200	572

Total Convertible Preferred Stocks (cost: $1,631)			1,978

PREFERRED STOCKS	(0.4%)
Australia	(0.2%)
News Corporation Limited (The)		80,527	635
Brazil	(0.0%)
Telesp Celular SA		80,000	(d)
Germany	(0.2%)
Fresenius Medical Care AG		13,400	730

Total Preferred Stocks (cost: $1,214)			1,365

COMMON STOCKS	(96.5%)
Australia	(2.0%)
Amcor Limited		123,300	641

Australia and New Zealand Banking Group Limited		47,554	655
Coca-Cola Amatil Limited		121,500	618
Foster’s Group Limited		137,700	472
News Corporation Limited (The) - ADR		5,625	176
Promina Group Limited		131,900	433
Publishing & Broadcasting Limited		96,100	954
Qantas Airways Limited		241,936	605
Rinker Group Limited		103,699	648
Wesfarmers Ltd.		29,300	679
Westpac Banking Corporation		49,100	631
Woolworths Limited		58,100	573
Austria	(0.2%)
Erste Bank der oesterreichischen Sparkassen AG		400	17
Telekom Austria AG		46,893	657
Bermuda	(1.3%)
Esprit Holdings Limited		179,000	909
Ingersoll-Rand Company - Class A		15,300	1,040
Li & Fung Limited		453,000	651
PartnerRe Ltd.		16,800	919
Weatherford International Ltd. (a)		19,700	1,005
Brazil	(0.1%)
Companhia Vale do Rio Doce - ADR		21,300	440
Canada	(3.2%)
Alcan Inc.		52,500	2,492
Bombardier Inc. - Class B (b)		403,900	938
Cameco Corporation		13,500	1,065
Four Seasons Hotels Inc. (b)		8,600	551
Great-West Lifeco Inc. (b)		14,500	584
IGM Financial, Inc. (b)		44,300	1,183
Inco Limited (a)(b)		42,300	1,652
Manulife Financial Corporation		23,700	1,032
Thomson Corporation (The) (b)		56,800	1,962
Cayman Islands	(0.7%)
Seagate Technology, Inc. (a)(b)		66,000	892
Transocean Inc. (a)		22,000	787
XL Capital Ltd. - Class A		11,400	843
Denmark	(0.3%)
Novo Nordisk A/S - Class B		16,700	915
Finland	(0.1%)
Nokia Corporation		26,020	358
France	(5.5%)
Air Liquide		9,670	1,517

BNP Paribas SA		48,300	3,120
Bouygues SA (b)		39,700	1,490
Carrefour SA		7,520	354
Essilor International SA		14,500	932
France Telecom		30,900	770
Groupe Danone		7,400	582
L’Oreal SA		6,700	439
Renault SA		13,300	1,088
Sanofi-Synthelabo (b)		100,900	7,321
Schneider Electric SA		13,500	873
Vivendi Universal SA (a)		58,600	1,502
Germany	(2.8%)
Allianz AG - Registered Shares		8,500	854
Bayerische Hypo - und Vereinsbank AG (a)		38,300	732
Bayerische Motoren Werke AG (BMW)		15,200	626
DaimlerChrysler AG - Registered Shares		69,000	2,842
Deutsche Bank AG		6,200	445
Deutsche Borse AG (b)		10,000	506
E.ON AG		14,600	1,075
Infineon Technologies AG (a)		59,900	612
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe) - Registered Shares		8,228	790
SAP AG - ADR		19,600	763
Siemens AG - Registered Shares		11,900	872
Hong Kong	(0.9%)
Hang Lung Properties Limited		506,000	746
Hang Seng Bank Limited		37,000	493
Hutchison Whampoa Limited		48,000	376
Hutchison Whampoa Limited - warrants		1	(d)
Johnson Electric Holdings Limited		8,000	8
Sun Hung Kai Properties Limited		186,000	1,753
Ireland	(0.5%)
CRH PLC		29,500	706
Elan Corporation PLC - ADR (a)		17,400	407
IAWS Group PLC		33,300	414
RyanAir Holdings PLC - ADR (a)(b)		13,800	403
Israel	(0.3%)
Teva Pharmaceutical Industries Ltd. - ADR		41,200	1,069
Japan	(10.6%)
AEON Co., Ltd.		45,000	725
AEON Co., Ltd. (a)		45,000	717
Bank of Yokohama, Ltd. (The) (a)		177,000	951
Canon Inc.		14,000	658
Daimaru, Inc. (The)		89,000	685
Enplas Corporation		13,000	348
FANUC LTD		15,100	795
Hirose Electric Co., Ltd.		6,900	629
Honda Motor Co., Ltd.		15,700	761
Hoya Corporation		9,700	1,017
Kansai Electric Power Company, Incorporated (The)		32,500	573
Konica Corporation		44,000	602

Kyocera Corporation		9,700	682
Millea Holdings, Inc.		84	1,083
Mitsubishi Corporation		62,000	670
Mitsubishi Estate Company, Limited		117,000	1,221
Mitsubishi Heavy Industries, Ltd.		177,000	500
Mitsubishi Motors Corporation (a)(b)		104,000	109
Mitsubishi Tokyo Financial Group, Inc.		81	676
Mitsui Sumitomo Insurance Co., Ltd.		140,000	1,155
NEC Corporation		225,000	1,346
Nidec Corporation		5,400	528
Nikko Cordial Corporation		125,000	507
Nikon Corporation (b)		59,000	556
Nintendo Co., Ltd.		12,500	1,530
Nissan Motor Co., Ltd.		164,000	1,787
Nissin Food Products Co., Ltd.		33,500	823
Nitto Denko Corporation		11,500	529
OBIC Co., Ltd.		3,400	638
Omron Corporation		29,000	641
ORIX Corporation		6,400	656
Ricoh Company, Ltd.		39,000	735
Rohm Company, Ltd.		5,500	553
Sankyo Company, Ltd.		34,000	719
Sekisui House, Ltd.		60,000	573
Shimamura Co., Ltd.		7,600	506
Shionogi & Co., Ltd.		28,000	401
SMC Corporation		5,700	546
Sony Corporation		5,700	195
Sumitomo Chemical Company, Limited		437,000	2,071
Sumitomo Mitsui Financial Group, Inc. (b)		255	1,458
Suzuki Motor Corporation		68,000	1,113
Takeda Pharmaceutical Company Limited		17,700	803
Tokyo Electron Limited		16,100	785
Tokyo Gas Co., Ltd.		155,000	550
UFJ Holdings, Inc. (a)		241	1,057
Uni-Charm Corporation		10,700	530
Yahoo Japan Corporation (a)		98	434
Yamato Transport Co., Ltd.		52,000	716
Yokogawa Electric Corporation		40,000	460
Mexico	(0.3%)
America Movil, SA de CV - Series L - ADR		8,400	328
America Telecom, SA de CV - ADR (a)		193,800	836
Netherland Antilles	(0.9%)
Schlumberger Limited		48,700	3,278
Netherlands	(5.3%)
ABN AMRO Holding NV		47,933	1,089
ASM Lithography Holding NV (a)(b)		80,900	1,041
Elsevier NV		40,500	522
Heineken Holding NV (b)		25,875	696
Heineken NV		50,187	1,511
ING Groep NV		16,610	419
James Hardie Industries NV		145,400	607
Koninklijke KPN NV		85,500	641
Koninklijke Philips Electronics NV		11,800	270

Koninklijke Philips Electronics NV - NY Registered Shares		2,100	48
Royal Dutch Petroleum Company		142,600	7,347
Royal Dutch Petroleum Company - NY Registered Shares		41,700	2,152
Royal Numico NV (a)		23,400	745
STMicroelectronics NV (a)		30,100	519
Unilever NV - CVA		14,500	834
Vedior NV - CVA		42,000	650
Norway	(0.8%)
Norsk Hydro ASA		18,600	1,354
Norske Skogindustrier ASA		34,300	616
Statoil ASA		52,700	756
Panama	(0.2%)
Carnival Corporation		16,300	771
Russia	(0.1%)
YUKOS Oil Company - ADR (b)		21,100	338
Singapore	(0.5%)
Singapore Telecommunications Limited		618,990	861
United Overseas Bank Limited		66,000	537
Venture Manufacturing (Singapore) Ltd.		46,000	451
South Africa	(0.6%)
Sasol Limited		108,000	2,018
South Korea	(0.6%)
Samsung Electronics Co., Ltd.		3,700	1,472
Samsung Electronics Co., Ltd. - GDR - 144A (LUX)		2,250	446
Samsung Electronics Co., Ltd. - GDR - 144A (USD)		580	115
Spain	(1.4%)
Banco Bilbao Vizcaya Argentaria, SA (b)		191,400	2,635
Inditex, SA		46,100	1,140
Telefonica SA		85,888	1,286
Sweden	(0.6%)
ForeningsSparbanken AB		45,600	950
Telefonaktiebolaget LM Ericsson - ADR (a)(b)		22,300	697
Telefonaktiebolaget LM Ericsson - Class B (a)		208,000	646
Switzerland	(5.0%)
Chocoladefabriken Lindt & Sprungli AG		620	713
Credit Suisse Group (a)		21,646	691
Holcim Ltd.		51,826	2,734
Nestle SA - Registered Shares		10,464	2,397
Nobel Biocare Holding AG		5,911	917
Novartis AG		97,111	4,528
Straumann Holding Ag		4,142	879

Swiss Reinsurance Company - Registered Shares		34,913	2,010
Swisscom AG - Registered Shares		6,773	2,349
UBS AG - Registered Shares		13,900	979
Taiwan	(0.2%)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR		92,991	664
United Kingdom	(12.1%)
ARM Holdings PLC		33,000	50
AstraZeneca PLC		208,700	8,635
AstraZeneca PLC - ADR		82,500	3,393
Barclays PLC		72,800	698
BG Group PLC		248,700	1,670
BHP Billiton PLC		314,147	3,306
British Sky Broadcasting Group PLC		58,400	507
Corus Group PLC - deferred shares (a)		413,600	(d)
Diageo PLC		180,300	2,252
HBOS PLC		156,300	2,110
HSBC Holdings PLC		151,174	2,400
Lloyds TSB Group PLC		92,000	718
National Grid Group PLC (The)		164,700	1,390
Pearson PLC		124,500	1,332
Reckitt Benckiser PLC		22,100	542
Reed Elsevier PLC		81,200	713
Royal Bank of Scotland Group PLC (The)		106,300	3,071
Smiths Group PLC		55,100	740
Unilever PLC		95,100	774
Vodafone Group PLC		3,729,866	8,928
Wolseley PLC		40,500	692
United States	(39.4%)
Affiliated Computer Services, Inc. - Class A (a)(b)		13,600	757
Agilent Technologies, Inc. (a)		39,600	854
Allergan, Inc.		38,000	2,757
Altera Corporation (a)(b)		31,100	609
Altria Group, Inc.		30,600	1,439
Amazon.com, Inc. (a)		10,700	437
American International Group, Inc.		16,650	1,132
American Standard Companies Inc. (a)		58,200	2,265
AmeriCredit Corp. (a)		10,600	221
Amgen Inc. (a)		75,500	4,279
Anheuser-Busch Companies, Inc.		48,900	2,443
Applera Corporation - Applied Biosystems Group		37,100	700
Applied Materials, Inc. (a)		258,959	4,270
Applied Micro Circuits Corporation (a)		71,900	225
AT&T Corp.		113,500	1,625
Automatic Data Processing, Inc.		46,700	1,931
Avon Products, Inc.		11,000	480
Baker Hughes Incorporated		27,200	1,189
Bank of America Corporation		12,056	522
Beazer Homes USA, Inc. (b)		4,600	492
Berkshire Hathaway Inc. - Class A (a)		34	2,946
Biogen, Inc. (a)		11,900	728
Boise Cascade Corporation		19,600	652
Boston Scientific Corporation (a)		18,200	723
Brocade Communications Systems, Inc. (a)		158,200	894
Cablevision Systems Corporation - Class A (a)(b)		120,752	2,449

CheckFree Holdings Corporation (a)(b)	17,400	481
Chubb Corporation	9,500	668
Cisco Systems, Inc. (a)	172,600	3,124
Citigroup Inc.	15,500	684
Comcast Corporation - Class A (a)	25,500	720
Costco Wholesale Corporation	18,700	777
Cox Communications, Inc. - Class A (a)	21,300	706
Delphi Corporation	123,800	1,150
Delta Air Lines, Inc. (a)(b)	73,000	240
DIRECTV Group, Inc. (The) (a)	64,098	1,127
du Pont (E.I.) de Nemours and Company	16,500	706
Duke Energy Corporation	52,400	1,199
eBay Inc. (a)	17,700	1,627
Emerson Electric Co.	9,400	582
Exxon Mobil Corporation	83,700	4,045
Fannie Mae	74,100	4,698
Fluor Corporation (b)	30,200	1,345
Forest Laboratories, Inc. (a)	92,200	4,147
Freddie Mac	47,300	3,086
General Electric Company	53,800	1,808
General Motors Corporation (b)	15,500	658
Golden West Financial Corporation	21,800	2,419
Goldman Sachs Group, Inc. (The)	6,300	587
IAC/InterActive Corp (a)(b)	77,200	1,700
IKON Office Solutions, Inc.	74,700	898
Illinois Tool Works Inc.	4,400	410
Intel Corporation	44,400	891
International Business Machines Corporation	7,200	617
International Paper Company	14,500	586
Jabil Circuit, Inc. (a)	26,100	600
Kinder Morgan, Inc.	12,200	766
KLA - Tencor Corporation (a)	94,500	3,920
Kohl’s Corporation (a)	14,800	713
Kraft Foods, Inc. - Class A	15,000	476
Lauder (Estee) Companies Inc. (The) - Class A	7,900	330
Lilly (Eli) and Company	48,100	2,888
Lincare Holdings Inc. (a)	20,900	621
Linear Technology Corporation	18,300	663
Lockheed Martin Corporation	1,400	78
Lowe’s Companies, Inc.	32,700	1,777
Medtronic, Inc.	25,800	1,339
Microsoft Corporation	98,600	2,726
Monster Worldwide, Inc. (a)	15,800	389
Morgan Chase & Co. (J.P.)	62,988	2,503
Navistar International Corporation (a)	32,000	1,190
Northrop Grumman Corporation	12,400	661
Novellus Systems, Inc. (a)(b)	16,400	436
PacifiCare Health Systems, Inc. (a)	16,000	587
PeopleSoft, Inc. (a)	95,200	1,891
Pepsi Bottling Group, Inc. (The) (b)	25,600	695
PepsiCo, Inc.	32,400	1,576
Pfizer Inc.	40,800	1,248
PMC-Sierra, Inc. (a)(b)	28,100	248
QUALCOMM Incorporated	99,000	3,865
Raytheon Company	8,600	327
SLM Corporation	67,100	2,993
Sprint Corporation (FON Group)	344,850	6,942
Starwood Hotels & Resorts Worldwide, Inc.	20,400	947
State Street Corporation	22,000	940
Sun Microsystems, Inc. (a)	122,700	496

SYSCO Corporation		26,800	802
Tenet Healthcare Corporation (a)(b)		97,700	1,054
Teradyne, Inc. (a)		55,700	746
Time Warner Inc. (a)		251,150	4,054
United Technologies Corporation		22,500	2,101
Unocal Corporation		44,500	1,915
Verizon Communications, Inc.		26,900	1,059
Washington Mutual, Inc.		48,400	1,892
WellPoint Health Networks Inc. (a)		10,300	1,082
Wells Fargo & Company		66,100	3,942
Xilinx, Inc.		33,000	891

Total Common Stocks (cost: $312,851)			349,238

SECURITY LENDING COLLATERAL	(8.6%)
Debt	(7.8%)
Bank Notes	(0.9%)
Bank of America Corporation
1.88%, due 10/19/2004		$98	$98
1.88%, due 12/23/2004		177	177
Credit Suisse First Boston (USA), Inc.
1.92%, due 10/01/2004		2,295	2,295
1.71%, due 09/09/2005		197	197
Deutsche Bank AG
1.70%, due 10/12/2004		588	588
Commercial Paper	(2.3%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		294	294
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		392	392
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		979	979
1.75%, due 10/18/2004		195	195
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		978	978
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		293	293
General Electric Capital Corporation
1.76%, due 10/21/2004		686	686
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		490	490
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		202	202
Morgan Stanley
1.96%, due 12/10/2004		1,275	1,275
1.96%, due 03/16/2005		1,236	1,236
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		490	490
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		294	294
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		294	294
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		261	261
Euro Dollar Overnight	(0.5%)

Dexia Bank SA
1.51%, due 10/01/2004		197	197
Fortis Bank
1.52%, due 10/01/2004		490	490
1.62%, due 10/05/2004		197	197
Wells Fargo & Company
1.60%, due 10/04/2004		879	879
Euro Dollar Terms	(1.7%)
Bank of Montreal
1.76%, due 10/25/2004		102	102
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		398	398
1.77%, due 10/25/2004		981	981
1.76%, due 11/12/2004		490	490
1.80%, due 11/23/2004		976	976
Bank of the West Inc.
1.79%, due 11/10/2004		196	196
Den Danske Bank
1.64%, due 10/08/2004		197	197
Fortis Bank
1.69%, due 10/14/2004		98	98
1.73%, due 10/15/2004		197	197
Harris Trust & Savings Bank
1.76%, due 10/29/2004		196	196
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		687	687
1.60%, due 10/15/2004		294	294
1.65%, due 10/29/2004		147	147
1.67%, due 11/02/2004		20	20
1.88%, due 12/23/2004		516	516
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004		490	490
Master Notes	(0.3%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		392	392
2.01%, due 06/05/2005		588	588
Repurchase Agreements	(2.1%) (c)
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,000 on 10/01/2004		1,000	1,000
1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,043 on 10/01/2004		1,043	1,043
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $3,693 on 10/01/2004		3,693	3,693
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,961 on 10/01/2004		1,961	1,961

		Shares	Value
Investment Companies	(0.8%)
Money Market Funds	(0.8%)

Barclays Institutional Money Market Fund
1-day yield of 1.73%		752,217	$752
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		579,869	580
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		1,551,485	1,551

Total Security Lending Collateral (cost: $ 31,022)			31,022

Total Investment Securities (cost: $ 347,509)			$384,874

SUMMARY:
Investments, at value		106.4%	$384,874
Liabilities in excess of other assets		(6.4)%	(23,064)

Net assets		100.0%	$361,810

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Canadian Dollar	57	10/01/2004	$45	$—
Canadian Dollar	10	10/04/2004	8	—
Euro Dollar	—	10/01/2004	—	—
British Pound	(18)	10/01/2004	(33)	—
British Pound	(11)	10/04/2004	(20)	—
Japanese Yen	(9,026)	10/01/2004	(81)	(1)
Japanese Yen	(1,621)	10/04/2004	(15)	—
Japanese Yen	(178,215)	12/07/2004	(1,635)	12
Sngapore Dollar	(112)	10/01/2004	(66)	(1)
Swedish Krone	551	10/01/2004	75	1
Swiss Franc	(3,982)	11/17/2004	(3,168)	(27)

Total Forward Foreign Currency Contracts			$(4,890)	$(16)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	12.4%	44,983
Commercial Banks	9.6%	34,704
Telecommunications	7.4%	26,928
Insurance	4.2%	15,074
Petroleum Refining	3.7%	13,544
Industrial Machinery & Equipment	3.5%	12,630
Oil & Gas Extraction	3.2%	11,451
Automotive	3.1%	11,324
Electronic & Other Electric Equipment	2.8%	10,006
Beverages	2.7%	9,791
Computer & Office Equipment	2.6%	9,290
Instruments & Related Products	2.5%	9,182
Computer & Data Processing Services	2.5%	9,140

Electronic Components & Accessories	2.2%	8,064
Food & Kindred Products	2.2%	8,038
U.S. Government Agencies	2.2%	7,784
Chemicals & Allied Products	2.0%	7,144
Motion Pictures	1.8%	6,367
Business Services	1.6%	5,765
Communication	1.4%	5,002
Communications Equipment	1.4%	4,920
Metal Mining	1.3%	4,811
Medical Instruments & Supplies	1.3%	4,790
Electric Services	1.3%	4,787
Construction	1.3%	4,548
Savings Institutions	1.2%	4,311
Primary Metal Industries	1.1%	4,144
Aerospace	1.0%	3,778
Real Estate	1.0%	3,720
Printing & Publishing	1.0%	3,521
Security & Commodity Brokers	0.8%	3,004
Personal Credit Institutions	0.8%	2,993
Wholesale Trade Durable Goods	0.8%	2,974
Stone, Clay & Glass Products	0.8%	2,734
Gas Production & Distribution	0.7%	2,436
Health Services	0.7%	2,405
Radio & Television Broadcasting	0.6%	2,207
Life Insurance	0.6%	2,035
Retail Trade	0.5%	1,879
Paper & Allied Products	0.5%	1,843
Lumber & Other Building Materials	0.5%	1,777
Apparel & Accessory Stores	0.5%	1,646
Hotels & Other Lodging Places	0.4%	1,498
Machinery, Equipment & Supplies	0.4%	1,419
Department Stores	0.4%	1,398
Lumber & Constuction Materials	0.4%	1,398
Air Transportation	0.3%	1,248
Wholesale Trade Nondurable Goods	0.3%	1,216
Food Stores	0.3%	927
Apparel Products	0.3%	909
Variety Stores	0.2%	777
Water Transportation	0.2%	771
Transportation & Public Utilities	0.2%	716
Manufacturing Industries	0.2%	679
Paper & Paper Products	0.2%	652
Transportation Equipment	0.2%	651
Beer, Wine & Distilled Beverages	0.1%	472
Holding & Other Investment Offices	0.1%	376

Investments, at market value	97.4%	352,581
Short-term investments	8.9%	32,293
Other liabilities in excess of assets	(6.4)%	(23,064)

Net assets	100.0%	361,810

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $29,501.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 10,193, that serve as collateral for securities are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	Value is less than $ 1.

DEFINITIONS:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

CVA	Certificaaten van aandelen (share certificates)

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $6,371 or 1.76% of the net assets of the Fund.

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(0.2%)
Primary Metal Industries	(0.2%)
Phelps Dodge Corporation		3,100	$601

Total Convertible Preferred Stocks (cost: $277)			601

COMMON STOCKS	(99.0%)
Aerospace	(1.7%)
Lockheed Martin Corporation		11,000	614
Northrop Grumman Corporation		18,000	960
United Technologies Corporation		28,900	2,699
Amusement & Recreation Services	(0.1%)
Disney (Walt) Company (The)		6,500	147
Automotive	(0.3%)
Navistar International Corporation (a)		18,400	684
Automotive Dealers & Service Stations	(0.3%)
AutoNation, Inc. (a)		47,800	815
Beverages	(2.0%)
Anheuser-Busch Companies, Inc.		53,800	2,687
Pepsi Bottling Group, Inc. (The) (b)		21,100	573
PepsiCo, Inc.		37,500	1,824
Business Services	(2.6%)
CheckFree Holdings Corporation (a)(b)		43,700	1,209
eBay Inc. (a)		30,800	2,832
Monster Worldwide, Inc. (a)		38,700	954
Omnicom Group, Inc.		6,800	497
Robert Half International Inc.		18,900	487
Thomson Corporation (The) (b)		14,900	517
Chemicals & Allied Products	(2.4%)
Air Products and Chemicals, Inc.		26,600	1,447
Avon Products, Inc.		13,400	585
Dow Chemical Company (The)		11,000	497
du Pont (E.I.) de Nemours and Company		47,400	2,029
Lauder (Estee) Companies Inc. (The) - Class A		12,900	539
Procter & Gamble Company (The)		18,400	996

Commercial Banks	(4.9%)
Morgan Chase & Co. (J.P.)		142,604	5,666
State Street Corporation		25,700	1,098
Wells Fargo & Company		98,600	5,880
Communication	(1.9%)
Cablevision Systems Corporation - Class A (a) (b)		76,073	1,543
Comcast Corporation - Class A (a)		19,700	556
Cox Communications, Inc. - Class A (a)		27,700	918
DIRECTV Group, Inc. (The) (a)		60,637	1,067
Viacom, Inc. - Class B		17,900	601
Communications Equipment	(2.1%)
Corning Incorporated (a)		22,600	250
QUALCOMM Incorporated		109,900	4,290
Siemens AG - ADR (b)		10,000	737
Computer & Data Processing Services	(6.0%)
Affiliated Computer Services, Inc. - Class A (a) (b)		55,000	3,062
Automatic Data Processing, Inc.		42,800	1,768
Cadence Design Systems, Inc. (a) (b)		47,500	619
Google, Inc. Class A (a) (b)		4,500	583
Microsoft Corporation		147,000	4,065
PeopleSoft, Inc. (a)		126,000	2,501
Sabre Holdings Corporation		32,900	806
SAP AG - ADR		32,600	1,270
VeriSign, Inc. (a)		39,200	778
Computer & Office Equipment	(2.9%)
Apple Computer, Inc. (a)		16,700	647
Cisco Systems, Inc. (a)		152,700	2,764
Hewlett-Packard Company		16,057	301
International Business Machines Corporation		12,100	1,037
Lexmark International, Inc. (a)		8,700	731
Seagate Technology, Inc. (a) (b)		40,100	542
Sun Microsystems, Inc. (a)		292,200	1,180
Construction	(1.0%)
Fluor Corporation (b)		55,700	2,480
Department Stores	(0.2%)
Kohl’s Corporation (a)		11,600	559
Electric Services	(1.5%)
AES Corporation (The) (a)		128,600	1,285
American Electric Power Company, Inc.		17,700	566
Duke Energy Corporation		87,400	2,001
Electric, Gas & Sanitary Services	(0.2%)
NiSource Inc.		21,300	448

Electrical Goods	(0.3%)
Avnet, Inc. (a)		39,000	668
Electronic & Other Electric Equipment	(2.5%)
Emerson Electric Co.		15,600	965
General Electric Company		158,100	5,309
Electronic Components & Accessories	(2.7%)
Altera Corporation (a) (b)		46,900	918
Applied Micro Circuits Corporation (a)		47,000	147
Intel Corporation		62,700	1,258
Jabil Circuit, Inc. (a)		51,500	1,185
JDS Uniphase Corporation (a) (b)		135,400	456
Linear Technology Corporation		17,100	620
Micron Technology, Inc. (a) (b)		35,000	421
PMC-Sierra, Inc. (a) (b)		57,400	506
Tyco International Ltd.		16,600	509
Xilinx, Inc.		32,400	875
Food & Kindred Products	(2.8%)
Altria Group, Inc.		49,400	2,324
Campbell Soup Company		60,000	1,577
Kraft Foods, Inc. - Class A (b)		52,000	1,649
Unilever NV - NY Shares		27,100	1,566
Furniture & Home Furnishings Stores	(0.5%)
Williams-Sonoma, Inc. (a) (b)		34,800	1,307
Gas Production & Distribution	(0.7%)
Equitable Resources, Inc.		13,700	744
Kinder Morgan, Inc.		5,114	321
Williams Companies, Inc. (The)		47,700	577
Health Services	(1.8%)
DaVita Inc. (a)		17,400	542
Lincare Holdings Inc. (a)		80,500	2,392
Tenet Healthcare Corporation (a) (b)		79,400	857
Triad Hospitals, Inc. (a)		22,000	757
Holding & Other Investment Offices	(0.2%)
General Growth Properties, Inc.		16,000	496
Hotels & Other Lodging Places	(0.3%)
Starwood Hotels & Resorts Worldwide, Inc.		14,300	664
Industrial Machinery & Equipment	(5.2%)
American Standard Companies Inc. (a)		79,600	3,097
Applied Materials, Inc. (a)		287,400	4,739
ASM Lithography Holding NV - NY Registered Shares (a)		40,300	519
Baker Hughes Incorporated		34,900	1,526

Illinois Tool Works Inc.		13,300	1,239
Ingersoll-Rand Company - Class A		23,400	1,590
Novellus Systems, Inc. (a)		13,600	362
Instruments & Related Products	(3.2%)
Agilent Technologies, Inc. (a)		80,900	1,745
Applera Corporation - Applied Biosystems Group		92,300	1,742
Credence Systems Corporation (a)		9,700	70
KLA - Tencor Corporation (a)		83,000	3,443
Raytheon Company		3,100	118
Teradyne, Inc. (a)		69,400	930
Insurance	(4.0%)
American International Group, Inc.		26,500	1,802
Anthem, Inc. (a) (b)		6,000	524
Assurant, Inc.		3,400	88
Berkshire Hathaway Inc. - Class A (a)		36	3,119
Chubb Corporation		13,800	970
Everest Re Group, Ltd.		3,400	253
PMI Group, Inc. (The)		33,500	1,359
WellPoint Health Networks Inc. (a)		4,700	494
XL Capital Ltd. - Class A		20,700	1,532
Insurance Agents, Brokers & Service	(0.4%)
Hartford Financial Services Group, Inc. (The)		14,399	892
Lumber & Other Building Materials	(1.6%)
Lowe’s Companies, Inc.		72,100	3,919
Manufacturing Industries	(0.2%)
Mattel, Inc.		27,000	490
Medical Instruments & Supplies	(2.2%)
Becton, Dickinson and Company		21,300	1,101
Boston Scientific Corporation (a)		47,800	1,899
Guidant Corporation		29,975	1,980
Medtronic, Inc.		9,400	488
Motion Pictures	(1.1%)
Time Warner Inc. (a)		168,750	2,724
Oil & Gas Extraction	(4.7%)
BJ Services Company		20,900	1,095
Schlumberger Limited		63,500	4,274
Transocean Inc. (a)		31,700	1,134
Unocal Corporation		77,600	3,337
Weatherford International Ltd. (a)		41,600	2,122

Paper & Allied Products	(0.7%)
International Paper Company		20,500	828
Kimberly-Clark Corporation		12,900	833
Paper & Paper Products	(0.4%)
Boise Cascade Corporation (b)		28,600	952
Personal Credit Institutions	(2.6%)
SLM Corporation		145,600	6,494
Petroleum Refining	(4.0%)
ChevronTexaco Corporation		11,800	633
Exxon Mobil Corporation		95,400	4,611
Royal Dutch Petroleum Company - NY Registered Shares		73,000	3,767
Shell Transport & Trading Company PLC - ADR (b)		28,400	1,264
Pharmaceuticals	(12.7%)
Allergan, Inc.		73,300	5,318
Amgen Inc. (a)		62,000	3,514
AstraZeneca PLC - ADR		228,300	9,390
Elan Corporation PLC - ADR (a) (b)		18,700	438
Forest Laboratories, Inc. (a)		152,700	6,868
ImClone Systems Incorporated (a) (b)		10,800	571
Lilly (Eli) and Company		66,500	3,993
Pfizer Inc.		45,000	1,377
Teva Pharmaceutical Industries Ltd. - ADR (b)		36,400	945
Primary Metal Industries	(0.5%)
Alcoa Inc.		38,700	1,300
Printing & Publishing	(0.2%)
Knight-Ridder, Inc.		7,000	458
Radio & Television Broadcasting	(0.5%)
Entercom Communications Corp. (a)		2,100	69
IAC/InterActive Corp (a) (b)		59,000	1,299
Radio, Television & Computer Stores	(0.3%)
RadioShack Corporation (b)		24,800	710
Railroads	(0.4%)
Canadian Pacific Railway Limited (b)		19,200	495
Union Pacific Corporation		7,800	457
Retail Trade	(0.2%)
Amazon.com, Inc. (a) (b)		15,000	613
Savings Institutions	(2.3%)

Golden West Financial Corporation		22,900	2,541
Washington Mutual, Inc.		83,300	3,255
Security & Commodity Brokers	(0.4%)
AmeriCredit Corp. (a)		23,900	499
Goldman Sachs Group, Inc. (The)		4,900	457
Telecommunications	(4.0%)
AT&T Corp.		42,900	614
SBC Communications Inc.		19,900	516
Sprint Corporation (FON Group)		385,950	7,769
Verizon Communications, Inc.		30,800	1,213
Transportation & Public Utilities	(0.7%)
Kinder Morgan Management, LLC (a)		43,092	1,789
U.S. Government Agencies	(2.2%)
Fannie Mae		44,700	2,834
Freddie Mac		41,200	2,688
Variety Stores	(1.5%)
Costco Wholesale Corporation		74,000	3,075
Dollar Tree Stores, Inc. (a)		23,500	633
Water Transportation	(0.6%)
Carnival Corporation		33,100	1,565
Wholesale Trade Nondurable Goods	(0.3%)
SYSCO Corporation		27,300	817

Total Common Stocks (cost: $212,070)			249,979

		Principal	Value
SECURITY LENDING COLLATERAL	(8.3%)
Debt	(7.5%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$66	$66
1.88%, due 12/23/2004		118	118
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		131	131
Deutsche Bank AG
1.70%, due 10/12/2004		393	393
Commercial Paper	(2.2%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		197	197

Compass Securitization LLC - 144A
1.75%, due 10/19/2004		262	262
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		655	655
1.75%, due 10/18/2004		130	130
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		654	654
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		196	196
General Electric Capital Corporation
1.76%, due 10/21/2004		459	459
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		328	328
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		135	135
Morgan Stanley
1.96%, due 12/10/2004		852	852
1.96%, due 03/16/2005		826	826
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		328	328
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		197	197
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		197	197
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		175	175
Euro Dollar Overnight	(0.5%)
Dexia Bank SA
1.51%, due 10/01/2004		131	131
Fortis Bank
1.52%, due 10/01/2004		328	328
1.62%, due 10/05/2004		131	131
Wells Fargo & Company
1.60%, due 10/04/2004		587	587
Euro Dollar Terms	(1.6%)
Bank Of Montreal
1.76%, due 10/25/2004		68	68
Bank Of Nova Scotia (The)
1.75%, due 10/21/2004		266	266
1.77%, due 10/25/2004		656	656
1.76%, due 11/12/2004		328	328
1.80%, due 11/23/2004		652	652
Bank of the West Inc.
1.79%, due 11/10/2004		131	131
Den Danske Bank
1.64%, due 10/08/2004		131	131
Fortis Bank
1.69%, due 10/14/2004		66	66
1.73%, due 10/15/2004		131	131
Harris Trust & Savings Bank
1.76%, due 10/29/2004		131	131
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		459	459
1.60%, due 10/15/2004		197	197
1.65%, due 10/29/2004		98	98
1.67%, due 11/02/2004		13	13

1.88%, due 12/23/2004			345	345
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			328	328
Master Notes	(0.3%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			262	262
2.01%, due 06/05/2005			393	393
Repurchase Agreements	(2.6%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,534 on 10/01/2004			1,534	1,534
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $669 on 10/01/2004			669	669
1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $698 on 10/01/2004			698	698
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $2,469 on 10/01/2004			2,469	2,469
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,311 on 10/01/2004			1,311	1,311

			Shares	Value
Investment Companies	(0.8%)
Money Market Funds	(0.8%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			502,907	$503
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			387,681	388
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			1,037,272	1,037

Total Security Lending Collateral (cost: $20,740)				20,740

Total Investment Securities (cost: $233,087)				$271,320

SUMMARY:
Investments, at value			107.5%	$271,320
Liabilities in excess of other assets			(7.5)%	(18,830)

Net assets			100.0%	$252,490

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 19,857.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 6,815, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $3,257 or 1.29% of the net assets of the Fund.

Capital Guardian Value

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(1.0%)
Automotive	(0.6%)
Ford Motor Company Capital Trust II		68,800	$3,597
Primary Metal Industries	(0.4%)
Phelps Dodge Corporation		11,500	2,228

Total Convertible Preferred Stocks (cost: $4,437)			5,825

COMMON STOCKS	(95.2%)
Aerospace	(3.6%)
Northrop Grumman Corporation		147,000	7,840
United Technologies Corporation		149,000	13,914
Automotive	(0.7%)
Ford Motor Company (b)		68,500	962
Navistar International Corporation (a)(b)		80,400	2,990
Automotive Dealers & Service Stations	(0.7%)
AutoNation, Inc. (a)		239,700	4,094
Beverages	(0.9%)
Anheuser-Busch Companies, Inc.		107,000	5,345
Business Services	(0.6%)

Thomson Corporation (The) (b)		109,100	3,785
Chemicals & Allied Products	(5.9%)
Air Products and Chemicals, Inc.		277,200	15,074
Colgate-Palmolive Company		64,000	2,892
Dow Chemical Company (The)		56,200	2,539
du Pont (E.I.) de Nemours and Company		339,000	14,509
Commercial Banks	(6.8%)
Morgan Chase & Co. (J.P.)		588,840	23,395
Wells Fargo & Company		290,600	17,328
Communications Equipment	(0.8%)
Siemens AG - ADR (b)		65,100	4,798

Computer & Data Processing Services	(2.1%)
Affiliated Computer Services, Inc. - Class A (a)(b)		63,100	3,513
Cadence Design Systems, Inc. (a)(b)		377,000	4,916
Sabre Holdings Corporation		170,300	4,177
Computer & Office Equipment	(0.6%)
Hewlett-Packard Company		136,492	2,559
Polycom, Inc. (a)		43,400	860
Electric Services	(3.6%)
American Electric Power Company, Inc. (b)		139,600	4,462
Duke Energy Corporation		424,800	9,724
FirstEnergy Corp.		20,300	834
Pinnacle West Capital Corporation		156,100	6,478
Electric, Gas & Sanitary Services	(0.2%)
NiSource Inc.		62,400	1,311
Electrical Goods	(0.7%)
Avnet, Inc. (a)(b)		247,100	4,230
Electronic & Other Electric Equipment	(3.8%)
Emerson Electric Co.		55,300	3,423
General Electric Company		494,800	16,615
Hubbell Incorporated - Class B		52,800	2,367
Electronic Components & Accessories	(2.0%)
Fairchild Semiconductor International, Inc. - Class A (a)		203,400	2,882
Micron Technology, Inc. (a)(b)		237,500	2,857
Tyco International Ltd.		198,500	6,086
Food & Kindred Products	(7.9%)
Altria Group, Inc.		323,800	15,232
Campbell Soup Company		347,200	9,128
General Mills, Inc. (b)		74,400	3,341
Kraft Foods, Inc. - Class A (b)		452,700	14,360
Unilever NV - NY Shares		88,100	5,092
Gas Production & Distribution	(2.8%)
Equitable Resources, Inc.		190,300	10,335
Kinder Morgan, Inc.		99,000	6,219
Health Services	(1.4%)
Lincare Holdings Inc. (a)		105,400	3,131
Triad Hospitals, Inc. (a)		146,000	5,028
Holding & Other Investment Offices	(2.1%)
General Growth Properties, Inc.		398,900	12,366

Hotels & Other Lodging Places	(0.8%)
Starwood Hotels & Resorts Worldwide, Inc.		103,500	4,804
Industrial Machinery & Equipment	(1.6%)
Ingersoll-Rand Company - Class A		137,300	9,332
Instruments & Related Products	(0.3%)
Raytheon Company		48,100	1,827
Insurance	(6.3%)
American International Group, Inc.		58,000	3,943
Anthem, Inc. (a)(b)		114,200	9,964
Assurant, Inc.		66,000	1,716
Chubb Corporation		19,300	1,356
CIGNA Corporation		36,800	2,562
Everest Re Group, Ltd.		56,600	4,207
PacifiCare Health Systems, Inc. (a)		48,000	1,762
PMI Group, Inc. (The)		149,800	6,079
St. Paul Companies, Inc. (The)		50,107	1,657
XL Capital Ltd. - Class A (b)		64,600	4,780
Insurance Agents, Brokers & Service	(2.7%)
Hartford Financial Services Group, Inc. (The)		263,000	16,288
Manufacturing Industries	(0.6%)
Mattel, Inc.		198,200	3,593
Motion Pictures	(0.5%)
Time Warner Inc. (a)		187,600	3,028
Oil & Gas Extraction	(4.5%)
Transocean Inc. (a)		236,600	8,466
Unocal Corporation		289,200	12,436
Weatherford International Ltd. (a)		122,800	6,265
Paper & Allied Products	(2.4%)
International Paper Company		194,900	7,876
Kimberly-Clark Corporation		99,200	6,407
Paper & Paper Products	(0.4%)
Boise Cascade Corporation		79,700	2,652
Personal Credit Institutions	(2.8%)
SLM Corporation		375,800	16,761
Petroleum Refining	(4.8%)
ChevronTexaco Corporation		41,000	2,199

Exxon Mobil Corporation		107,066	5,174
Royal Dutch Petroleum Company - NY Registered Shares		241,000	12,436
Shell Transport & Trading Company PLC - ADR (b)		207,500	9,236
Pharmaceuticals	(3.8%)
AstraZeneca PLC - ADR (b)		157,600	6,482
Lilly (Eli) and Company		91,000	5,465
Merck & Co., Inc.		217,800	7,187
Pfizer Inc.		109,300	3,345
Primary Metal Industries	(0.7%)
Alcoa Inc.		82,000	2,754
Nucor Corporation		17,000	1,553
Railroads	(2.3%)
Canadian National Railway Company		55,050	2,686
Canadian Pacific Railway Limited (b)		177,600	4,579
Union Pacific Corporation		110,100	6,452
Savings Institutions	(1.5%)
Golden West Financial Corporation		10,800	1,198
Washington Mutual, Inc.		198,900	7,773
Security & Commodity Brokers	(1.6%)
AmeriCredit Corp. (a)		320,500	6,692
Goldman Sachs Group, Inc. (The)		31,700	2,956
Telecommunications	(9.2%)
CenturyTel, Inc.		65,200	2,232
SBC Communications Inc.		359,400	9,326
Sprint Corporation (FON Group)		1,358,700	27,351
Verizon Communications, Inc.		404,300	15,921
Transportation & Public Utilities	(0.6%)
Kinder Morgan Management, LLC (a)		79,135	3,286
U.S. Government Agencies	(0.6%)
Fannie Mae		58,800	3,728
Total Common Stocks (cost: $493,557)			568,763

		Principal	Value
SECURITY LENDING COLLATERAL	(8.8%)
Debt	(8.0%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$167	$167

1.88%, due 12/23/2004		301	301
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		334	334
Deutsche Bank AG
1.70%, due 10/12/2004		1,002	1,002
Commercial Paper	(2.4%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		501	501
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		667	667
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		1,667	1,667
1.75%, due 10/18/2004		331	331
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		1,665	1,665
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		499	499
General Electric Capital Corporation
1.76%, due 10/21/2004		1,168	1,168
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		835	835
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		344	344
Morgan Stanley
1.96%, due 12/10/2004		2,171	2,171
1.96%, due 03/16/2005		2,104	2,104
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		834	834
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		501	501
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		501	501
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		445	445
Euro Dollar Overnight	(0.5%)
Dexia Bank SA
1.51%, due 10/01/2004		334	334
Fortis Bank
1.52%, due 10/01/2004		835	835
1.62%, due 10/05/2004		334	334
Wells Fargo & Company
1.60%, due 10/04/2004		1,496	1,496
Euro Dollar Terms	(1.7%)
Bank of Montreal
1.76%, due 10/25/2004		173	173
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		678	678
1.77%, due 10/25/2004		1,670	1,670
1.76%, due 11/12/2004		835	835
1.80%, due 11/23/2004		1,661	1,661
Bank of the West Inc.
1.79%, due 11/10/2004		334	334
Den Danske Bank
1.64%, due 10/08/2004		334	334

Fortis Bank
1.69%, due 10/14/2004			167	167
1.73%, due 10/15/2004			334	334
Harris Trust & Savings Bank
1.76%, due 10/29/2004			334	334
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			1,169	1,169
1.60%, due 10/15/2004			501	501
1.65%, due 10/29/2004			250	250
1.67%, due 11/02/2004			33	33
1.88%, due 12/23/2004			878	878
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			835	835
Master Notes	(0.3%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			668	668
2.01%, due 06/05/2005			1,002	1,002
Repurchase Agreements	(2.8%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $3,907 on 10/01/2004			3,907	3,907
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,703 on 10/01/2004			1,703	1,703
1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,777 on 10/01/2004			1,777	1,777
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $6,287 on 10/01/2004			6,287	6,287
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $3,339 on 10/01/2004			3,339	3,339

			Shares	Value
Investment Companies	(0.8%)
Money Market Funds	(0.8%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			1,280,619	$1,281
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			987,203	987
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			2,641,342	2,641

Total Security Lending Collateral (cost: $ 52,814 )				52,814

Total Investment Securities (cost: $ 550,808 )				$627,402

SUMMARY:
Investments, at value	105.0%	$627,402

Liabilities in excess of other assets	(5.0)%	(29,982)

Net assets	100.0%	$597,420

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 50,610.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 17,354, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

144A

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30,

2004 these securities aggregated $ 8,289 or 1.39% of the net assets of the Fund.

Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(98.2%)
Holding & Other Investment Offices	(93.0%)
Apartments	(18.2%)
Apartment Investment & Management Co. - Class A		284,300	$9,888
Archstone-Smith Trust		529,700	16,760
Avalonbay Communities, Inc. (a)		108,300	6,522
Camden Property Trust		250,200	11,559
Essex Property Trust, Inc.		86,200	6,193
United Dominion Realty Trust, Inc.		496,600	9,848
Diversified	( 5.9%)
Liberty Property Trust		333,500	13,287
Vornado Realty Trust		100,200	6,281
Health Care	( 2.5%)
Health Care REIT, Inc.		237,451	8,358
Hotels	(10.5%)
Host Marriott Corporation		720,100	10,103
LaSalle Hotel Properties		125,000	3,450
Strategic Hotel Capital, Inc.		311,250	4,208
Starwood Hotels & Resorts Worldwide, Inc.		370,800	17,213
Office Property	(26.4%)
Arden Realty, Inc.		303,600	9,891
BioMed Realty Trust Inc.		202,200	3,557
Boston Properties, Inc.		300,100	16,623
Corporate Office Properties Trust		235,550	6,035
Mack-Cali Realty Corporation		273,200	12,103
Maguire Properties, Inc.		410,600	9,982
Prentiss Properties Trust		233,400	8,402
SL Green Realty Corp.		235,300	12,191
Trizec Properties, Inc. (a)		616,900	9,852
Regional Malls	(15.0%)
CBL & Associates Properties, Inc.		108,000	6,583
Macerich Company (The)		218,100	11,623
Mills Corporation (The) (a)		300,700	15,597
Simon Property Group, Inc.		301,800	16,186
Shopping Centers	(11.8%)
Acadia Realty Trust		229,300	3,382
Cedar Shopping Centers, Inc.		184,300	2,571
Developers Diversified Realty Corporation		255,700	10,011
Inland Real Estate Corporation		128,400	1,881
Pan Pacific Retail Properties, Inc.		183,400	9,922
Regency Centers Corporation		250,800	11,660

Storage	(1.0%)
Extra Space Storage Inc. (a)		263,900	3,365
Warehouse	(6.9%)
Catellus Development Corporation		249,398	6,612
ProLogis		464,400	16,365

Total Common Stocks (cost: $286,898 )			328,060

		Principal	Value
SECURITY LENDING COLLATERAL	(0.9%)
Debt	(0.8%)
Bank Notes	(0.0%)
Bank of America Corporation
1.88%, due 10/19/2004		$10	$10
1.88%, due 12/23/2004		18	18
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		20	20
Deutsche Bank AG
1.70%, due 10/12/2004		59	59
Commercial Paper	(0.2%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		29	29
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		39	39
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		98	98
1.75%, due 10/18/2004		19	19
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		97	97
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		29	29
General Electric Capital Corporation
1.76%, due 10/21/2004		68	68
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		49	49
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		20	20
Morgan Stanley
1.96%, due 12/10/2004		126	126
1.96%, due 03/16/2005		123	123
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		49	49
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		29	29
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		29	29
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		26	26
Euro Dollar Overnight	(0.1%)
Dexia Bank SA
1.51%, due 10/01/2004		20	20
Fortis Bank
1.52%, due 10/01/2004		49	49
1.62%, due 10/05/2004		20	20
Wells Fargo & Company
1.60%, due 10/04/2004		88	88
Euro Dollar Terms	(0.2%)
Bank of Montreal
1.76%, due 10/25/2004		10	10
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		40	40
1.77%, due 10/25/2004		98	98

1.76%, due 11/12/2004			49	49
1.80%, due 11/23/2004			97	97
Bank of the West Inc.
1.79%, due 11/10/2004			20	20
Den Danske Bank
1.64%, due 10/08/2004			20	20
Fortis Bank
1.69%, due 10/14/2004			10	10
Fortis Bank
1.73%, due 10/15/2004			20	20
Harris Trust & Savings Bank
1.76%, due 10/29/2004			20	20
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			68	68
1.60%, due 10/15/2004			29	29
1.65%, due 10/29/2004			15	15
1.67%, due 11/02/2004			2	2
1.88%, due 12/23/2004			51	51
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			49	49
Master Notes	(0.0%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			39	39
Bear Stearns Companies Inc. (The)
2.01%, due 06/05/2005			59	59
Repurchase Agreements	(0.3%)	(b)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $228 on 10/01/2004			228	228
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $100 on 10/01/2004			100	100
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $104 on 10/01/2004			104	104
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $367 on 10/01/2004			367	367
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $194 on 10/01/2004			194	194

			Shares	Value
Investment Companies	(0.1%)
Money Market Funds	(0.1%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			74,915	$75
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			57,751	58
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			154,156	154

Total Security Lending Collateral (cost: $3,090 )				3,090

Total Investment Securities (cost: $289,988 )				$331,150

SUMMARY:
Investments, at value			99.2%	$331,150
Other assets in excess of liabilities			0.8%	2,760

Net assets			100.0%	$333,910

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 2,960.

(b)	Cash collateral for the Repurchase Agreements, valued at $ 1,015, that serve as collateral for securities lending are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

REIT	Real Estate Investment Trust

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $484 or 0.15% of the net assets of the Fund.

Federated Growth & Income

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(16.1%)
U.S. Treasury Note
1.63%, due 10/31/2005 (b)		$20,000	$19,875
1.88%, due 11/30/2005		15,000	14,934
1.88%, due 12/31/2005 (b)		20,000	19,898
2.50%, due 05/31/2006		12,000	12,005
2.38%, due 08/15/2006		9,000	8,971

Total U.S. Government Obligations (cost: $75,649)			75,683

FOREIGN GOVERNMENT OBLIGATIONS	(12.4%)

European Investment Bank
2.13%, due 09/20/2007		320,000	3,050
Canadian Government	(0.6%)
0.70%, due 03/20/2006		320,000	2,927
Kingdom of Spain
3.10%, due 09/20/2006		430,000	4,118
Kingdom of Sweden
8.00%, due 08/15/2007		35,000	5,423
Zero Coupon, due 12/15/2004		41,000	5,614
Zero Coupon, due 03/16/2005		33,000	4,493
New Zealand
6.50%, due 02/15/2005		21,000	14,202
6.50%, due 02/15/2006		6,600	4,474
New Zealand Treasury Bill
Zero Coupon, due 12/22/2004		4,600	3,066
Zero Coupon, due 03/23/2005		11,900	7,810
Republic of Austria
4.50%, due 09/28/2005		320,000	3,031

Total Foreign Government Obligations (cost: $56,793)			58,208

CORPORATE DEBT SECURITIES	(4.1%)
Electric Services	(0.6%)
PSEG Energy Holdings Inc.
10.00%, due 10/01/2009		2,500	2,956
Gas Production & Distribution	(1.8%)
El Paso Corporation (b)
6.95%, due 12/15/2007		2,300	2,312
6.75%, due 05/15/2009		3,300	3,284
Williams Companies, Inc. (The)
7.88%, due 09/01/2021		2,575	2,858
Health Services	(1.0%)
Tenet Healthcare Corporation
6.50%, due 06/01/2012		5,000	4,475

Telecommunications	(0.7%)
AT&T Corp. (b)
6.00%, due 03/15/2009		3,150	3,205

Total Corporate Debt Securities (cost: $16,856)			19,090

		Shares	Value
COMMON STOCKS	(32.1%)
Beer, Wine & Distilled Beverages	(1.2%)
Kirin Brewery Company, Limited		634,000	$5,479
Drug Stores & Proprietary Stores	(1.0%)
Boots Group PLC (The) - ADR B (b)		207,000	4,810
Electric Services	(1.5%)
EnCana Corporation		88,700	4,107
Scottish Power PLC		368,500	2,818
Electric, Gas & Sanitary Services	(1.4%)
United Utilities PLC		747,689	6,690
Gas Production & Distribution	(0.8%)
Snam Rete Gas SpA		802,800	3,884
Holding & Other Investment Offices	(3.0%)
Health Care Property Investors, Inc.		190,800	4,961
Investa Property Group		1,837,600	2,663
Pan Pacific Retail Properties, Inc.		38,300	2,072
Regency Centers Corporation		38,900	1,808
Ronin Property Group		2,621,000	2,526
Instruments & Related Products	(1.1%)
Fuji Photo Film Co., Ltd. – ADR (b)		157,100	5,162
Metal Mining	(4.0%)
Anglogold Ltd. - ADR (b)		64,300	2,501
Barrick Gold Corporation		104,300	2,194
Gold Fields Limited - ADR (b)		143,500	1,959
Goldcorp Incorporated (b)		193,500	2,682
Harmony Gold Mining Company Limited - ADR (b)		239,100	3,257
Kinross Gold Corporation (a)(b)		435,200	2,951
Lihir Gold Limited - ADR (a)		212,500	3,385
Oil & Gas Extraction	(5.4%)
Husky Energy Inc. (b)		250,000	6,083
Nexen Inc.		61,100	2,535
Petro-Canada		125,600	6,500
Santos Limited		398,500	2,122
Santos Limited - ADR		141,100	2,957
Statoil ASA		403,200	5,783
Paper & Allied Products	(0.8%)
Carter Holt Harvey Limited		2,495,700	3,797

Paperboard Containers & Boxes	(0.9%)
Mayr-Melnhof Karton AG - ADR (b)		114,398	4,014
Petroleum Refining	(1.0%)
Imperial Oil Limited		49,500	2,531
OMV AG - ADR		42,100	1,940
Pharmaceuticals	(6.4%)
Daiichi Pharmaceutical Co., Ltd.		265,200	4,567
Sankyo Company, Ltd.		111,500	2,358
Santen Pharmaceutical Co., Ltd.		70,200	1,259
Taisho Pharmaceutical Co., Ltd.		131,000	2,426
Takeda Pharmaceutical Company Limited		149,800	6,799
Tanabe Seiyaku Co., Ltd.		257,000	2,289
Watson Pharmaceuticals, Inc. (a)		131,600	3,877
Yamanouchi Pharmaceutical Co., Ltd.		199,000	6,430
Real Estate	(1.0%)
Rodamco Europe NV (b)		71,650	4,696
Telecommunications	(2.6%)
BCE Inc. (b)		212,300	4,578
Tele Danmark A/S		58,900	2,085
Telestra Corporation Limited - ADR		319,300	5,406

Total Common Stocks (cost: $121,860 )			150,941

		Principal	Value
SHORT-TERM OBLIGATIONS	(34.2%)
Investors Bank & Trust Repurchase Agreement (d)
1.27%, Repurchase Agreement dated 09/30/2004 to be repurchased at $160 on 10/01/2004		$160,525	$160,525

Total Short-Term Obligations (cost: $160,525 )			160,525

SECURITY LENDING COLLATERAL	(12.3%)
Debt	(11.2%)
Bank Notes	(0.4%)
Bank of America Corporation
1.88%, due 10/19/2004		182	182
1.88%, due 12/23/2004		328	328
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		364	364
Deutsche Bank AG
1.70%, due 10/12/2004		1,092	1,092
Commercial Paper	(3.3%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		546	546
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		727	727
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		1,818	1,818
1.75%, due 10/18/2004		361	361
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		1,816	1,816
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		544	544
General Electric Capital Corporation
1.76%, due 10/21/2004		1,274	1,274
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		910	910
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		376	376

Morgan Stanley
1.96%, due 12/10/2004			2,366	2,366
1.96%, due 03/16/2005			2,293	2,293
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004			909	909
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004			546	546
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			546	546
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			485	485
Euro Dollar Overnight	(0.8%)
Den Danske Bank
1.64%, due 10/08/2004			364	364
Dexia Bank SA
1.51%, due 10/01/2004			364	364
Fortis Bank
1.52%, due 10/01/2004			910	910
1.62%, due 10/05/2004			364	364
Wells Fargo & Company
1.60%, due 10/04/2004			1,631	1,631
Euro Dollar Terms	(2.3%)
Bank Of Montreal
1.76%, due 10/25/2004			189	189
Bank Of Nova Scotia (The)
1.75%, due 10/21/2004			739	739
1.77%, due 10/25/2004			1,820	1,820
1.76%, due 11/12/2004			910	910
1.80%, due 11/23/2004			1,811	1,811
Bank of the West Inc.
1.79%, due 11/10/2004			364	364
Fortis Bank
1.69%, due 10/14/2004			182	182
1.73%, due 10/15/2004			364	364
Harris Trust & Savings Bank
1.76%, due 10/29/2004			364	364
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			1,274	1,274
1.60%, due 10/15/2004			546	546
1.65%, due 10/29/2004			273	273
1.67%, due 11/02/2004			36	36
1.88%, due 12/23/2004			957	957
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			910	910
Master Notes	(0.4%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			728	728
2.01%, due 06/05/2005			1,092	1,092
Repurchase Agreements	(4.0%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $4,259 on 10/01/2004			4,259	4,259
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,857 on 10/01/2004			1,857	1,857
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,937 on 10/01/2004			1,937	1,937
Merrill Lynch & Co., Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $6,856 on 10/01/2004			6,856	6,856
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $3,640 on 10/01/2004			3,640	3,640

		Shares	Value
Investment Companies	(1.1%)
Money Market Funds	(1.1%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%		1,396,067	$1,396
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%		1,076,199	1,076
Merrimac Cash Fund-Premium Class
1 day yield of 1.47%		2,879,458	2,879

Total Security Lending Collateral (cost: $57,575 )			57,575

Total Investment Securities (cost: $489,258 )			$522,022

SUMMARY:
Investments, at value		111.2%	$522,022
Liabilities in excess of other assets		(11.2%)	(52,433)

Net assets		100.0%	$469,589

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(22)	10/01/2004	$(16)	$—
Japanese Yen	224,075	10/01/2004	2,020	8
Japanese Yen	5,717	10/05/2004	52	6

Total Forward Foreign Currency Contracts			$2,056	$14

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At September 30, 2004, all or a portion of this security is on loan (see Note 1). The value at September 30, 2004, of all securities on loan is $ 55,757.
(c)	Cash collateral for the Repurchase Agreements, valued at $ 18,918, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.
(d)	At September 30, 2004, the collateral for repurchase agreements (excluding collateral for securities on loan) is as follows:

Collateral	Market Value and Accrued Interest
$19,862 Fannie Mae ARM - Pool #677478
4.11% due on 01/01/2033	$9,196
$50,000 Freddie Mac - #2819 F
2.16% due on 06/15/2034	43,304
$10,337 SBA Pool #506767
4.25% due on 02/25/2029	11,052
$31,520 Fannie Mae #2002-78 F
2.34% due on 09/25/2032	9,387
$45,090 Fannie Mae #2004-47 AB
5.5% due on 06/25/2033	43,114
$8,388 SBA Pool #506444
4.38% due on 06/25/2028	8,829
$50,000 SASC #2003-35 3A1
2.34% due on 12/25/2033	43,671

$168,553

DEFINITIONS:

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $9,038 or 1.92% of the net assets of the Fund.

Great Companies - AmericaSM

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(97.9%)
Aerospace	(7.1%)
United Technologies Corporation		230,437	$21,518
Beverages	(4.8%)
Anheuser-Busch Companies, Inc.		14,094	704
PepsiCo, Inc.		282,032	13,721
Business Services	(12.9%)
First Data Corporation		446,223	19,411
Omnicom Group, Inc.		271,808	19,858
Chemicals & Allied Products	(9.2%)
Colgate-Palmolive Company		308,994	13,960
Procter & Gamble Company (The)		258,736	14,003
Commercial Banks	(4.5%)
Citigroup Inc.		310,111	13,682
Computer & Data Processing Services	(1.3%)
Microsoft Corporation		143,580	3,970
Computer & Office Equipment	(4.8%)
Cisco Systems, Inc. (a)		83,172	1,506
International Business Machines Corporation		153,838	13,190
Electronic & Other Electric Equipment	(7.5%)
General Electric Company		664,130	22,301
Electronic Components & Accessories	(4.8%)
Intel Corporation		69,770	1,401
Texas Instruments Incorporated		624,300	13,285
Insurance	(4.5%)
American International Group, Inc.		194,765	13,242
Berkshire Hathaway Inc. - Class B (a)		191	548
Insurance Agents, Brokers & Service	(2.1%)
Marsh & McLennan Companies, Inc.		138,554	6,340
Medical Instruments & Supplies	(9.5%)
Medtronic, Inc.		431,667	22,404
Zimmer Holdings, Inc. (a)		82,400	6,513
Paper & Allied Products	(4.4%)
3M Company		166,602	13,323

Pharmaceuticals	(13.4%)
Abbott Laboratories		357,503	15,144
Johnson & Johnson		117,101	6,596
Pfizer Inc.		439,606	13,452
Wyeth		138,584	5,183
Security & Commodity Brokers	(7.1%)
Goldman Sachs Group, Inc. (The)		69,696	6,498
Lehman Brothers Holdings Inc.		84,300	6,720
Merrill Lynch & Co., Inc.		169,000	8,403

Total Common Stocks (cost: $282,517)			296,876

		Principal	Value
SECURITY LENDING COLLATERAL	(0.8%)
Debt	(0.7%)
Bank Notes	(0.0%)
Bank of America Corporation
1.88%, due 10/19/2004		$8	$8
1.88%, due 12/23/2004		14	14
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		16	16
Deutsche Bank AG
1.70%, due 10/12/2004		47	47
Commercial Paper	(0.2%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		23	23
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		31	31
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		78	78
1.75%, due 10/18/2004		15	15
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		77	77
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		23	23
General Electric Capital Corporation
1.76%, due 10/21/2004		55	55
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		39	39
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		16	16
Morgan Stanley
1.96%, due 12/10/2004		100	100
1.96%, due 03/16/2005		97	97
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		39	39
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		23	23
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		23	23
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		21	21
Euro Dollar Overnight	(0.0%)
Dexia Bank SA
1.51%, due 10/01/2004		16	16
Fortis Bank
1.52%, due 10/01/2004		39	39
1.62%, due 10/05/2004		16	16
Wells Fargo & Company
1.60%, due 10/04/2004		69	69

Euro Dollar Terms	(0.2%)
Bank of Montreal
1.76%, due 10/25/2004		8	8
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		32	32
1.77%, due 10/25/2004		78	78
1.76%, due 11/12/2004		39	39
1.80%, due 11/23/2004		78	78
Bank of the West Inc.
1.79%, due 11/10/2004		16	16
Den Danske Bank
1.64%, due 10/08/2004		16	16
Fortis Bank
1.69%, due 10/14/2004		8	8
1.73%, due 10/15/2004		16	16
Harris Trust & Savings Bank
1.76%, due 10/29/2004		16	16
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		55	55
1.60%, due 10/15/2004		23	23
1.65%, due 10/29/2004		12	12
1.67%, due 11/02/2004		2	2
1.88%, due 12/23/2004		41	41
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004		39	39
Master Notes	(0.0%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		31	31
2.01%, due 06/05/2005		47	47
Repurchase Agreements	(0.3%)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $182 on 10/01/2004		182	182
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $79 on 10/01/2004		79	79
1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $83 on 10/01/2004		83	83
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $294 on 10/01/2004		294	294
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $156 on 10/01/2004		156	156

		Shares	Value
Investment Companies	(0.1%)
Money Market Funds	(0.1%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%		59,776	$60
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%		46,080	46
Merrimac Cash Fund-Premium Class
1 day yield of 1.47%		123,292	123

Total Security Lending Collateral (cost: $2,465 )			2,465

Total Investment Securities (cost: $284,982 )			$299,341

SUMMARY:
Investments, at value		98.7%	$299,341
Other assets in excess of liabilities		1.3%	3,929

Net assets		100.0%	$303,270

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at at September 30, 2004, of all securities on loan is $ 2,401.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 810, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $385 or 0.13% of the net assets of the Fund.

Great Companies - TechnologySM

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(90.6%)
Business Services	(10.8%)
Accenture Ltd - Class A (a)		13,300	$360
eBay Inc. (a)		77,500	7,125
First Data Corporation		347,717	15,126
Communications Equipment	(4.9%)
Motorola, Inc.		11,800	213
QUALCOMM Incorporated		258,600	10,096
Computer & Data Processing Services	(21.0%)
Electronic Arts Inc. (a)		162,100	7,455
Microsoft Corporation		676,600	18,708
Oracle Corporation (a)		29,100	328
PeopleSoft, Inc. (a)		8,100	161
SAP AG - ADR		8,300	323
Symantec Corporation (a)		219,100	12,024
VeriSign, Inc. (a)		13,600	270
Yahoo! Inc. (a)		143,740	4,875
Computer & Office Equipment	(22.8%)
Cisco Systems, Inc. (a)		479,100	8,672
Dell Inc. (a)		392,800	13,984
EMC Corporation (a)		1,320,000	15,233
International Business Machines Corporation		117,900	10,109
Electronic & Other Electric Equipment	(0.2%)
Samsung Electronics Co., Ltd. - GDR - 144A (USD) (b)		2,400	475
Electronic Components & Accessories	(20.2%)
Agere Systems Inc. - Class A (a)		74,700	78
Altera Corporation (a) (b)		10,700	209
Analog Devices, Inc.		251,800	9,765
Intel Corporation		307,076	6,160
Linear Technology Corporation		6,000	217
Maxim Integrated Products (b)		213,100	9,012
PMC-Sierra, Inc. (a) (b)		10,900	96
Texas Instruments Incorporated		399,500	8,501
Xilinx, Inc.		310,600	8,386
Industrial Machinery & Equipment	(3.0%)
Applied Materials, Inc. (a)		371,500	6,126
Lam Research Corporation (a) (b)		9,800	214
Instruments & Related Products	(2.9%)

KLA - Tencor Corporation (a) (b)		4,500	187
Waters Corporation (a)		131,800	5,813
Pharmaceuticals	(4.8%)
Amgen Inc. (a)		158,600	8,989
Amylin Pharmaceuticals, Inc. (a)		7,700	158
Dendreon Corporation (a) (b)		4,700	40
Gilead Sciences, Inc. (a)		5,000	187
Guilford Pharmaceuticals Inc. (a)(b)		20,000	100
Ilex Oncology, Inc. (a)		7,000	176
Invitrogen Corporation (a)		3,300	181
Medimmune, Inc. (a)		10,200	242
Radio & Television Broadcasting	(0.0%)
Sirius Satellite Radio Inc. (a)(b)		20,900	67

Total Common Stocks (cost: $170,871)			190,441

		Principal	Value
SECURITY LENDING COLLATERAL	(5.1%)
Debt	(4.6%)
Bank Notes	(0.2%)
Bank of America Corporation
1.88%, due 10/19/2004		$34	$34
1.88%, due 12/23/2004		60	60
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		67	67
Deutsche Bank AG
1.70%, due 10/12/2004		202	202
Commercial Paper	(1.3%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		101	101
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		134	134
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		336	336
1.75%, due 10/18/2004		67	67
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		335	335
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		100	100
General Electric Capital Corporation
1.76%, due 10/21/2004		235	235
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		168	168
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		69	69
Morgan Stanley
1.96%, due 12/10/2004		437	437

1.96%, due 03/16/2005			423	423
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004			168	168
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004			101	101
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			101	101
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			89	89
Euro Dollar Overnight	(0.3%)
Dexia Bank SA
1.51%, due 10/01/2004			67	67
Fortis Bank
1.52%, due 10/01/2004			168	168
1.62%, due 10/05/2004			67	67
Wells Fargo & Company
1.60%, due 10/04/2004			301	301
Euro Dollar Terms	(1.0%)
Bank of Montreal
1.76%, due 10/25/2004			35	35
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			136	136
1.77%, due 10/25/2004			336	336
1.76%, due 11/12/2004			168	168
1.80%, due 11/23/2004			334	334
Bank of the West Inc.
1.79%, due 11/10/2004			67	67
Den Danske Bank
1.64%, due 10/08/2004			67	67
Fortis Bank
1.69%, due 10/14/2004			34	34
1.73%, due 10/15/2004			67	67
Harris Trust & Savings Bank
1.76%, due 10/29/2004			67	67
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			235	235
1.60%, due 10/15/2004			101	101
1.65%, due 10/29/2004			50	50
1.67%, due 11/02/2004			7	7
1.88%, due 12/23/2004			177	177
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			168	168
Master Notes	(0.2%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			134	134
2.01%, due 06/05/2005			202	202
Repurchase Agreements	(1.6	%) (c)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $786 on 10/01/2004			786	786
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $343 on 10/01/2004			343	343

1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $357 on 10/01/2004		357	357
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,265 on 10/01/2004		1,265	1,265
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $672 on 10/01/2004		672	672

		Shares	Value
Investment Companies	(0.5%)
Money Market Funds	(0.5%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%		257,665	$258
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%		198,629	199
Merrimac Cash Fund - Premium Class
1 day yield of 1.47%		531,447	531

Total Security Lending Collateral (cost: $10,626)			10,626

Total Investment Securities (cost: $181,497 )			$201,067

SUMMARY:
Investments, at value		95.7%	$201,067
Other assets in excess of liabilities		4.3%	9,109

Net assets		100.0%	$210,176

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 10,314.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 3,492, that serve as collateral for securities are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $1,668 or 0.79% of the net assets of the Fund.

Janus Growth

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(88.2%)
Air Transportation	(2.3%)
FedEx Corporation		424,175	$36,348
Automotive Dealers & Service Stations	(0.5%)
Advance Auto Parts, Inc. (a)		223,025	7,672
Beer, Wine & Distilled Beverages	(1.1%)
LVMH Moet Hennessy Louis Vuitton SA (b)		268,043	17,900
Business Services	(6.7%)
CheckFree Holdings Corporation (a) (b)		595,940	16,490
Clear Channel Communications, Inc.		1,965,535	61,266
eBay Inc. (a)		309,330	28,440
Chemicals & Allied Products	(1.7%)
Procter & Gamble Company (The)		494,505	26,763
Commercial Banks	(6.5%)
Citigroup Inc.		551,220	24,320
MBNA Corporation		1,673,560	42,174
Northern Trust Corporation (b)		375,975	15,340
Providian Financial Corporation (a) (b)		1,285,890	19,983
Communication	(5.7%)
Liberty Media Corporation - Class A (a)		6,690,937	58,345
Liberty Media International, Inc. - Class A (a)		401,456	13,393
XM Satellite Radio Holdings Inc. - Class A (a) (b)		598,230	18,557
Communications Equipment	(2.7%)
Motorola, Inc.		1,368,680	24,691
Research In Motion Limited (a) (b)		238,685	18,221
Computer & Data Processing Services	(9.3%)
Check Point Software Technologies, Ltd. (a) (b)		614,680	10,431
Electronic Arts Inc. (a)		677,782	31,171
Yahoo! Inc. (a)		3,084,030	104,579
Computer & Office Equipment	(3.9%)
Cisco Systems, Inc. (a)		1,668,595	30,202
Lexmark International, Inc. (a)		367,560	30,879

Electronic Components & Accessories	(3.2%)
Advanced Micro Devices, Inc. (a) (b)		2,826,425	36,744
Maxim Integrated Products		334,226	14,134
Furniture & Fixtures	(2.3%)
Kinetic Concepts, Inc. (a) (b)		691,140	36,319
Hotels & Other Lodging Places	(4.5%)
Four Seasons Hotels Inc.		43,025	2,758
Marriott International, Inc. - Class A		555,420	28,860
Starwood Hotels & Resorts Worldwide, Inc.		830,775	38,564
Instruments & Related Products	(1.4%)
Alcon, Inc.		273,925	21,969
Insurance	(4.7%)
UnitedHealth Group Incorporated		994,215	73,313
Medical Instruments & Supplies	(10.0%)
Biomet, Incorporated (b)		535,310	25,095
Boston Scientific Corporation (a)		999,455	39,708
Medtronic, Inc.		1,790,760	92,940
Paper & Allied Products	(1.3%)
3M Company		252,650	20,204
Personal Credit Institutions	(1.1%)
SLM Corporation		385,195	17,180
Pharmaceuticals	(11.0%)
Amgen Inc. (a)		208,965	11,844
Celgene Corporation (a) (b)		444,230	25,868
Elan Corporation PLC - ADR (a) (b)		594,995	13,923
Genentech, Inc. (a) (b)		1,433,365	75,137
Roche Holding AG - Genusschein		469,082	48,475
Restaurants	(1.7%)
McDonald’s Corporation		965,300	27,057
Retail Trade	(3.8%)
Amazon.com, Inc. (a) (b)		379,405	15,502
Staples, Inc. (b)		1,487,835	44,367
Water Transportation	(2.8%)
Carnival Corporation (b)		509,430	24,091
Royal Caribbean Cruises Ltd. (b)		450,835	19,656

Total Common Stocks (cost: $ 1,152,787 )			1,390,873

		Principal	Value
SECURITY LENDING COLLATERAL	(10.2%)
Debt	(9.3%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$507	$507
1.88%, due 12/23/2004		913	913
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		1,014	1,014
Deutsche Bank AG
1.70%, due 10/12/2004		3,042	3,042
Commercial Paper	(2.7%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		1,521	1,521
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		2,025	2,025
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		5,063	5,063
1.75%, due 10/18/2004		1,006	1,006
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		5,057	5,057
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		1,516	1,516
General Electric Capital Corporation
1.76%, due 10/21/2004		3,547	3,547
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		2,535	2,535
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		1,046	1,046
Morgan Stanley
1.96%, due 12/10/2004		6,591	6,591
1.96%, due 03/16/2005		6,388	6,388
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		2,533	2,533
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		1,521	1,521
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		1,521	1,521
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		1,350	1,350
Euro Dollar Overnight	(0.6%)
Dexia Bank SA
1.51%, due 10/01/2004		1,014	1,014
Fortis Bank
1.52%, due 10/01/2004		2,535	2,535
1.62%, due 10/05/2004		1,014	1,014
Wells Fargo & Company
1.60%, due 10/04/2004		4,543	4,543
Euro Dollar Terms	(2.0%)

Bank of Montreal
1.76%, due 10/25/2004		527	527
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		2,058	2,058
1.77%, due 10/25/2004		5,070	5,070
1.76%, due 11/12/2004		2,535	2,535
1.80%, due 11/23/2004		5,045	5,045
Bank of the West Inc.
1.79%, due 11/10/2004		1,014	1,014
Den Danske Bank
1.64%, due 10/08/2004		1,014	1,014
Fortis Bank
1.69%, due 10/14/2004		507	507
1.73%, due 10/15/2004		1,014	1,014
Harris Trust & Savings Bank
1.76%, due 10/29/2004		1,014	1,014
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		3,549	3,549
1.60%, due 10/15/2004		1,521	1,521
1.65%, due 10/29/2004		761	761
1.67%, due 11/02/2004		101	101
1.88%, due 12/23/2004		2,667	2,667
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004		2,535	2,535
Master Notes	(0.3%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		2,028	2,028
2.01%, due 06/05/2005		3,042	3,042
Repurchase Agreements	(3.4%) (c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $11,864 on 10/01/2004		11,864	11,864
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $5,171 on 10/01/2004		5,171	5,171
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $5,395 on 10/18/2004		5,395	5,395
Merrill Lynch & Co., Inc.
1.92%, Repurchased Agreement dated 09/30/2004 to be repurchased at $19,093 on 10/01/2004		19,093	19,093
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $10,140 on 10/01/2004		10,140	10,140
Investment Companies	(0.9%)
Money Market Funds	(0.9%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%		3,888,712	$3,889
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		2,997,729	2,998
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		8,020,666	8,021

Total Security Lending Collateral (cost: $ 160,375)		160,375

Total Investment Securities (cost: $ 1,313,162)		$1,551,248

SUMMARY:
Investments, at value	98.4%	$1,551,248
Other assets in excess of liabilities	1.6%	24,923

Net assets	100.0%	$1,576,171

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	2,042	10/04/2004	$2,515	$23

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 153,252.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 52,697, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $25,173 or 1.60% of the net assets of the Fund.

Jennison Growth

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(99.0%)
Apparel & Accessory Stores	(1.3%)
Chico’s FAS, Inc. (a) (b)		55,800	$1,908
Business Services	(3.3%)
eBay Inc. (a) (b)		53,200	4,891
Chemicals & Allied Products	(4.9%)
Avon Products, Inc.		50,300	2,197
Lauder (Estee) Companies Inc. (The) - Class A		40,300	1,685
Procter & Gamble Company (The)		38,200	2,067
Smith International, Inc. (a) (b)		21,400	1,300
Commercial Banks	(5.5%)
Bank of America Corporation		51,800	2,244
Citigroup Inc.		5,800	256
Morgan Chase & Co. (J.P.)		101,400	4,029
State Street Corporation		37,500	1,602
Communication	(0.6%)
DIRECTV Group, Inc. (The) (a)		50,600	890
Communications Equipment	(2.1%)
QUALCOMM Incorporated		54,400	2,124
Research In Motion Limited (a)		12,000	916
Computer & Data Processing Services	(13.1%)
Electronic Arts Inc. (a)		66,400	3,054
Mercury Interactive Corporation (a) (b)		39,400	1,374
Microsoft Corporation		190,300	5,262
NAVTEQ Corporation (a)		19,600	699
SAP AG - ADR		64,000	2,493
Symantec Corporation (a)		23,800	1,306
Yahoo! Inc. (a)		148,000	5,019
Computer & Office Equipment	(9.6%)
Apple Computer, Inc. (a)		73,600	2,852
Cisco Systems, Inc. (a)		167,400	3,030
Dell Inc. (a)		114,100	4,062
Google Inc. - Class A (a) (b)		9,900	1,283
International Business Machines Corporation		21,000	1,801
Lexmark International, Inc. (a)		12,200	1,025
Educational Services	(1.0%)
Apollo Group, Inc. - Class A (a)		20,100	1,475

Electronic & Other Electric Equipment	(4.6%)
General Electric Company		156,200	5,245
Harman International Industries, Incorporated		14,100	1,519
Electronic Components & Accessories	(4.6%)
Intel Corporation		72,800	1,460
Marvell Technology Group Ltd. (a) (b)		81,700	2,135
Maxim Integrated Products		40,800	1,725
Texas Instruments Incorporated		68,600	1,460
Food Stores	(1.8%)
Whole Foods Market, Inc. (b)		31,000	2,659
Furniture & Home Furnishings Stores	(1.9%)
Bed Bath & Beyond Inc. (a) (b)		51,900	1,926
Williams-Sonoma, Inc. (a)		21,200	795
Health Services	(1.7%)
Caremark Rx, Inc. (a)		79,700	2,556
Instruments & Related Products	(2.5%)
Agilent Technologies, Inc. (a)		105,400	2,273
Alcon, Inc.		18,200	1,460
Insurance	(2.2%)
American International Group, Inc.		48,600	3,304
Lumber & Other Building Materials	(1.5%)
Lowe’s Companies, Inc.		39,500	2,147
Medical Instruments & Supplies	(1.4%)
Guidant Corporation		32,200	2,126
Oil & Gas Extraction	(6.0%)
BJ Services Company (b)		47,100	2,469
Schlumberger Limited		62,400	4,200
Total Fina Elf SA - ADR		21,400	2,186
Petroleum Refining	(0.9%)
Suncor Energy Inc.		42,600	1,364
Pharmaceuticals	(14.4%)
Allergan, Inc.		27,100	1,966
Amgen Inc. (a)		43,300	2,454
AstraZeneca PLC - ADR (b)		35,000	1,440

Genentech, Inc. (a)		49,700	2,605
Gilead Sciences, Inc. (a)		70,200	2,624
IVAX Corporation (a)		26,250	503
Lilly (Eli) and Company		33,300	2,000
Medimmune, Inc. (a)		35,000	830
Novartis AG - ADR		45,900	2,142
Pfizer Inc.		61,640	1,886
Roche Holding AG - ADR		25,800	2,665
Radio & Television Broadcasting	(1.6%)
Univision Communications Inc.—Class A (a)		74,500	2,355
Restaurants	(2.3%)
Starbucks Corporation (a)		73,300	3,332
Retail Trade	(0.9%)
Tiffany & Co. (b)		44,600	1,371
Security & Commodity Brokers	(6.5%)
American Express Company		69,800	3,592
Goldman Sachs Group, Inc. (The)		24,200	2,256
Lehman Brothers Holdings Inc.		19,200	1,531
Merrill Lynch & Co., Inc.		42,900	2,133
Variety Stores	(2.8%)
Costco Wholesale Corporation		26,800	1,114
Target Corporation (b)		64,800	2,932

Total Common Stocks (cost: $129,661 )			145,584

		Principal	Value
SECURITY LENDING COLLATERAL	(9.9%)
Debt	(9.0%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$46	$46
1.88%, due 12/23/2004		83	83
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		92	92
Deutsche Bank AG
1.70%, due 10/12/2004		275	275
Commercial Paper	(2.7%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		137	137
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		183	183
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		458	458
1.75%, due 10/18/2004		91	91

Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004			457	457
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004			137	137
General Electric Capital Corporation
1.76%, due 10/21/2004			321	321
Grampian Funding LLC - 144A
1.78%, due 10/19/2004			229	229
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004			95	95
Morgan Stanley
1.96%, due 12/10/2004			596	596
1.96%, due 03/16/2005			578	578
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004			229	229
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004			137	137
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			138	138
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			122	122
Euro Dollar Overnight	(0.6%	)
Dexia Bank SA
1.51%, due 10/01/2004			92	92
Fortis Bank
1.52%, due 10/01/2004			229	229
1.62%, due 10/05/2004			92	92
Wells Fargo & Company
1.60%, due 10/04/2004			411	411
Euro Dollar Terms	(1.9%	)
Bank of Montreal
1.76%, due 10/25/2004			48	48
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			186	186
1.77%, due 10/25/2004			459	459
1.76%, due 11/12/2004			229	229
1.80%, due 11/23/2004			456	456
Bank of the West Inc.
1.79%, due 11/10/2004			92	92
Den Danske Bank
1.64%, due 10/08/2004			92	92
Fortis Bank
1.69%, due 10/14/2004			46	46
1.73%, due 10/15/2004			92	92
Harris Trust & Savings Bank
1.76%, due 10/29/2004			92	92
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			321	321
1.60%, due 10/15/2004			138	138
1.65%, due 10/29/2004			69	69
1.67%, due 11/02/2004			9	9
1.88%, due 12/23/2004			241	241
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			229	229

Master Notes	(0.3%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		183	183
2.01%, due 06/05/2005		275	275
Repurchase Agreements	(3.2%) (c)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004
to be repurchased at $1,073 on 10/01/2004		1,073	1,073
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004
to be repurchased at $468 on 10/01/2004		468	468
1.94% Repurchase Agreement dated 09/30/2004
to be repurchased at $488 on 10/01/2004		488	488
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004
to be repurchased at $1,727 on 10/01/2004		1,727	1,727
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004
to be repurchased at $917 on 10/01/2004		917	917

		Shares	Value
Investment Companies	(0.9%)
Money Market Funds	(0.9%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%		351,725	$352
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		271,138	271
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		725,451	725

Total Security Lending Collateral (cost: $14,506 )			14,506

Total Investment Securities (cost: $144,167 )			$160,090

SUMMARY:
Investments, at value		108.9%	$160,090
Liabilities in excess of other assets		(8.9)%	(13,137)

Net assets		100.0%	$146,953

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $14,144.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 4,766, that serve as collateral for securities lending are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $2,276 or 1.55% of the net assets of the Fund.

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(0.1%)
U.S. Treasury Note (d)
1.63%, due 01/31/2005		$200	$200

Total U.S. Government Obligations (cost: $ 201)			200

		Shares	Value
COMMON STOCKS	(99.7%)
Aerospace	(2.2%)
Lockheed Martin Corporation		20,600	$1,149
Northrop Grumman Corporation		21,100	1,125
United Technologies Corporation		28,200	2,633
Air Transportation	(0.0%)
FedEx Corporation		700	60
Amusement & Recreation Services	(0.4%)
Disney (Walt) Company (The)		38,500	868
Apparel & Accessory Stores	(0.4%)
Abercrombie & Fitch Co. - Class A		17,000	536
Gap, Inc. (The) (b)		14,200	266
Ross Stores, Inc. (b)		1,400	33
TJX Companies, Inc. (The)		1,500	33
Apparel Products	(0.4%)
Jones Apparel Group, Inc.		26,400	945
Automotive	(0.9%)
Ford Motor Company (b)		57,500	808
General Motors Corporation (b)		15,200	646
PACCAR Inc.		6,800	470
Beverages	(2.9%)
Anheuser-Busch Companies, Inc.		34,200	1,708
Coca-Cola Company (The)		81,300	3,256
PepsiCo, Inc.		28,000	1,362
Business Credit Institutions	(0.5%)
CIT Group, Inc.		28,500	1,066
Business Services	(1.0%)
eBay Inc. (a)		12,500	1,149
First Data Corporation		24,100	1,048

Chemicals & Allied Products	(4.1%)
Air Products and Chemicals, Inc.		14,600	794
Dow Chemical Company (The)		29,200	1,319
Praxair, Inc.		37,100	1,586
Procter & Gamble Company (The)		87,900	4,757
Rohm and Haas Company		15,700	675
Commercial Banks	(9.3%)
AmSouth Bancorporation		1,200	29
Bank of America Corporation		51,000	2,210
Bank of New York Company, Inc. (The)		70,500	2,056
Citigroup Inc.		158,100	6,975
Comerica Incorporated		2,100	125
Compass Bancshares, Inc.		3,800	167
First Horizon National Corporation		2,100	91
FirstMerit Corporation		1,700	45
KeyCorp (b)		13,000	411
Marshall & Ilsley Corporation (b)		2,800	113
MBNA Corporation		49,100	1,237
Mellon Financial Corporation		2,400	66
North Fork Bancorporation, Inc. (b)		26,600	1,205
U.S. Bancorp		3,900	113
Wachovia Corporation		55,300	2,596
Wells Fargo & Company		56,600	3,375
Zions Bancorporation		5,900	360
Communication	(1.6%)
Echostar Communications Corporation - Class A (a)		4,400	137
Viacom, Inc. - Class B		102,300	3,433
Communications Equipment	(1.4%)
Corning Incorporated (a)		71,200	789
Motorola, Inc.		66,000	1,191
QUALCOMM Incorporated		23,300	910
Tellabs, Inc. (a)		13,900	128
Computer & Data Processing Services	(5.3%)
Computer Sciences Corporation (a)		23,400	1,102
Mercury Interactive Corporation (a)(b)		3,000	105
Microsoft Corporation		247,700	6,849
Oracle Corporation (a)		244,700	2,760
SunGard Data Systems Inc. (a)		7,700	183
Take-Two Interactive Software, Inc. (a)(b)		18,400	604
VERITAS Software Corporation (a)		15,100	269
Computer & Office Equipment	(4.9%)
Cisco Systems, Inc. (a)		161,700	2,927
Dell Inc. (a)		90,700	3,229
Hewlett-Packard Company		36,900	692
International Business Machines Corporation		29,800	2,555
Juniper Networks, Inc. (a)		11,200	264
Lexmark International, Inc. (a)		9,700	815
NCR Corporation (a)(b)		7,200	357
Seagate Technology, Inc. (a)(e)(f)		8,700	—
Construction	(0.3%)
Centex Corporation (b)		5,000	252
D.R. Horton, Inc.		900	30
KB Home (b)		4,300	363
Pulte Homes, Inc.		400	25
Department Stores	(0.8%)
Federated Department Stores, Inc.		14,700	668
Kohl’s Corporation (a)		23,600	1,137
May Department Stores Company (The)		2,500	64
Drug Stores & Proprietary Stores	(0.2%)
CVS Corporation		8,700	367

Electric Services	(1.9%)
Dominion Resources, Inc.		12,600	822
Edison International		400	11
Entergy Corporation		13,900	842
FPL Group, Inc. (b)		12,600	861
Pinnacle West Capital Corporation		18,500	768
PPL Corporation		18,400	868
Electric, Gas & Sanitary Services	(0.9%)
Consolidated Edison, Inc. (b)		7,100	298
PG&E Corporation (a)		17,100	520
SCANA Corporation		3,800	142
Wisconsin Energy Corporation		3,200	102
Xcel Energy Inc. (b)		55,400	960
Electronic & Other Electric Equipment	(4.5%)
Cooper Industries, Inc. - Class A		11,100	655
Eaton Corporation		14,500	919
General Electric Company		248,500	8,345
Electronic Components & Accessories	(4.0%)
Altera Corporation (a)(b)		43,100	843
Analog Devices, Inc.		32,700	1,268
Broadcom Corporation - Class A (a)		4,100	112
Intel Corporation		128,300	2,574
Intersil Corporation - Class A (b)		27,600	440
Linear Technology Corporation		3,700	134
Tyco International Ltd. (b)		88,700	2,720
Xilinx, Inc.		25,300	683
Fabricated Metal Products	(0.7%)
Gillette Company (The)		34,400	1,436
Food & Kindred Products	(1.5%)
Altria Group, Inc.		67,400	3,170
Kellogg Company		1,800	77
Furniture & Fixtures	(0.6%)
Johnson Controls, Inc.		15,200	864
Lear Corporation		7,700	419
Furniture & Home Furnishings Stores	(0.2%)
Bed Bath & Beyond Inc. (a)		9,200	341
Health Services	(0.6%)
HCA Inc.		32,500	1,240
Holding & Other Investment Offices	(0.4%)
CarrAmerica Realty Corporation		6,800	222
Equity Office Properties Trust		7,600	207
Kimco Realty Corporation		3,400	174
Mack-Cali Realty Corporation		300	13
ProLogis		10,000	352
Hotels & Other Lodging Places	(0.7%)
Hilton Hotels Corporation		27,200	512
Marriott International, Inc. - Class A		7,100	369
Starwood Hotels & Resorts Worldwide, Inc.		12,100	562
Industrial Machinery & Equipment	(2.2%)
Baker Hughes Incorporated		21,800	953
Caterpillar, Inc.		16,100	1,295
Cooper Cameron Corporation (a)		14,900	817

Deere & Company		15,800	1,020
Novellus Systems, Inc. (a)(b)		20,700	550
SPX Corporation		8,700	308
Insurance	(4.8%)
Aetna Inc.		13,700	1,369
Allstate Corporation (The)		39,100	1,876
Ambac Financial Group, Inc.		21,300	1,703
American International Group, Inc.		23,800	1,618
Anthem, Inc. (a)(b)		12,900	1,126
Assurant, Inc.		7,000	182
CIGNA Corporation		1,700	118
MBIA, Inc.		10,400	605
Progressive Corporation (The)		1,600	136
St. Paul Companies, Inc. (The)		25,800	853
UnitedHealth Group Incorporated		1,000	74
W.R. Berkley Corporation		13,200	557
WellPoint Health Networks Inc. (a)		3,700	389
Insurance Agents, Brokers & Service	(0.7%)
Hartford Financial Services Group, Inc. (The)		25,200	1,561
Life Insurance	(0.5%)
Genworth Financial, Inc. - Class A		28,100	655
Protective Life Corporation		1,300	51
Torchmark Corporation		8,500	452
Lumber & Other Building Materials	(2.0%)
Home Depot, Inc. (The)		63,700	2,497
Lowe’s Companies, Inc.		34,900	1,897
Lumber & Wood Products	(0.3%)
Masco Corporation		18,200	628
Manufacturing Industries	(0.4%)
Hasbro Inc.		30,900	581
International Game Technology		5,100	183
Mattel, Inc.		3,500	63
Medical Instruments & Supplies	(1.8%)
Boston Scientific Corporation (a)		47,700	1,895
Guidant Corporation		31,800	2,100
Mortgage Bankers & Brokers	(1.1%)
Countrywide Financial Corporation		42,800	1,686
Doral Financial Corporation (b)		7,000	290
Motion Pictures	(0.7%)
Fox Entertainment Group, Inc. - Class A (a)		48,600	1,348
Time Warner Inc. (a)		12,100	195
Oil & Gas Extraction	(3.1%)
Anadarko Petroleum Corporation		11,600	770
ConocoPhillips		34,200	2,833
Devon Energy Corporation		8,500	604
Dynegy Inc. (a)(b)		8,800	44
Pride International, Inc. (a)		33,000	653
Rowan Companies, Inc. (a)(b)		18,000	475
Unocal Corporation		34,200	1,471
Paper & Allied Products	(0.2%)
Smurfit-Stone Container Corporation (a)(b)		18,200	353
Petroleum Refining	(3.6%)
ChevronTexaco Corporation		33,400	1,792

Exxon Mobil Corporation		113,900	5,505
Valero Energy Corporation		6,800	545
Pharmaceuticals	(9.3%)
Amgen Inc. (a)		36,500	2,069
Biogen, Inc. (a)		800	49
Forest Laboratories, Inc. (a)		38,800	1,745
Gilead Sciences, Inc. (a)		18,200	680
Hospira, Inc. (a)		300	9
Johnson & Johnson		82,900	4,670
Lilly (Eli) and Company		29,900	1,795
Medicis Pharmaceutical Corporation - Class A		21,000	820
Medimmune, Inc. (a)		5,000	119
Merck & Co., Inc.		18,100	597
OSI Pharmaceuticals, Inc. (a)		5,600	344
Pfizer Inc.		149,200	4,566
Schering-Plough Corporation		37,800	720
Sepracor Inc. (a)(b)		12,400	605
Watson Pharmaceuticals, Inc. (a)		11,900	351
Wyeth		43,500	1,627
Primary Metal Industries	(1.0%)
Alcoa Inc.		34,200	1,149
United States Steel Corporation (b)		26,500	997
Printing & Publishing	(1.2%)
Gannett Co., Inc.		20,400	1,709
Scripps (E.W.) Company (The) (b)		15,800	755
Tribune Company		3,500	144
Railroads	(0.6%)
CSX Corporation		26,300	873
Norfolk Southern Corporation		17,500	520
Residential Building Construction	(0.1%)
Lennar Corporation (b)		5,300	252
Restaurants	(1.3%)
McDonald’s Corporation		70,200	1,968
Wendy’s International, Inc.		4,100	138
YUM! Brands, Inc.		16,400	667
Retail Trade	(0.1%)
Staples, Inc.		8,400	250
Rubber & Misc. Plastic Products	(0.6%)
NIKE, Inc. - Class B		15,700	1,237
Savings Institutions	(0.5%)
Washington Mutual, Inc.		30,400	1,188
Security & Commodity Brokers	(2.8%)
Goldman Sachs Group, Inc. (The)		16,600	1,548
Legg Mason, Inc.		1,800	96
Morgan Stanley		67,600	3,333
Schwab (Charles) Corporation (The) (b)		137,900	1,267
Shoe Stores	(0.1%)
Foot Locker, Inc.		4,900	116
Telecommunications	(3.7%)
BellSouth Corporation		5,700	155
Nextel Communications, Inc. - Class A (a)		49,500	1,180
SBC Communications Inc.		66,000	1,713
Sprint Corporation (FON Group)		56,900	1,145

Verizon Communications, Inc.		100,500	3,958
Trucking & Warehousing	(0.5%)
United Parcel Service, Inc. - Class B		14,000	1,063
U.S. Government Agencies	(0.9%)
Fannie Mae		6,400	406
Freddie Mac		24,800	1,618
Variety Stores	(2.4%)
Family Dollar Stores, Inc.		3,400	92
Target Corporation		32,200	1,457
Wal-Mart Stores, Inc.		70,100	3,729
Water Transportation	(0.5%)
Carnival Corporation		21,900	1,036
Wholesale Trade Nondurable Goods	(0.1%)
SYSCO Corporation		8,600	257

Total Common Stocks (cost: $ 201,804)			219,974

		Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS	(0.1%)
U. S. Treasury Bill
1.66%, due 12/16/2004		$200	$199
1.55%, due 12/16/2004		44	44

Total Short-Term U.S. Government Obligations (cost: $ 243)			243

SECURITY LENDING COLLATERAL	(6.1%)
Debt	(5.5%)
Bank Notes	(0.2%)
Bank of America Corporation
1.88%, due 10/19/2004		43	43
1.88%, due 12/23/2004		77	77
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		85	85
Deutsche Bank AG
1.70%, due 10/12/2004		256	256
Commercial Paper	(1.6%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		128	128
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		170	170
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		426	426
1.75%, due 10/18/2004		85	85
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		425	425
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		127	127
General Electric Capital Corporation
1.76%, due 10/21/2004		298	298
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		213	213
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		88	88
Morgan Stanley

1.96%, due 12/10/2004			554	554
1.96%, due 03/16/2005			537	537
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004			213	213
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004			128	128
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			128	128
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			114	114
Euro Dollar Overnight	(0.3%)
Dexia Bank SA
1.51%, due 10/01/2004			85	85
Fortis Bank
1.52%, due 10/01/2004			213	213
1.62%, due 10/05/2004			85	85
Wells Fargo & Company
1.60%, due 10/04/2004			382	382
Euro Dollar Terms	(1.2%)
Bank of Montreal
1.76%, due 10/25/2004			44	44
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			173	173
1.77%, due 10/25/2004			426	426
1.76%, due 11/12/2004			213	213
1.80%, due 11/23/2004			424	424
Bank of the West Inc.
1.79%, due 11/10/2004			85	85
Den Danske Bank
1.64%, due 10/08/2004			85	85
Fortis Bank
1.69%, due 10/14/2004			43	43
1.73%, due 10/15/2004			85	85
Harris Trust & Savings Bank
1.76%, due 10/29/2004			85	85
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			298	298
1.60%, due 10/15/2004			128	128
1.65%, due 10/29/2004			64	64
1.67%, due 11/02/2004			9	9
1.88%, due 12/23/2004			224	224
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			213	213
Master Notes	(0.2%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			170	170
2.01%, due 06/05/2005			256	256
Repurchase Agreements	(2.0%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $998 on 10/01/2004			998	998
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $435 on 10/01/2004			435	435
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $453 on 10/01/2004			453	453
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $1,606 on 10/01/2004			1,606	1,606
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $852 on 10/01/2004			852	852

		Shares	Value
Investment Companies	(0.6%)
Money Market Funds	(0.6%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%		326,895	$327
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%		251,997	252
Merrimac Cash Fund-Premium Class
1 day yield of 1.47%		674,238	674

Total Security Lending Collateral (cost: $ 13,482)			13,482

Total Investment Securities (cost: $ 215,729)			$233,899

SUMMARY:
Investments, at value		106.0%	$233,899
Liabilities in excess of other assets		(6.0)%	(13,280)

Net assets		100.0%	$220,619

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $12,992.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 4,430, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	At September 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at September 30, 2004, is $ 200.

(e)	Value is less than $ 1.

(f)	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Directors.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $2,117 or 1.0% of the net assets of the Fund.

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(95.9%)
Apparel & Accessory Stores	(1.4%)
TJX Companies, Inc. (The)		103,400	$2,279
Apparel Products	(3.9%)
Columbia Sportswear Company (a)(b)		54,300	2,959
V.F. Corporation (b)		68,600	3,392
Automotive	(0.7%)
BorgWarner, Inc.		27,900	1,208
Automotive Dealers & Service Stations	(3.4%)
AutoNation, Inc. (a)		92,600	1,582
AutoZone, Inc. (a)(b)		51,200	3,955
Beverages	(1.2%)
Brown-Forman Corporation - Class B		18,800	861
Constellation Brands, Inc. (a)		28,300	1,077
Chemicals & Allied Products	(2.8%)
Albemarle Corporation		24,000	842
Sherwin-Williams Company (The)		29,500	1,297
Sigma-Aldrich Corporation (b)		40,000	2,320
Commercial Banks	(8.6%)
Cullen/Frost Bankers, Inc.		21,700	1,008
M&T Bank Corporation		41,400	3,962
North Fork Bancorporation, Inc. (b)		73,700	3,276
Northern Trust Corporation		24,300	991
TCF Financial Corporation (b)		24,200	733
Wilmington Trust Corporation (b)		105,500	3,820
Computer & Data Processing Services	(2.2%)
Affiliated Computer Services, Inc. - Class A (a)(b)		22,100	1,230
Computer Associates International, Inc.		41,800	1,099
IMS Health Incorporated		47,700	1,140
Computer & Office Equipment	(1.0%)
Lexmark International, Inc. (a)		15,800	1,327
NCR Corporation (a)		6,700	332
Construction	(0.6%)
Ashland Inc.		17,000	953
Department Stores	(0.4%)
May Department Stores Company (The) (b)		26,600	682

Electric Services	(2.2%)
Dominion Resources, Inc.		28,300	1,847
Energy East Corporation		40,400	1,017
Westar Energy		30,200	610
Electric, Gas & Sanitary Services	(2.0%)
SCANA Corporation		42,800	1,598
Sempra Energy		45,200	1,636
Electronic & Other Electric Equipment	(1.0%)
Cooper Industries, Inc. - Class A		27,100	1,599
Environmental Services	(1.4%)
Republic Services, Inc.		77,700	2,312
Fabricated Metal Products	(2.8%)
Crane Co.		60,900	1,761
Fortune Brands, Inc.		26,100	1,934
Harsco Corporation		18,100	813
Food & Kindred Products	(3.2%)
Bunge Limited (b)		21,100	844
Dean Foods Company (a)		41,000	1,231
Hormel Foods Corporation		60,700	1,626
Smucker (J.M.) Company (The)		32,500	1,443
Gas Production & Distribution	(2.9%)
Energen Corporation		11,700	603
Equitable Resources, Inc.		13,700	744
Kinder Morgan, Inc.		53,200	3,342
Health Services	(2.0%)
Lincare Holdings Inc. (a)		49,700	1,477
Quest Diagnostics Incorporated (b)		11,900	1,050
Renal Care Group, Inc. (a)		14,600	471
Holding & Other Investment Offices	(2.9%)
Kimco Realty Corporation		24,700	1,267
Plum Creek Timber Company, Inc.		36,800	1,289
PS Business Parks, Inc.		30,100	1,199
Public Storage, Inc.		17,800	882
Industrial Machinery & Equipment	(0.0%)
IDEX Corporation		1,552	53
Insurance	(9.9%)
Assurant, Inc.		150,100	3,903
Cincinnati Financial Corporation		45,600	1,880
Coventry Health Care, Inc. (a)(b)		24,500	1,308
MGIC Investment Corporation		34,800	2,316
Old Republic International Corp.		116,900	2,926
PartnerRe Ltd.		19,200	1,050
Principal Financial Group, Inc.		45,500	1,637
SAFECO Corporation (b)		20,300	927
Insurance Agents, Brokers & Service	(1.1%)
Willis Group Holdings Limited		47,400	1,773
Life Insurance	(1.9%)
IPC Holdings, Ltd.		79,800	3,033
Lumber & Wood Products	(0.7%)
Rayonier, Inc.		26,000	1,176

Metal Cans & Shipping Containers	(0.1%)
Ball Corporation		6,400	240
Mining	(1.0%)
Vulcan Materials Company		31,600	1,610
Motor Vehicles, Parts & Supplies	(0.7%)
Genuine Parts Company		28,000	1,075
Oil & Gas Extraction	(3.5%)
Burlington Resources Inc.		57,700	2,354
Devon Energy Corporation		46,600	3,309
Paper & Allied Products	(0.9%)
Pactiv Corporation (a)		63,100	1,467
Petroleum Refining	(1.3%)
Premcor Inc. (a)		54,500	2,098
Pharmaceuticals	(0.7%)
NBTY, Inc. (a)		53,300	1,149
Printing & Publishing	(4.8%)
Deluxe Corporation (b)		43,500	1,784
Dex Media Inc. (a)(b)		27,800	589
Gannett Co., Inc.		31,400	2,630
Knight-Ridder, Inc.		13,000	851
Scripps (E.W.) Company (The) (b)		39,000	1,863
Real Estate	(2.3%)
Brookfield Properties Corporation		57,100	1,842
LNR Property Corporation (b)		30,700	1,901
Restaurants	(2.3%)
Applebee’s International, Inc.		50,100	1,267
Outback Steakhouse, Inc. (b)		59,400	2,467
Retail Trade	(0.4%)
Tiffany & Co. (b)		18,600	572
Rubber & Misc. Plastic Products	(1.1%)
Carlisle Companies Incorporated		28,500	1,822
Savings Institutions	(3.2%)
Golden West Financial Corporation		36,600	4,061
Webster Financial Corporation		22,200	1,096
Security & Commodity Brokers	(2.6%)
Interactive Data Corporation (a)		78,600	1,479
Legg Mason, Inc.		29,400	1,566
T. Rowe Price Group, Inc.		22,300	1,135
Stone, Clay & Glass Products	(1.5%)
Florida Rock Industries, Inc. (b)		49,000	2,401
Telecommunications	(4.6%)
ALLTEL Corporation		48,800	2,680
CenturyTel, Inc. (b)		93,500	3,201
Telephone and Data Systems, Inc. (b)		18,500	1,557

Textile Mill Products	(1.4%)
Mohawk Industries, Inc. (a)(b)		29,000	2,302
Transportation Equipment	(1.0%)
United Defense Industries, Inc. (a)		40,400	1,616
Variety Stores	(2.3%)
Family Dollar Stores, Inc.		91,300	2,474
Tuesday Morning Corporation (a)		41,100	1,271

Total Common Stocks (cost: $148,385)			154,631

		Principal	Value
SECURITY LENDING COLLATERAL	(18.0%)
Debt	(16.3%)
Bank Notes	(0.6%)
Bank of America Corporation
1.88%, due 10/19/2004		$92	$92
1.88%, due 12/23/2004		166	166
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		183	183
Deutsche Bank AG
1.70%, due 10/12/2004		550	550
Commercial Paper	(4.8%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		275	275
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		366	366
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		915	915
1.75%, due 10/18/2004		183	183
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		914	914
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		274	274
General Electric Capital Corporation
1.76%, due 10/21/2004		641	641
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		458	458
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		189	189
Morgan Stanley
1.96%, due 12/10/2004		1,191	1,191
1.96%, due 03/16/2005		1,155	1,155
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		458	458
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		275	275
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		275	275
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		244	244
Euro Dollar Overnight	(1.0%)
Dexia Bank SA
1.51%, due 10/01/2004		183	183
Fortis Bank
1.52%, due 10/01/2004		458	458
1.62%, due 10/05/2004		183	183
Wells Fargo & Company
1.60%, due 10/04/2004		821	821
Euro Dollar Terms	(3.5%)
Bank of Montreal

1.76%, due 10/25/2004		95	95
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		372	372
1.77%, due 10/25/2004		917	917
1.76%, due 11/12/2004		458	458
1.80%, due 11/23/2004		912	912
Bank of the West Inc.
1.79%, due 11/10/2004		183	183
Den Danske Bank
1.64%, due 10/08/2004		183	183
Fortis Bank
1.69%, due 10/14/2004		92	92
1.73%, due 10/15/2004		183	183
Harris Trust & Savings Bank
1.76%, due 10/29/2004		183	183
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		642	642
1.60%, due 10/15/2004		275	275
1.65%, due 10/29/2004		138	138
1.67%, due 11/02/2004		18	18
1.88%, due 12/23/2004		482	482
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004		458	458
Master Notes	(0.6%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		367	367
2.01%, due 06/05/2005		550	550
Repurchase Agreements	(5.8%) (c)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $2,145 on 10/01/2004		2,145	2,145
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $935 on 10/01/2004		935	935
1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $975 on 10/01/2004		975	975
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $3,452 on 10/01/2004		3,452	3,452
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,833 on 10/01/2004		1,833	1,833

		Shares	Value
Investment Companies	(1.7%)
Money Market Funds	(1.7%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%		702,975	$703
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%		541,909	542
Merrimac Cash Fund-Premium Class
1 day yield of 1.47%		1,449,921	1,450

Total Security Lending Collateral (cost: $28,992)			28,992

Total Investment Securities (cost: $177,377)			$183,623

SUMMARY:
Investments, at value		113.9%	$183,623
Liabilities in excess of other assets		(13.9)%	(22,461)

Net assets		100.0%	$161,162

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan (see Note 1). The value at September 30, 2004, of all securities on loan is $ 28,082.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 9,526, that serve as collateral for securities are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $4,551 or 2.82% of the net assets of the Fund.

Marsico Growth

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(96.9%)
Air Transportation	(3.3%)
FedEx Corporation		51,598	$4,421
Amusement & Recreation Services	(0.6%)
MGM MIRAGE (a)(b)		3,314	165
Wynn Resorts, Limited (a)		13,491	697
Automotive	(1.4%)
Honeywell International Inc.		53,450	1,917
Beverages	(0.8%)
PepsiCo, Inc.		22,609	1,100
Business Services	(3.1%)
eBay Inc. (a)		44,059	4,052
Chemicals & Allied Products	(3.6%)
Monsanto Company		16,814	612
Procter & Gamble Company (The)		77,608	4,201
Commercial Banks	(5.1%)
Citigroup Inc.		146,377	6,458
UCBH Holdings, Inc.		6,195	242
Communications Equipment	(5.7%)
QUALCOMM Incorporated		192,358	7,510
Computer & Data Processing Services	(5.5%)
Electronic Arts Inc. (a)		71,972	3,310
Microsoft Corporation		143,964	3,981
Computer & Office Equipment	(3.0%)
Dell Inc. (a)		113,560	4,043
Drug Stores & Proprietary Stores	(1.0%)
CVS Corporation		31,787	1,339
Electronic & Other Electric Equipment	(4.8%)
General Electric Company		189,843	6,375
Electronic Components & Accessories	(2.3%)
Tyco International Ltd. (b)		99,017	3,036
Furniture & Home Furnishings Stores	(1.0%)
Bed Bath & Beyond Inc. (a)		35,550	1,319

Health Services	(1.6%)
Quest Diagnostics Incorporated (b)		24,123	2,128
Industrial Machinery & Equipment	(3.3%)
Caterpillar, Inc.		54,459	4,381
Insurance	(6.7%)
UnitedHealth Group Incorporated		119,998	8,849
Lumber & Other Building Materials	(3.4%)
Lowe’s Companies, Inc.		82,697	4,495
Medical Instruments & Supplies	(9.1%)
Boston Scientific Corporation (a)		94,027	3,736
Medtronic, Inc.		55,412	2,876
St. Jude Medical, Inc. (a)		13,138	989
Wright Medical Group, Inc. (a)		6,925	174
Zimmer Holdings, Inc. (a)		53,091	4,197
Mortgage Bankers & Brokers	(4.0%)
Countrywide Financial Corporation (b)		135,440	5,335
Personal Credit Institutions	(5.5%)
SLM Corporation		162,608	7,252
Pharmaceuticals	(5.5%)
Genentech, Inc. (a)		139,075	7,290
Residential Building Construction	(1.7%)
Lennar Corporation (b)		48,697	2,318
Restaurants	(0.4%)
Starbucks Corporation (a)		10,330	470
Retail Trade	(1.9%)
Tiffany & Co.		82,815	2,546
Rubber & Misc. Plastic Products	(2.3%)
NIKE, Inc. - Class B		39,528	3,115
Security & Commodity Brokers	(4.0%)
Goldman Sachs Group, Inc. (The)		24,483	2,283
Merrill Lynch & Co., Inc.		59,532	2,960
Telecommunications	(1.2%)
Verizon Communications, Inc.		40,906	1,611
Transportation Equipment	(1.6%)
General Dynamics Corporation		20,704	2,114
Variety Stores	(1.7%)
Wal-Mart Stores, Inc.		42,546	2,263
Water Transportation	(1.8%)
Royal Caribbean Cruises Ltd. (b)		55,290	2,411

Total Common Stocks (cost: $ 104,543)			128,571

		Principal	Value
SHORT-TERM OBLIGATIONS	(1.7%)
Investors Bank & Trust Company (d)
1.27%, Repurchase Agreement dated 09/30/2004 to be repurchased at $2,190 on 10/01/2004		$2,190	$2,190

Total Short-Term Obligations (cost: $ 2,190)			2,190

SECURITY LENDING COLLATERAL	(7.4%)
Debt	(6.7%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$31	$31
1.88%, due 12/23/2004		56	56
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		62	62
Deutsche Bank AG
1.70%, due 10/12/2004		187	187
Commercial Paper	(2.0%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		94	94
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		125	125
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		312	312
1.75%, due 10/18/2004		62	62
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		311	311
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		93	93
General Electric Capital Corporation
1.76%, due 10/21/2004		218	218
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		156	156
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		64	64
Morgan Stanley
1.96%, due 12/10/2004		406	406
1.96%, due 03/16/2005		393	393
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		156	156
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		94	94
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		94	94
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		83	83
Euro Dollar Overnight	(0.4%)
Dexia Bank SA
1.51%, due 10/01/2004		62	62
Fortis Bank
1.52%, due 10/01/2004		156	156
1.62%, due 10/05/2004		62	62
Wells Fargo & Company
1.60%, due 10/04/2004		280	280
Euro Dollar Terms	(1.4%)
Bank of Montreal
1.76%, due 10/25/2004		32	32
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		127	127
1.77%, due 10/25/2004		312	312

1.76%, due 11/12/2004		156	156
1.80%, due 11/23/2004		311	311
Bank of the West Inc.
1.79%, due 11/10/2004		62	62
Den Danske Bank
1.64%, due 10/08/2004		62	62
Fortis Bank
1.69%, due 10/14/2004		31	31
1.73%, due 10/15/2004		62	62
Harris Trust & Savings Bank
1.76%, due 10/29/2004		62	62
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		218	218
1.60%, due 10/15/2004		94	94
1.65%, due 10/29/2004		47	47
1.67%, due 11/02/2004		6	6
1.88%, due 12/23/2004		164	164
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004		156	156
Master Notes	(0.2%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		125	125
2.01%, due 06/05/2005		187	187
Repurchase Agreements	(2.4%) (c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $730 on 10/01/2004		730	730
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $318 on 10/01/2004		318	318
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $332 on 10/01/2004		332	332
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $1,175 on 10/01/2004		1,175	1,175
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $624 on 10/01/2004		624	624

		Shares	Value
Investment Companies	(0.7%)
Money Market Funds	(0.7%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%		239,392	$239
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		184,542	185
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		493,757	494

Total Security Lending Collateral (cost: $ 9,868)			9,868

Total Investment Securities (cost: $ 116,601)			$140,629

SUMMARY:
Investments, at value		106.0%	$140,629
Liabilities in excess of other assets		(6.0)%	(7,994)

Net assets		100.0%	$132,635

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 9,605.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 3,244, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	At September 30, 2004, repurchase agreements are collateralized by $ 9,744 Fannie Mae #FNR 1994-15 FC (3.55%, due 06/25/2023) with a market value and accrued interest of $ 2,299.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $1,550 or 1.20% of the net assets of the Fund.

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(99.0%)
Aerospace	(2.3%)
Boeing Company (The)		89,000	$4,594
Northrop Grumman Corporation		107,000	5,706
Apparel & Accessory Stores	(3.1%)
American Eagle Outfitters, Inc.		122,000	4,496
Limited, Inc. (The)		226,000	5,038
Nordstrom, Inc.		107,000	4,092
Auto Repair, Services & Parking	(0.5%)
Ryder System, Inc.		47,000	2,211
Automotive	(1.7%)
Autoliv, Inc.		41,000	1,656
Ford Motor Company		403,000	5,662
Chemicals & Allied Products	(1.1%)
Lyondell Chemical Company		215,000	4,829
Commercial Banks	(7.5%)
Bank of America Corporation		110,000	4,766
Citigroup Inc.		486,000	21,442
KeyCorp		152,000	4,803
Morgan Chase & Co. (J.P.)		51,000	2,026
Communications Equipment	(3.9%)
Avaya Inc. (a)		245,000	3,415
Lucent Technologies Inc. (a)		1,668,000	5,288
Motorola, Inc.		214,000	3,861
Tellabs, Inc. (a)		486,000	4,466
Computer & Data Processing Services	(2.1%)
Autodesk, Inc.		88,000	4,279
Computer Sciences Corporation (a)		105,000	4,946
Tech Data Corporation (a)		65,000	2,506
Computer & Office Equipment	(3.7%)
Hewlett-Packard Company		432,000	8,100
Storage Technology Corporation (a)		132,000	3,334
Xerox Corporation (a)		347,000	4,886
Construction	(0.4%)
Ashland Inc.		30,000	1,682

Department Stores	(1.1%)
J.C. Penney Company, Inc.		135,000	4,763
Electric Services	(3.7%)
Duke Energy Corporation		251,000	5,745
Edison International		185,000	4,904
TXU Corp.		114,000	5,463
Electrical Goods	(0.5%)
Arrow Electronics, Inc. (a)		90,000	2,032
Electronic & Other Electric Equipment	(4.3%)
General Electric Company		443,000	14,876
Whirlpool Corp.		68,000	4,086
Electronic Components & Accessories	(0.6%)
Atmel Corporation (a)		672,000	2,433
Fabricated Metal Products	(1.9%)
Gillette Company (The)		96,000	4,007
Stanley Works (The)		107,000	4,551
Food & Kindred Products	(1.8%)
Archer Daniels Midland Co.		275,000	4,670
Tyson Foods, Inc. - Class A		210,000	3,364
Gas Production & Distribution	(0.9%)
Williams Companies, Inc. (The)		342,000	4,138
Hotels & Other Lodging Places	(1.1%)
Starwood Hotels & Resorts Worldwide, Inc.		100,000	4,642
Industrial Machinery & Equipment	(2.1%)
Black & Decker Corporation (The)		57,000	4,414
Cummins Inc.		63,000	4,655
Instruments & Related Products	(2.1%)
Eastman Kodak Company		160,000	5,155
Rockwell International Corporation		111,000	4,296
Insurance	(13.9%)
Allstate Corporation (The)		137,000	6,575
Anthem, Inc. (a)		56,000	4,886
Aon Corporation		178,000	5,116
Chubb Corporation		72,000	5,060
CIGNA Corporation		75,000	5,222
Cincinnati Financial Corporation		17,000	701
Fidelity National Financial, Inc.		114,000	4,343
Humana Inc. (a)		211,000	4,216

Loews Corporation		83,000	4,856
MGIC Investment Corporation		52,000	3,461
PacifiCare Health Systems, Inc. (a)		109,000	4,000
PMI Group, Inc. (The)		62,000	2,516
SAFECO Corporation		95,000	4,337
UnumProvident Corporation		289,000	4,534
W.R. Berkley Corporation		40,000	1,686
Insurance Agents, Brokers & Service	(1.2%)
Hartford Financial Services Group, Inc. (The)		2,000	124
MetLife, Inc.		138,000	5,334
Life Insurance	(2.4%)
Lincoln National Corporation		105,000	4,935
Prudential Financial, Inc.		124,000	5,833
Lumber & Other Building Materials	(1.1%)
Home Depot, Inc. (The)		125,000	4,900
Lumber & Wood Products	(1.1%)
Georgia-Pacific Corporation		135,000	4,853
Medical Instruments & Supplies	(1.3%)
Bard, (C.R.) Inc.		27,000	1,529
Becton, Dickinson and Company		77,000	3,981
Mortgage Bankers & Brokers	(1.4%)
Countrywide Financial Corporation		156,000	6,145
Oil & Gas Extraction	(7.6%)
Anadarko Petroleum Corporation		87,000	5,773
Burlington Resources Inc.		137,000	5,590
ConocoPhillips		105,000	8,699
Devon Energy Corporation		79,000	5,610
Dynegy Inc. (a)		349,000	1,742
Occidental Petroleum Corporation		108,000	6,041
Paper & Allied Products	(0.9%)
Temple-Inland Inc.		62,000	4,163
Petroleum Refining	(10.1%)
Amerada Hess Corporation		57,000	5,073
ChevronTexaco Corporation		242,000	12,981
Exxon Mobil Corporation		336,000	16,239
Sunoco, Inc.		65,000	4,809
Valero Energy Corporation		65,000	5,214
Pharmaceuticals	(0.7%)
Pfizer Inc.		106,000	3,244
Primary Metal Industries	(3.4%)
Nucor Corporation		53,000	4,843
Phelps Dodge Corporation		58,000	5,338

United States Steel Corporation		130,000	4,891
Railroads	(1.2%)
Norfolk Southern Corporation		171,000	5,086
Restaurants	(1.6%)
McDonald’s Corporation		251,000	7,036
Retail Trade	(1.1%)
Toys “R” Us, Inc. (a)		265,000	4,701
Security & Commodity Brokers	(1.1%)
Bear Stearns Companies Inc. (The)		52,000	5,001
Tobacco Products	(0.1%)
UST Inc.		16,000	644
Trucking & Warehousing	(0.5%)
CNF Transportation Inc.		49,000	2,009
Variety Stores	(1.3%)
Costco Wholesale Corporation		136,000	5,652

Total Common Stocks (cost: $398,846)			435,800

		Principal	Value
SECURITY LENDING COLLATERAL	(15.4%)
Debt	(14.0%)
Bank Notes	(0.5%)
Bank of America Corporation
1.88%, due 10/19/2004		$214	$214
1.88%, due 12/23/2004		385	385
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		428	428
Deutsche Bank AG
1.70%, due 10/12/2004		1,285	1,285
Commercial Paper	(4.1%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		642	642
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		855	855
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		2,138	2,138
1.75%, due 10/18/2004		425	425

Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		2,136	2,136
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		640	640
General Electric Capital Corporation
1.76%, due 10/21/2004		1,498	1,498
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		1,071	1,071
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		442	442
Morgan Stanley
1.96%, due 12/10/2004		2,784	2,784
1.96%, due 03/16/2005		2,698	2,698
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		1,070	1,070
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		642	642
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		642	642
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		570	570
Euro Dollar Overnight	(0.9%)
Dexia Bank SA
1.51%, due 10/01/2004		428	428
Fortis Bank
1.52%, due 10/01/2004		1,071	1,071
1.62%, due 10/05/2004		428	428
Wells Fargo & Company
1.60%, due 10/04/2004		1,919	1,919
Euro Dollar Terms	(3.0%)
Bank of Montreal
1.76%, due 10/25/2004		223	223
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		869	869
1.77%, due 10/25/2004		2,141	2,141
1.76%, due 11/12/2004		1,071	1,071
1.80%, due 11/23/2004		2,131	2,131
Bank of the West Inc.
1.79%, due 11/10/2004		428	428
Den Danske Bank
1.64%, due 10/08/2004		428	428
Fortis Bank
1.69%, due 10/14/2004		214	214
1.73%, due 10/15/2004		428	428
Harris Trust & Savings Bank
1.76%, due 10/29/2004		428	428
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		1,499	1,499
1.60%, due 10/15/2004		642	642
1.65%, due 10/29/2004		321	321
1.67%, due 11/02/2004		43	43
1.88%, due 12/23/2004		1,126	1,126
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004		1,071	1,071
Master Notes	(0.5%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		857	857
2.01%, due 06/05/2005		1,285	1,285

Repurchase Agreements	(5.0%) (c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $5,012 on 10/01/2004		5,012	5,012
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $2,184 on 10/01/2004		2,184	2,184
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $2,278 on 10/01/2004		2,278	2,278
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $8,065 on 10/01/2004		8,065	8,065
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $4,284 on 10/01/2004		4,284	4,284

		Shares	Value
Investment Companies	(1.4%)
Money Market Funds	(1.4%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%		1,642,446	$1,642
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%		1,266,128	1,266
Merrimac Cash Fund-Premium Class
1 day yield of 1.47%		3,387,629	3,389

Total Security Lending Collateral (cost: $67,736)			67,736

Total Investment Securities (cost: $466,582)			$503,536

SUMMARY:
Investments, at value		114.4%	$503,536
Liabilities in excess of other assets		(14.4%)	(63,334)

Net assets		100.0%	$440,202

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $64,606.

(c)	Cash collateral for the Repurchase Agreements, valued at $22,257, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $10,631 or 2.42% of the net assets of the Fund.

AEGON/Transamerica Series Fund, Inc.

MFS High Yield

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS	(0.7%)
Federative Republic of Brazil
8.00%, due 04/15/2014		$1,443	$1,426
11.00%, due 08/17/2040		650	729
Republic of Panama
9.38%, due 01/16/2023		1,226	1,336
Russian Federation
12.75%, due 06/24/2028		726	1,104
Total Foreign Government Obligations (cost: $4,570)			4,595

MORTGAGE-BACKED SECURITIES	(1.7%)
Asset Securitization Corporation (g)
8.29%, due 11/13/2029		3,570	3,785
Morgan Stanley Capital I (g)
1.58%, due 04/28/2039		10,481	807
Commercial Mortgage Acceptance Corporation
5.44%, due 09/15/2030		230	235
CS First Boston Mortgage Securities Corp.
6.75%, due 11/11/2030		1,115	1,052
First Union National Bank
6.75%, due 10/15/2032		1,305	1,287
First Union - Lehman Brothers Commercial Mortgage Trust
7.50%, due 11/18/2029		1,940	1,866
GE Capital Commercial Mortgage Corporation, Series 2000-1 (g)
7.78%, due 01/15/2033		965	1,082
GMAC Commercial Mortgage Securities, Inc. (g)
7.90%, due 04/15/2034		1,278	1,445

Total Mortgage-Backed Securities (cost: $10,901)			11,559

ASSET-BACKED SECURITIES	(0.3%)
ARCap Reit, Inc.
6.10%, due 09/21/2045		1,515	1,263
Falcon Franchise Loan LLC (g)
4.16%, due 01/05/2025		4,269	783

Total Asset-Backed Securities (cost: $2,098)			2,046

CORPORATE DEBT SECURITIES	(91.3%)
Aerospace	(0.7%)
Argo-Tech Corporation - 144A
9.25%, due 06/01/2011		1,915	2,054
K & F Industries, Inc.
9.25%, due 10/15/2007		149	152
9.63%, due 12/15/2010		1,340	1,491
Standard Aero Holdings Inc. - 144A
8.25%, due 09/01/2014		960	994

Agriculture	(0.3%)
Seminis Vegatable Seeds - 144A
10.25%, due 10/01/2013		1,660	1,851
Air Transportation	(0.7%)
CHC Helicopter Corporation
7.38%, due 05/01/2014		1,235	1,287
Continental Airlines, Inc.
6.90%, due 01/02/2017		674	537
6.75%, due 03/15/2017		527	405
6.80%, due 08/02/2018		1,392	1,115
7.57%, due 03/15/2020		1,681	1,300
Amusement & Recreation Services	(3.6%)
AMF Bowling Worldwide, Inc. - 144A (b)
10.00%, due 03/01/2010		1,105	1,171
Aztar Corporation - 144A
7.88%, due 06/15/2014		1,920	2,035
Boyd Gaming Corporation
6.75%, due 04/15/2014		3,350	3,409
Intrawest Corporation
7.50%, due 10/15/2013		580	601
Isle of Capri Casinos, Inc.
7.00%, due 03/01/2014		2,020	2,030
Mandalay Resort Group (b)
9.38%, due 02/15/2010		1,700	1,955
MGM MIRAGE
8.50%, due 09/15/2010		765	869
8.38%, due 02/01/2011 (b)		3,630	4,007
Pinnacle Entertainment, Inc.
8.25%, due 03/15/2012		250	251
8.75%, due 10/01/2013		2,860	2,932
Six Flags, Inc. (b)
9.75%, due 04/15/2013		2,665	2,518
Station Casinos, Inc.
6.50%, due 02/01/2014		2,120	2,157
Apparel & Accessory Stores	(0.2%)
J. Crew Operating Corp. (b)
10.38%, due 10/15/2007		1,540	1,579
Apparel Products	(0.3%)
Levi Strauss & Co (b)
7.00%, due 11/01/2006		2,110	2,110
WestPoint Stevens Inc. (b) (e)
7.88%, due 06/15/2005		1,895	2
7.88%, due 06/15/2008		1,000	1
Automotive	(2.4%)
Advanced Accessory Systems, LLC - 144A
10.75%, due 06/15/2011		1,320	1,241
Dana Corporation
6.50%, due 03/01/2009		500	529
10.13%, due 03/15/2010		1,045	1,186
9.00%, due 08/15/2011		720	869
7.00%, due 03/01/2029		2,575	2,588
Dura Operating Corporation (b)
8.63%, due 04/15/2012		1,535	1,520
Metaldyne Corporation
11.00%, due 06/15/2012 (b)		695	553
10.00%, due 11/01/2013 - 144A		1,025	953
Navistar International Corporation (b)
7.50%, due 06/15/2011		3,255	3,475
Tenneco Automotive Inc.
10.25%, due 07/15/2013		2,815	3,209
Beverages	(0.2%)
Merisant Company - 144A
9.75%, due 07/15/2013		1,270	1,207

Business Credit Institutions	(1.5%)
BCP Caylux Holdings Luxembourg SCA - 144A
9.63%, due 06/15/2014		1,210	1,307
eircom Funding
8.25%, due 08/15/2013		2,225	2,436
PCA LLC (PCA Finance Corporation)
11.88%, due 08/01/2009		1,910	2,044
REFCO Finance Holdings (b)
9.00%, due 08/01/2012		1,345	1,436
Safilo Capital International SA - 144A
9.63%, due 05/15/2013		2,670	3,160
Business Services	(2.2%)
Hanover Compressor Company
9.00%, due 06/01/2014		495	543
Hanover Equipment Trust 2001B
8.75%, due 09/01/2011		2,305	2,518
Lamar Media Corp.
7.25%, due 01/01/2013		2,345	2,521
Muzak LLC (Muzak Finance Corporation) - 144A
10.00%, due 02/15/2009		2,045	1,810
United Rentals (North America), Inc.
6.50%, due 02/15/2012		1,330	1,280
7.75%, due 11/15/2013 (b)		2,145	2,011
7.00%, due 02/15/2014 (b)		1,510	1,340
Williams Scotsman, Inc.
9.88%, due 06/01/2007		2,625	2,513
10.00%, due 08/15/2008		560	601
Chemicals & Allied Products	(5.7%)
Acetex Corporation
10.88%, due 08/01/2009		1,695	1,865
Century Aluminum Company
7.50%, due 08/15/2014		1,555	1,637
Equistar Chemicals, LP
10.63%, due 05/01/2011		4,245	4,838
Hercules Incorporated- 144A
6.75%, due 10/15/2029		2,030	2,071
Huntsman ICI Chemicals LLC (b)
10.13%, due 07/01/2009		3,315	3,481
Huntsman International LLC
9.88%, due 03/01/2009		2,040	2,249
IMC Global Inc.
10.88%, due 08/01/2013		2,200	2,778
JohnsonDiversey Holdings, Inc. (j)
Zero Coupon, due 05/15/2013		2,560	2,112
JohnsonDiversey, Inc.
9.63%, due 05/15/2012		4,010	4,490
Lyondell Chemical Company
9.50%, due 12/15/2008		1,200	1,310
11.13%, due 07/15/2012 (b)		2,065	2,395
Nalco Company
7.75%, due 11/15/2011		675	716
8.88%, due 11/15/2013 (b)		460	495
NOVA Chemicals Corporation
6.50%, due 01/15/2012		2,030	2,096
Resolution Performance Products LLC (b)
13.50%, due 11/15/2010		1,340	1,300
Revlon Consumer Products Corporation (b)
8.63%, due 02/01/2008		2,110	1,794
Rockwood Specialties Group, Inc.
10.63%, due 05/15/2011		1,400	1,540
SGL Carbon Luxembourg SA - 144A
8.50%, due 02/01/2012		700	904
Sovereign Specialty Chemicals, Inc.
11.88%, due 03/15/2010		80	84
Sterling Chemicals, Inc. (d) (e) (f)
Zero Coupon, due 08/15/2006		40	—
Zero Coupon, due 04/01/2007		50	—

Commercial Banks	(0.0%)
ASPropulsion Capital BV - 144A
9.63%, due 10/01/2013		150	198
Communication	(6.3%)
American Tower Corporation
9.38%, due 02/01/2009		491	520
Cablevision Systems Corporation - 144A (b)
8.00%, due 04/15/2012		2,750	2,874
Charter Communications Holdings LLC
8.63%, due 04/01/2009 (b)		8,935	6,947
8.75%, due 11/15/2013		950	932
9.92%, due 04/01/2011 (b) (j)		5,420	4,172
Charter Communications Operating LLC
(Charter Communications Operating Capital Corp.) - 144A
8.38%, due 04/30/2014		930	924
Crown Castle International Corp.
7.50%, due 12/01/2013		1,985	2,079
CSC Holdings, Inc.
8.13%, due 07/15/2009		1,000	1,063
8.13%, due 08/15/2009		4,390	4,663
6.75%, due 04/15/2012 - 144A		1,650	1,654
DIRECTTV Holdings Finance
8.38%, due 03/15/2013		1,265	1,439
Echostar DBS Corporation
6.38%, due 10/01/2011		3,180	3,220
FrontierVision Operating Partners, L.P. (e)
11.00%, due 10/15/2006		1,730	2,154
GCI, Inc.
7.25%, due 02/15/2014		2,015	1,975
Innova S. de R.L.
9.38%, due 09/19/2013		1,650	1,794
Insight Midwest LP (b)
9.75%, due 10/01/2009		1,270	1,327
Mediacom Broadband LLC (Mediacom Communications Corporation)
11.00%, due 07/15/2013		1,570	1,672
Mediacom LLC (Mediacom Capital Corporation)
9.50%, due 01/15/2013		305	294
Renaissance Media Group LLC (h)
10.00%, due 04/15/2008		945	973
XM Satellite Radio Inc. (b)
12.00%, due 06/15/2010		1,765	2,065
Communications Equipment	(2.0%)
Alamosa (Delaware), Inc.
11.00%, due 07/31/2010		1,657	1,877
Zero Coupon, due 07/31/2009 (h)		1,432	1,475
American Tower Corporation
7.13%, due 10/15/2012		1,320	1,307
American Towers, Inc.
7.25%, due 12/01/2011		525	546
L-3 Communications Corporation
7.63%, due 06/15/2012		2,600	2,860
Lucent Technologies Inc. (b)
5.50%, due 11/15/2008		2,140	2,140
Nortel Networks Corporation
6.13%, due 02/15/2006		3,390	3,458
Computer & Data Processing Services	(0.0%)
Kronos Incorporated
8.88%, due 06/30/2009		100	134
Computer & Office Equipment	(0.7%)
General Binding Corporation
9.38%, due 06/01/2008		1,305	1,328
Xerox Corporation
7.63%, due 06/15/2013		3,180	3,434
Construction	(1.0%)
D.R. Horton, Inc.
8.00%, due 02/01/2009		2,550	2,894

Technical Olympic USA, Inc.
9.00%, due 07/01/2010		670	734
WCI Communities, Inc. (b)
7.88%, due 10/01/2013		3,000	3,180
Department Stores	(0.3%)
Saks Incorporated
7.00%, due 12/01/2013		1,899	1,937
Drug Stores & Proprietary Stores	(0.9%)
Duane Reade Inc (b)
9.75%, due 08/01/2011		1,305	1,233
Rite Aid Corporation
9.50%, due 02/15/2011		1,585	1,744
9.25%, due 06/01/2013 (b)		2,715	2,783
Electric Services	(5.6%)
AES Corporation (The) - 144A
8.75%, due 05/15/2013		4,190	4,723
9.00%, due 05/15/2015 (b)		1,600	1,804
Allegheny Energy Supply Company, LLC - 144A (b)
8.25%, due 04/15/2012		2,645	2,923
Calpine Canada Energy Finance ULC (b)
8.50%, due 05/01/2008		1,330	918
Calpine Corporation - 144A (b)
8.75%, due 07/15/2013		5,055	3,817
Dynegy Holdings Inc. - 144A
9.88%, due 07/15/2010		2,475	2,797
Edison Mission Energy
7.73%, due 06/15/2009		1,400	1,470
Empresa Nacional de Electricidad SA
8.35%, due 08/01/2013		1,700	1,898
FirstEnergy Corp.
6.45%, due 11/15/2011		3,000	3,273
Mirant Corporation (e)
0.00%, due 05/01/2011		1,300	1,144
Mission Energy Holding Company
13.50%, due 07/15/2008		1,340	1,695
MSW Energy Holdings LLC
7.38%, due 09/01/2010		1,200	1,260
NRG Energy, Inc. - 144A
8.00%, due 12/15/2013		3,720	3,985
PSEG Energy Holdings Inc.
8.63%, due 02/15/2008		800	882
PSEG Energy Holdings LLC
7.75%, due 04/16/2007		2,035	2,172
Reliant Resources, Inc.
9.25%, due 07/15/2010		1,870	2,008
9.50%, due 07/15/2013		1,270	1,380
Electric, Gas & Sanitary Services	(1.3%)
CMS Energy Corporation (b)
8.50%, due 04/15/2011		2,395	2,611
Midwest Generation, LLC
8.75%, due 05/01/2034		2,570	2,801
Nevada Power Company - 144A
6.50%, due 04/15/2012		415	428
PG&E Corporation
6.88%, due 07/15/2008		410	444
Sierra Pacific Power Company - 144A
6.25%, due 04/15/2012		980	1,000
Sierra Pacific Resources - 144A
8.63%, due 03/15/2014		1,280	1,389
Electronic Components & Accessories	(0.6%)
Flextronics International Ltd.
6.50%, due 05/15/2013		3,245	3,318
ON Semiconductor Corporation
13.00%, due 05/15/2008		490	549

Environmental Services	(1.4%)
Allied Waste North America, Inc.
8.88%, due 04/01/2008		1,875	2,034
6.50%, due 11/15/2010 (b)		5,750	5,692
7.88%, due 04/15/2013		1,935	2,041
Fabricated Metal Products	(0.9%)
Atrium Companies, Inc.
10.50%, due 05/01/2009		900	945
Jacuzzi Brands, Inc.
9.63%, due 07/01/2010		680	751
Oxford Automotive, Inc. - 144A (b)
12.00%, due 10/15/2010		390	160
Remington Arms Company, Inc.
10.50%, due 02/01/2011		2,765	2,627
Werner Holdings Co., Inc. (b)
10.00%, due 11/15/2007		1,435	1,277
Food & Kindred Products	(1.0%)
Burns, Philp & Company Limited
9.75%, due 07/15/2012		3,100	3,317
Fisher Communications, Inc. - 144A
8.63%, due 09/15/2014		510	530
Michael Foods, Inc.
8.00%, due 11/15/2013		1,405	1,472
United Biscuits Finance PLC
10.63%, due 04/15/2011		900	1,202
Food Stores	(0.6%)
Couche-Tard U.S. L.P. (Couche-Tard Financing Corp.)
7.50%, due 12/15/2013		3,875	4,126
Furniture & Fixtures	(0.6%)
BE Aerospace, Inc. (b)
9.50%, due 11/01/2008		1,000	1,035
8.88%, due 05/01/2011		2,650	2,683
Gas Production & Distribution	(2.5%)
ANR Pipeline Company
9.63%, due 11/01/2021		900	1,071
El Paso Corporation (b)
7.00%, due 05/15/2011		4,780	4,612
El Paso Natural Gas Company
7.63%, due 08/01/2010		2,760	2,953
GulfTerra Energy Partners, L.P.
8.50%, due 06/01/2010		1,534	1,785
Williams Companies, Inc. (The)
7.13%, due 09/01/2011		5,610	6,157
Health Services	(3.2%)
Alliance Imaging, Inc. (b)
10.38%, due 04/15/2011		2,020	2,194
Beverly Enterprises, Inc. - 144A
7.88%, due 06/15/2014		1,440	1,541
Extendicare Health Services, Inc.
6.88%, due 05/01/2014		1,130	1,153
HCA Inc.
7.88%, due 02/01/2011		5,755	6,508
Insight Health Services Corp. (b)
9.88%, due 11/01/2011		1,675	1,675
Mariner Health Care, Inc. - 144A
8.25%, due 12/15/2013		2,030	2,182
MedCath Holdings Corp.
9.88%, due 07/15/2012		575	601
Tenet Healthcare Corporation
6.50%, due 06/01/2012		2,210	1,978
9.88%, due 07/01/2014 - 144A		1,925	2,012
US Oncology, Inc. - 144A
10.75%, due 08/15/2014		1,630	1,675

Holding & Other Investment Offices	(0.5%)
Lighthouse International Co SA - 144A
8.00%, due 04/30/2014		2,750	3,335
Hotels & Other Lodging Places	(1.8%)
Hilton Hotels Corporation
7.63%, due 12/01/2012		1,840	2,139
Host Marriott, L.P.
7.13%, due 11/01/2013		1,050	1,103
MeriStar Hospitality Corporation (b)
10.50%, due 06/15/2009		465	509
Park Place Entertainment Corporation
8.88%, due 09/15/2008		745	849
8.13%, due 05/15/2011		3,360	3,881
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012		2,955	3,343
Industrial Machinery & Equipment	(4.2%)
American Standard Companies Inc.
7.38%, due 02/01/2008		1,260	1,377
AMSTED Industries Incorporated - 144A
10.25%, due 10/15/2011		2,915	3,207
CNH New Holland, Inc. - 144A
9.25%, due 08/01/2011		1,755	1,966
Gulfmark Offshore, Inc. - 144A
7.75%, due 07/15/2014		1,630	1,650
Invensys PLC - 144A (b)
9.88%, due 03/15/2011		985	1,010
JLG Industries, Inc.
8.25%, due 05/01/2008		2,630	2,801
Joy Global Inc.
8.75%, due 03/15/2012		1,835	2,074
Manitowoc Company, Inc. (The)
10.38%, due 05/15/2011		1,475	2,052
10.50%, due 08/01/2012		1,880	2,167
Milacron Escrow Corporation - 144A (b)
11.50%, due 05/15/2011		2,125	2,253
Rexnord Corporation
10.13%, due 12/15/2012		1,715	1,938
SPX Corporation
7.50%, due 01/01/2013		1,810	1,839
Terex Corporation (b)
10.38%, due 04/01/2011		2,865	3,237
Thermadyne Holdings Corporation
9.25%, due 02/01/2014		1,100	1,070
Instruments & Related Products	(0.6%)
Da-Lite Screen Company, Inc. - 144A
9.50%, due 05/15/2011		1,915	2,020
Dresser, Inc.
9.38%, due 04/15/2011		1,755	1,931
Leather & Leather Products	(0.3%)
Samsonite Corporation - 144A
8.88%, due 06/01/2011		1,905	1,991
Lumber & Wood Products	(1.5%)
Georgia-Pacific Corporation
9.38%, due 02/01/2013		5,705	6,718
Nortek, Inc. - 144A (b)
8.50%, due 09/01/2014		1,405	1,472
Ply Gem Industries, Inc. - 144A
9.00%, due 02/15/2012		1,970	1,965
Management Services	(0.3%)
Corrections Corporation of America
9.88%, due 05/01/2009		315	352
7.50%, due 05/01/2011		1,050	1,109
GEO Group, Inc. (The)
8.25%, due 07/15/2013		760	784

Manufacturing Industries	(0.6%)
K2 Corporation - 144A
7.38%, due 07/01/2014		1,880	1,993
TD Funding Corporation
8.38%, due 07/15/2011		1,910	2,044
Metal Cans & Shipping Containers	(0.9%)
Crown European Holdings SA
9.50%, due 03/01/2011		2,120	2,364
10.88%, due 03/01/2013		2,935	3,412
Mining	(0.8%)
Foundation Pa Coal Co.
7.25%, due 08/01/2014		1,820	1,934
Peabody Energy Corporation
6.88%, due 03/15/2013		1,850	1,998
5.88%, due 04/15/2016		1,415	1,397
Motion Pictures	(0.9%)
AMC Entertainment Inc. (b)
9.50%, due 02/01/2011		1,261	1,296
LCE Acquisition Corp.
9.00%, due 08/01/2014		1,950	2,013
Marquee Entertainment Inc. (b)
8.63%, due 08/15/2012		2,505	2,655
Motor Vehicles, Parts & Supplies	(0.4%)
TRW Automotive Inc.
9.38%, due 02/15/2013		1,821	2,080
11.00%, due 02/15/2013		725	863
Oil & Gas Extraction	(4.1%)
Belden & Blake Corporation - 144A
8.75%, due 07/15/2012		1,315	1,400
Chesapeake Energy Corporation.
8.13%, due 04/01/2011		1,230	1,347
7.00%, due 08/15/2014		867	917
6.88%, due 01/15/2016		2,930	3,062
Crystal Holding, L.L.C. (b) (h)
Zero Coupon, due 10/01/2014		3,150	1,882
Dynegy Inc. (b)
6.88%, due 04/01/2011		1,610	1,534
El Paso Production Holding Company
7.75%, due 06/01/2013		3,455	3,464
Encore Acquisition Company
8.38%, due 06/15/2012		1,085	1,210
6.25%, due 04/15/2014		370	370
Enterprise Products Operating L.P.
6.38%, due 02/01/2013		956	1,026
5.60%, due 10/15/2014		1,167	1,176
Gaz Capital SA (Gazprom) - 144A
8.63%, due 04/28/2034		1,700	1,806
Magnum Hunter Resources, Inc.
9.60%, due 03/15/2012		516	583
Newfield Exploration Company - 144A
6.63%, due 09/01/2014		670	698
OAO Gazprom - 144A
9.63%, due 03/01/2013		920	1,021
Ocean Rig ASA
10.25%, due 06/01/2008		1,515	1,545
Parker Drilling Company
9.63%, due 10/01/2013		480	535
Petroleum Geo-Services ASA
10.00%, due 11/05/2010		1,900	2,152
Plains Exploration & Production Company - 144A
7.13%, due 06/15/2014		955	1,024
Pride International, Inc. - 144A
7.38%, due 07/15/2014		1,245	1,382
SESI, LLC
8.88%, due 05/15/2011		95	104

Paper & Allied Products	(3.6%)
Abitibi-Consolidated Inc.
8.55%, due 08/01/2010		4,115	4,412
Buckeye Technologies, Inc.
8.00%, due 10/15/2010 (b)		365	358
8.50%, due 10/01/2013		1,745	1,876
Corporacion Durango, SA de CV (e)
13.13%, due 08/01/2006		188	118
13.50%, due 08/01/2008		73	46
13.75%, due 07/15/2009 - 144A		2,435	1,534
Graphic Packaging Corporation
8.50%, due 08/15/2011		570	637
9.50%, due 08/15/2013		2,880	3,290
Mail-Well I Corporation
9.63%, due 03/15/2012		2,190	2,409
Norske Skog Canada Limited
8.63%, due 06/15/2011		1,740	1,888
7.38%, due 03/01/2014		1,110	1,160
Pliant Corporation
13.00%, due 06/01/2010		1,595	1,372
Zero Coupon, due 06/15/2009 (l)		240	205
Smurfit-Stone Container Corporation
8.25%, due 10/01/2012		1,790	1,973
Stone Container Finance Company of Canada II - 144A (b)
7.38%, due 07/15/2014		765	801
The Newark Group, Inc. - 144A
9.75%, due 03/15/2014		2,375	2,446
Paper & Paper Products	(0.4%)
MDP Acquisitions PLC
9.63%, due 10/01/2012		2,335	2,639
Paperboard Containers & Boxes	(0.7%)
Greif Bros. Corporation
8.88%, due 08/01/2012		2,390	2,665
Kappa Beheer BV
10.63%, due 07/15/2009		1,650	1,741
Petroleum & Coal Products	(0.4%)
Building Materials Corporation of America
7.75%, due 08/01/2014		2,655	2,628
Petroleum Refining	(0.6%)
CITGO Petroleum Corporation
11.38%, due 02/01/2011		1,445	1,701
Giant Industries, Inc.
8.00%, due 05/15/2014		755	770
Premcor Refining Group, Inc. (b)
7.75%, due 02/01/2012		1,540	1,679
Primary Metal Industries	(2.5%)
Commonwealth Industries, Inc.
10.75%, due 10/01/2006		735	737
Ispat Inland ULC - 144A
9.75%, due 04/01/2014		2,495	2,751
Kaiser Aluminum & Chemical Corporation (e)
9.88%, due 02/15/2049		925	893
Oregon Steel Mills, Inc. (b)
10.00%, due 07/15/2009		1,560	1,704
Rhodia (b)
8.88%, due 06/01/2011		4,740	4,123
Russell Metals, Inc.
6.38%, due 03/01/2014		2,300	2,300
Steel Dynamics, Inc.
9.50%, due 03/15/2009		1,600	1,776
United States Steel Corporation
9.75%, due 05/15/2010		656	751
Valmont Industries Inc. - 144A
6.88%, due 05/01/2014		1,920	1,978

Printing & Publishing	(2.1%)
Dex Media East LLC (Dex Media Finance Co.)
12.13%, due 11/15/2012		1,463	1,821
9.88%, due 08/15/2013		1,338	1,572
Dex Media, Inc.
Zero Coupon, due 11/15/2013		4,960	3,633
Hollinger Inc. - 144A
12.88%, due 03/01/2011		426	486
Houghton Mifflin Company (b)
9.88%, due 02/01/2013		1,210	1,271
MediaNews Group, Inc.
6.88%, due 10/01/2013		2,045	2,111
Primedia Inc.
8.88%, due 05/15/2011		1,280	1,280
8.00%, due 05/15/2013 - 144A		2,000	1,903
Radio & Television Broadcasting	(2.6%)
Allbritton Communications Company
7.75%, due 12/15/2012		3,343	3,460
Emmis Operating Company, Inc. (b)
6.88%, due 05/15/2012		1,510	1,567
Granite Broadcasting Corporation (b)
9.75%, due 12/01/2010		3,595	3,325
Paxson Communications Corporation
10.75%, due 07/15/2008 (b)		850	854
Zero Coupon, due 01/15/2009 (k)		4,745	4,068
Spanish Broadcasting System, Inc.
9.63%, due 11/01/2009		1,840	1,932
Young Broadcasting Inc.
8.50%, due 12/15/2008		1,870	1,987
Railroads	(0.6%)
Kansas City Southern
7.50%, due 06/15/2009		2,595	2,653
TFM, S.A. de C.V.
12.50%, due 06/15/2012		1,440	1,598
Residential Building Construction	(0.1%)
Tech Olympic USA, Inc.
7.50%, due 03/15/2011		445	453
Retail Trade	(1.1%)
AmeriGas Partners, L.P.
8.88%, due 05/20/2011		1,810	1,996
Cole National Group, Inc.
8.63%, due 08/15/2007		1,485	1,511
8.88%, due 05/15/2012		1,885	2,135
Finlay Fine Jewelry Corporation
8.38%, due 06/01/2012		1,840	1,978
Rubber & Misc. Plastic Products	(0.6%)
Graham Packaging Company, L.P. (GPC Capital Corp. I) (b)
8.75%, due 01/15/2008		2,090	2,155
8.50%, due 10/15/2012 - 144A		520	530
Plastipak Holdings, Inc.
10.75%, due 09/01/2011		980	1,093
Portola Packaging, Inc.
8.25%, due 02/01/2012		295	232
Social Services	(0.3%)
Kindercare Learning Centers, Inc.
9.50%, due 02/15/2009		2,177	2,207
Stone, Clay & Glass Products	(1.4%)
Hexcel Corporation
9.88%, due 10/01/2008		470	526
9.75%, due 01/15/2009		2,820	2,961

Owens-Brockway Glass Container Inc.
8.88%, due 02/15/2009		1,930	2,099
8.75%, due 11/15/2012		2,300	2,553
8.25%, due 05/15/2013		1,085	1,156
Telecommunications	(8.2%)
AT&T Corp.
8.05%, due 11/15/2011		2,871	3,212
Centennial Communications Corp.
10.13%, due 06/15/2013		2,445	2,573
Cincinnati Bell Inc. (b)
8.38%, due 01/15/2014		2,295	2,094
Citizens Communications Company
9.25%, due 05/15/2011		1,779	1,957
9.00%, due 08/15/2031		1,972	2,014
Dobson Communications Corporation (b)
8.88%, due 10/01/2013		920	593
Esprit Telecom Group PLC (d) (e)
10.88%, due 06/15/2008		15	—
MCI, Inc.
5.91%, due 05/01/2007		1,520	1,507
6.69%, due 05/01/2009		2,190	2,111
7.74%, due 05/01/2014		249	236
Nextel Communications, Inc. (b)
7.38%, due 08/01/2015		10,710	11,513
Qwest Capital Funding, Inc. (b)
7.25%, due 02/15/2011		2,860	2,553
Qwest Corporation - 144A
13.50%, due 12/15/2010		8,250	9,632
7.88%, due 09/01/2011		1,925	1,997
9.13%, due 03/15/2012		2,700	2,970
Rogers Wireless Inc.
6.38%, due 03/01/2014		1,115	1,026
Rural Cellular Corporation (b)
9.88%, due 02/01/2010		1,840	1,822
8.25%, due 03/15/2012 - 144A		485	493
Time Warner Telecom Inc.
10.13%, due 02/01/2011 (b)		1,540	1,478
9.25%, due 02/15/2014 (b)		2,205	2,194
UbiquiTel Inc.
9.88%, due 03/01/2011		1,900	1,978
US Unwired, Inc.
10.00%, due 06/15/2012		1,940	2,013
Textile Mill Products	(0.3%)
Interface, Inc.
10.38%, due 02/01/2010		1,618	1,836
Transportation Equipment	(0.3%)
Bombardier Recreational Products - 144A (b)
8.38%, due 12/15/2013		1,900	2,000
Trucking & Warehousing	(0.5%)
Iron Mountain Incorporated
8.63%, due 04/01/2013		1,585	1,720
7.75%, due 01/15/2015		1,770	1,876
Variety Stores	(0.1%)
Dollar General Corporation
8.63%, due 06/15/2010		390	449
Water Transportation	(0.4%)
Royal Caribbean Cruises Ltd.
6.88%, due 12/01/2013		1,820	1,938
Stena AB
9.63%, due 12/01/2012		645	720
Wholesale Trade Durable Goods	(0.4%)
Fisher Scientific International Inc.
8.13%, due 05/01/2012		2,265	2,525

Wholesale Trade Nondurable Goods	(0.5%)
Roundy’s, Inc.
8.88%, due 06/15/2012		2,915	3,141

Total Corporate Debt Securities (cost: $592,662)			615,566

CONVERTIBLE BONDS	(0.2%)
Industrial Machinery & Equipment	(0.2%)
AGCO Corporation
6.88%, due 04/15/2014		1,230	1,513

(cost: $1,468)			1,513

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(0.2%)
Automotive	(0.2%)
Ford Motor Company Capital Trust II		26,180	$1,369

Total Convertible Preferred Stocks (cost: $1,399)			1,369

PREFERRED STOCKS	(0.0%)
Automotive	(0.0%)
Hayes Lemmerz International, Inc.		12	1
Communication	(0.0%)
PTV, Inc. (d)		2	—
Printing & Publishing	(0.0%)
Primedia Inc. - Series H		1,400	116

Total Preferred Stocks (cost: $127)			117

COMMON STOCKS	(0.7%)
Automotive	(0.0%)
Hayes Lemmerz International, Inc. (a)		3,536	36
Hayes Lemmerz International, Inc. (a) (d)		80,000	—
Chemicals & Allied Products	(0.0%)
Sterling Chemicals, Inc. - warrants, Expires 12/31/2008 (d) (f)		8	—
Sterling Chemicals, Inc. (a) (d)		7	—
Communication	(0.0%)
XM Satellite Radio Inc. - warrants, Expires 03/15/2010		65	4
Electric, Gas & Sanitary Services	(0.2%)
DPL Inc.		78,322	1,612
Fabricated Metal Products	(0.0%)
Oxford Automotive, Inc. (a)		21	5

Industrial Machinery & Equipment	(0.0%)
Thermadyne Holdings Corporation - Series B - warrants, Expires 05/23/2006 (d)		169	—
Thermadyne Holdings Corporation (a)		15,178	167
Paper & Allied Products	(0.0%)
Pliant Corporation - warrants, Expires 06/01/2010 (d)		40	—
Telecommunications	(0.5%)
CompleTel Europe NV (a)		21	1
GT Group Telecom Inc. - warrants, Expires 02/01/2010 (d)		200	—
Manitoba Telecom Services Inc - Class B (b)		238	8
MCI, Inc.		45,861	768
NTL Incorporated (a)		4,267	265
Telewest Global, Inc. (a) (b)		134,184	1,559
VersaTel Telecom International NV (a)		972	2

Total Common Stocks (cost: $5,138)			4,427

		Principal	Value
SECURITY LENDING COLLATERAL	(17.5%)
Debt	(15.9%)
Bank Notes	(0.6%)
Bank of America Corporation
1.88%, due 10/19/2004		$373	$373
1.88%, due 12/23/2004		671	671
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		745	745
Deutsche Bank AG
1.70%, due 10/12/2004		2,236	2,236
Commercial Paper	(4.7%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		1,118	1,118
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		1,488	1,488
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		3,721	3,721
1.75%, due 10/18/2004		740	740
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		3,717	3,717
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		1,114	1,114
General Electric Capital Corporation
1.76%, due 10/21/2004		2,607	2,607
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		1,863	1,863
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		769	769
Morgan Stanley
1.96%, due 12/10/2004		4,844	4,844
1.96%, due 03/16/2005		4,695	4,695
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		1,861	1,861
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		1,118	1,118
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		1,118	1,118
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		992	992
Euro Dollar Overnight	(1.0%)
Dexia Bank SA
1.51%, due 10/01/2004		745	745
Fortis Bank
1.52%, due 10/01/2004		1,863	1,863
1.62%, due 10/05/2004		745	745

Wells Fargo & Company
1.60%, due 10/04/2004			3,339	3,339
Euro Dollar Terms	(3.4%)
Bank Of Montreal
1.76%, due 10/25/2004			387	387
Bank Of Nova Scotia (The)
1.75%, due 10/21/2004			1,513	1,513
1.77%, due 10/25/2004			3,726	3,726
1.76%, due 11/12/2004			1,863	1,863
1.80%, due 11/23/2004			3,707	3,707
Bank of the West Inc.
1.79%, due 11/10/2004			745	745
Den Danske Bank
1.64%, due 10/08/2004			745	745
Fortis Bank
1.69%, due 10/14/2004			373	373
1.73%, due 10/15/2004			745	745
Harris Trust & Savings Bank
1.76%, due 10/29/2004			745	745
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			2,608	2,608
1.60%, due 10/15/2004			1,118	1,118
1.65%, due 10/29/2004			559	559
1.67%, due 11/02/2004			75	75
1.88%, due 12/23/2004			1,960	1,960
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			1,863	1,863
Master Notes	(0.6%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			1,490	1,490
2.01%, due 06/05/2005			2,236	2,236
Repurchase Agreements	(5.6	%) (c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004
to be repurchased at $8,719 on 10/01/2004			8,719	8,719
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004
to be repurchased at $3,800 on 10/01/2004			3,800	3,800
1.94%, Repurchase Agreement dated 09/30/2004
to be repurchased at $3,964 on 10/01/2004			3,964	3,964
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004
to be repurchased at $14,032 on 10/01/2004			14,032	14,032
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004
to be repurchased at $7,452 on 10/01/2004			7,452	7,452

			Shares	Value
Investment Companies	(1.6%)
Money Market Funds	(1.6%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			2,857,904	$2,858
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			2,203,100	2,203
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			5,894,571	5,895

Total Security Lending Collateral (cost: $117,863)				117,863

Total Investment Securities (cost: $736,226)				$759,055

SUMMARY:
Investments, at value	112.6%	$759,055
Liabilities in excess of other assets	-12.6%	(85,151)

Net assets	100.0%	$673,904

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(195)	11/15/2004	$(238)	$(4)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $115,039.

(c)	Cash collateral for the Repurchase Agreements, valued at $38,728, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	Value is less than $1.

(e)	Securities are currently in default on interest payments.

(f)	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Directors.

(g)	Floating or variable rate note. Rate is listed as of September 30, 2004.

(h)	Securities are stepbonds. Alomosa Delaware, Inc. has a coupon rate 0.00% until 07/31/2005, thereafter the coupon rate will be 12.00%.

(i)	Securities are stepbonds. Crystal US Holdings/US has a coupon rate 0.00% until 10/01/2009, thereafter the coupon rate will be 10.50%.

(j)	Securities are stepbonds. Johnson Diversey Hold, Inc. has a coupon rate 0.00% until 05/15/2007, thereafter the coupon rate will be 10.67%.

(k)	Securities are stepbonds. Paxson Comm has a coupon rate 0.00% until 01/15/2006, thereafter the coupon rate will be 12.25%.

(l)	Securities are stepbonds. Pliant Corp has a coupon rate 0.00% until 12/15/2006, thereafter the coupon rate will be 11.125%.

(m)	Securities are stepbonds. Dex Media, Inc. has a coupon rate 0.00% until 11/15/08, thereafter the coupon rate will be 9.00%.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $110,547 or 16.4% of the net assets of the Fund.

Munder Net50

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(93.9%)
Business Services	(28.8%)
Akamai Technologies, Inc. (a)(b)		194,200	$2,729
aQuantive, Inc. (a)		52,200	504
Ask Jeeves, Inc. (a)(b)		99,300	3,248
Bankrate, Inc. (a)		9,000	101
Ctrip.com International, Ltd. - ADR (a)(b)		18,800	652
Digital Insight Corporation (a)		145,400	1,982
eBay Inc. (a)(b)		51,100	4,698
FindWhat.com (a)(b)		30,800	577
Getty Images, Inc. (a)(b)		43,000	2,378
KongZhong Corporation - ADR (a)		65,000	437
Monster Worldwide, Inc. (a)		189,900	4,679
NetEase.com, Inc. - ADR (a)(b)		28,800	1,092
Shanda Interactive Entertainment Limited - ADR (a)(b)		16,000	384
Websense, Inc. (a)		32,100	1,338
Communications Equipment	(1.9%)
QUALCOMM Incorporated		42,200	1,647
Computer & Data Processing Services	(25.7%)
Blackboard Inc. (a)		5,100	88
Check Point Software Technologies, Ltd. (a)		8,800	149
lastminute.com plc (a)		149,600	379
Linktone Ltd - ADR (a)(b)		44,600	368
Macromedia, Inc. (a)		20,700	416
Microsoft Corporation		103,100	2,851
MicroStrategy Incorporated - warrants, Expires 06/24/2007 (e)		35	—
Oracle Corporation (a)		158,700	1,790
Red Hat, Inc. (a)(b)		57,700	706
salesforce.com, inc. (a)(b)		15,800	247
SINA Corporation (a)(b)		60,700	1,547
Sohu.com Inc. (a)(b)		38,700	644
Symantec Corporation (a)		10,800	593
TIBCO Software Inc. (a)		116,700	993
TOM Online Inc. - ADR (a)(b)		36,100	408
T-Online International AG (a)		21,600	235
VeriSign, Inc. (a)		202,000	4,016
VERITAS Software Corporation (a)		36,919	657
Yahoo! Inc. (a)		179,500	6,087
Computer & Office Equipment	(10.5%)
Apple Computer, Inc. (a)		7,200	279
Cisco Systems, Inc. (a)		134,600	2,436
Dell Inc. (a)		44,900	1,598
EMC Corporation (a)		127,700	1,474
Juniper Networks, Inc. (a)(b)		56,757	1,339
Lexmark International, Inc. (a)		9,200	773
Network Appliance, Inc. (a)(b)		41,900	964
SurfControl PLC (a)		16,400	169
Educational Services	(1.1%)
Apollo Group, Inc. - Class A (a)		12,937	949

Management Services	(0.5%)
Harris Interactive Inc. (a)		61,000	402
Motion Pictures	(3.7%)
CNET Networks, Inc. (a)(b)		170,400	1,559
Macrovision Corporation (a)		26,400	636
Netflix, Inc. (a)(b)		43,100	665
Time Warner Inc. (a)(b)		23,500	379
Personal Services	(0.1%)
eDiets.com, Inc. (a)(b)		35,500	124
Public Administration	(0.0%)
51job, Inc. - ADR		450	9
Radio & Television Broadcasting	(3.8%)
IAC/InterActive Corp (a)(b)		149,527	3,293
Real Estate	(0.4%)
Homestore, Inc. (a)		137,700	318
Retail Trade	(9.2%)
1-800-FLOWERS.COM, Inc. - Class A (a)		125,400	1,041
Amazon.com, Inc. (a)		64,800	2,648
Autobytel, Inc. (a)(b)		149,200	1,338
Blue Nile, Inc. (a)(b)		7,900	266
priceline.com Incorporated (a)(b)		91,600	2,031
Provide Commerce, Inc. (a)		30,900	646
Savings Institutions	(0.3%)
Bank United Corp. - Litigation Contingent Payment Rights Trust (a)(e)		600	—
NetBank, Inc.		27,900	279
Security & Commodity Brokers	(4.9%)
Ameritrade Holding Corporation (a)		233,100	2,800
E*TRADE Financial Corporation (a)		129,000	1,473
Telecommunications	(0.0%)
Tencent Holdings Limited (a)		34,000	17
Transportation & Public Utilities	(0.2%)
ebookers PLC (a)		42,200	170
Wholesale Trade Durable Goods	(2.8%)
Digital River, Inc. (a)		81,500	2,427

Total Common Stocks (cost: $ 76,084)			81,122

		Principal	Value
SHORT-TERM OBLIGATIONS	(4.9%)
Investors Bank & Trust Company (d)
1.27%, Repurchase Agreement dated 09/30/2004 to be repurchased at $4,234 on 10/01/2004		$4,234	$4,234

Total Short-Term Obligations (cost: $ 4,234)			4,234

SECURITY LENDING COLLATERAL	(24.5%)
Debt	(22.2%)
Bank Notes	(0.8%)
Bank of America Corporation
1.88%, due 10/19/2004		$67	$67
1.88%, due 12/23/2004		121	121
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		134	134
Deutsche Bank AG
1.70%, due 10/12/2004		402	402
Commercial Paper	(6.6%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		201	201
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		268	268
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		669	669
1.75%, due 10/18/2004		133	133
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		668	668
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		200	200
General Electric Capital Corporation
1.76%, due 10/21/2004		469	469
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		335	335
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		138	138
Morgan Stanley
1.96%, due 12/10/2004		871	871
1.96%, due 03/16/2005		844	844
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		335	335
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		201	201
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		201	201
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		178	178
Euro Dollar Overnight	(1.4%)
Dexia Bank SA
1.51%, due 10/01/2004		134	134
Fortis Bank
1.52%, due 10/01/2004		335	335
1.62%, due 10/05/2004		134	134
Wells Fargo & Company
1.60%, due 10/04/2004		600	600
Euro Dollar Terms	(4.7%)
Bank Of Montreal
1.76%, due 10/25/2004		70	70
Bank Of Nova Scotia (The)
1.75%, due 10/21/2004		272	272
1.77%, due 10/25/2004		670	670
1.76%, due 11/12/2004		335	335
1.80%, due 11/23/2004		667	667
Bank of the West Inc.
1.79%, due 11/10/2004		134	134
Den Danske Bank
1.64%, due 10/08/2004		134	134
Fortis Bank
1.69%, due 10/14/2004		67	67
1.73%, due 10/15/2004		134	134
Harris Trust & Savings Bank
1.76%, due 10/29/2004		134	134
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		469	469
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/15/2004		201	201
1.65%, due 10/29/2004		101	101
1.67%, due 11/02/2004		13	13
1.88%, due 12/23/2004		352	352

Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			335	335
Master Notes	(0.8%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			268	268
2.01%, due 06/05/2005			402	402
Repurchase Agreements	(7.9%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,568 on 10/01/2004			1,568	1,568
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $684 on 10/01/2004			684	684
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $713 on 10/01/2004			713	713
Merrill Lynch & Co., Inc.
1.92%, Repurchased Agreement dated 09/30/2004 to be repurchased at $2,524 on 10/01/2004			2,524	2,524
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,340 on 10/01/2004			1,340	1,340

			Shares	Value
Investment Companies	(2.3%)
Money Market Funds	(2.3%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			514,006	$514
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			396,237	396
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			1,060,164	1,060

Total Security Lending Collateral (cost: $21,195)				21,195

Total Investment Securities (cost: $101,513)				$106,551

SUMMARY:
Investments, at value			123.3%	$106,551
Liabilities in excess of other assets			(23.3)%	(20,148)

Net assets			100.0%	$86,403

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 19,622.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 6,965, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	At September 30, 2004, repurchase agreements are collateralized by $ 5,348 SBA Pool #505564 (4.625%, due 08/25/2026) with a market value and accrued interest of $ 4,446.

(e)	Value is less than $ 1.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $3,326 or 3.80% of the net assets of the Fund.

AEGON/Transamerica Series Fund, Inc.

PIMCO Total Return

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(6.1%)
U.S. Treasury Note
1.88%, due 01/31/2006		16,800	16,700
U.S. Treasury Bond
4.88%, due 02/15/2012 (a)		$7,560	$8,057
2.38%, due 01/15/2025		4,361	4,544
U.S. Treasury Inflation Index
3.38%, due 01/15/2007		5,846	6,246
3.50%, due 01/15/2011		1,143	1,293
3.38%, due 01/15/2012		3,840	4,352
3.88%, due 04/15/2029		3,238	4,295

Total U.S. Government Obligations (cost: $45,008 )			45,487

U.S. GOVERNMENT AGENCY OBLIGATIONS	(26.3%)
Fannie Mae
3.00%, due 08/25/2009		700	699
3.59%, due 01/01/2028 (g)		258	265
Fannie Mae - October TBA
5.00%, due 10/01/2019		29,700	30,164
5.00%, due 10/01/2034		10,700	10,586
5.50%, due 10/01/2034		82,300	83,380
Fannie Mae - Conventional Pool
5.50%, due 03/01/2016		480	498
5.50%, due 07/01/2016		527	546
5.50%, due 11/01/2016		156	162
5.50%, due 11/01/2016		396	410
5.50%, due 12/01/2016		16	17
5.50%, due 12/01/2016		355	368
6.00%, due 01/01/2017		11	11
5.50%, due 02/01/2017		207	214
5.50%, due 02/01/2017		1,982	2,053
5.50%, due 03/01/2017		433	448
5.50%, due 04/01/2017		77	79
5.50%, due 04/01/2017		105	109
5.50%, due 04/01/2017		256	265
5.50%, due 04/01/2017		270	280
6.00%, due 05/01/2017		8	9
5.50%, due 05/01/2017		127	131
5.50%, due 06/01/2017		103	106
6.00%, due 06/01/2017		345	362
5.50%, due 08/01/2017		224	232
5.50%, due 09/01/2017		298	308
5.50%, due 09/01/2017		326	337
5.50%, due 09/01/2017		1,748	1,811
5.50%, due 11/01/2017		43	44
5.50%, due 11/01/2017		47	48
5.50%, due 11/01/2017		55	57
5.50%, due 11/01/2017		293	304
5.50%, due 11/01/2017		1,834	1,899
5.50%, due 01/01/2018		429	445
5.50%, due 02/01/2018		20	21
5.00%, due 02/01/2018		33	33
5.50%, due 02/01/2018		537	556
5.00%, due 05/01/2018		789	803
5.50%, due 06/01/2018		732	758
5.00%, due 08/01/2018		360	366
6.50%, due 07/01/2032		786	825
5.50%, due 11/01/2033		266	270
5.50%, due 11/01/2033		888	902
5.50%, due 11/01/2033		5,831	5,920
5.50%, due 12/01/2033		453	460
5.50%, due 12/01/2033		970	985
5.50%, due 01/01/2034		1,259	1,277

5.50%, due 02/01/2034	1,474	1,495
5.50%, due 04/01/2034	3,782	3,837
5.50%, due 05/01/2034	2,953	2,997
5.17%, due 04/01/2033 (g)	360	369
Freddie Mac
5.00%, due 09/15/2016	825	844
6.00%, due 12/15/2007	144	146
6.00%, due 08/15/2027	16	16
6.50%, due 12/15/2028	226	226
2.11%, due 12/15/2029 (g)	397	397
6.50%, due 02/15/2030	205	209
6.50%, due 07/25/2043	454	479
Freddie Mac - Conventional Pool (g)
3.61%, due 08/01/2023	318	329
Ginnie Mae - FHA/VA Pool
6.50%, due 02/15/2029	35	37
6.50%, due 02/15/2029	170	179
6.50%, due 03/15/2029	70	74
6.50%, due 03/15/2029	263	278
6.50%, due 04/15/2029	13	14
6.50%, due 05/15/2029	26	28
6.50%, due 07/15/2029	12	13
6.50%, due 09/15/2029	185	196
5.50%, due 11/15/2032	14	14
5.50%, due 11/15/2032	510	520
5.50%, due 11/15/2032	805	821
5.50%, due 12/15/2032	497	507
5.50%, due 12/15/2032	1,441	1,470
5.00%, due 03/15/2033	198	198
5.50%, due 03/15/2033	398	406
5.50%, due 04/15/2033	434	443
5.50%, due 05/15/2033	307	313
5.50%, due 05/15/2033	384	391
5.00%, due 05/15/2033	629	628
5.50%, due 05/15/2033	653	666
5.00%, due 06/15/2033	198	197
5.50%, due 06/15/2033	67	68
5.50%, due 06/15/2033	447	456
5.50%, due 06/15/2033	451	460
5.50%, due 06/15/2033	646	659
5.00%, due 07/15/2033	21	21
5.00%, due 07/15/2033	259	258
5.00%, due 07/15/2033	489	487
5.00%, due 07/15/2033	658	656
5.00%, due 07/15/2033	708	707
5.50%, due 07/15/2033	1,073	1,094
5.50%, due 07/15/2033	4,897	4,993
5.00%, due 08/15/2033	196	195
5.00%, due 08/15/2033	225	225
5.00%, due 08/15/2033	225	224
5.00%, due 08/15/2033	226	226
5.00%, due 08/15/2033	232	231
5.00%, due 08/15/2033	233	232
5.00%, due 08/15/2033	235	235
5.00%, due 08/15/2033	250	249
5.00%, due 08/15/2033	613	611
5.00%, due 08/15/2033	616	615
5.00%, due 08/15/2033	635	633
5.00%, due 08/15/2033	666	664
5.00%, due 08/15/2033	671	669
5.00%, due 08/15/2033	705	703
5.00%, due 08/15/2033	735	734
5.50%, due 08/15/2033	656	669
5.00%, due 09/15/2033	232	232
5.00%, due 09/15/2033	233	232
5.00%, due 09/15/2033	272	272
5.00%, due 09/15/2033	567	565
5.00%, due 09/15/2033	595	594
5.00%, due 09/15/2033	690	688
5.50%, due 09/15/2033	625	637
5.50%, due 10/15/2033	375	382
5.50%, due 11/15/2033	335	341
5.50%, due 11/15/2033	369	376
5.50%, due 11/15/2033	438	446
5.50%, due 11/15/2033	450	459
5.50%, due 11/15/2033	454	463
5.50%, due 12/15/2033	334	341
5.50%, due 12/15/2033	473	482
5.50%, due 12/15/2033	601	612
5.50%, due 12/15/2033	918	936
5.50%, due 01/15/2034	794	809
5.50%, due 02/15/2034	234	238
5.50%, due 02/15/2034	335	341
5.50%, due 02/15/2034	496	505
5.50%, due 02/15/2034	803	818
Ginnie Mae - October TBA
5.50%, due 10/01/2034	600	610

Ginnie Mae - Series 2002-40
6.50%, due 06/20/2032		12	12

Total U.S. Government Agency Obligations (cost: $197,109)			196,925

FOREIGN GOVERNMENT OBLIGATIONS	(5.1%)
European Investment Bank
0.88%, due 11/08/2004		144,000	1,308
Federal Republic of Germany
4.50%, due 07/04/2009		6,000	7,848
Federative Republic of Brazil
2.06%, due 04/15/2006 (g)		1,248	1,245
11.50%, due 03/12/2008		84	97
2.13%, due 04/15/2009 (g)		2,417	2,362
11.00%, due 01/11/2012		350	402
2.13%, due 04/15/2012 (g)		471	436
8.00%, due 04/15/2014		1,349	1,334
8.88%, due 04/15/2024		350	332
12.25%, due 03/06/2030		350	432
Hong Kong Special Admistrative Region - 144A
5.13%, due 08/01/2014		2,700	2,780
Republic of Italy
5.00%, due 12/15/2004		520,000	4,766
Republic of Panama
8.25%, due 04/22/2008		10	11
Republic of Peru
9.13%, due 02/21/2012		120	134
9.88%, due 02/06/2015		2,000	2,300
4.50%, due 03/07/2017 (g)		750	666
Republic of South Africa
5.25%, due 05/16/2013		565	708
6.50%, due 06/02/2014		1,200	1,281
Russian Federation
8.75%, due 07/24/2005		2,759	2,880
5.00%, due 03/31/2030 (h)		4,629	4,454
United Mexican States
2.29%, due 01/13/2009 (g)		930	939
8.38%, due 01/14/2011		20	23
8.38%, due 01/14/2011		1,250	1,466

Total Foreign Government Obligations (cost: $36,263)			38,204

LONG-TERM MUNICIPAL BONDS (2.4%)
General Obligation-County	(.4%)
Baltimore County, General Obligation Bonds
5.00%, due 08/01/2012		1,000	1,119
Montgomery County Construction Public Improvement, General Obligation Bonds, Series A 5.00%, due 04/01/2011		1,900	2,118
Holding & Other Investment Offices	(0.1%)
Rabobank Nederland - 144A (g)
5.26%, due 12/31/2049		1,000	1,009
Revenue-Building Authority	(0.1%)
Michigan State Building Authority, Revenue Bonds, Series I
5.25%, due 10/15/2013		950	1,083
Revenue-Pollution Control	(0.1%)
New York State Environmental Facilities, Revenue Bonds
5.00%, due 06/15/2032		240	246
5.00%, due 07/15/2033		70	72
Rhode Island Clean Water Financing Agency, Revenue Bonds, Series A
5.00%, due 10/01/2028		610	624
Revenue-Special	(0.5%)
California State Economic Recovery, Revenue Bonds
5.25%, due 01/01/2010		130	144
5.25%, due 01/01/2011		130	145
5.00%, due 07/01/2011		130	144
5.00%, due 07/01/2012		270	301
5.25%, due 07/01/2012		260	292
5.25%, due 07/01/2013		800	900
5.25%, due 07/01/2013		130	147
New York City Transitional Finance Authority, Revenue Bonds, Series C
5.00%, due 02/01/2033		1,900	1,930
Revenue-Tobacco	(0.4%)
Golden State Tobacco Securitization Corporation, California, Revenue Bonds, Series 2003-A-1
6.75%, due 06/01/2039		460	444
Iowa Tobacco Settlement Authority, Revenue Bonds, Series B
5.60%, due 06/01/2035		705	572
Tobacco Settlement Financing Corporation
5.88%, due 05/15/2039		100	85
6.75%, due 06/01/2039		260	249
Tobacco Settlement Financing Corporation, New Jersey, Revenue Bonds
6.38%, due 06/01/2032		2,175	2,019
Revenue-Transportation	(0.3%)
New Jersey State Transit Authority, Revenue Bonds, Series C
5.00%, due 06/15/2011		690	758
Phoenix, Arizona, Street & Highway User, Revenue Bonds
5.00%, due 07/01/2009		1,300	1,431
Revenue-Utilities	(0.5%)
JEA Florida Water & Sewer System, Revenue Bonds
5.00%, due 10/01/2011		700	776
New York City Municipal Water Finance Authority, Revenue Bonds, Series A
5.00%, due 06/15/2035		340	345
New York City Municipal Water Finance Authority, Revenue Bonds, Series C
5.00%, due 06/15/2035		1,000	1,016
San Antonio, Texas Water Utility Improvements, Revenue Bonds, Series A
5.00%, due 05/15/2032		1,400	1,419

Total Long-Term Municipal Bonds (Cost: 18,230)			19,388
MORTGAGE-BACKED SECURITIES	(2.7%)
Amortizing Residential Collateral Trust (g)
2.13%, due 07/25/2032		83	83
Bank of America Mortgage Securities, Inc. (g)
5.61%, due 10/20/2032		238	241
Bear Stearns Adjustable Rate Mortgage Trust (g)
5.94%, due 06/25/2032		83	83
4.92%, due 01/25/2034		833	838
4.78%, due 01/25/2034		1,121	1,122
4.33%, due 01/25/2034		2,039	2,050
CDC Mortgage Capital Trust (g)
2.13%, due 01/25/2033		64	64
Citicorp Mortgage Securities, Inc.
6.50%, due 04/25/2029		312	311
Countrywide Alternative Loan Trust - Series 2003-J1
6.00%, due 10/25/2032		237	239
Countrywide Home Loan Trust - Series 2002-1 (g)
5.70%, due 03/19/2032		109	111
Countrywide Home Loan Trust - Series 2004-7 (g)
2.11%, due 05/25/2034		302	301
Countrywide Home Loans, Inc. (g)
4.95%, due 09/19/2032		199	200
Credit-Based Asset Servicing and Securities, Series 2002-CB6 (g)
2.34%, due 01/25/2033		105	105
Credit-Based Asset Servicing and Securities, Series 2004-CB5 (g)
1.97%, due 08/25/2034		2,668	2,667
CS First Boston Mortgage Securities Corp.
2.14%, due 03/25/2032		236	233
1.85%, due 08/25/2033		956	952
GSMPS Mortage Loan Trust
7.00%, due 06/25/2043		506	530
Home Equity Asset Trust - Variable Rate (g)
2.14%, due 11/25/2032		87	87
MASTR Asset Securitization Trust (g)
1.94%, due 02/25/2034		579	579
Residential Funding Mortgage Securities I, Inc.
6.50%, due 03/25/2032		212	216
Sequoia Mortgage Funding Corporation - Series 10 (g)
2.19%, due 10/20/2027		1,141	1,144
SLM Corporation (g)
1.90%, due 03/15/2011		395	395

Small Business Administration Participation Certificates
4.34%, due 03/01/2024		3,398	3,322
4.50%, due 02/10/2014		1,764	1,754
5.13%, due 09/01/2023		620	636
Washington Mutual (g)
4.82%, due 10/25/2032		240	241
3.07%, due 02/27/2034		415	416
Washington Mutual Mortgage Securities Corporation (g)
2.88%, due 12/25/2040		522	522
Structured Asset Mortgage Investments Inc. (g)
2.14%, due 09/19/2032		454	455
Structured Asset Securities Corporation (g)
2.13%, due 01/25/2033		10	10
2.00%, due 08/25/2033		55	55
Vanderbilt Acquistion Loan Trust
3.28%, due 01/07/2013		12	12
Total Mortgage-Backed Securities (cost: $20,114 )			19,974

ASSET-BACKED SECURITIES	(0.7%)
Bear Stearns Asset Backed Securities, Inc. (g)
2.17%, due 10/25/2032		147	147
Centex Home Equity, Series 2004-A (g)
2.12%, due 01/25/2034		1,198	1,199
Morgan Stanley Capital I Inc. Series 2003-HE2 (g)
2.18%, due 08/25/2033		1,042	1,043
Park Place Securities, Inc. (g)
1.96%, due 08/25/2034		816	816
Quest Trust - 144A - floating rate bond (g)
2.40%, due 06/25/2034		1,353	1,353
RACERS SER 1997-R-8-3 - 144A (g)
2.01%, due 08/15/2007		1,100	1,065

Total Asset-Backed Securities (cost: $5,642)			5,623

CORPORATE DEBT SECURITIES	(6.1%)
Air Transportation	(0.3%)
Continental Airlines, Inc.
7.06%, due 09/15/2009 (a)		1,000	990
Delta Air Lines, Inc.
7.57%, due 11/18/2010		300	269
UAL Corporation
6.20%, due 09/01/2008		699	581
6.60%, due 09/01/2013		200	169
United Air Lines, Inc. (e)
7.73%, due 07/01/2010		150	122
Automotive	(0.2%)
DaimlerChrysler North America Holding Corporation
6.50%, due 11/15/2013		940	1,020
Ford Motor Company
7.45%, due 07/16/2031		700	686
Business Credit Institutions	(0.3%)
Federal Republic of Germany
5.25%, due 07/04/2010		300	407
Ford Motor Credit Company
7.38%, due 10/28/2009		1,030	1,128
2.06%, due 07/18/2005 (g)		400	400
Business Services	(0.0%)
Clear Channel Communications, Inc.
7.25%, due 10/15/2027		300	328
Commercial Banks	(0.6%)
Export Import Bank China
5.25%, due 07/29/2014		1,600	1,615
HSBC Capital Funding LP - 144A (g)
10.18%, due 12/31/2049		100	153
KfW International Finance Inc.
1.00%, due 12/20/2004		100,000	909
Korea Development Bank (The)
4.75%, due 07/20/2009		1,630	1,668

Communication	(0.1%)
Comcast Cable Communications, Inc.
6.75%, due 01/30/2011		210	233
Comcast Corporation
6.50%, due 01/15/2015		200	216
CSC Holdings, Inc.
7.63%, due 04/01/2011		220	232
Electric Services	(0.8%)
Columbus Southern Power Company
5.50%, due 03/01/2013		100	105
Florida Power Corporation
4.80%, due 03/01/2013		1,960	1,971
Ohio Power Company
5.50%, due 02/15/2013		100	105
Oncor Electric Delivery Company
6.38%, due 01/15/2015		600	662
Progress Energy, Inc.
6.85%, due 04/15/2012		1,600	1,787
PSEG Power LLC
6.95%, due 06/01/2012		921	1,032
Southern California Edison Company (g)
1.89%, due 01/13/2006		350	351
Electric, Gas & Sanitary Services	(0.3%)
Niagara Mohawk Power Corporation
7.75%, due 10/01/2008		825	939
PG&E Corporation (g)
2.30%, due 04/03/2006		1,465	1,466
Electronic Components & Accessories	(0.2%)
Tyco International Group SA
6.38%, due 10/15/2011		1,510	1,670
Environmental Services	(0.2%)
Waste Management, Inc.
7.38%, due 08/01/2010		700	808
6.38%, due 11/15/2012		375	415
Gas Production & Distribution	(0.3%)
El Paso Corporation
7.80%, due 08/01/2031		450	395
7.75%, due 01/15/2032 (a)		425	371
Sonat Inc.
7.63%, due 07/15/2011		1,000	985
Southern Natural Gas Company
8.00%, due 03/01/2032		820	847
Hotels & Other Lodging Places	(0.2%)
Harrah’s Operating Company, Inc.
8.00%, due 02/01/2011		50	58
Park Place Entertainment Corporation
7.50%, due 09/01/2009		800	902
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012		350	396
Life Insurance	(0.2%)
ASIF II
1.20%, due 01/26/2005		170,000	1,548
Protective Life Corporation - 144A (g)
2.05%, due 09/26/2005		260	260
Motion Pictures	(0.1%)

Time Warner Inc.
8.11%, due 08/15/2006		150	163
6.88%, due 05/01/2012		410	457
Oil & Gas Extraction	(0.7%)
Gaz Capital SA (Gazprom)
8.63%, due 04/28/2034		3,000	3,189
Pemex Project Funding Master Trust
7.38%, due 12/15/2014		1,300	1,417
RasLaffan Liquefied Natural Gas Company Limited - 144A
3.44%, due 09/15/2009		504	499
Personal Credit Institutions	(0.8%)
General Motors Acceptance Corporation
6.88%, due 08/28/2012		150	156
General Motors Acceptance Corporation (g)
2.88%, due 10/20/2005		4,410	4,446
Household Finance Corporation
6.38%, due 11/27/2012		800	886
Household Finance Corporation - Variable Rate (g)
2.19%, due 06/17/2005		1,000	1,002
SLM Corporation (g)
2.08%, due 09/15/2006		230	231
Primary Metal Industries	(0.1%)
Alcan Inc. - 144A - Floating Rate (g)
2.10%, due 12/08/2004		800	800
Railroads	(0.1%)
Norfolk Southern Corporation
6.75%, due 02/15/2011		550	618

Security & Commodity Brokers	(0.1%)
Bear Stearns Companies Inc. (The)
7.63%, due 12/07/2009		560	649
Telecommunications	(0.5%)
Cingular Wireless
6.50%, due 12/15/2011		560	624
Deutsche Telekom AG
8.25%, due 06/15/2005		325	338
Deutsche Telekom International Finance B.V.
8.13%, due 05/29/2012		484	750
France Telecom
7.50%, due 03/14/2008		1,569	2,177
Verizon Global Funding Corp.
7.60%, due 03/15/2007		25	27

Total Corporate Debt Securities (cost: $45,017 )			46,628

		Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS	(29.9%)
Fannie Mae
1.45%, due 10/06/2004		3,100	3,099
1.54%, due 10/20/2004		6,900	6,894
1.54%, due 10/20/2004		6,900	6,894
1.54%, due 10/20/2004		5,200	5,196
1.58%, due 11/01/2004		11,100	11,085
1.60%, due 11/03/2004		7,100	7,090
1.60%, due 11/03/2004		7,100	7,090
1.69%, due 11/08/2004		4,400	4,392
1.58%, due 11/17/2004		7,200	7,185
1.66%, due 11/24/2004		7,300	7,281
1.66%, due 11/24/2004		7,300	7,281
1.66%, due 11/24/2004		5,800	5,786
1.66%, due 11/24/2004		2,500	2,494
1.70%, due 12/01/2004		7,300	7,279
1.73%, due 12/08/2004		20,200	20,133
1.76%, due 12/08/2004		7,400	7,376
1.78%, due 12/15/2004		14,800	14,744
Federal Home Loan Bank
1.51%, due 10/06/2004		7,000	6,999
1.65%, due 10/06/2004		5,000	4,999
1.74%, due 10/20/2004		13,400	13,388
1.60%, due 11/12/2004		1,000	998
Freddie Mac
1.47%, due 10/12/2004		6,900	6,897
1.47%, due 10/12/2004		500	500
1.50%, due 10/19/2004		1,300	1,299
1.50%, due 10/19/2004		1,000	999
1.56%, due 10/20/2004		6,800	6,794
1.54%, due 11/12/2004		3,100	3,094
1.58%, due 11/22/2004		1,200	1,197
1.45%, due 10/05/2004		6,900	6,899
1.54%, due 11/08/2004		6,900	6,889
1.57%, due 11/15/2004		6,900	6,886
1.79%, due 12/14/2004		10,500	10,461
U. S. Treasury Bill
1.63%, due 12/16/2004		820	817
1.66%, due 12/16/2004		510	508
1.67%, due 12/16/2004		50	50
1.64%, due 12/16/2004		50	50
1.64%, due 12/16/2004		30	30
U. S. Treasury Bill (c)
1.58%, due 12/02/2004		1,570	1,566
1.61%, due 12/02/2004		50	50
1.60%, due 12/02/2004		40	40
United States Treasury Bill Discount Note
1.52%, due 12/09/2004		11,900	11,865

Total Short-Term U.S. Government Obligations (cost: $224,574)			224,574

COMMERCIAL PAPER	(28.9%)
ASB Bank Limited - 144A
1.85%, due 12/15/2004		800	797

1.90%, due 12/29/2004		7,800	7,763
Barclays U.S. Funding LLC
1.85%, due 12/16/2004		1,300	1,295
1.86%, due 12/21/2004		20,500	20,414
CDC Commercial Paper Inc - 144A
1.48%, due 10/05/2004		400	400
1.67%, due 11/23/2004		10,500	10,474
Danske Corporation
1.51%, due 10/12/2004		17,100	17,092
1.57%, due 10/25/2004		1,000	999
1.65%, due 11/19/2004		600	599
1.65%, due 11/22/2004		200	200
1.85%, due 12/20/2004		3,100	3,087
1.79%, due 12/20/2004		500	498
Ford Motor Company
2.52%, due 04/07/2005		1,800	1,776
ForeningsSparbanken AB
1.80%, due 12/20/2004		1,200	1,195
Fortis Funding LLC - 144A
1.93%, due 01/25/2005		800	795
General Electric Capital Corporation
1.58%, due 11/01/2004		100	100
1.59%, due 11/10/2004		2,000	1,996
1.80%, due 12/15/2004		700	697
General Motors Acceptance Corporation
2.40%, due 03/22/2005		1,750	1,730
2.50%, due 04/05/2005		600	592
Governor & Company of the Bank of Ireland (The) - 144A
1.59%, due 10/18/2004		7,400	7,394
1.79%, due 12/08/2004		9,100	9,069
1.79%, due 12/09/2004		4,000	3,986
1.84%, due 12/17/2004		1,600	1,594
HBOS Treasury Services PLC
1.64%, due 10/26/2004		700	699
1.63%, due 11/02/2004		8,500	8,488
1.63%, due 11/09/2004		11,600	11,579
1.58%, due 11/09/2004		400	399
1.65%, due 11/19/2004		400	399
1.72%, due 11/30/2004		100	100
1.73%, due 12/01/2004		200	199
1.85%, due 12/20/2004		600	598
Rabobank USA Finance Corp
1.86%, due 10/01/2004		700	700
1.96%, due 01/28/2005		5,900	5,862
Royal Bank of Scotland Group PLC (The)
1.63%, due 10/25/2004		18,900	18,879
1.55%, due 10/25/2004		2,200	2,198
1.63%, due 11/03/2004		200	200
Shell Finance (UK) PLC
1.69%, due 11/24/2004		9,700	9,675
Stadshypotek Delaware - 144A
1.51%, due 10/07/2004		500	500
1.59%, due 11/08/2004		8,300	8,286
1.82%, due 12/14/2004		2,900	2,889
1.85%, due 12/20/2004		1,100	1,095
Svenska Handelsbanken AB
1.65%, due 11/22/2004		19,800	19,753
1.65%, due 11/22/2004		1,200	1,197
UBS Finance (Delaware) LLC
1.63%, due 11/16/2004		1,000	998
1.67%, due 11/23/2004		8,400	8,379
1.69%, due 11/29/2004		12,200	12,166
1.69%, due 11/29/2004		100	100
1.70%, due 11/30/2004		100	100
1.79%, due 12/14/2004		400	399
1.85%, due 12/21/2004		300	299
1.94%, due 01/25/2005		100	99
Westpac Trust Securities NZ Ltd.
1.65%, due 11/19/2004		6,200	6,186

Total Commercial Paper (cost: $216,963 )			216,963

CERTIFICATES OF DEPOSITS	(6.8%)
Bank of America Corporation
1.64%, due 11/10/2004		14,000	14,000
Citibank New York N.A.
1.60%, due 11/12/2004		14,100	14,100
1.65%, due 11/15/2004		100	100
1.65%, due 11/19/2004		100	100
1.66%, due 11/23/2004		100	100
1.75%, due 12/07/2004		200	200
1.88%, due 12/22/2004		300	300
Wells Fargo & Company
1.60%, due 10/04/2004		200	200

1.61%, due 10/05/2004		13,900	13,900
1.62%, due 10/06/2004		100	100
1.78%, due 11/12/2004		7,700	7,700

Total Certificates of Deposits (cost: $50,800 )			50,800
SECURITY LENDING COLLATERAL	(0.9%)

Debt	(0.8%)
Bank Notes	(0.0%)
Bank of America Corporation
1.88%, due 10/19/2004		22	22
1.88%, due 12/23/2004		39	39
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		43	43
Deutsche Bank AG
1.70%, due 10/12/2004		130	130
Commercial Paper	(0.2%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		65	65
Compass Securitization LLC-144A
1.75%, due 10/19/2004		87	87
Delaware Funding Company, LLC-144A
1.66%, due 10/07/2004		216	216
1.75%, due 10/18/2004		43	43
Edison Asset Securitization LLC-144A
1.52%, due 10/01/2004		216	216
Galaxy Funding, Inc.-144A
1.63%, due 10/22/2004		65	65
General Electric Capital Corporation
1.76%, due 10/21/2004		152	152
Grampian Funding LLC-144A
1.78%, due 10/19/2004		108	108
Greyhawk Funding LLC-144A
1.75%, due 10/18/2004		45	45
Morgan Stanley
1.96%, due 12/10/2004		282	282
1.96%, due 03/16/2005		273	273
Paradigm Funding LLC-144A
1.79%, due 10/15/2004		108	108
Park Avenue Receivables Corporation-144A
1.78%, due 11/01/2004		65	65
Preferred Receivables Funding Corporation-144A
1.77%, due 10/08/2004		65	65
Sheffield Receivables Corp.-144A
1.77%, due 10/20/2004		58	58
Euro Dollar Overnight	(0.1%)
Dexia Bank SA
1.51%, due 10/01/2004		43	43
Fortis Bank
1.52%, due 10/01/2004		108	108
1.62%, due 10/05/2004		43	43
Wells Fargo & Company
1.60%, due 10/04/2004		194	194
Euro Dollar Terms	(0.2%)
Bank of Montreal
1.76%, due 10/25/2004		23	23
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		88	88
1.77%, due 10/25/2004		217	217
1.76%, due 11/12/2004		108	108
1.80%, due 11/23/2004		216	216
Bank of the West Inc.
1.79%, due 11/10/2004		43	43
Den Danske Bank
1.64%, due 10/08/2004		43	43
Fortis Bank
1.69%, due 10/14/2004		22	22
1.73%, due 10/15/2004		43	43
Harris Trust & Savings Bank
1.76%, due 10/29/2004		43	43
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		152	152
1.60%, due 10/15/2004		65	65
1.65%, due 10/29/2004		33	33
1.67%, due 11/02/2004		4	4
1.88%, due 12/23/2004		114	114
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004		108	108

Master Notes	(0.0%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		87	87
2.01%, due 06/05/2005		130	130
Repurchase Agreements	(0.3%)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $507 on 10/01/2004		507	507
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $221 on 10/01/2004		221	221
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $231 on 10/01/2004		231	231
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $816 on 10/01/2004		816	816
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $433 on 10/01/2004		433	433

		Shares	Value
Investment Companies	(0.1%)
Money Market Funds	(0.1%)
Barclays Institutional Money Market Fund 1-day yield of 1.73%		166,199	166
Merrill Lynch Premier Institutional Fund 1-day yield of 1.64%		128,120	128
Merrimac Cash Fund-Premium Class 1-day yield of 1.47%		342,795	343

Total Security Lending Collateral (cost: $6,854)			6,854

Total Investment Securities (cost: $642,000)			$871,420

		Contracts (f)	Value
WRITTEN SWAPTIONS	(-0.1%)
Covered Call Swaptions (i)	(-0.1%)
LIBOR Rate Swaption
Call Strike 3.80%
Expires 10/07/2004		37,600	$ (d )
LIBOR Rate Swaption
Call Strike 4.00%
Expires 01/07/2005		3,500	(22)
LIBOR Rate Swaption
Call Strike 4.00%
Expires 01/07/2005		3,500	(22)
LIBOR Rate Swaption
Call Strike 6.00%
Expires 10/07/2004		37,600	(d )
LIBOR Rate Swaption
Call Strike 7.00%
Expires 01/07/2005		7,000	(d )

Total Written Swaptions (premium: $921)			(44)

WRITTEN OPTIONS	(-0.1%)
Put Options	(-0.1%)
5-Year U.S. Treasury Note
Put Strike $115.00,
Expires 01/07/2005		1	(51)
5-Year U.S. Treasury Note
Put Strike $115.00,
Expires 01/07/2005		1	(40)
5-Year U.S. Treasury Note
Put Strike $114.00,
Expires 01/07/2005		1	(11)

Total Written Options (premium: $141)			$(102)

SUMMARY:
Investments, at value	116.2%	$871,420
Written options	(0.10%)	(102)
Written swaptions	(0.10%)	(44)
Liabilities in excess of other assets	(16.00%)	(121,394)

Net assets	100.0%	$749,880

SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.63% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 11.50%, due 05/15/2026. Counterparty: Morgan Stanley Capital Services Inc.	05/20/2005	$1,195	$4

Receive a fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 7.50%, due 04/08/2033. Counterparty: Barclays Bank PLC	05/20/2005	395	1

Receive a floating rate based on the monthly performance of the Lehman Brothers ERISA Eligible CMBS Index and pay floating rate based on 1-month United States Dollar - LIBOR (London Interbank Offer Rate) less 0.65%. (j) Counterparty: Morgan Stanley Capital Services Inc.	09/30/2004	4,280	11

Receive a fixed rate equal to 1.31% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 11.50%, due 05/15/2026. Counterparty: Goldman Sachs Capital Markets, L.P.	01/29/2005	800	3

Receive a fixed rate equal to 5.00% and pay floating rate based on 3-month United States Dollar - LIBOR (London Interbank Offer Rate). Counterparty: Lehman Brothers Special Financing Inc.	12/15/2014	5,700	379

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate). Counterparty: JP Morgan Chase Bank	06/17/2010	11,200	70

Receive a fixed rate equal to 6.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate). Counterparty: JP Morgan Chase Bank	06/18/2034	7,400	182

Receive floating rate based on 6-month Great Britian Pound LIBOR (London Interbank Offer Rate) and pay fixed rate equal to 5.00%. Counterparty: JP Morgan Chase Bank	06/18/2034	500	(6)

Receive floating rate based on 6-month Great Britian Pound LIBOR (London Interbank Offer Rate) and pay fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	06/18/2034	3,200	(83)

Receive floating rate based on 6-month Great Britian Pound LIBOR (London Interbank Offer Rate) and pay fixed rate equal to 5.00%. Counterparty: UBS AG	06/18/2034	1,500	(28)

Receive floating rate based on 6-month Japanese Yen LIBOR (London Interbank Offer Rate) and pay fixed rate equal to 2.00%. Counterparty: UBS AG	06/15/2012	250,000	(79)

Receive floating rate based on 6-month Japanese Yen LIBOR (London Interbank Offer Rate) and pay fixed rate equal to 2.00%. Counterparty: Goldman Sachs Capital Markets, L.P.	06/15/2012	130,000	(41)

Receive floating rate based on 6-month Japanese Yen LIBOR (London Interbank Offer Rate) and pay fixed rate equal to 2.00%. Counterparty: Morgan Stanley Capital Services Inc.	06/15/2012	390,000	(93)

Total Swap Agreements (premium: -$59)		$806,170	$320

FUTURES CONTRACTS:

	Contracts (f)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
Euro BOBL	281	12/31/2004	$37,886	$168
Euro BUND	86	12/10/2004	12,009	62
Euro Dollar	131	06/13/2005	31,886	(16)
10-Year Japanese Bond	8	12/09/2004	9,968	87
10-Year U.S. Treasury Note	906	12/31/2004	101,265	774
2-Year U.S. Treasury Note	713	12/29/2004	150,643	(33)
3 Month Euro Euribor	90	12/19/2005	1	(1)
90-Day Euro	771	09/15/2005	187,024	(76)

Total Future Contracts			$530,682	$965

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(68)	10/01/2004	$(84)	$(1)
Euro Dollar	1,553	10/25/2004	1,895	34
Euro Dollar	(13,277)	10/25/2004	(16,118)	(375)
Japanese Yen	(960)	10/01/2004	(9)	—
Japanese Yen	(212,323)	10/27/2004	(1,924)	(6)

Total Forward Foreign Currency Contracts			$(16,240)	$(348)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 6,705.
(b)	Cash collateral for the Repurchase Agreements, valued at $ 2,252 that serve as collateral for securities are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.
(c)	At September 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at September 30, 2004, is $ 3,110.
(d)	Value is less than $ 1.
(e)	Securities are currently in default on interest payments.
(f)	Contract Amounts are not in thousands.
(g)	Floating or variable rate note. Rate is listed as of September 30, 2004.
(h)	Securities are stepbonds. Russia Federation has a coupon rate 5.00 % until 03/31/2007, thereafter the coupon rate will be 7.50%.
(i)	An option on an interest rate swap. If exercised, the fund will pay the strike rate in order to receive the 3 Month LIBOR (London Interbank Offer Rate).
(j)	If the monthly performance of the CMBS Index is negative, the fund pays a floating rate in addition to the one month US dollar LIBOR.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $ or % of the net assets of the Fund.
TBA	Mortgage-backed securities traded under delayed delivery commitments. Income on TBA's are not earned until settlement date.
BOBL	National medium-term debt instrument issued by the German Federal Government.

BUND	National long-term debt instrument issued by the German Federal Government.

EURIBOR	Euro Inter bank Offered Rate.

Salomon All Cap

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(99.0%)
Aerospace	(0.8%)
Boeing Company (The)		98,100	$5,064
Air Transportation	(1.1%)
AMR Corporation (a)(b)		113,000	828
Continental Airlines, Inc. (a)(b)		126,300	1,076
Frontier Airlines, Inc. (a)		109,400	840
Northwest Airlines Corporation (a)(b)		123,800	1,016
Southwest Airlines Co.		236,700	3,224
Amusement & Recreation Services	(1.1%)
Disney (Walt) Company (The)		303,600	6,846
Apparel Products	(0.2%)
Tommy Hilfiger Corporation (a)		152,700	1,507
Automotive	(1.3%)
BorgWarner, Inc.		57,500	2,489
Honeywell International Inc.		150,000	5,379
Business Services	(0.0%)
Hutchison Whampoa Limited (e)		1,228		(e)
Chemicals & Allied Products	(2.8%)
Cabot Corporation		111,200	4,289
Crompton Corporation		456,700	4,334
Dow Chemical Company (The)		192,000	8,675
Commercial Banks	(5.4%)
Bank of New York Company, Inc. (The)		148,000	4,317
MBNA Corporation		123,600	3,115
Mitsubishi Tokyo Financial Group, Inc. - ADR		914,000	7,623
Morgan Chase & Co. (J.P.)		317,000	12,594
State Street Corporation		120,700	5,155
Communication	(3.9%)
Comcast Corporation - Special Class A (a)		322,500	9,004
Liberty Media Corporation - Class A (a)		1,055,200	9,201
Viacom, Inc. - Class B (b)		175,100	5,876
Communications Equipment	(4.6%)
Lucent Technologies Inc. (a)(b)		2,500,000	7,925
Motorola, Inc.		673,200	12,145
Nokia Corporation - ADR (b)		579,000	7,944

Computer & Data Processing Services	(5.1%)
Actuate Corporation (a)		45,000	159
Micromuse Inc. (a)		634,800	2,336
Microsoft Corporation		346,100	9,570
RealNetworks, Inc. (a)		631,900	2,945
Sabre Holdings Corporation		193,700	4,751
SunGard Data Systems Inc. (a)		259,900	6,178
Unisys Corporation (a)		533,100	5,502
Computer & Office Equipment	(1.1%)
3Com Corporation (a)		796,500	3,361
Electronics for Imaging, Inc. (a)		190,600	3,095
Socket Communications, Inc. (a)		72,300	172
Construction	(0.3%)
Chicago Bridge & Iron Company NV - NY Registered Shares		65,000	1,949
Electric Services	(0.1%)
Calpine Corporation (a)(b)		284,100	824
Electronic & Other Electric Equipment	(0.8%)
Sony Corporation - ADR		150,000	5,159
Electronic Components & Accessories	(4.8%)
Intel Corporation		318,700	6,393
Solectron Corporation (a)		1,977,400	9,788
Taiwan Semiconductor Manufacturing Company Ltd. - ADR		970,991	6,933
Texas Instruments Incorporated		290,700	6,186
Environmental Services	(1.1%)
Waste Management, Inc.		256,700	7,018
Food Stores	(1.1%)
Safeway Inc. (a)		350,000	6,758
Gas Production & Distribution	(1.1%)
Williams Companies, Inc. (The)		531,900	6,436
Health Services	(0.6%)
Enzo Biochemical, Inc. (a)(b)		258,300	3,875
Holding & Other Investment Offices	(0.1%)
Hutchison Whampoa Limited		92,100	721
Industrial Machinery & Equipment	(1.5%)
Caterpillar, Inc.		83,400	6,709
Deere & Company		36,100	2,330
Instruments & Related Products	(3.1%)
Agilent Technologies, Inc. (a)		350,900	7,569
Raytheon Company		298,900	11,352
Insurance	(7.8%)
Ambac Financial Group, Inc.		108,300	8,659
American International Group, Inc.		135,900	9,240
Chubb Corporation		111,100	7,808
CNA Surety Corporation (a)		303,300	3,215
MGIC Investment Corporation		117,000	7,786
PMI Group, Inc. (The)		37,100	1,506
Radian Group, Inc.		192,300	8,890
Insurance Agents, Brokers & Service	(1.2%)
Hartford Financial Services Group, Inc. (The)		42,500	2,632
Marsh & McLennan Companies, Inc.		109,500	5,011

Life Insurance	(0.3%)
Scottish Annuity & Life Holdings, Ltd. (b)		98,400	2,083
Lumber & Other Building Materials	(1.3%)
Home Depot, Inc. (The)		203,100	7,962
Lumber & Wood Products	(2.9%)
Georgia-Pacific Corporation		249,300	8,962
Weyerhaeuser Company		132,100	8,782
Manufacturing Industries	(2.0%)
Hasbro Inc.		371,500	6,984
Mattel, Inc.		303,200	5,497
Metal Mining	(1.7%)
Newmont Mining Corporation (b)		228,300	10,394
Mining	(0.1%)
Wgi Heavy Minerals, Incorporated (a)		72,300	369
Motion Pictures	(3.4%)
News Corporation Limited (The) - ADR		223,400	6,999
News Corporation Limited (The) - ADR (b)		128,200	4,214
Time Warner Inc. (a)		583,000	9,410
Oil & Gas Extraction	(4.3%)
Anadarko Petroleum Corporation		122,500	8,129
GlobalSantaFe Corporation (b)		200,000	6,130
Halliburton Company		228,600	7,702
Schlumberger Limited		65,000	4,375
Paper & Allied Products	(1.2%)
Smurfit-Stone Container Corporation (a)(b)		371,500	7,196
Petroleum Refining	(3.4%)
ChevronTexaco Corporation		200,000	10,728
Murphy Oil Corporation		115,500	10,022
Pharmaceuticals	(12.8%)
Abbott Laboratories		244,400	10,353
Amgen Inc. (a)		56,700	3,214
Aphton Corporation (a)		510,600	1,838
Genelabs Technologies, Inc. (a)		300,600	785
Glaxo Wellcome PLC - ADR		188,800	8,256
Johnson & Johnson		199,500	11,238
McKesson HBOC, Inc.		234,700	6,020
Merck & Co., Inc.		233,100	7,692
Novartis AG - ADR		182,800	8,531
Pfizer Inc.		360,600	11,034
Wyeth		202,800	7,585
XOMA Ltd. (a)		508,900	1,181
Primary Metal Industries	(5.1%)
Alcoa Inc.		293,300	9,852
Allegheny Technologies Incorporated		310,300	5,663
Brush Engineered Materials Inc. (a)		54,400	1,127
Engelhard Corporation		165,900	4,703
RTI International Metals, Inc. (a)		173,300	3,357
United States Steel Corporation (b)		154,100	5,797
Radio & Television Broadcasting	(0.2%)
IAC/InterActive Corp (a)(b)		41,700	918

Security & Commodity Brokers	(3.1%)
American Express Company		163,100	8,393
Merrill Lynch & Co., Inc.		138,100	6,866
Morgan Stanley		72,000	3,550
Telecommunications	(3.5%)
Nippon Telegraph and Telephone Corporation - ADR		253,200	5,059
SBC Communications Inc.		325,000	8,434
Vodafone Group PLC - ADR (b)		337,600	8,140
Transportation Equipment	(0.2%)
Fleetwood Enterprises, Inc. (a)(b)		99,000	1,503
Variety Stores	(1.5%)
Costco Wholesale Corporation		223,800	9,301
Wholesale Trade Durable Goods	(1.0%)
IKON Office Solutions, Inc.		498,800	5,996

Total Common Stocks (cost: $558,175)			605,606

		Principal	Value
SHORT-TERM OBLIGATIONS	(1.0%)
Investors Bank & Trust Company (d)
1.27%, Repurchase Agreement dated 09/30/2004 to be repurchased at $6,406 on 10/01/2004		$6,406	$6,406

Total Short-Term Obligations (cost: $6,406)			6,406

SECURITY LENDING COLLATERAL	(7.9%)
Debt	(7.2%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$153	$153
1.88%, due 12/23/2004		275	275
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		306	306
Deutsche Bank AG
1.70%, due 10/12/2004		917	917
Commercial Paper	(2.1%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		458	458
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		610	610
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		1,526	1,526
1.75%, due 10/18/2004		303	303
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		1,524	1,524
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		457	457
General Electric Capital Corporation
1.76%, due 10/21/2004		1,069	1,069
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		764	764
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		315	315
Morgan Stanley
1.96%, due 12/10/2004		1,987	1,987
1.96%, due 03/16/2005		1,925	1,925
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		763	763

Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004			458	458
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			458	458
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			407	407
Euro Dollar Overnight	(0.4%)
Dexia Bank SA
1.51%, due 10/01/2004			306	306
Fortis Bank
1.52%, due 10/01/2004			764	764
1.62%, due 10/05/2004			306	306
Wells Fargo & Company
1.60%, due 10/04/2004			1,369	1,369
Euro Dollar Terms	(1.5%)
Bank of Montreal
1.76%, due 10/25/2004			159	159
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			620	620
1.77%, due 10/25/2004			1,528	1,528
1.76%, due 11/12/2004			764	764
1.80%, due 11/23/2004			1,520	1,520
Bank of the West Inc.
1.79%, due 11/10/2004			306	306
Den Danske Bank
1.64%, due 10/08/2004			306	306
Fortis Bank
1.69%, due 10/14/2004			153	153
1.73%, due 10/15/2004			306	306
Harris Trust & Savings Bank
1.76%, due 10/29/2004			306	306
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			1,070	1,070
1.60%, due 10/15/2004			458	458
1.65%, due 10/29/2004			229	229
1.67%, due 11/02/2004			31	31
1.88%, due 12/23/2004			804	804
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			764	764
Master Notes	(0.2%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			611	611
2.01%, due 06/05/2005			917	917
Repurchase Agreements	(2.5%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $3,576 on 10/01/2004			3,576	3,576
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,559 on 10/01/2004			1,559	1,559
1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,626 on 10/01/2004			1,626	1,626
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $5,756 on 10/01/2004			5,756	5,756
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $3,056 on 10/01/2004			3,056	3,056

			Shares	Value
Investment Companies	(0.7%)
Money Market Funds	(0.7%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%			1,172,082	$1,172
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%			903,534	904

Merrimac Cash Fund-Premium Class
1 day yield of 1.47%	2,417,479	2,417

Total Security Lending Collateral (cost: $ 48,338)		48,338

Total Investment Securities (cost: $612,919)		$660,350

SUMMARY:
Investments, at value	108.0%	$660,350
Liabilities in excess of other assets	(8.0)%	(48,695)

Net assets	100.0%	$611,655

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 45,780.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 15,883, that serve as collateral for securities are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	At September 30, 2004, repurchase agreements are collateralized by $24,738 Countrywide Home Loans, Inc. ARM—651600 (4.97%, due 07/01/2032) with a market value and accrued interest of $6,727.

(e)	Value is less than $ 1.

DEFINITIONS:

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $7,585 or 1.24% of the net assets of the Fund.

Select+ Aggressive

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(100.0%)	(b)
Aggressive Equity	(11.3%)
Third Avenue Value			2,531	$47
Capital Preservation	(4.1%)
Transamerica Money Market			17,266	17
Growth Equity	(64.8%)
T. Rowe Price Equity Income			5,418	106
T. Rowe Price Growth Stock			6,137	120
Transamerica Equity (a)			2,295	43
World Equity	(19.8%)
American Century International (a)			10,816	82

Total Investment Companies (cost: $369)				415

Total Investment Securities (cost: $369)				$415

SUMMARY:
Investments, at value			100.0%	$415
Liabilities in excess of other assets			0.0%	—

Net assets			100.0%	$415

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

Select+ Conservative

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(100.0%)	(a)(b)
Aggressive Equity	(6.2%)
Third Avenue Value			14,791	$274
Capital Preservation	(4.5%)
Transamerica Money Market			198,503	198
Fixed-Income	(67.4%)
MFS High Yield			67,752	684
PIMCO Total Return			151,422	1,664
Transamerica U.S. Government Securities			50,145	614
Growth Equity	(21.9%)
T. Rowe Price Equity Income			25,230	493
T. Rowe Price Growth Stock			24,155	471

Total Investment Companies (cost: $4,116 )				4,398

Total Investment Securities (cost: $4,116 )				$4,398

SUMMARY:
Investments, at value			100.0%	$4,398
Liabilities in excess of other assets			0.0%	(1)

Net assets			100.0%	$4,397

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

Select+ Growth & Income

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(100.0%)	(b)
Aggressive Equity	(11.7%)
Third Avenue Value			42,297	$782
Capital Preservation	(4.3%)
Transamerica Money Market			284,651	286
Fixed-Income	(32.4%)
MFS High Yield			65,251	659
PIMCO Total Return			136,303	1,498
Growth Equity	(41.3%)
T. Rowe Price Equity Income			36,085	705
T. Rowe Price Growth Stock			86,429	1,685
Transamerica Equity (a)			19,127	361
World Equity	(10.3%)
American Century International (a)			90,338	685

Total Investment Companies (cost: $5,915)				6,661

Total Investment Securities (cost: $5,915)				$6,661

SUMMARY:
Investments, at value			100.0%	$6,661
Liabilities in excess of other assets			0.0%	(3)

Net assets			100.0%	$6,658

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
CONVERTIBLE BONDS	(0.2%)
Communications Equipment	(0.2%)
Lucent Technologies Inc. (b)
8.00%, due 08/01/2031		$1,965	$2,127

Total Convertible Bonds (cost: $ 1,492)			2,127

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(0.1%)
Automotive	(0.1%)
Ford Motor Company Capital Trust II		16,000	$836

Total Convertible Preferred Stocks
(cost: $ 800 )			836

PREFERRED STOCKS	(0.3%)
Holding & Other Investment Offices	(0.3%)
Uniprovident Corporation (b)		106,400	2,929

Total Preferred Stocks (cost: $ 2,660)			2,929

COMMON STOCKS	(95.5%)
Aerospace	(1.0%)
Lockheed Martin Corporation		203,100	11,329
Amusement & Recreation Services	(1.0%)
Disney (Walt) Company (The) (b)		493,200	11,122
Automotive	(2.0%)
Ford Motor Company (b)		265,700	3,733
Honeywell International Inc.		516,300	18,515
Beverages	(1.1%)
Coca-Cola Company (The)		297,400	11,911

Business Services	(0.4%)
Dun & Bradstreet Corporation (The) (a)		70,650	4,147
Chemicals & Allied Products	(4.3%)
Clorox Company (The)		98,600	5,255
Colgate-Palmolive Company		158,200	7,147
Dow Chemical Company (The)		249,200	11,259
du Pont (E.I.) de Nemours and Company		213,600	9,142
Great Lakes Chemical Corporation (b)		207,900	5,322
Hercules Incorporated (a)		320,100	4,561
International Flavors & Fragrances Inc.		141,500	5,405
Commercial Banks	(8.7%)
Bank of America Corporation		430,038	18,634
Bank of Ireland		252,100	3,398
Citigroup Inc.		170,059	7,503
Mellon Financial Corporation		289,480	8,016
Mercantile Bankshares Corporation		107,800	5,170
Morgan Chase & Co. (J.P.)		639,422	25,404
National City Corporation		159,900	6,175
Northern Trust Corporation		105,900	4,321
SunTrust Banks, Inc.		160,000	11,266
Wells Fargo & Company		99,120	5,911
Wilmington Trust Corporation		72,100	2,611
Communication	(2.7%)
Comcast Corporation - Class A (a)		515,538	14,560
Viacom, Inc. - Class B		473,700	15,898
Communications Equipment	(2.8%)
Lucent Technologies Inc. (a)		695,700	2,205
Motorola, Inc.		598,000	10,788
Nokia Corporation - ADR		524,300	7,193
Rockwell Collins, Inc.		288,300	10,707
Computer & Data Processing Services	(1.0%)
Microsoft Corporation		414,900	11,472
Computer & Office Equipment	(0.8%)
Hewlett-Packard Company		492,785	9,240
Department Stores	(0.5%)
May Department Stores Company (The) (b)		208,550	5,345
Electric Services	(3.3%)
Constellation Energy Group, Inc.		212,700	8,474
Duke Energy Corporation (b)		531,300	12,161
FirstEnergy Corp.		168,850	6,936
TECO Energy, Inc. (b)		142,200	1,924
TXU Corp.		149,200	7,150

Electric, Gas & Sanitary Services	(1.0%)
NiSource Inc.		456,300	9,587
Xcel Energy Inc. (b)		124,500	2,156
Electronic & Other Electric Equipment	(3.5%)
Cooper Industries, Inc. - Class A		198,107	11,688
Emerson Electric Co.		77,600	4,803
General Electric Company		690,850	23,199
Electronic Components & Accessories	(0.9%)
Intel Corporation		105,700	2,120
Texas Instruments Incorporated		393,400	8,372
Environmental Services	(0.8%)
Waste Management, Inc.		323,162	8,835
Fabricated Metal Products	(0.8%)
Fortune Brands, Inc.		128,000	9,484
Food & Kindred Products	(2.9%)
Altria Group, Inc.		131,000	6,162
Campbell Soup Company (b)		342,800	9,012
ConAgra Foods, Inc.		152,800	3,928
General Mills, Inc. (b)		170,900	7,673
Unilever NV - CVA (b)		104,800	6,031
Gas Production & Distribution	(0.1%)
El Paso Corporation		65,400	601
Holding & Other Investment Offices	(0.7%)
Janus Capital Group, Inc. (b)		103,300	1,406
Simon Property Group, Inc. (b)		111,532	5,981
Hotels & Other Lodging Places	(1.3%)
Hilton Hotels Corporation		378,500	7,131
Starwood Hotels & Resorts Worldwide, Inc.		153,826	7,141
Industrial Machinery & Equipment	(1.0%)
Baker Hughes Incorporated		70,200	3,069
Pall Corporation		347,700	8,512
Instruments & Related Products	(2.7%)
Eastman Kodak Company (b)		381,100	12,279
Raytheon Company		302,200	11,478
Rockwell International Corporation		183,000	7,082
Insurance	(4.4%)
Chubb Corporation		113,800	7,998

CIGNA Corporation (b)		121,900	8,488
SAFECO Corporation (b)		245,300	11,198
St. Paul Companies, Inc. (The)		288,710	9,545
UnumProvident Corporation		493,900	7,749
XL Capital Ltd. - Class A		60,100	4,447
Insurance Agents, Brokers & Service	(1.4%)
Marsh & McLennan Companies, Inc.		355,100	16,249
Life Insurance	(0.8%)
Lincoln National Corporation		202,666	9,525
Lumber & Other Building Materials	(1.0%)
Home Depot, Inc. (The)		283,600	11,117
Manufacturing Industries	(1.1%)
Hasbro Inc.		41,450	779
Mattel, Inc. (b)		627,600	11,378
Medical Instruments & Supplies	(0.9%)
Baxter International Inc.		319,000	10,259
Mining	(0.3%)
Vulcan Materials Company		65,700	3,347
Motion Pictures	(1.1%)
Time Warner Inc. (a)		796,200	12,851
Motor Vehicles, Parts & Supplies	(0.8%)
Genuine Parts Company		230,750	8,856
Oil & Gas Extraction	(2.0%)
Anadarko Petroleum Corporation		141,200	9,370
Schlumberger Limited		99,600	6,704
Unocal Corporation		136,200	5,857
Paper & Allied Products	(2.7%)
International Paper Company		314,593	12,713
Kimberly-Clark Corporation		156,000	10,076
MeadWestvaco Corporation		231,400	7,382
Petroleum Refining	(8.0%)
Amerada Hess Corporation		193,230	17,197
BP PLC - ADR		213,574	12,287
ChevronTexaco Corporation		427,150	22,912
Exxon Mobil Corporation		453,938	21,939
Royal Dutch Petroleum Company - NY Registered Shares		309,900	15,991
Pharmaceuticals	(7.2%)

Abbott Laboratories		170,300	7,214
Bristol-Myers Squibb Co.		614,500	14,546
Johnson & Johnson		257,400	14,500
Medimmune, Inc. (a)		315,300	7,473
Merck & Co., Inc.		493,700	16,292
Schering-Plough Corporation		456,600	8,703
Wyeth		350,500	13,109
Primary Metal Industries	(0.9%)
Alcoa Inc.		149,800	5,032
Nucor Corporation		56,300	5,144
Printing & Publishing	(3.1%)
Dow Jones & Company, Inc. (b)		315,900	12,829
Knight-Ridder, Inc.		107,700	7,049
New York Times Company (The) - Class A (b)		367,400	14,365
Railroads	(2.1%)
Norfolk Southern Corporation (b)		299,100	8,895
Union Pacific Corporation		241,900	14,175
Restaurants	(0.9%)
McDonald’s Corporation		356,300	9,987
Retail Trade	(0.2%)
Toys “R” Us, Inc. (a)		132,200	2,345
Rubber & Misc. Plastic Products	(0.9%)
Newell Financial Trust I (b)		494,800	9,916
Security & Commodity Brokers	(3.0%)
American Express Company		221,500	11,398
Federated Investors, Inc. - Class B		76,000	2,161
Morgan Stanley		213,800	10,540
Schwab (Charles) Corporation (The)		977,800	8,986
Telecommunications	(5.8%)
ALLTEL Corporation		197,800	10,861
AT&T Corp.		379,010	5,427
Qwest Communications International Inc. (a) (b)		2,277,800	7,585
SBC Communications Inc.		436,474	11,327
Sprint Corporation (FON Group)		586,000	11,796
Verizon Communications, Inc.		402,142	15,837
Vodafone Group PLC - ADR		71,100	1,714
Tobacco Products	(0.7%)
UST Inc.		185,100	7,452
U.S. Government Agencies	(0.6%)

Fannie Mae		108,700	6,892
Wholesale Trade Durable Goods	(0.3%)
Grainger (W.W.), Inc.		57,200	3,298

Total Common Stocks (cost: $ 926,473 )			1,072,102

		Principal	Value
SECURITY LENDING COLLATERAL	(10.7%)
Debt	(9.7%)
Bank Notes	(0.4%)
Bank of America Corporation
1.88%, due 10/19/2004		$379	$379
1.88%, due 12/23/2004		682	682
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		758	758
Deutsche Bank AG
1.70%, due 10/12/2004		2,273	2,273
Commercial Paper	(2.9%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		1,136	1,136
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		1,513	1,513
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		3,783	3,783
1.75%, due 10/18/2004		752	752
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		3,779	3,779
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		1,132	1,132
General Electric Capital Corporation
1.76%, due 10/21/2004		2,650	2,650
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		1,894	1,894
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		782	782
Morgan Stanley
1.96%, due 12/10/2004		4,925	4,925
1.96%, due 03/16/2005		4,773	4,773
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		1,892	1,892
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		1,136	1,136
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		1,136	1,136
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		1,009	1,009
Euro Dollar Overnight	(0.6%)
Dexia Bank SA
1.51%, due 10/01/2004		758	758

Fortis Bank
1.52%, due 10/01/2004		1,894	1,894
1.62%, due 10/05/2004		758	758
Wells Fargo & Company
1.60%, due 10/04/2004		3,394	3,394
Euro Dollar Terms	(2.1%)
Bank of Montreal
1.76%, due 10/25/2004		394	394
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		1,538	1,538
1.77%, due 10/25/2004		3,788	3,788
1.76%, due 11/12/2004		1,894	1,894
1.80%, due 11/23/2004		3,769	3,769
Bank of the West Inc.
1.79%, due 11/10/2004		758	758
Den Danske Bank
1.64%, due 10/08/2004		758	758
Fortis Bank
1.69%, due 10/14/2004		379	379
1.73%, due 10/15/2004		758	758
Harris Trust & Savings Bank
1.76%, due 10/29/2004		758	758
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		2,652	2,652
1.60%, due 10/15/2004		1,136	1,136
1.65%, due 10/29/2004		568	568
1.67%, due 11/02/2004		76	76
1.88%, due 12/23/2004		1,993	1,993
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004		1,894	1,894
Master Notes	(0.3%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		1,515	1,515
2.01%, due 06/05/2005		2,273	2,273
Repurchase Agreements	(3.4%) (c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $8,863 on 10/01/2004		8,863	8,863
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $3,864 on 10/01/2004		3,864	3,864
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $4,031 on 10/01/2004		4,031	4,031
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $14,265 on 10/01/2004		14,265	14,265
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $7,575 on 10/01/2004		7,575	7,575

		Shares	Value
Investment Companies	(1.0%)

Money Market Funds	(1.0%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%		2,905,484	$2,905
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		2,239,779	2,240
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		5,992,708	5,993

Total Security Lending Collateral (cost: $ 119,825 )			119,825

Total Investment Securities (cost: $ 1,051,252 )			$1,197,819

SUMMARY:
Investments, at value		106.8%	$1,197,819
Liabilities in excess of other assets		(6.8)%	(76,297)

Net assets		100.0%	$1,121,522

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 108,970.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 39,373, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

CVA	Certificaaten van aandelen (share certificates)

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $18,808 or 1.70% of the net assets of the Fund.

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(97.8%)
Amusement & Recreation Services	(0.3%)
MGM MIRAGE (a)(b)		17,600	$874
Apparel & Accessory Stores	(0.2%)
Inditex, SA		27,800	687
Automotive	(0.7%)
Harley-Davidson, Inc. (b)		37,900	2,253
Beverages	(1.2%)
Coca-Cola Company (The)		64,600	2,587
PepsiCo, Inc.		20,400	992
Business Services	(3.7%)
Accenture Ltd - Class A (a)		152,200	4,117
Clear Channel Communications, Inc.		56,600	1,764
eBay Inc. (a)		35,900	3,301
First Data Corporation		49,300	2,145
Chemicals & Allied Products	(0.4%)
Hermes International		6,800	1,290
Commercial Banks	(9.2%)
Citigroup Inc.		238,908	10,541
Credit Suisse Group (a)		69,200	2,209
MBNA Corporation		37,900	955
Mellon Financial Corporation		82,800	2,293
Northern Trust Corporation		48,600	1,983
State Street Corporation		109,500	4,677
U.S. Bancorp		97,400	2,815
UBS AG - Registered Shares (CHF)		44,100	3,105
Communication	(4.8%)
Comcast Corporation - Special Class A (a)		84,800	2,368
Crown Castle International Corp. (a)		103,000	1,533
Echostar Communications Corporation - Class A (a)(b)		114,500	3,563
Liberty Media Corporation - Class A (a)		452,556	3,946
Liberty Media International, Inc. - Class A (a)		17,715	591
Viacom, Inc. - Class B		83,670	2,808
Communications Equipment	(1.0%)
Corning Incorporated (a)		178,000	1,972
QUALCOMM Incorporated		25,400	992

Computer & Data Processing Services	(10.1%)
Adobe Systems Incorporated		41,000	2,028
Affiliated Computer Services, Inc. - Class A (a)(b)		68,500	3,813
Fiserv, Inc. (a)		80,600	2,810
Google Inc. - Class A (a)(b)		3,325	431
Intuit Inc. (a)		49,600	2,252
Mercury Interactive Corporation (a)(b)		37,800	1,318
Microsoft Corporation		380,800	10,529
Oracle Corporation (a)		120,900	1,364
Red Hat, Inc. (a)(b)		74,300	909
SAP AG		13,600	2,121
SunGard Data Systems Inc. (a)		19,200	456
VERITAS Software Corporation (a)		73,500	1,308
Yahoo! Inc. (a)		75,200	2,550
Computer & Office Equipment	(3.4%)
Cisco Systems, Inc. (a)		195,400	3,537
Dell Inc. (a)		144,800	5,155
Juniper Networks, Inc. (a)		77,700	1,834
Department Stores	(0.5%)
Kohl’s Corporation (a)		30,200	1,455
Drug Stores & Proprietary Stores	(0.8%)
Walgreen Co.		72,100	2,583
Educational Services	(0.9%)
Apollo Group, Inc. - Class A (a)		37,600	2,759
Electronic & Other Electric Equipment	(3.3%)
General Electric Company		244,900	8,224
Samsung Electronics Co., Ltd.		4,830	1,922
Electronic Components & Accessories	(4.5%)
Analog Devices, Inc.		41,300	1,602
Intel Corporation		137,100	2,750
Maxim Integrated Products		36,400	1,539
QLogic Corporation (a)		30,400	900
Texas Instruments Incorporated		49,800	1,060
Tyco International Ltd.		144,044	4,416
Xilinx, Inc.		56,100	1,515
Fabricated Metal Products	(0.2%)
Gillette Company (The)		14,800	618
Food & Kindred Products	(0.5%)
Altria Group, Inc.		31,100	1,463

Industrial Machinery & Equipment	(1.9%)
Applied Materials, Inc. (a)		72,900	1,202
Baker Hughes Incorporated		104,300	4,560
Instruments & Related Products	(1.5%)
Danaher Corporation		89,100	4,569
Insurance	(7.2%)
ACE Limited		40,500	1,622
American International Group, Inc.		99,100	6,738
St. Paul Companies, Inc. (The)		30,340	1,003
UnitedHealth Group Incorporated		108,800	8,023
WellPoint Health Networks Inc. (a)		48,100	5,055
Insurance Agents, Brokers & Service	(0.8%)
Hartford Financial Services Group, Inc. (The)		40,800	2,527
Lumber & Other Building Materials	(1.8%)
Home Depot, Inc. (The)		116,600	4,571
Kingfisher PLC		184,200	1,028
Manufacturing Industries	(1.5%)
International Game Technology		127,500	4,584
Medical Instruments & Supplies	(2.4%)
Biomet, Incorporated		32,100	1,505
Boston Scientific Corporation (a)		51,800	2,058
Guidant Corporation		18,300	1,209
Medtronic, Inc.		52,500	2,725
Metal Mining	(1.2%)
BHP Billiton Limited		144,400	1,502
Rio Tinto PLC - Registered Shares		87,600	2,356
Motion Pictures	(1.6%)
News Corporation Limited (The) - ADR		91,400	2,864
Time Warner Inc. (a)		134,600	2,172
Oil & Gas Extraction	(1.2%)
Schlumberger Limited		55,300	3,722
Personal Credit Institutions	(1.2%)
SLM Corporation		82,700	3,688
Personal Services	(1.0%)
Cendant Corporation		137,300	2,966

Petroleum Refining	(2.2%)
ChevronTexaco Corporation		62,200	3,336
Exxon Mobil Corporation		74,590	3,605
Pharmaceuticals	(7.0%)
Amgen Inc. (a)		64,500	3,656
Cardinal Health, Inc.		15,700	687
Forest Laboratories, Inc. (a)		51,000	2,294
Genentech, Inc. (a)		17,800	933
Gilead Sciences, Inc. (a)		61,400	2,295
Johnson & Johnson		58,200	3,278
Pfizer Inc.		186,395	5,704
Teva Pharmaceutical Industries Ltd. - ADR (b)		53,300	1,383
Wyeth		42,500	1,590
Primary Metal Industries	(0.6%)
Nucor Corporation (b)		21,900	2,001
Printing & Publishing	(0.7%)
Scripps (E.W.) Company (The) (b)		42,200	2,016
Radio & Television Broadcasting	(1.7%)
British Sky Broadcasting Group PLC		146,300	1,269
IAC/InterActive Corp (a)		89,600	1,973
Sogecable, SA (a)		9,600	386
Univision Communications Inc. - Class A (a)		53,500	1,691
Radio, Television & Computer Stores	(1.2%)
Best Buy Co., Inc. (b)		67,700	3,672
Restaurants	(0.9%)
Compass Group PLC		365,400	1,458
Starbucks Corporation (a)		29,300	1,332
Security & Commodity Brokers	(3.9%)
American Express Company		91,800	4,723
Ameritrade Holding Corporation (a)		109,800	1,319
Goldman Sachs Group, Inc. (The)		18,800	1,753
Merrill Lynch & Co., Inc.		65,200	3,242
Schwab (Charles) Corporation (The)		112,600	1,035
Telecommunications	(2.3%)
Nextel Communications, Inc. - Class A (a)		161,200	3,843
Vodafone Group PLC		785,304	1,880
Vodafone Group PLC - ADR		60,800	1,466
Trucking & Warehousing	(1.1%)
United Parcel Service, Inc. - Class B		44,800	3,401

U.S. Government Agencies	(1.1%)
Fannie Mae		35,700	2,263
Freddie Mac		15,900	1,037
Variety Stores	(4.3%)
Family Dollar Stores, Inc.		55,500	1,504
Target Corporation		114,500	5,181
Wal-Mart de Mexico SA de CV - ADR		21,800	739
Wal-Mart de Mexico SA de CV - Series V		223,800	760
Wal-Mart Stores, Inc.		96,700	5,144
Water Transportation	(1.1%)
Carnival Corporation		74,600	3,528
Wholesale Trade Nondurable Goods	(0.6%)
SYSCO Corporation (b)		60,100	1,798

Total Common Stocks (cost: $ 264,858 )			303,006

		Principal	Value
SECURITY LENDING COLLATERAL	(5.8%)
Debt	(5.3%)
Bank Notes	(0.2%)
Bank of America Corporation
1.88%, due 10/19/2004		$57	$57
1.88%, due 12/23/2004		102	102
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		113	113
Deutsche Bank AG
1.70%, due 10/12/2004		339	339
Commercial Paper	(1.6%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		170	170
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		226	226
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		564	564
1.75%, due 10/18/2004		112	112
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		564	564
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		169	169
General Electric Capital Corporation
1.76%, due 10/21/2004		396	396
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		283	283
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		117	117

Morgan Stanley
1.96%, due 12/10/2004		735	735
1.96%, due 03/16/2005		712	712
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		282	282
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		170	170
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		170	170
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		151	151
Euro Dollar Overnight	(0.3%)
Dexia Bank SA
1.51%, due 10/01/2004		113	113
Fortis Bank
1.52%, due 10/01/2004		283	283
1.62%, due 10/05/2004		113	113
Wells Fargo & Company
1.60%, due 10/04/2004		506	506
Euro Dollar Terms	(1.1%)
Bank of Montreal
1.76%, due 10/25/2004		59	59
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		229	229
1.77%, due 10/25/2004		565	565
1.76%, due 11/12/2004		283	283
1.80%, due 11/23/2004		562	562
Bank of the West Inc.
1.79%, due 11/10/2004		113	113
Den Danske Bank
1.64%, due 10/08/2004		113	113
Fortis Bank
1.69%, due 10/14/2004		57	57
1.73%, due 10/15/2004		113	113
Harris Trust & Savings Bank
1.76%, due 10/29/2004		113	113
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		396	396
1.60%, due 10/15/2004		170	170
1.65%, due 10/29/2004		85	85
1.67%, due 11/02/2004		11	11
1.88%, due 12/23/2004		297	297
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004		283	283
Master Notes	(0.2%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004		226	226
2.01%, due 06/05/2005		339	339
Repurchase Agreements	(1.9%) (c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,322 on 10/01/2004		1,322	1,322

Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $577 on 10/01/2004		577	577
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $601 on 10/01/2004		601	601
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $2,128 on 10/01/2004		2,128	2,128
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,130 on 10/01/2004		1,130	1,130

		Shares	Value
Investment Companies	(0.5%)
Money Market Funds	(0.5%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%		433,561	$434
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%		334,223	334
Merrimac Cash Fund-Premium Class
1 day yield of 1.47%		894,241	894

Total Security Lending Collateral (cost: $ 17,881 )			17,881

Total Investment Securities (cost: $ 282,739 )			$320,887

SUMMARY:
Investments, at value		103.6%	$320,887
Liabilities in excess of other assets		(3.6%)	(11,293)

Net assets		100.0%	$309,594

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 17,337.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 5,875, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $2,808 or .91% of the net assets of the Fund.

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(98.8%)
Air Transportation	(1.4%)
AirTran Holdings, Inc. (a)		53,700	$535
ExpressJet Holdings, Inc. (a)		62,800	629
Frontier Airlines, Inc. (a)		223,300	1,715
JetBlue Airways Corporation (a) (b)		22,400	469
SkyWest, Inc.		241,400	3,633
Amusement & Recreation Services	(1.2%)
Alliance Gaming Corporation (a)		89,800	1,352
International Speedway Corporation - Class A		10,900	544
Station Casinos, Inc.		73,200	3,590
Westwood One, Inc. (a)		24,700	488
Apparel & Accessory Stores	(2.1%)
AnnTaylor, Inc. (a)		30,875	722
Christopher & Banks Corporation		126,400	2,024
Hot Topic, Inc. (a) (b)		138,800	2,365
Pacific Sunwear of California, Inc. (a) (b)		118,093	2,486
Ross Stores, Inc.		68,300	1,601
Talbots, Inc. (The)		45,400	1,125
Apparel Products	(0.2%)
Gymboree Corporation (The) (a)		68,200	982
Auto Repair, Services & Parking	(0.3%)
Dollar Thrifty Automotive Group, Inc. (a)		56,900	1,384
Automotive	(1.3%)
Gentex Corporation (b)		76,000	2,670
Oshkosh Truck Corporation		51,600	2,944
Thor Industries, Inc.		34,700	919
Automotive Dealers & Service Stations	(1.0%)
Group 1 Automotive, Inc. (a)		48,700	1,329
O’Reilly Automotive, Inc. (a)		72,400	2,772
Sonic Automotive, Inc.		11,700	235
West Marine, Inc. (a) (b)		34,500	738
Beverages	(0.1%)
Boston Beer Company, Inc. (The) - Class A (a)		26,100	658
Business Services	(3.1%)

Catalina Marketing Corporation (b)		20,200	466
ChoicePoint Inc. (a)		77,600	3,310
Digital Insight Corporation (a)		151,600	2,066
Fair Issac Corporation (b)		99,734	2,912
Getty Images, Inc. (a) (b)		38,200	2,112
Rent-A-Center, Inc. (a)		75,950	1,964
Valassis Communications, Inc. (a)		22,900	677
Websense, Inc. (a)		32,900	1,371
Wireless Facilities, Inc. (a)		63,400	442
Chemicals & Allied Products	(0.2%)
ATMI, Inc. (a)		52,100	1,067
Commercial Banks	(1.8%)
Boston Private Financial Holdings, Inc.		84,200	2,102
East West Bancorp, Inc.		47,100	1,582
Silicon Valley Bancshares (a)		35,900	1,334
Southwest Bancorporation of Texas, Inc.		56,000	1,128
UCBH Holdings, Inc. (b)		75,300	2,942
Communication	(0.5%)
Global Payments Inc. (b)		40,360	2,161
Insight Communications Company, Inc. (a) (b)		43,800	385
Communications Equipment	(2.2%)
ADTRAN, Inc.		97,100	2,202
Anaren Microwave, Inc. (a)		63,200	851
Centillium Communications, Inc. (a)		151,300	360
Inter-Tel, Incorporated		123,300	2,666
Plantronics, Inc.		99,300	4,293
Powerwave Technologies, Inc. (a) (b)		63,900	394
Computer & Data Processing Services	(9.3%)
Activision, Inc. (a)		141,000	1,956
Actuate Corporation (a)		178,200	629
Agile Software Corporation (a)		242,900	1,926
Borland Software Corporation (a)		135,100	1,128
CACI International Inc. - Class A (a) (b)		47,800	2,523
Cognizant Technology Solutions Corporation (a)		69,200	2,111
Computer Programs and Systems, Inc.		208,700	4,187
Concord Communications, Inc. (a)		55,500	495
EarthLink, Inc. (a)		98,700	1,017
EPIQ Systems, Inc. (a) (b)		31,300	488
F5 Networks, Inc. (a)		107,600	3,277
FactSet Research Systems Inc. (b)		27,900	1,345
Henry (Jack) & Associates, Inc.		58,500	1,098
Hyperion Solutions Corporation (a)		82,300	2,797
Informatica Corporation (a)		201,400	1,178
Inforte Corp. (a)		341,300	2,355
Macromedia, Inc. (a)		52,400	1,052
MatrixOne, Inc. (a)		208,200	1,053
Mercury Interactive Corporation (a) (b)		6,500	227
MTC Technologies, Inc. (a)		107,800	2,979
National Instruments Corporation		10,800	327
Netegrity, Inc. (a)		86,700	651

Open Text Corporation (a) (b)		91,000	1,571
Packeteer, Inc. (a)		116,700	1,262
Radiant Systems, Inc. (a)		68,650	276
Red Hat, Inc. (a) (b)		65,900	807
SERENA Software, Inc. (a) (b)		124,300	2,080
SkillSoft PLC - ADR (a)		65,400	438
SRA International, Inc. - Class A (a)		66,600	3,434
SupportSoft, Inc. (a)		136,800	1,332
Computer & Office Equipment	(1.7%)
Avocent Corporation (a)		14,050	366
Black Box Corporation		21,000	776
Maxtor Corporation (a)		325,500	1,693
Polycom, Inc. (a)		98,812	1,958
RSA Security, Inc. (a)		46,700	901
SanDisk Corporation (a)		97,400	2,836
Construction	(1.1%)
Insituform Technologies, Inc. - Class A (a) (b)		48,600	907
M.D.C. Holdings, Inc. (b)		32,989	2,411
Toll Brothers, Inc. (a) (b)		48,600	2,252
Drug Stores & Proprietary Stores	(0.6%)
drugstore.com, inc. (a)		199,600	683
Omnicare, Inc.		86,600	2,456
Educational Services	(2.2%)
Apollo Group, Inc. - Class A (a) (b)		19,888	1,459
Career Education Corporation (a) (b)		35,800	1,018
Corinthian Colleges, Inc. (a) (b)		61,900	834
DeVRY Inc. (a)		91,500	1,895
Education Management Corporation (a)		117,600	3,133
ITT Educational Services, Inc. (a) (b)		69,400	2,502
Electrical Goods	(0.5%)
Hughes Supply, Inc.		75,800	2,279
Electronic & Other Electric Equipment	(0.6%)
Digital Theater Systems, Inc. (a)		94,900	1,732
Harman International Industries, Incorporated		10,700	1,153
Electronic Components & Accessories	(6.6%)
Advanced Energy Industries, Inc. (a)		233,700	2,171
Aeroflex Incorporated (a)		287,700	3,041
AMIS Holdings, Inc. (a)		72,000	973
Exar Corporation (a)		62,100	879
Integrated Circuit Systems, Inc. (a) (b)		64,200	1,380
Integrated Silicon Solution, Inc. (a)		160,600	1,168
Intersil Corporation - Class A		108,060	1,721
KEMET Corporation (a)		65,600	531
Lattice Semiconductor Corporation (a) (b)		102,800	505
Mercury Computer Systems, Inc. (a) (b)		105,900	2,851
Micrel, Incorporated (a)		13,200	137

Microchip Technology Incorporated		9,637	259
OmniVision Technologies, Inc. (a) (b)		186,800	2,643
Pericom Semiconductor Corporation (a)		93,400	902
Plexus Corp. (a)		124,200	1,371
REMEC, Inc. (a)		63,700	300
Semtech Corporation (a)		90,400	1,733
Sigmatel Incorporated (a) (b)		48,200	1,022
Silicon Storage Technology, Inc. (a)		136,200	868
Skyworks Solutions, Inc. (a) (b)		75,000	713
Tessera Technologies, Inc. (a)		72,000	1,591
TriQuint Semiconductor, Inc. (a) (b)		99,161	387
TTM Technologies, Inc. (a)		307,200	2,731
Zoran Corporation (a) (b)		156,182	2,455
Environmental Services	(0.8%)
Stericycle, Inc. (a) (b)		40,700	1,868
Waste Connections, Inc. (a)		73,050	2,314
Fabricated Metal Products	(0.3%)
Simpson Manufacturing Co., Inc.		22,000	1,390
Food & Kindred Products	(0.1%)
Peet’s Coffee & Tea, Inc. (a) (b)		29,700	695
Food Stores	(0.3%)
Whole Foods Market, Inc. (b)		17,500	1,501
Furniture & Fixtures	(0.1%)
La-Z-Boy Incorporated (b)		39,700	603
Furniture & Home Furnishings Stores	(1.2%)
Cost Plus, Inc. (a) (b)		98,550	3,487
Pier 1 Imports, Inc.		45,800	828
Williams-Sonoma, Inc. (a) (b)		48,700	1,829
Health Services	(3.9%)
Accredo Health, Incorporated (a)		102,750	2,422
AmSurg Corp. (a)		65,500	1,387
Community Health Systems, Inc. (a)		40,500	1,081
DaVita Inc. (a)		84,400	2,629
Gentiva Health Services, Inc. (a)		104,100	1,704
LifePoint Hospitals, Inc. (a) (b)		90,800	2,725
Manor Care, Inc.		44,300	1,327
Matria Healthcare, Inc. (a) (b)		18,700	529
Renal Care Group, Inc. (a)		41,400	1,334
Symbion, Inc. (a) (b)		63,600	1,024
Triad Hospitals, Inc. (a)		27,900	961
United Surgical Partners International, Inc. (a)		68,100	2,339
Holding & Other Investment Offices	(0.2%)
Redwood Trust, Inc. (b)		19,800	1,236

Industrial Machinery & Equipment	(3.9%)
Axcelis Technologies, Inc. (a)		170,800	1,414
Cymer, Inc. (a) (b)		65,600	1,880
Engineered Support Systems, Inc.		76,900	3,510
FMC Technologies, Inc. (a)		29,900	999
National-Oilwell, Inc. (a) (b)		45,400	1,492
Oil States International, Inc. (a)		79,500	1,487
Varco International Inc. (a)		62,800	1,684
Varian Semiconductor Equipment Associates, Inc. (a) (b)		65,900	2,036
Zebra Technologies Corporation - Class A (a)		78,525	4,791
Instruments & Related Products	(4.9%)
August Technology Corporation (a)		51,800	356
Avid Technology, Inc. (a)		97,900	4,589
Cognex Corporation		57,200	1,499
Coherent, Inc. (a)		32,600	846
Cohu, Inc.		54,200	801
CyberOptics Corporation (a)		168,300	2,599
Cytyc Corporation (a) (b)		76,300	1,843
Dionex Corporation (a)		16,850	922
FLIR Systems, Inc. (a)		54,600	3,194
Fossil, Inc. (a)		91,912	2,844
Herley Industries, Inc. (a)		47,500	888
Lexar Media, Inc. (a) (b)		139,600	1,171
Newport Corporation (a)		17,200	197
Pinnacle Systems, Inc. (a)		68,000	284
Rudolph Technologies, Inc. (a) (b)		24,700	413
SBS Technologies, Inc. (a)		56,800	693
STAAR Surgical Company (a) (b)		61,300	202
Varian, Inc. (a)		27,900	1,057
Insurance	(3.4%)
Coventry Health Care, Inc. (a)		77,400	4,131
First Health Group Corp. (a) (b)		92,100	1,482
Max Re Capital Ltd.		72,800	1,456
PMI Group, Inc. (The)		13,200	536
RenaissanceRe Holdings Ltd.		44,700	2,306
StanCorp Financial Group, Inc.		27,600	1,965
Triad Guaranty Inc. (a)		58,700	3,257
WellChoice, Inc. (a)		46,600	1,740
Insurance Agents, Brokers & Service	(0.3%)
Brown & Brown, Inc. (b)		31,100	1,421
Leather & Leather Products	(0.2%)
Timberland Company (The) - Class A (a) (b)		17,000	966
Management Services	(2.8%)
Advisory Board Company (The) (a)		140,000	4,704
Corporate Executive Board Company (The) (b)		92,000	5,634
Exult, Inc. (a)		97,800	514
Resources Connection, Inc. (a)		77,500	2,928
Manufacturing Industries	(0.4%)

Marvel Enterprises, Inc. (a) (b)		136,400	1,986
Medical Instruments & Supplies	(4.0%)
Advanced Neuromodulation Systems, Inc. (a)		48,600	1,475
Conceptus, Inc. (a) (b)		41,000	380
Cyberonics, Inc. (a) (b)		11,800	241
DENTSPLY International Inc.		48,400	2,514
ICU Medical, Inc. (a) (b)		70,400	1,833
INAMED Corporation (a)		66,750	3,182
Mentor Corporation		21,800	734
Merit Medical Systems, Inc. (a)		51,500	778
Respironics, Inc. (a)		58,800	3,142
STERIS Corporation (a)		147,900	3,245
Thoratec Corporation (a) (b)		178,800	1,720
Wright Medical Group, Inc. (a)		31,500	791
Mortgage Bankers & Brokers	(0.3%)
Doral Financial Corporation		31,225	1,295
Motion Pictures	(0.6%)
CNET Networks, Inc. (a) (b)		82,100	751
Macrovision Corporation (a)		95,900	2,309
Oil & Gas Extraction	(4.1%)
Atwood Oceanics, Inc. (a)		15,100	718
Cabot Oil & Gas Corporation - Class A		43,200	1,940
Cal Dive International, Inc. (a) (b)		85,900	3,060
Comstock Resources Inc. (a)		91,300	1,910
Global Industries, Ltd. (a)		76,800	475
Grey Wolf, Inc. (a) (b)		433,500	2,120
Helmerich & Payne, Inc.		19,800	568
Patterson-UTI Energy, Inc. (b)		165,700	3,160
Spinnaker Exploration Company (a)		56,700	1,987
Stone Energy Corporation (a)		37,600	1,645
Unit Corporation (a)		81,400	2,856
Personal Credit Institutions	(0.2%)
First Marblehead Corporation (a) (b)		26,700	1,239
Pharmaceuticals	(8.2%)
Abgenix, Inc. (a)		78,900	778
Alkermes, Inc. (a) (b)		38,100	440
Andrx Corporation - Andrx Group (a)		80,800	1,807
Bradley Pharmaceuticals, Inc. (a) (b)		113,400	2,308
Celgene Corporation (a)		19,500	1,135
Cephalon, Inc. (a) (b)		27,914	1,337
Charles River Laboratories, Inc. (a) (b)		55,700	2,551
D & K Health Resources, Inc.		68,700	677
Digene Corporation (a) (b)		117,900	3,061
Eon Labs, Inc. (a) (b)		82,600	1,792
Human Genome Sciences, Inc. (a)		68,700	750
ICOS Corporation (a) (b)		33,400	806
IDEXX Laboratories, Inc. (a)		16,500	837

Integra LifeSciences Holdings Corporation (a)		10,700	344
Invitrogen Corporation (a) (b)		36,500	2,007
K-V Pharmaceutical Company - Class A (a) (b)		101,300	1,813
Martek Biosciences Corp. (a) (b)		61,900	3,011
Medicis Pharmaceutical Corporation - Class A (b)		92,200	3,599
Neurocrine Biosciences, Inc. (a)		47,300	2,231
Noven Pharmaceuticals, Inc. (a)		100,600	2,097
Par Pharmaceutical Companies, Inc. (a)		16,700	600
Priority Healthcare Corporation - Class B (a) (b)		29,700	598
Protein Design Labs, Inc. (a) (b)		123,100	2,410
Taro Pharmaceutical Industries Ltd. (a)		44,200	1,033
Techne Corporation (a)		48,100	1,836
Vertex Pharmaceuticals Incorporated (a) (b)		33,650	353
Primary Metal Industries	(1.0%)
Lone Star Technologies, Inc. (a)		30,000	1,134
Maverick Tube Corporation (a)		79,600	2,452
Steel Dynamics, Inc. (b)		41,400	1,599
Printing & Publishing	(0.5%)
Scholastic Corporation (a) (b)		81,700	2,524
Radio & Television Broadcasting	(1.9%)
Cox Radio, Inc. - Class A (a)		69,500	1,037
Emmis Communications Corporation - Class A (a)		158,100	2,855
Entercom Communications Corp. (a)		36,900	1,205
Radio One, Inc. - Class D (a) (b)		204,800	2,914
Regent Communications, Inc. (a)		116,700	661
Spanish Broadcasting System, Inc. (a)		103,600	1,019
Radio, Television & Computer Stores	(0.3%)
GameStop Corp. (a)		74,100	1,372
Research & Testing Services	(1.2%)
Forrester Research, Inc. (a)		124,800	1,902
Pharmaceutical Product Development, Inc. (a)		63,400	2,282
Symyx Technologies, Inc. (a)		83,400	1,964
Restaurants	(2.6%)
CEC Entertainment Inc. (a)		77,300	2,841
Cheesecake Factory Incorporated (The) (a) (b)		34,900	1,515
P.F. Chang’s China Bistro, Inc. (a) (b)		60,600	2,938
RARE Hospitality International, Inc. (a)		89,575	2,387
Ruby Tuesday, Inc.		59,100	1,647
Sonic Corp. (a)		67,362	1,726
Retail Trade	(2.2%)
A.C. Moore Arts & Crafts, Inc. (a)		125,800	3,111
Hibbet Sporting Goods, Inc. (a)		21,500	441
Insight Enterprises, Inc. (a)		124,400	2,095
Michaels Stores, Inc.		39,400	2,333
PETsMART, Inc. (b)		83,000	2,356
Schein (Henry), Inc. (a)		10,200	636

Rubber & Misc. Plastic Products	(0.2%)
Entegris, Inc. (a)		128,700	1,073
Savings Institutions	(0.5%)
IndyMac Bancorp, Inc.		74,400	2,693
Security & Commodity Brokers	(2.5%)
Affiliated Managers Group, Inc. (a) (b)		56,300	3,014
Eaton Vance Corp.		35,500	1,434
Greenhill & Co., Inc.		9,000	212
Investors Financial Services Corp.		77,100	3,480
Legg Mason, Inc.		18,600	991
Raymond James Financial, Inc.		67,400	1,626
Waddell & Reed Financial, Inc. - Class A		70,450	1,550
Social Services	(0.7%)
Bright Horizons Family Solutions, Inc. (a)		61,800	3,355
Telecommunications	(1.0%)
Nextel Partners, Inc. - Class A (a) (b)		251,500	4,170
NII Holdings, Inc. (a) (b)		19,500	804
Transportation & Public Utilities	(1.1%)
Forward Air Corporation (a)		34,500	1,381
UTI Worldwide, Inc.		72,700	4,274
Trucking & Warehousing	(0.9%)
Iron Mountain Incorporated (a) (b)		85,850	2,906
Old Dominion Freight Line, Inc. (a)		62,150	1,791
Variety Stores	(0.8%)
Dollar Tree Stores, Inc. (a)		29,650	799
Family Dollar Stores, Inc.		13,900	377
Fred’s, Inc. (b)		152,250	2,734
Wholesale Trade Durable Goods	(1.4%)
Patterson Companies, Inc. (a) (b)		33,500	2,565
Reliance Steel & Aluminum Co. Common Stock		21,000	834
ScanSource, Inc. (a)		10,000	638
SCP Pool Corporation (b)		102,187	2,732
Wholesale Trade Nondurable Goods	(1.8%)
Performance Food Group Company (a)		34,900	827
SunOpta Inc. (a) (b)		516,100	4,015
Tractor Supply Company (a)		41,200	1,295
United Natural Foods, Inc.(a)		98,200	2,612

Total Common Stocks (cost: $448,754)			491,608

		Principal	Value
SECURITY LENDING COLLATERAL	(24.8%)
Debt	(22.5%)
Bank Notes	(0.8%)
Bank of America Corporation
1.88%, due 10/19/2004		$389	$389
1.88%, due 12/23/2004		701	701
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		779	779
Deutsche Bank AG
1.70%, due 10/12/2004		2,336	2,336
Commercial Paper	(6.7%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		1,168	1,168
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		1,555	1,555
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		3,888	3,888
1.75%, due 10/18/2004		773	773
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		3,884	3,884
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		1,164	1,164
General Electric Capital Corporation
1.76%, due 10/21/2004		2,724	2,724
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		1,947	1,947
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		803	803
Morgan Stanley
1.96%, due 12/10/2004		5,062	5,062
1.96%, due 03/16/2005		4,906	4,906
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		1,945	1,945
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		1,168	1,168
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		1,168	1,168
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		1,037	1,037
Euro Dollar Overnight	(1.4%)
Dexia Bank SA
1.51%, due 10/01/2004		779	779
Fortis Bank
1.52%, due 10/01/2004		1,947	1,947
1.62%, due 10/05/2004		779	779
Wells Fargo & Company
1.60%, due 10/04/2004		3,489	3,489
Euro Dollar Terms	(4.8%)

Bank of Montreal
1.76%, due 10/25/2004			405	405
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			1,581	1,581
1.77%, due 10/25/2004			3,894	3,894
1.76%, due 11/12/2004			1,947	1,947
1.80%, due 11/23/2004			3,874	3,874
Bank of the West Inc.
1.79%, due 11/10/2004			779	779
Den Danske Bank
1.64%, due 10/08/2004			779	779
Fortis Bank
1.69%, due 10/14/2004			389	389
1.73%, due 10/15/2004			779	779
Harris Trust & Savings Bank
1.76%, due 10/29/2004			779	779
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			2,726	2,726
1.60%, due 10/15/2004			1,168	1,168
1.65%, due 10/29/2004			584	584
1.67%, due 11/02/2004			78	78
1.88%, due 12/23/2004			2,048	2,048
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			1,947	1,947
Master Notes	(0.8%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			1,557	1,557
2.01%, due 06/05/2005			2,336	2,336
Repurchase Agreements	(8.0	%) (c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $9,110 on 10/01/2004			9,110	9,110
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $3,972 on 10/01/2004			3,972	3,972
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $4,143 on 10/01/2004			4,143	4,143
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $14,663 on 10/01/2004			14,663	14,663
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $7,787 on 10/01/2004			7,787	7,787

			Shares	Value
Investment Companies	(2.3%)
Money Market Funds	(2.3%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			2,986,444	$2,986
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			2,302,189	2,302
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			6,159,693	6,160

Total Security Lending Collateral (cost: $123,164 )		123,164

Total Investment Securities (cost: $571,918 )		$614,772

SUMMARY:
Investments, at value	123.6%	$614,772
Liabilities in excess of other assets	(23.6)%	(117,342)

Net assets	100.0%	$497,430

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 118,309.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 40,470, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $19,332 or 3.89% of the net assets of the Fund.

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(94.4%)
Australia	(2.0%)
Alumina Limited		476,540	$1,940
AMP Limited		659,180	2,975
BHP Billiton Limited		317,560	3,304
BHP Billiton Limited - ADR		7,140	148
Mayne Group Limited		323,770	927
National Australia Bank Limited (b)		156,020	3,050
Brazil	(0.7%)
Companhia Vale do Rio Doce - ADR (b)		130,890	2,941
Companhia Vale do Rio Doce - ADR		7,800	150
Embraer-Empresa Brasileira de Aeronautica SA - ADR		49,920	1,318
Canada	(1.2%)
Alcan Inc.		82,330	3,907
BCE Inc.		143,820	3,114
Cayman Islands	(0.9%)
ACE Limited		66,570	2,667
XL Capital Ltd. - Class A (b)		38,980	2,884
Denmark	(1.3%)
ISS A/S		62,540	3,316
Vestas Wind Systems A/S (a) (b)		300,793	4,357
Finland	(1.0%)
Stora Enso Oyj - R Shares		170,410	2,303
UPM-Kymmene Oyj		188,010	3,581
France	(3.0%)
Accor SA		58,640	2,286
AXA		143,550	2,905
Compagnie Generale des Etablissements Michelin - Class B		60,930	3,098
Sanofi-Synthelabo (b)		30,025	2,178
Suez SA - ADR		138,490	2,991
Total Fina Elf SA (b)		14,840	3,024
Valeo SA		47,140	1,727
Germany	(3.0%)
BASF AG - ADR		58,640	3,457
Bayer AG - ADR		107,380	2,945
Deutsche Post AG - Registered Shares		195,740	3,801

E.ON AG - ADR		66,570	4,906
SAP AG - ADR		41,060	1,599
Volkswagen AG - ADR (b)		223,190	1,715
Hong Kong	(0.7%)
Cheung Kong (Holdings) Limited		315,000	2,697
Hutchison Whampoa Limited		228,000	1,784
Hutchison Whampoa Limited (d)		3	(d	)
Israel	(0.3%)
Check Point Software Technologies, Ltd. (a)		125,025	2,122
Italy	(1.1%)
Eni SpA. - ADR		39,540	4,440
Riunione Adriatica di Sicurta SpA		112,170	2,151
Japan	(4.4%)
Canon Inc.		33,500	1,575
Canon Inc. - ADR		2,410	114
Denso Corporation		103,200	2,440
East Japan Railway Company		485	2,510
Hitachi, Ltd.		433,000	2,618
Nintendo Co., Ltd.		34,900	4,271
Nippon Telegraph and Telephone Corporation		727	2,897
Nomura Securities Co., Ltd. (The)		124,000	1,593
Sompo Japan Insurance, Inc.		305,000	2,586
Sony Corporation - ADR		88,770	3,053
Takeda Pharmaceutical Company Limited		63,300	2,873
Mexico	(0.5%)
Telefonos de Mexico SA de CV - ADR		91,340	2,948
Netherlands	(2.2%)
Akzo Nobel NV - ADR		82,330	2,923
Elsevier NV (b)		297,710	3,836
IHC Caland N.V.		4,460	231
ING Groep NV		115,110	2,906
ING Groep NV - ADR (b)		13,180	333
Koninklijke Philips Electronics NV		130,560	2,991
Norway	(0.5%)
Telenor ASA		418,250	3,186
Portugal	(0.6%)
Portugal Telecom, SGPS, SA - Registered Shares		343,390	3,784
Singapore	(0.6%)
DBS Group Holdings Ltd - ADR		6,320	240
DBS Group Holdings Ltd.		368,000	3,499
South Korea	(2.2%)
Kookmin Bank - ADR (a) (b)		6,290	200
Korea Electric Power Corporation - ADR (b)		167,790	1,770
KT Corp. - ADR (b)		148,795	2,689

Samsung Electronics Co., Ltd. - GDR - 144A (LUX)		20,680	4,095
Samsung Electronics Co., Ltd. - GDR - 144A (USD)		10,150	2,010
SK Telecom Co., Ltd. - ADR (b)		136,485	2,655
Spain	(1.7%)
Iberdrola SA		164,420	3,411
Repsol-YPF, SA		183,790	4,037
Telefonica SA		187,130	2,802
Sweden	(2.9%)
Atlas Copco AB - A Shares		93,360	3,593
Electrolux AB - Series B		104,000	1,901
Nordea AB - FDR		498,700	4,071
Securitas AB - Class B		232,330	3,098
Svenska Cellulosa AB - B Shares		73,640	2,865
Volvo AB - B Shares		65,380	2,310
Switzerland	(2.6%)
Lonza Group Ltd. - Registered Shares		56,400	2,550
Nestle SA - ADR		57,440	3,289
Novartis AG - ADR		85,470	3,989
Swiss Reinsurance Company - Registered Shares		50,820	2,925
UBS AG - Registered Shares (CHF)		35,420	2,494
UBS AG - Registered Shares (USD)		3,820	269
Taiwan	(0.5%)
Chughwa Telecom Co., Ltd. - ADR (b)		160,170	2,821
United Kingdom	(9.8%)
Abbey National PLC		310,340	3,145
Alliance UniChem PLC		297,150	3,585
BAE Systems PLC		751,140	3,055
BP PLC - ADR		79,160	4,554
Brambles Industries PLC		490,540	2,279
British Airways PLC (a)		359,840	1,351
British Sky Broadcasting Group PLC		291,940	2,532
Cadbury Schweppes PLC		397,100	3,055
Compass Group PLC		470,000	1,876
GlaxoSmithKline PLC		160,320	3,456
HSBC Holdings PLC		176,742	2,805
HSBC Holdings PLC - ADR		2,950	235
National Grid Group PLC (The)		379,650	3,204
Pearson PLC		238,900	2,555
Rentokil Initial PLC		816,180	2,223
Rolls-Royce Group PLC		583,790	2,676
Shell Transport & Trading Company PLC		615,970	4,521
Smiths Group PLC		268,400	3,604
Standard Chartered PLC		178,430	3,063
Unilever PLC		345,920	2,816
Vodafone Group PLC		1,277,250	3,057
United States	(50.7%)
3M Company		150,100	12,003
Advanced Neuromodulation Systems, Inc. (a) (b)		15,600	473
American Express Company (b)		203,700	10,482
American International Group, Inc. (b)		212,900	14,475
Amgen Inc. (a) (b)		129,750	7,354
Anheuser-Busch Companies, Inc.		162,900	8,137

Avon Products, Inc.		190,000	8,299
Berkshire Hathaway Inc. - Class B (a)		2,300	6,603
Cephalon, Inc. (a) (b)		60,000	2,874
Cintas Corporation		96,500	4,057
Citigroup Inc.		275,000	12,133
Dell Inc. (a)		202,000	7,191
eBay Inc. (a)		70,000	6,436
EMC Corporation (a)		640,000	7,386
First Data Corporation		156,800	6,821
General Electric Company		543,500	18,251
Genzyme Corporation - General Division (b)		93,200	5,071
Goldman Sachs Group, Inc. (The)		65,300	6,089
IMS Health Incorporated		382,300	9,145
International Game Technology		340,000	12,223
Maxim Integrated Products		155,000	6,555
Medtronic, Inc.		264,070	13,705
Merrill Lynch & Co., Inc.		185,200	9,208
Microsoft Corporation		431,410	11,928
Moody’s Corporation		101,800	7,457
Omnicom Group, Inc. (b)		160,500	11,726
PepsiCo, Inc.		210,000	10,217
Pfizer Inc.		269,800	8,256
Procter & Gamble Company (The)		211,200	11,430
QUALCOMM Incorporated		230,000	8,979
Symantec Corporation (a)		150,000	8,232
United Technologies Corporation		144,000	13,446
Wrigley (Wm.) Jr. Company (b)		70,000	4,432
Xilinx, Inc. (b)		210,000	5,670
Yahoo! Inc. (a)		150,680	5,110
Zimmer Holdings, Inc. (a)		75,000	5,928

Total Common Stocks (cost: $567,957)			573,388

		Principal	Value
SECURITY LENDING COLLATERAL	(8.6%)
Debt	(7.8%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$165	$165
1.88%, due 12/23/2004		297	297
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		330	330
Deutsche Bank AG
1.70%, due 10/12/2004		990	990
Commercial Paper	(2.3%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		495	495
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		659	659
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		1,648	1,648
1.75%, due 10/18/2004		328	328
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		1,646	1,646
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		493	493

General Electric Capital Corporation
1.76%, due 10/21/2004			1,155	1,155
Grampian Funding LLC - 144A
1.78%, due 10/19/2004			825	825
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004			340	340
Morgan Stanley
1.96%, due 12/10/2004			2,145	2,145
1.96%, due 03/16/2005			2,080	2,080
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004			824	824
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004			495	495
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			495	495
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			439	439
Euro Dollar Overnight	(0.5%)
Dexia Bank SA
1.51%, due 10/01/2004			330	330
Fortis Bank
1.52%, due 10/01/2004			825	825
1.62%, due 10/05/2004			330	330
Wells Fargo & Company
1.60%, due 10/04/2004			1,478	1,478
Euro Dollar Terms	(1.7%)
Bank of Montreal
1.76%, due 10/25/2004			171	171
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			670	670
1.77%, due 10/25/2004			1,650	1,650
1.76%, due 11/12/2004			825	825
1.80%, due 11/23/2004			1,642	1,642
Bank of the West Inc.
1.79%, due 11/10/2004			330	330
Den Danske Bank
1.64%, due 10/08/2004			330	330
Fortis Bank
1.69%, due 10/14/2004			165	165
1.73%, due 10/15/2004			330	330
Harris Trust & Savings Bank
1.76%, due 10/29/2004			330	330
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			1,155	1,155
1.60%, due 10/15/2004			495	495
1.65%, due 10/29/2004			248	248
1.67%, due 11/02/2004			33	33
1.88%, due 12/23/2004			868	868
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			825	825
Master Notes	(0.3%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			660	660
2.01%, due 06/05/2005			990	990
Repurchase Agreements	(2.7%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $3,861 on 10/01/2004			3,861	3,861

Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,683 on 10/01/2004		1,683	1,683
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,756 on 10/01/2004		1,756	1,756
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $6,214 on 10/01/2004		6,214	6,214
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $3,300 on 10/01/2004		3,300	3,300

		Shares	Value
Investment Companies	(0.8%)
Money Market Funds	(0.8%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%		1,265,605	$1,266
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		975,629	976
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		2,610,374	2,610

Total Security Lending Collateral (cost: $52,195)			52,195

Total Investment Securities (cost: $620,152)			$625,583

SUMMARY:
Investments, at value		103.0%	$625,583
Liabilities in excess of other assets		(3.0)%	(18,359)

Net assets		100.0%	$607,224

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(107)	10/01/2004	(76)	(1)
Australian Dollar	(55)	10/05/2004	(39)	(1)
Euro Dollar	(1)	10/01/2004	(1)	—
British Pound	196	10/01/2004	355	—
British Pound	(16)	10/01/2004	(29)	—
British Pound	69	10/04/2004	124	—
British Pound	2,800	10/15/2004	4,900	164
British Pound	(2,800)	10/15/2004	(4,931)	(132)
British Pound	3,800	11/19/2004	6,632	220
British Pound	(3,800)	11/19/2004	(6,808)	(44)
Swiss Franc	2,775	10/15/2004	2,127	97
Swiss Franc	(2,775)	10/15/2004	(2,138)	(86)

Total Forward Foreign Currency Contracts			$116	$217

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	6.5%	39,636
Business Services	6.4%	38,854
Computer & Data Processing Services	6.3%	38,136
Insurance	6.2%	37,497
Electronic & Other Electric Equipment	6.0%	36,572
Commercial Banks	5.8%	35,204
Chemicals & Allied Products	5.2%	31,604
Telecommunications	4.9%	29,953
Security & Commodity Brokers	4.5%	27,372
Beverages	3.5%	21,409
Paper & Allied Products	3.4%	20,752
Aerospace	3.4%	20,496
Medical Instruments & Supplies	3.3%	20,106
Computer & Office Equipment	3.1%	18,884
Electronic Components & Accessories	2.6%	15,829
Electric Services	2.2%	13,291
Manufacturing Industries	2.0%	12,223
Oil & Gas Extraction	1.9%	11,501
Food & Kindred Products	1.7%	10,537
Petroleum Refining	1.5%	9,075
Communications Equipment	1.5%	8,979
Automotive	1.3%	8,192
Industrial Machinery & Equipment	1.3%	7,950
Metal Mining	1.1%	6,543
Printing & Publishing	1.1%	6,391
Life Insurance	1.0%	6,144
Primary Metal Industries	1.0%	5,847
Transportation & Public Utilities	0.8%	4,789
Trucking & Warehousing	0.8%	4,728
Apparel Products	0.7%	4,057
Rubber & Misc. Plastic Products	0.5%	3,098
Electric, Gas & Sanitary Services	0.5%	2,991
Real Estate	0.4%	2,697
Radio & Television Broadcasting	0.4%	2,532
Hotels & Other Lodging Places	0.4%	2,286
Personal Services	0.4%	2,223
Restaurants	0.3%	1,876
Holding & Other Investment Offices	0.3%	1,784
Air Transportation	0.2%	1,351

Investments, at market value	94.4%	573,389
Short-term investments	8.6%	52,195
Other liabilities in excess of assets	(3.0)%	(18,360)

Net assets	100.0%	607,224

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $50,373.

(c)	Cash collateral for the Repurchase Agreements, valued at $17,151, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	Value is less than $1.

DEFINITIONS:

ADR	American Depositary Receipt

FDR	Finnnish Depositary Receipt

GDR	Global Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $14,297 or 2.35% of the net assets of the Fund.

Third Avenue Value

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(4.7%)
U.S. Treasury Note
2.13%, due 10/31/2004		$25,000	$25,010

Total U.S. Government Obligations (cost: $ 25,005)			25,010

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(3.8%)
Forestry	(1.4%)
TimberWest Forest Corp. - units		650,000	$7,189
Mining	(2.4%)
Fording Canadian Coal Trust - Units		235,000	13,153

Total Convertible Preferred Stocks (cost: $ 10,195)			20,342

PREFERRED STOCKS	(0.5%)
Holding & Other Investment Offices	(0.5%)
CRT Properties, Inc		92,300	2,432

Total Preferred Stocks (cost: $ 2,308)			2,432

COMMON STOCKS	(85.9%)
Automotive	(4.2%)
Superior Industries International, Inc.		216,912	6,497
Toyota Industries Corporation		690,000	15,690
Business Credit Institutions	(1.0%)
CIT Group, Inc.		138,100	5,164
Business Services	(1.2%)
Cross Country Healthcare, Inc. (a)		397,900	6,167
Chemicals & Allied Products	(2.0%)

Agrium, Inc.		600,000	10,656
Communications Equipment	(4.2%)
Comverse Technology, Inc. (a)		463,200	8,722
Sycamore Networks, Inc. (a)		1,109,987	4,196
Tellabs, Inc. (a)		918,300	8,439
Ulticom, Inc. (a)		70,841	1,046
Computer & Data Processing Services	(1.6%)
Ascential Software Corporation (a)		239,617	3,228
Geac Computer Corporation Limited (a)		814,300	5,326
Construction	(0.9%)
Quanta Services, Inc. (a)		793,000	4,798
Electric Services	(2.8%)
EnCana Corporation		323,000	14,955
Electronic & Other Electric Equipment	(2.7%)
American Power Conversion Corporation		454,300	7,900
Electro Scientific Industries, Inc. (a)		370,600	6,430
Electronic Components & Accessories	(3.9%)
AVX Corporation		793,800	9,407
Bel Fuse Inc. - Class A		121,800	3,416
Bel Fuse Inc. - Class B		69,300	2,292
Hutchinson Technology Incorporated (a)		115,564	3,089
TriQuint Semiconductor, Inc. (a)		673,500	2,627
Finance	(0.3%)
JZ Equity Partners PLC		612,100	1,605
Health Services	(0.4%)
AMN Healthcare Services, Inc. (a)		178,675	2,135
Holding & Other Investment Offices	(5.4%)
Capital Southwest Corporation		30,941	2,352
CRT Properties, Inc		199,000	4,269
Hutchison Whampoa Limited		1,945,826	15,222
Investor AB - Class A		640,400	6,779
Industrial Machinery & Equipment	(2.9%)
Alamo Group Inc.		386,900	7,239
Applied Materials, Inc. (a)		294,000	4,848
Lindsay Manufacturing Co.		113,900	3,056
Instruments & Related Products	(1.0%)
Coherent, Inc. (a)		100,000	2,594
Credence Systems Corporation (a)		369,400	2,660
Insurance	(11.2%)
Aioi Insurance Company, Limited		761,400	3,041

Arch Capital Group Inc. (a)		285,900	11,133
BRiT Insurance Holdings PLC		2,000,000	2,624
First American Corporation (The)		48,800	1,505
Leucadia National Corporation		59,400	3,365
MBIA, Inc.		109,400	6,368
Millea Holdings, Inc. - ADR		251,092	16,138
Mitsui Sumitomo Insurance Co., Ltd.		757,000	6,246
Phoenix Companies, Inc. (The)		342,500	3,569
Radian Group, Inc.		103,464	4,783
Insurance Agents, Brokers & Service	(0.5%)
E-L Financial Corporation Limited		8,582	2,441
Manufacturing Industries	(2.7%)
JAKKS Pacific, Inc. (a)		494,253	11,368
Russ Berrie and Company, Inc.		133,100	2,682
Metal Mining	(3.4%)
Brascan Corporation - Class A		598,050	18,061
Oil & Gas Extraction	(9.9%)
Canadian Natural Resources Limited		354,800	14,132
Nabors Industries Ltd. (a)		126,500	5,990
Pogo Producing Company		97,400	4,622
Smedvig ASA - A Shares		977,700	12,787
St. Mary Land & Exploration Company		93,600	3,726
Whiting Petroleum Corporation (a)		164,900	5,013
Willbros Group, Inc. (a)		385,700	5,751
Paper & Allied Products	(3.4%)
St. Joe Company (The)		377,000	18,009
Pharmaceuticals	(1.4%)
Sankyo Company, Ltd.		360,000	7,614
Real Estate	(9.1%)
Catellus Development Corporation		372,507	9,875
Forest City Enterprises, Inc. - Class A		233,350	12,857
LNR Property Corporation		207,200	12,828
Tejon Ranch Co. (a)		137,305	5,170
Trammell Crow Company (a)		465,300	7,315
Research & Testing Services	(1.5%)
PAREXEL International Corporation (a)		368,800	7,228
Pharmaceutical Product Development, Inc. (a)		12,400	446
Savings Institutions	(1.3%)
Brookline Bancorp, Inc.		439,443	6,886
Security & Commodity Brokers	(3.5%)
Instinet Group Incorporated (a)		1,161,300	5,841
Legg Mason, Inc.		152,400	8,118
SWS Group, Inc.		169,100	2,719
Westwood Holdings Group, Inc.		112,475	2,067

Transportation Equipment	(1.3%)
Trinity Industries, Inc.		221,600	6,907
Variety Stores	(1.8%)
Kmart Holding Corporation (a)		109,600	9,587
Water Transportation	(0.4%)
Alexander & Baldwin, Inc.		63,300	2,148

Total Common Stocks (cost: $ 324,908)			453,764

		Principal	Value
SHORT-TERM OBLIGATIONS	(4.9%)
Investor’s Bank & Trust Company(d)
1.27% Repurchase Agreement dated 09/30/2004 to be repurchased at $26,161 on 10/01/2004		$26,161	$26,161

Total Short-Term Obligations (cost: $ 26,161)			26,161

SECURITY LENDING COLLATERAL	(20.8%)
Debt	(18.9%)
Bank Notes	(0.7%)
Bank of America Corporation
1.88%, due 10/19/2004		347	347
1.88%, due 12/23/2004		624	624
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		694	694
Deutsche Bank AG
1.70%, due 10/12/2004		2,081	2,081
Commercial Paper	(5.6%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		1,041	1,041
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		1,385	1,385
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		3,464	3,464
1.75%, due 10/18/2004		688	688
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		3,460	3,460
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		1,037	1,037
General Electric Capital Corporation
1.76%, due 10/21/2004		2,427	2,427
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		1,734	1,734
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		716	716
Morgan Stanley
1.96%, due 12/10/2004		4,509	4,509
1.96%, due 03/16/2005		4,370	4,370
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		1,733	1,733
Park Avenue Receivables Corporation - 144A

1.78%, due 11/01/2004			1,041	1,041
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			1,041	1,041
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			924	924
Euro Dollar Overnight	(1.2%)
Dexia Bank SA
1.51%, due 10/01/2004			694	694
Fortis Bank
1.52%, due 10/01/2004			1,734	1,734
1.62%, due 10/05/2004			694	694
Wells Fargo & Company
1.60%, due 10/04/2004			3,108	3,108
Euro Dollar Terms	(4.0%)
Bank of Montreal
1.76%, due 10/25/2004			360	360
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			1,408	1,408
1.77%, due 10/25/2004			3,469	3,469
1.76%, due 11/12/2004			1,734	1,734
1.80%, due 11/23/2004			3,451	3,451
Bank of the West Inc.
1.79%, due 11/10/2004			694	694
Den Danske Bank
1.64%, due 10/08/2004			694	694
Fortis Bank
1.69%, due 10/14/2004			347	347
1.73%, due 10/15/2004			694	694
Harris Trust & Savings Bank
1.76%, due 10/29/2004			694	694
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			2,428	2,428
1.60%, due 10/15/2004			1,041	1,041
1.65%, due 10/29/2004			520	520
1.67%, due 11/02/2004			69	69
1.88%, due 12/23/2004			1,824	1,824
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			1,734	1,734
Master Notes	(0.7%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			1,387	1,387
2.01%, due 06/05/2005			2,081	2,081
Repurchase Agreements	(6.7	%) (c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $8,116 on 10/01/2004			8,116	8,116
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $3,538 on 10/01/2004			3,538	3,538
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $3,691 on 10/01/2004			3,691	3,691
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $13,062 on 10/01/2004			13,062	13,062
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $6,937 on 10/01/2004			6,937	6,937

		Shares	Value
Investment Companies	(1.9%)
Money Market Funds	(1.9%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%		2,660,386	$2,660
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		2,050,837	2,051
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		5,487,180	5,487

Total Security Lending Collateral (cost: $ 109,717)			109,717

Total Investment Securities (cost: $ 498,294)			$637,426

SUMMARY:
Investments, at value		120.6%	$637,426
Liabilities in excess of other assets		(20.6%)	(108,860)

Net assets		100.0%	$528,566

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 105,320.

(c)	Cash collateral for the Repurchase Agreements, valued at $36,052, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	At September 30, 2004, repurchase agreements are collateralized by $ 35,052 Residential Accredit Loans, Inc. ARM - 2033-QS22 (2.44%, due 12/26/2033) with a market value and accrued interest of $27,469.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified buyers. At September 30, 2004, these securities aggregate $1,965 or 0.4% of the net assets of the fund.

ARM	Adjustable Rate Mortgage

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(5.2%)
U.S. Treasury Bond
4.00%, due 02/15/2014		$1,460	$1,449
4.25%, due 08/15/2014		400	404
5.38%, due 02/15/2031		1,246	1,334

Total U.S. Government Obligations (cost: $3,036)			3,187

U.S. GOVERNMENT AGENCY OBLIGATIONS	(1.8%)
Fannie Mae - Conventional Pool
6.00%, due 08/01/2034		576	596
6.00%, due 09/01/2034		480	497

Total U.S. Government Agency Obligations (cost: $1,093)			1,093

MORTGAGE-BACKED SECURITIES	(0.3%)
Countrywide Home Loans, Inc.
2.88%, due 02/15/2007		185	183

Total Mortgage-Backed Securities (cost: $185)			183

CORPORATE DEBT SECURITIES	(22.2%)
Amusement & Recreation Services	(0.7%)
Harrah’s Operating Company, Inc. - 144A
5.50%, due 07/01/2010		400	413
Automotive	(0.3%)
Honeywell International Inc.
5.13%, due 11/01/2006		187	195
Beverages	(1.0%)
Coca-Cola Enterprises Inc.
5.38%, due 08/15/2006		199	208
Diageo Capital PLC
3.38%, due 03/20/2008		400	399
Business Credit Institutions	(0.6%)
Textron Financial Corporation
2.69%, due 10/03/2006		400	397
Business Services	(1.1%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006		156	164
8.00%, due 11/01/2008		450	510
Commercial Banks	(0.6%)

US Bank NA
3.75%, due 02/06/2009		400	399
Communication	(1.6%)
Echostar DBS Corporation
5.75%, due 10/01/2008		78	78
Liberty Media Corporation
5.70%, due 05/15/2013		400	395
Viacom Inc.
7.75%, due 06/01/2005		500	518
Communications Equipment	(0.7%)
Motorola, Inc.
4.61%, due 11/16/2007		400	411
Computer & Office Equipment	(0.2%)
Hewlett-Packard Company
3.63%, due 03/15/2008		133	133
Department Stores	(0.1%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008		40	45
Food & Kindred Products	(0.6%)
Smithfield Foods Inc.
7.00%, due 08/01/2011		100	105
Tyson Foods, Inc.
8.25%, due 10/01/2011		200	237
Food Stores	(0.2%)
Stater Bros. Holdings Inc. - 144A
8.13%, due 06/15/2012		100	105
Furniture & Fixtures	(0.8%)
Lear Corporation
7.96%, due 05/15/2005		500	516
Gas Production & Distribution	(0.7%)
Duke Capital LLC
5.67%, due 08/15/2014		400	408
Holding & Other Investment Offices	(0.8%)
EOP Operating Limited Partnership
8.38%, due 03/15/2006		450	483
Hotels & Other Lodging Places	(0.1%)
John Q. Hammons Hotels, Inc. - Series B
8.88%, due 05/15/2012		51	57

Insurance	(0.9%)
Berkshire Hathaway Finance Corporation - 144A
3.40%, due 07/02/2007		400	401
UnitedHealth Group Incorporated
5.20%, due 01/17/2007		162	169
Insurance Agents, Brokers & Service	(0.7%)
MetLife, Inc.
3.91%, due 05/15/2005		400	404
Life Insurance	(0.1%)
AIG SunAmer Global Financing IX - 144A
5.10%, due 01/17/2007		50	52
Lumber & Wood Products	(0.7%)
Weyerhaeuser Company
7.38%, due 03/15/2032		400	459
Motion Pictures	(1.1%)
Time Warner Inc.
5.63%, due 05/01/2005		262	267
9.13%, due 01/15/2013		310	388
Oil & Gas Extraction	(1.4%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014		100	106
Enterprise Products Operating L.P.
5.60%, due 10/15/2014		100	101
Husky Oil Ltd. (d)
8.90%, due 08/15/2028		205	237
Kerr-McGee Corporation
6.95%, due 07/01/2024		400	426
Personal Credit Institutions	(1.3%)
Capital One Bank
5.00%, due 06/15/2009		400	414
General Electric Capital Corporation
4.25%, due 01/28/2005		59	59
2.85%, due 01/30/2006		110	110
5.35%, due 03/30/2006		151	157
General Motors Acceptance Corporation
4.38%, due 12/10/2007		90	91
Petroleum Refining	(0.9%)
Amerada Hess Corporation
7.13%, due 03/15/2033		500	537

Primary Metal Industries	(1.0%)
Alcoa Inc.
4.25%, due 08/15/2007		500	514
Noranda Inc. (b)
6.00%, due 10/15/2015		100	107
Printing & Publishing	(0.5%)
News America Holdings Incorporated
7.75%, due 12/01/2045		275	326
Security & Commodity Brokers	(0.2%)
E*TRADE Financial Corporation - 144A
8.00%, due 06/15/2011		100	104
Telecommunications	(2.6%)
AT&T Wireless Services, Inc.
7.35%, due 03/01/2006		60	64
SBC Communications Inc.
5.75%, due 05/02/2006		400	418
Sprint Capital Corporation
4.78%, due 08/17/2006		500	514
Telefonica SA
7.35%, due 09/15/2005		400	418
Verizon Global Funding Corp.
4.00%, due 01/15/2008		165	168
Transportation & Public Utilities	(0.3%)
Magellan Midstream Partners, L.P.
6.45%, due 06/01/2014		200	210
Variety Stores	(0.4%)
Target Corporation
5.50%, due 04/01/2007		91	96
Wal-Mart Stores, Inc.
5.45%, due 08/01/2006		158	165

Total Corporate Debt Securities (cost: $13,620)			13,841

		Shares	Value
COMMON STOCKS	(68.7%)
Automotive	(4.9%)
BorgWarner, Inc. (b)		13,000	$563
Delphi Corporation		24,000	223
Harley-Davidson, Inc. (b)		20,000	1,188
PACCAR Inc.		15,000	1,037
Chemicals & Allied Products	(2.3%)

Ecolab Inc. (b)		15,000	472
Procter & Gamble Company (The)		16,910	915
Commercial Banks	(2.3%)
Morgan Chase & Co. (J.P.)		34,940	1,387
Communication	(1.5%)
XM Satellite Radio Holdings Inc. - Class A (a) (b)		30,000	931
Communications Equipment	(3.2%)
QUALCOMM Incorporated		50,000	1,952
Computer & Data Processing Services	(3.1%)
Microsoft Corporation		39,105	1,081
Yahoo! Inc. (a)		23,490	797
Computer & Office Equipment	(3.1%)
Diebold, Incorporated		10,000	467
SanDisk Corporation (a)		50,000	1,456
Construction	(3.1%)
Jacobs Engineering Group Inc. (a)		50,000	1,915
Electronic & Other Electric Equipment	(4.5%)
General Electric Company		43,880	1,473
Hubbell Incorporated - Class B		20,000	897
Samsung Electronics Co., Ltd. - GDR - 144A (USD) (b)		1,895	375
Electronic Components & Accessories	(0.8%)
Intel Corporation		24,000	481
Fabricated Metal Products	(1.4%)
Gillette Company (The)		20,000	835
Hotels & Other Lodging Places	(3.5%)
Marriott International, Inc. - Class A		41,555	2,159
Industrial Machinery & Equipment	(9.9%)
American Standard Companies Inc. (a)		12,000	467
Caterpillar, Inc.		30,000	2,414
Donaldson Company, Inc.		25,000	710
Graco Inc.		22,200	744
Illinois Tool Works Inc.		10,000	932
Kennametal Inc.		20,000	903
Insurance	(3.7%)
Berkshire Hathaway Inc. - Class B (a)		417	1,197

WellPoint Health Networks Inc. (a)		10,000	1,051
Lumber & Other Building Materials	(0.5%)
Lowe’s Companies, Inc. (b)		6,000	326
Medical Instruments & Supplies	(2.6%)
Zimmer Holdings, Inc. (a)		20,000	1,581
Oil & Gas Extraction	(2.7%)
Anadarko Petroleum Corporation		14,000	929
Apache Corporation		15,000	752
Paper & Allied Products	(1.9%)
3M Company		14,540	1,163
Pharmaceuticals	(5.2%)
Allergan, Inc.		11,000	798
Amgen Inc. (a)		13,885	787
Genentech, Inc. (a)		8,400	440
Roche Holding AG - Genusschein		12,241	1,264
Printing & Publishing	(3.2%)
McGraw-Hill Companies, Inc. (The)		25,000	1,992
Trucking & Warehousing	(2.5%)
United Parcel Service, Inc. - Class B		20,000	1,518
Wholesale Trade Durable Goods	(2.8%)
Grainger (W.W.), Inc.		30,000	1,730

Total Common Stocks (cost: $39,294)			42,302

		Principal	Value
SECURITY LENDING COLLATERAL	(7.6%)
Debt	(6.9%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$15	$15
1.88%, due 12/23/2004		27	27
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		30	30
Deutsche Bank AG
1.70%, due 10/12/2004		89	89
Commercial Paper	(2.0%)
Clipper Receivables Corp.

1.79%, due 11/12/2004		44	44
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		59	59
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		147	147
1.75%, due 10/18/2004		29	29
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		147	147
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		44	44
General Electric Capital Corporation
1.76%, due 10/21/2004		103	103
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		74	74
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		30	30
Morgan Stanley
1.96%, due 12/10/2004		192	192
1.96%, due 03/16/2005		186	186
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		74	74
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		44	44
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		44	44
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		39	39
Euro Dollar Overnight	(0.4%)
Dexia Bank SA
1.51%, due 10/01/2004		30	30
Fortis Bank
1.52%, due 10/01/2004		74	74
1.62%, due 10/05/2004		30	30
Wells Fargo & Company
1.60%, due 10/04/2004		132	132
Euro Dollar Terms	(1.5%)
Bank of Montreal
1.76%, due 10/25/2004		15	15
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		60	60
1.77%, due 10/25/2004		148	148
1.76%, due 11/12/2004		74	74
1.80%, due 11/23/2004		147	147
Bank of the West Inc.
1.79%, due 11/10/2004		30	30
Den Danske Bank
1.64%, due 10/08/2004		30	30
Fortis Bank
1.69%, due 10/14/2004		15	15
1.73%, due 10/15/2004		30	30
Harris Trust & Savings Bank
1.76%, due 10/29/2004		30	30
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		103	103
1.60%, due 10/15/2004		44	44
1.65%, due 10/29/2004		22	22

1.67%, due 11/02/2004			3	3
1.88%, due 12/23/2004			78	78
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			74	74
Master Notes	(0.2%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			59	59
2.01%, due 06/05/2005			89	89
Repurchase Agreements	(2.5%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $344 on 10/01/2004			344	344
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $151 on 10/01/2004			151	151
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $157 on 10/01/2004			157	157
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $555 on 10/01/2004			555	555
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $295 on 10/01/2004			295	295

			Shares	Value
Investment Companies	(0.7%)
Money Market Funds	(0.7%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			113,227	$113
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			87,284	87
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			233,536	234

Total Security Lending Collateral (cost: $4,670)				4,670

Total Investment Securities (cost: $61,713)				$65,093

SUMMARY:
Investments, at value			105.7%	$65,093
Liabilities in excess of other assets			(5.7)%	(3,523)

Net assets			100.0%	$61,570

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 4,555.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 1,534, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	Floating or variable rate note. Rate is listed as of September 30, 2004.

DEFINITIONS:

GDR	Global Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $2,181 or 3.54% of the net assets of the Fund.

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
CORPORATE DEBT SECURITIES	(3.1%)
Holding & Other Investment Offices	(3.1%)
Msft Exchangeable Trust - 144A
Zero Coupon, due 02/25/2031		$11,500	$12,334

Total Corporate Debt Securities (cost: $12,650)			12,334

CONVERTIBLE BONDS	(82.5%)
Air Transportation	(0.9%)
JetBlue Airways Corporation - 144A
3.50%, due 07/15/2033		4,050	3,772
Automotive	(1.2%)
American Axle & Manufacturing Holdings, Inc (a) (c)
2.00%, due 02/15/2024		5,225	4,689
Business Credit Institutions	(1.1%)
Financial Federal Corporation - 144A
2.00%, due 04/15/2034		4,050	4,253
Commercial Banks	(7.1%)
Bank of America Corporation
0.25%, due 04/30/2014		8,000	8,320
SG Structured Products Inc
1.33%, due 10/04/2005		10,000	9,999
Wells Fargo & Company
0.25%, due 04/29/2014		10,000	9,999
Communication	(6.3%)
American Tower Corporation - 144A (a)
3.00%, due 08/15/2012		10,000	10,274
Crown Castle International Corp.
4.00%, due 07/15/2010		4,900	7,901
Liberty Media Corporation
3.25%, due 03/15/2031		7,950	7,205
Communications Equipment	(1.5%)
Comtech Telecommunications Corp. - 144A (d)
2.00%, due 02/01/2024		6,500	5,923
Computer & Data Processing Services	(6.6%)
GTECH Holdings Corporation (a)
1.75%, due 12/15/2021		3,950	7,337
Openwave Systems, Inc. - 144A
2.75%, due 09/09/2008		11,900	10,665
RealNetworks, Inc. (a)
Zero Coupon, due 07/01/2010		9,900	8,353
Electrical Goods	(1.5%)
Avnet, Inc
2.00%, due 03/15/2034		6,250	5,867
Electronic Components & Accessories	(4.6%)
Cypress Semiconductor Corporation
1.25%, due 06/15/2008		5,350	5,143
Micron Technology, Inc. - 144A (a)
2.50%, due 02/01/2010		5,500	6,628
Pixelworks, Inc. - 144A
1.75%, due 05/15/2024		8,000	6,660
Health Services	(1.1%)
Matria Healthcare, Inc. - 144A
4.88%, due 05/01/2024		3,520	4,356
Hotels & Other Lodging Places	(2.1%)
Host Marriott, L.P. - 144A
3.25%, due 04/15/2024		8,000	8,270
Instruments & Related Products	(1.0%)
Roper Industries, Inc. (a) (f)
1.48%, due 01/15/2034		8,500	3,910

Manufacturing Industries	(7.3%)
International Game Technology
Zero Coupon, due 01/29/2033		10,000	7,900
K2 Corporation
5.00%, due 06/15/2010		8,000	10,810
Shuffle Master, Inc. - 144A
1.25%, due 04/15/2024		9,650	10,519
Medical Instruments & Supplies	(0.6%)
Thoratec Corporation - 144A (g)
1.38%, due 05/16/2034		4,750	2,369
Motion Pictures	(2.8%)
Lions Gate Entertainment Corp.
2.94%, due 10/15/2024		11,000	11,413
Oil & Gas Extraction	(0.5%)
McMoran Exploration Co.
5.25%, due 10/06/2011		2,000	2,000
Paper & Allied Products	(1.1%)
3M Company
Zero Coupon, due 11/21/2032		5,000	4,465
Pharmaceuticals	(7.5%)
Allergan, Inc.
Zero Coupon, due 11/06/2022		6,500	5,939
Medarex, Inc. - 144A (a)
2.25%, due 05/15/2011		11,250	9,801
Oscient Pharmaceuticals Corporation - 144A
3.50%, due 04/15/2011		8,000	7,100
Teva Pharmaceutical Finance BV (a)
0.38%, due 11/15/2022 - 144A		2,750	3,544
0.25%, due 02/01/2024		4,000	3,805
Primary Metal Industries	(1.7%)
Inco Limited
Zero Coupon, due 03/29/2021		6,500	6,890
Printing & Publishing	(1.5%)
Bowne & Co. Inc
5.00%, due 10/01/2033		5,775	5,927
Radio, Television & Computer Stores	(2.6%)
Guitar Center, Inc.
4.00%, due 07/15/2013		7,350	10,336
Research & Testing Services	(1.5%)
deCODE genetics, Inc. - 144A
3.50%, due 04/15/2011		6,750	6,050
Retail Trade	(1.7%)
Dick’s Sporting Goods, Inc. - 144A (e)
1.61%, due 02/18/2024		8,600	6,740
Security & Commodity Brokers	(4.3%)
Lehman Brothers Holdings Inc.
0.25%, due 10/06/2011		4,000	4,000
Morgan Stanley - 144A
0.25%, due 07/30/2014		12,500	13,368
Telecommunications	(9.8%)
Millicom International Cellular - 144A
10.00%, due 11/20/2008		7,750	11,136
Nextel Partners, Inc. (a)
1.50%, due 11/15/2008		8,100	11,705
NII Holdings, Inc. - 144A
2.88%, due 02/01/2034		7,000	7,656
Terremark Worldwide, Inc. - 144A
9.00%, due 06/15/2009		10,000	9,274
Water Transportation	(4.6%)
Carnival Corporation (h)
1.13%, due 04/29/2033		11,000	8,594
Royal Caribbean Cruises Ltd.
Zero Coupon, due 02/02/2021		8,000	4,220
Zero Coupon, due 05/18/2021		8,000	5,600

Total Convertible Bonds (cost: $319,010)			330,685

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(10.8%)
Automotive	(2.6%)
Ford Motor Company Capital Trust II		200,000	$10,456

Commercial Banks	(1.7%)
Marshall & Ilsley Corporation		100,000	2,695
State Street Corporation		20,000	3,986
Communications Equipment	(1.0%)
Nortel Networks Corporation		67	4,102
Electric Services	(2.0%)
Aquila, Inc.		267,000	8,170
Life Insurance	(1.7%)
Prudential Financial, Inc. - Units		99,800	6,968
Metal Mining	(1.8%)
Freeport-McMoRan Cooper & Gold Inc. - 144A		7,000	7,123

Total Convertible Preferred Stocks (cost: $46,623)			43,500

		Principal	Value
SECURITY LENDING COLLATERAL	(7.6%)
Debt	(6.9%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$97	$97
1.88%, due 12/23/2004		174	174
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		194	194
Deutsche Bank AG
1.70%, due 10/12/2004		581	581
Commercial Paper	(2.1%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		290	290
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		386	386
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		966	966
1.75%, due 10/18/2004		192	192
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		965	965
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		289	289
General Electric Capital Corporation
1.76%, due 10/21/2004		677	677
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		484	484
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		200	200
Morgan Stanley
1.96%, due 12/10/2004		1,258	1,258
1.96%, due 03/16/2005		1,219	1,219
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		483	483
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		290	290
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		290	290
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		258	258
Euro Dollar Overnight	(0.4%)
Dexia Bank SA
1.51%, due 10/01/2004		194	194
Fortis Bank
1.52%, due 10/01/2004		484	484
1.62%, due 10/05/2004		194	194
Wells Fargo & Company
1.60%, due 10/04/2004		867	867
Euro Dollar Terms	(1.5%)
Bank of Montreal
1.76%, due 10/25/2004		101	101
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		393	393
1.77%, due 10/25/2004		968	968
1.76%, due 11/12/2004		484	484
1.80%, due 11/23/2004		963	963
Bank of the West Inc.
1.79%, due 11/10/2004		194	194
Den Danske Bank
1.64%, due 10/08/2004		194	194
Fortis Bank
1.69%, due 10/14/2004		97	97
1.73%, due 10/15/2004		194	194
Harris Trust & Savings Bank
1.76%, due 10/29/2004		194	194
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004		677	677
1.60%, due 10/15/2004		290	290
1.65%, due 10/29/2004		145	145
1.67%, due 11/02/2004		19	19

1.88%, due 12/23/2004			509	509
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			484	484
Master Notes	(0.2%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			387	387
2.01%, due 06/05/2005			581	581
Repurchase Agreements	(2.4%)	(b)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase agreements dated 09/30/2004 to be repurchased at $2,264 on 10/01/2004			2,264	2,264
Goldman Sachs Group Inc. (The)
1.91%, Repurchase agreements dated 09/30/2004 to be repurchased at $987 on 10/01/2004			987	987
1.94%, Repurchase agreements dated 09/30/2004 to be repurchased at $1030 on 10/01/2004			1,030	1,030
Merrill Lynch & Co., Inc.
1.92%, Repurchase agreements dated 09/30/2004 to be repurchased at $3,644 on 10/01/2004			3,644	3,644
Morgan Stanley
1.98%, Repurchase agreements dated 09/30/2004 to be repurchased at $1,934 on 10/01/2004			1,934	1,934

			Shares	Value
Investment Companies	(0.7%)
Money Market Funds	(0.7%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			742,211	742
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			572,155	572
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			1,530,847	1,531
Total Security Lending Collateral (cost: $30,610 )				30,610

Total Investment Securities (cost: $408,893 )				$417,129

SUMMARY:
Investments, at value			104.0%	$417,129
Liabilities in excess of other assets			(4.0)%	(15,986)

Net assets			100.0%	$401,143

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 29,916.

(b)	Cash collateral for the Repurchase Agreements, valued at $ 10,058, that serve as collateral for securities are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(c)	Securities are stepbonds. American Axle & Manufacturing has a coupon rate 2.00% until 02/15/2011, thereafter the coupon rate will be 0.00%.

(d)	Securities are stepbonds. Comtech Telecommunications Corp. has a coupon rate 2.00% until 02/01/2011, thereafter the coupon rate will be 0.00%.

(e)	Securities are stepbonds. Dick’s Sporting Goods, Inc. has a coupon rate 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(f)	Securities are stepbonds. Roper Industries, Inc. has a coupon rate 1.48% until 01/15/2009, thereafter the coupon rate will be 0.00%.

(g)	Securities are stepbonds. Thoratec Corporation has a coupon rate 1.38% until 05/16/2011, thereafter the coupon rate will be 0.00%.

(h)	Securities are stepbonds. Carnival Corporation has a coupon rate 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $172,618 or 43.03% of the net assets of the Fund.

Transamerica Equity

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(98.0%)
Business Services	(8.8%)
First Data Corporation		1,350,000	$58,725
Moody’s Corporation		600,000	43,950
Chemicals & Allied Products	(4.0%)
Praxair, Inc.		1,100,000	47,014
Commercial Banks	(2.8%)
Northern Trust Corporation		800,000	32,640
Communication	(10.0%)
Echostar Communications Corporation - Class A (a)		1,125,000	35,010
Liberty Media International, Inc. - Class A (a)		1,023,965	34,162
XM Satellite Radio Holdings Inc. - Class A (a) (b)		1,550,000	48,081
Communications Equipment	(6.4%)
QUALCOMM Incorporated (b)		1,900,000	74,176
Computer & Data Processing Services	(7.2%)
Intuit Inc. (a)		750,000	34,050
Microsoft Corporation		1,800,000	49,770
Computer & Office Equipment	(5.4%)
Lexmark International, Inc. (a)		345,000	28,983
SanDisk Corporation (a) (b)		1,150,000	33,488
Drug Stores & Proprietary Stores	(3.1%)
Walgreen Co. (b)		1,000,000	35,830
Electronic Components & Accessories	(0.8%)
Intel Corporation		450,000	9,027
Fabricated Metal Products	(3.8%)
Gillette Company (The)		1,050,000	43,827
Hotels & Other Lodging Places	(2.7%)
Marriott International, Inc. - Class A		600,000	31,176
Insurance	(4.7%)

WellPoint Health Networks Inc. (a)		525,000	55,172
Insurance Agents, Brokers & Service	(0.0%)
Willis Group Holdings Limited		12,500	468
Management Services	(3.5%)
Paychex, Inc.		1,370,000	41,306
Manufacturing Industries	(2.8%)
International Game Technology		895,000	32,175
Medical Instruments & Supplies	(3.9%)
Zimmer Holdings, Inc. (a)		575,000	45,448
Personal Services	(2.5%)
Weight Watchers International, Inc. (a) (b)		750,000	29,114
Pharmaceuticals	(9.7%)
Allergan, Inc.		600,000	43,530
Genentech, Inc. (a)		850,000	44,557
Pfizer Inc.		800,000	24,480
Retail Trade	(4.3%)
Staples, Inc.		1,691,000	50,426
Transportation & Public Utilities	(3.8%)
Expeditors International of Washington, Inc.		850,000	43,945
Trucking & Warehousing	(4.6%)
United Parcel Service, Inc. - Class B		700,000	53,144
Variety Stores	(3.2%)
Wal-Mart Stores, Inc.		700,000	37,240

Total Common Stocks (cost: $968,940)			1,140,914

		Principal	Value
SECURITY LENDING COLLATERAL	(9.7%)
Debt	(8.8%)
Bank Notes	(0.3%)
Bank of America Corporation
1.88%, due 10/19/2004		$359	$359
1.88%, due 12/23/2004		646	646
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		718	718

Deutsche Bank AG
1.70%, due 10/12/2004		2,153	2,153
Commercial Paper	(2.6%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		1,077	1,077
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		1,433	1,433
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		3,584	3,584
1.75%, due 10/18/2004		712	712
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		3,580	3,580
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		1,073	1,073
General Electric Capital Corporation
1.76%, due 10/21/2004		2,511	2,511
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		1,795	1,795
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		740	740
Morgan Stanley
1.96%, due 12/10/2004		4,665	4,665
1.96%, due 03/16/2005		4,521	4,521
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		1,793	1,793
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		1,077	1,077
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		1,077	1,077
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		956	956
Euro Dollar Overnight	(0.6%)
Dexia Bank SA
1.51%, due 10/01/2004		718	718
Fortis Bank
1.52%, due 10/01/2004		1,795	1,795
1.62%, due 10/05/2004		718	718
Wells Fargo & Company
1.60%, due 10/04/2004		3,216	3,216
Euro Dollar Terms	(1.9%)
Bank of Montreal
1.76%, due 10/25/2004		373	373
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		1,457	1,457
1.77%, due 10/25/2004		3,589	3,589
1.76%, due 11/12/2004		1,795	1,795
1.80%, due 11/23/2004		3,571	3,571
Bank of the West Inc.
1.79%, due 11/10/2004		718	718
Den Danske Bank
1.64%, due 10/08/2004		718	718
Fortis Bank
1.69%, due 10/14/2004		359	359
1.73%, due 10/15/2004		718	718

Harris Trust & Savings Bank
1.76%, due 10/29/2004			718	718
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			2,512	2,512
1.60%, due 10/15/2004			1,077	1,077
1.65%, due 10/29/2004			538	538
1.67%, due 11/02/2004			72	72
1.88%, due 12/23/2004			1,888	1,888
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			1,795	1,795
Master Notes	(0.3%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			1,436	1,436
2.01%, due 06/05/2005			2,153	2,153
Repurchase Agreements	(3.1%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $8,398 on 10/01/2004			8,398	8,398
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $3,661 on 10/01/2004			3,661	3,661
1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $3,819 on 10/01/2004			3,819	3,819
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $13,516 on 10/01/2004			13,516	13,516
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $7,178 on 10/01/2004			7,178	7,178

			Shares	Value
Investment Companies	(0.9%)
Money Market Funds	(0.9%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			2,752,799	$2,753
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			2,122,076	2,122
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			5,677,787	5,678

Total Security Lending Collateral (cost: $113,529)				113,529

Total Investment Securities (cost: $1,082,469)				$1,254,443

SUMMARY:
Investments, at value			107.7%	$1,254,443
Liabilities in excess of other assets			(7.7)%	(89,381)

Net assets			100.0%	$1,165,062

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 110,111.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 37,304, that serve as collateral for securities are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $17,820 or 1.53% of the net assets of the Fund.

Transamerica Equity II

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(97.4%)
Business Services	(8.7%)
First Data Corporation		100,000	$4,350
Moody’s Corporation		45,000	3,296
Chemicals & Allied Products	(3.9%)
Praxair, Inc.		80,000	3,419
Commercial Banks	(2.8%)
Northern Trust Corporation		60,000	2,448
Communication	(9.8%)
Echostar Communications Corporation - Class A (a)		95,000	2,956
Liberty Media International, Inc. - Class A (a)		60,232	2,009
XM Satellite Radio Holdings Inc. - Class A (a)		115,000	3,567
Communications Equipment	(6.7%)
QUALCOMM Incorporated		150,000	5,856
Computer & Data Processing Services	(6.8%)
Intuit Inc. (a)		55,000	2,497
Microsoft Corporation		125,000	3,456
Computer & Office Equipment	(5.3%)
Lexmark International, Inc. (a)		26,000	2,184
SanDisk Corporation (a)		85,000	2,475
Drug Stores & Proprietary Stores	(2.9%)
Walgreen Co.		70,000	2,508
Electronic Components & Accessories	(1.3%)
Intel Corporation		55,000	1,103
Fabricated Metal Products	(3.7%)
Gillette Company (The)		78,000	3,256
Hotels & Other Lodging Places	(3.0%)
Marriott International, Inc. - Class A		50,000	2,598
Insurance	(4.8%)

WellPoint Health Networks Inc. (a)		40,000	4,204
Management Services	(3.4%)
Paychex, Inc.		100,000	3,015
Manufacturing Industries	(2.8%)
International Game Technology		68,000	2,445
Medical Instruments & Supplies	(4.1%)
Zimmer Holdings, Inc. (a)		45,000	3,557
Personal Services	(3.1%)
Weight Watchers International, Inc. (a)		70,000	2,717
Pharmaceuticals	(10.4%)
Allergan, Inc.		50,000	3,628
Genentech, Inc. (a)		68,000	3,565
Pfizer Inc.		60,000	1,836
Retail Trade	(4.6%)
Staples, Inc.		135,000	4,026
Transportation & Public Utilities	(2.0%)
Expeditors International of Washington, Inc.		34,000	1,758
Trucking & Warehousing	(4.3%)
United Parcel Service, Inc. - Class B		50,000	3,796
Variety Stores	(3.0%)
Wal-Mart Stores, Inc.		50,000	2,660

Total Common Stocks (cost: $ 66,360)			85,185

Total Investment Securities (cost: $ 66,360)			$85,185

SUMMARY:
Investments, at value		97.4%	$85,185
Other assets in excess of liabilities		2.6%	2,312

Net assets		100.0%	$87,497

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(99.8%)
Apparel & Accessory Stores	(0.1%)
Ross Stores, Inc.		25,000	$586
Automotive	(4.8%)
Gentex Corporation (b)		540,000	18,970
Business Credit Institutions	(3.8%)
Financial Federal Corporation (a)		405,100	15,183
Communication	(3.0%)
Global Payments Inc. (b)		225,000	12,049
Computer & Data Processing Services	(18.0%)
GTECH Holdings Corporation		890,000	22,535
McAfee, Inc. (a)		580,000	11,658
RealNetworks, Inc. (a)		3,784,000	17,633
SkillSoft PLC - ADR (a)		2,928,500	19,592
Computer & Office Equipment	(3.6%)
SanDisk Corporation (a) (b)		485,000	14,123
Educational Services	(4.6%)
DeVRY Inc. (a) (b)		880,000	18,224
Electronic & Other Electric Equipment	(6.2%)
Gemstar-TV Guide International, Inc. (a)		4,000,000	22,600
Harman International Industries, Incorporated		18,200	1,961
Environmental Services	(0.4%)
Stericycle, Inc. (a)		33,400	1,533
Health Services	(0.2%)
Lincare Holdings Inc. (a)		25,100	746
Industrial Machinery & Equipment	(2.7%)
Graco Inc.		315,000	10,553
Leather & Leather Products	(0.7%)
Coach, Inc. (a)		66,700	2,829

Management Services	(4.8%)
ServiceMaster Company (The)		1,475,000	18,969
Medical Instruments & Supplies	(1.1%)
DENTSPLY International Inc.		32,900	1,709
Varian Medical Systems, Inc. (a)		72,600	2,510
Oil & Gas Extraction	(3.1%)
EOG Resources, Inc.		185,000	12,182
Paper & Allied Products	(1.9%)
Pactiv Corporation (a)		319,000	7,417
Paperboard Containers & Boxes	(4.4%)
Packaging Corporation of America		714,400	17,481
Personal Services	(7.6%)
Jackson Hewitt Tax Service Inc.		575,000	11,632
Weight Watchers International, Inc. (a) (b)		475,000	18,440
Pharmaceuticals	(4.6%)
Techne Corporation (a)		473,000	18,058
Restaurants	(5.2%)
IHOP Corp. (b)		536,000	20,481
Retail Trade	(0.9%)
CDW Corporation		35,000	2,031
Schein (Henry), Inc. (a)		25,000	1,558
Security & Commodity Brokers	(4.7%)
BlackRock, Inc.		252,600	18,564
Transportation & Public Utilities	(10.0%)
C.H. Robinson Worldwide, Inc.		430,000	19,948
Expeditors International of Washington, Inc.		380,000	19,646
Variety Stores	(3.4%)
Tuesday Morning Corporation (a)		440,200	13,611

Total Common Stocks (cost: $338,701)			395,012

		Principal	Value
SECURITY LENDING COLLATERAL	(12.9%)
Debt	(11.7%)
Bank Notes	(0.4%)
Bank of America Corporation
1.88%, due 10/19/2004		$161	$161
1.88%, due 12/23/2004		290	290
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		322	322
Deutsche Bank AG
1.70%, due 10/12/2004		967	967
Commercial Paper	(3.5%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		484	484
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		644	644
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		1,610	1,610
1.75%, due 10/18/2004		320	320
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		1,608	1,608
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		482	482
General Electric Capital Corporation
1.76%, due 10/21/2004		1,128	1,128
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		806	806
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		333	333
Morgan Stanley
1.96%, due 12/10/2004		2,096	2,096
1.96%, due 03/16/2005		2,031	2,031
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		805	805
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		484	484
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		484	484
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		429	429
Euro Dollar Overnight	(0.7%)
Dexia Bank SA
1.51%, due 10/01/2004		322	322
Fortis Bank
1.52%, due 10/01/2004		806	806
1.62%, due 10/05/2004		322	322
Wells Fargo & Company
1.60%, due 10/04/2004		1,444	1,444
Euro Dollar Terms	(2.5%)
Bank of Montreal
1.76%, due 10/25/2004		167	167
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		654	654
1.77%, due 10/25/2004		1,612	1,612

1.76%, due 11/12/2004			806	806
1.80%, due 11/23/2004			1,604	1,604
Bank of the West Inc.
1.79%, due 11/10/2004			322	322
Den Danske Bank
1.64%, due 10/08/2004			322	322
Fortis Bank
1.69%, due 10/14/2004			161	161
1.73%, due 10/15/2004			322	322
Harris Trust & Savings Bank
1.76%, due 10/29/2004			322	322
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			1,128	1,128
1.60%, due 10/15/2004			484	484
1.65%, due 10/29/2004			242	242
1.67%, due 11/02/2004			32	32
1.88%, due 12/23/2004			848	848
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			806	806
Master Notes	(0.4%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			645	645
2.01%, due 06/05/2005			967	967
Repurchase Agreements	(4.2%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase agreements dated 09/30/2004 to be repurchased at $3,773 on 10/01/2004			3,773	3,773
Goldman Sachs Group Inc. (The)
1.91%, Repurchase agreements dated 09/30/2004 to be repurchased at $1,644 on 10/01/2004			1,644	1,644
Goldman Sachs Group Inc. (The)
1.94%, Repurchase agreements dated 09/30/2004 to be repurchased at $1,715 on 10/01/2004			1,715	1,715
Merrill Lynch & Co., Inc.
1.92%, Repurchase agreements dated 09/30/2004 to be repurchased at $6,072 on 10/01/2004			6,072	6,072
Morgan Stanley
1.98%, Repurchase agreements dated 09/30/2004 to be repurchased at $3,225 on 10/01/2004			3,225	3,225

			Shares	Value
Investment Companies	(1.2%)
Money Market Funds	(1.2%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			1,236,409	$1,236
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			953,123	953
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			2,550,156	2,551

Total Security Lending Collateral (cost: $50,991)				50,991

Total Investment Securities (cost: $338,701)				$446,003

SUMMARY:

Investments, at value	112.7%	$446,003
Liabilities in excess of other assets	(12.7)%	(50,186)

Net assets	100.0%	$395,817

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 49,165.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 16,755, that serve as collateral for securities are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $8,005 or 2.02% of the net assets of the Fund.

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
COMMERCIAL PAPER	(84.3%)
Asset-Backed	(12.1%)
CAFCO LLC - 144A
1.61%, due 10/14/2004		$9,500	$9,494
1.62%, due 10/15/2004		6,000	5,996
1.70%, due 10/26/2004		6,500	6,492
1.70%, due 10/27/2004		7,000	6,991
Ciesco LLC - 144A
1.59%, due 10/21/2004		10,000	9,991
Delaware Funding Company, LLC - 144A
1.78%, due 10/18/2004		5,100	5,096
1.56%, due 10/21/2004		9,000	8,992
1.78%, due 11/03/2004		6,600	6,589
1.78%, due 11/04/2004		9,000	8,985
1.56%, due 10/20/2004		6,850	6,844
Receivables Capital Company, LLC - 144A
1.62%, due 11/01/2004		7,000	6,990
1.73%, due 12/01/2004		10,000	9,971
Beverages	(4.9%)
Coca-Cola Company (The)
1.55%, due 10/28/2004		10,000	9,988
1.70%, due 11/04/2004		7,600	7,588
1.72%, due 11/12/2004		10,000	9,980
1.76%, due 11/17/2004		9,400	9,378
Business Credit Institutions	(6.0%)
Caterpillar Financial Services Corporation
1.75%, due 10/07/2004		7,500	7,498
Old Line Funding LLC - 144A
1.69%, due 10/15/2004		6,700	6,696
1.73%, due 10/22/2004		7,500	7,492
1.65%, due 10/27/2004		9,000	8,989
1.70%, due 10/28/2004		7,000	6,991
1.76%, due 11/15/2004		7,500	7,484
Chemicals & Allied Products	(2.2%)
du Pont (E.I.) de Nemours and Company
1.76%, due 11/12/2004		9,000	8,982
1.78%, due 11/22/2004		7,800	7,780
Commercial Banks	(8.2%)
Canadian Imperial Bank of Commerce
1.78%, due 11/19/2004		7,450	7,432
1.81%, due 11/29/2004		11,000	10,967
The Toronto-Dominion Bank
1.52%, due 11/04/2004		8,700	8,688
UBS Finance (Delaware) LLC
1.48%, due 10/12/2004		7,700	7,697
1.48%, due 10/13/2004		6,000	5,997
1.56%, due 10/25/2004		8,100	8,092
1.70%, due 10/29/2004		6,500	6,491
1.71%, due 11/03/2004		6,500	6,490

Food & Kindred Products	(8.7%)
Nestle Capital Corporation - 144A
1.45%, due 10/07/2004		10,000	9,998
1.50%, due 10/18/2004		10,500	10,493
1.74%, due 11/17/2004		9,100	9,079
Unilever Capital Corporation - 144A
1.73%, due 11/09/2004		11,000	10,979
1.76%, due 11/16/2004		11,700	11,674
1.79%, due 11/22/2004		7,000	6,982
1.79%, due 11/23/2004		6,400	6,383
Industrial Machinery & Equipment	(2.3%)
Caterpillar, Inc. - 144A
1.74%, due 10/13/2004		7,500	7,496
1.79%, due 11/29/2004		10,000	9,971
Insurance Agents, Brokers & Service	(4.6%)
MetLife Funding, Inc.
1.71%, due 11/08/2004		10,000	9,982
1.71%, due 11/08/2004		7,000	6,987
1.72%, due 11/10/2004		7,400	7,386
1.61%, due 11/10/2004		5,900	5,889
1.60%, due 11/10/2004		4,900	4,891
Life Insurance	(4.7%)
AIG Funding, Inc.
1.45%, due 10/06/2004		7,700	7,698
1.46%, due 10/07/2004		6,000	5,999
1.46%, due 10/08/2004		6,500	6,498
1.57%, due 10/26/2004		8,500	8,491
1.53%, due 11/05/2004		6,600	6,590
Personal Credit Institutions	(10.9%)
American Honda Finance Corporation
1.55%, due 10/05/2004		4,000	3,999
1.77%, due 11/18/2004		6,500	6,485
General Electric Capital Corporation
1.51%, due 10/13/2004		7,500	7,496
1.51%, due 10/14/2004		7,500	7,496
1.63%, due 11/01/2004		10,000	9,986
1.62%, due 11/03/2004		10,000	9,985
Toyota Motor Credit Corporation
1.48%, due 10/01/2004		7,500	7,500
1.51%, due 10/12/2004		5,900	5,897
1.53%, due 10/19/2004		10,200	10,192
1.70%, due 11/09/2004		8,100	8,085
1.80%, due 12/02/2004		5,200	5,184
Pharmaceuticals	(9.8%)
Eli Lilly and Company - 144A
1.40%, due 10/04/2004		10,000	9,999
1.40%, due 10/05/2004		10,400	10,398
1.51%, due 10/06/2004		7,500	7,498
1.54%, due 10/22/2004		7,400	7,394
Pfizer Inc. - 144A
1.58%, due 10/08/2004		6,700	6,698
1.55%, due 10/18/2004		7,600	7,594
1.62%, due 10/25/2004		6,000	5,994
1.64%, due 11/15/2004		10,000	9,980
1.65%, due 11/16/2004		8,500	8,482
Printing & Publishing	(2.1%)
Gannett Co., Inc. - 144A
1.75%, due 10/26/2004		6,300	6,292
1.75%, due 11/05/2004		10,000	9,983

Public Administration	(3.0%)
Canadian Wheat Board
1.61%, due 10/12/2004		8,000	7,996
Province of Quebec - 144A
1.21%, due 10/15/2004		7,375	7,372
1.90%, due 01/11/2005		7,200	7,161
Security & Commodity Brokers	(2.4%)
Goldman Sachs Group, Inc. (The)
1.60%, due 11/08/2004		5,000	4,992
Merrill Lynch & Co., Inc.
1.51%, due 10/04/2004		4,550	4,550
1.51%, due 10/08/2004		8,800	8,797
Variety Stores	(2.4%)
Wal-Mart Stores, Inc. - 144A
1.60%, due 10/19/2004		9,000	8,993
1.60%, due 11/02/2004		9,500	9,486

Total Commercial Paper (cost: $ 638,561)			638,561

SHORT-TERM OBLIGATIONS	(5.5%)
Business Credit Institutions	(1.3%)
Caterpillar Financial Services Corporation - (a)		10,000	10,010
1.95%, due 01/31/2005
Personal Credit Institutions	(1.5%)
American Honda Finance Corporation - (a)
2.01%, due 12/09/2004		11,400	11,404
Security & Commodity Brokers	(2.7%)
Goldman Sachs Group, Inc. (The) (a)
2.10%, due 02/25/2005		10,000	10,015
Merrill Lynch & Co., Inc. (a)
1.93%, due 01/21/2005		10,000	10,010

Total Short-Term Obligations (cost: $ 41,439 )			41,439

CERTIFICATES OF DEPOSITS	(10.3%)
Canadian Imperial Bank of Commerce
1.53%, due 10/20/2004		8,600	8,600
1.69%, due 10/29/2004		10,001	10,001
The Toronto-Dominion Bank
1.54%, due 10/04/2004		6,600	6,600
1.61%, due 11/02/2004		9,500	9,500
1.68%, due 11/26/2004		8,500	8,500
Wells Fargo & Company
1.55%, due 10/01/2004		7,000	7,000
1.75%, due 10/16/2004		4,500	4,500
1.77%, due 10/22/2004		10,200	10,200
1.77%, due 10/28/2004		6,700	6,700
1.77%, due 11/03/2004		6,750	6,750

Total Certificates of Deposits (cost: $ 78,351 )			78,351

Total Investment Securities (cost: $ 758,351 )			$758,351

SUMMARY:
Investments, at value		100.1%	$758,351
Liabilities in excess of other assets		(0.1)%	(761)

Net assets		100.0%	$757,590

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Floating or variable rate note. Rate is listed as of September 30, 2004.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $336,462 or 44.41% of the net assets of the Fund.

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(98.6%)
Apparel Products	(1.5%)
Gymboree Corporation (The) (a)		365,000	$5,256
Business Services	(3.4%)
Equifax Inc. (b)		240,000	6,326
Fair Issac Corporation (b)		200,000	5,839
Chemicals & Allied Products	(8.6%)
Acuity Brands, Inc.		200,000	4,754
Chemed Corporation		155,000	8,640
Hercules Incorporated (a) (b)		256,600	3,657
Olin Corporation (b)		398,000	7,960
PolyOne Corporation (a)		305,560	2,298
SurModics, Inc. (a) (b)		150,000	3,563
Commercial Banks	(4.8%)
Corus Bankshares, Inc.		140,000	6,037
Hibernia Corporation - Class A		320,000	8,451
Partners Trust Financial Group, Inc.		278,000	2,880
Computer & Data Processing Services	(3.3%)
ActivCard Corp. (a)		175,800	1,079
Sabre Holdings Corporation		183,200	4,494
Verint Systems Inc. (a)		175,000	6,447
Computer & Office Equipment	(1.5%)
Hypercom Corporation (a)		725,000	5,351
Electric, Gas & Sanitary Services	(0.6%)
ALLETE, Inc. (b)		66,666	2,167
Electronic & Other Electric Equipment	(4.7%)
Genlyte Group Incorporated (The) (a)		130,000	8,371
Helen of Troy Limited (a)		185,000	5,036
Maytag Corporation		200,000	3,674
Electronic Components & Accessories	(1.2%)
QLogic Corporation (a)		150,000	4,442
Environmental Services	(1.8%)
Republic Services, Inc.		215,000	6,398

Food & Kindred Products	(1.7%)
Dean Foods Company (a)		210,000	6,303
Furniture & Fixtures	(1.5%)
Furniture Brands International, Inc. (b)		220,000	5,518
Furniture & Home Furnishings Stores	(0.4%)
The Bombay Company, Inc. (a)		193,200	1,416
Gas Production & Distribution	(1.9%)
KeySpan Corporation		175,000	6,860
Health Services	(0.7%)
Beverly Enterprises, Inc. (a)		350,000	2,650
Holding & Other Investment Offices	(8.5%)
Annaly Mortgage Management, Inc. (b)		400,000	6,852
Host Marriott Corporation (b)		650,000	9,120
LTC Properties, Inc.		450,000	8,051
Omega Healthcare Investors, Inc.		291,000	3,131
Parkway Properties, Inc.		79,000	3,670
Industrial Machinery & Equipment	(3.1%)
Cooper Cameron Corporation (a)		45,800	2,512
Grant Prideco, Inc. (a)		217,010	4,447
Terex Corporation (a) (b)		95,700	4,153
Instruments & Related Products	(1.7%)
Input/Output, Inc. (a) (b)		600,000	6,185
Insurance	(5.6%)
Ambac Financial Group, Inc.		120,000	9,594
American Medical Security Group, Inc (a)		183,000	5,853
PMI Group, Inc. (The)		113,800	4,618
Management Services	(2.2%)
FTI Consulting, Inc. (a)		415,000	7,844
Medical Instruments & Supplies	(2.0%)
Orthofix International NV (a)		210,000	7,214
Mortgage Bankers & Brokers	(2.3%)
GreenPoint Financial Corp.		180,000	8,354
Motor Vehicles, Parts & Supplies	(0.9%)
ADESA, Inc. (a)		200,000	3,286

Oil & Gas Extraction	(16.6%)
Chesapeake Energy Corporation (b)		502,900	7,961
Global Industries, Ltd. (a)		478,225	2,955
Magnum Hunter Resources, Inc. (a) (b)		550,000	6,347
Nobel Energy, Inc.		95,000	5,533
Parker Drilling Company (a)		902,600	3,313
Patterson-UTI Energy, Inc. (b)		251,240	4,791
Pioneer Drilling Co. (a)		550,000	4,620
Pioneer Natural Resources Company (b)		240,000	8,275
Pride International, Inc. (a)		380,000	7,520
Superior Energy Services, Inc. (a)		650,000	8,398
Petroleum Refining	(2.4%)
Murphy Oil Corporation		100,000	8,677
Pharmaceuticals	(2.4%)
ARIAD Pharmaceuticals, Inc. (a)		360,000	2,408
Bradley Pharmaceuticals, Inc. (a) (b)		230,000	4,681
Savient Pharmaceuticals, Inc. (a)		667,346	1,535
Primary Metal Industries	(1.5%)
Lone Star Technologies, Inc. (a) (b)		145,800	5,511
Radio & Television Broadcasting	(0.3%)
Citadel Broadcasting Company (a)		89,700	1,150
Retail Trade	(1.5%)
Sports Authority, Inc. (The) (a)		230,000	5,336
Telecommunications	(2.4%)
Citizens Communications Company		650,000	8,704
Textile Mill Products	(0.7%)
Collins and Aikman Corporation (a)		602,220	2,517
Transportation Equipment	(0.6%)
Fleetwood Enterprises, Inc. (a) (b)		151,500	2,300
Trucking & Warehousing	(5.0%)
Overnite Corporation		154,900	4,869
Quality Distribution Inc. (a)		183,373	1,120
Yellow Roadway Corporation (a)		256,100	12,009
Water Transportation	(1.3%)
Tidewater Inc. (b)		144,900	4,716

Total Common Stocks (cost: $332,039)			355,997

		Principal	Value
SECURITY LENDING COLLATERAL	(19.8%)
Debt	(18.0%)
Bank Notes	(0.7%)
Bank of America Corporation
1.88%, due 10/19/2004		$225	$225
1.88%, due 12/23/2004		406	406
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		451	451
Deutsche Bank AG
1.70%, due 10/12/2004		1,353	1,353
Commercial Paper	(5.3%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		677	677
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		901	901
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		2,251	2,251
1.75%, due 10/18/2004		447	447
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		2,249	2,249
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		674	674
General Electric Capital Corporation
1.76%, due 10/21/2004		1,577	1,577
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		1,127	1,127
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		465	465
Morgan Stanley
1.96%, due 12/10/2004		2,931	2,931
1.96%, due 03/16/2005		2,841	2,841
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		1,126	1,126
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		677	677
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		677	677
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		600	600
Euro Dollar Overnight	(1.1%)
Dexia Bank SA
1.51%, due 10/01/2004		451	451
Fortis Bank
1.52%, due 10/01/2004		1,127	1,127
1.62%, due 10/05/2004		451	451
Wells Fargo & Company
1.60%, due 10/04/2004		2,020	2,020

Euro Dollar Terms	(3.8%)
Bank Of Montreal
1.76%, due 10/25/2004			234	234
Bank Of Nova Scotia (The)
1.75%, due 10/21/2004			915	915
1.77%, due 10/25/2004			2,254	2,254
1.76%, due 11/12/2004			1,127	1,127
1.80%, due 11/23/2004			2,243	2,243
Bank of the West Inc.
1.79%, due 11/10/2004			451	451
Den Danske Bank
1.64%, due 10/08/2004			451	451
Fortis Bank
1.69%, due 10/14/2004			225	225
1.73%, due 10/15/2004			451	451
Harris Trust & Savings Bank
1.76%, due 10/29/2004			451	451
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			1,578	1,578
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/15/2004			677	677
1.65%, due 10/29/2004			338	338
1.67%, due 11/02/2004			45	45
1.88%, due 12/23/2004			1,186	1,186
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			1,127	1,127
Master Notes	(0.6%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			902	902
2.01%, due 06/05/2005			1,353	1,353
Repurchase Agreements	(6.5%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $5,275 on 10/01/2004			5,275	5,275
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $2,300 on 10/01/2004			2,300	2,300
1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $2,399 on 10/18/2004			2,399	2,399
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $8,490 on 10/01/2004			8,490	8,490
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $4,509 on 10/01/2004			4,509	4,509

			Shares	Value
Investment Companies	(1.8%)
Money Market Funds	(1.8%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			1,729,168	$1,729
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			1,332,980	1,333
Merrimac Cash Fund-Premium Class

1-day yield of 1.47%	3,566,496	3,566

Total Security Lending Collateral (cost: $71,313 )		71,313

Total Investment Securities (cost: $403,352 )		$427,310

SUMMARY:
Investments, at value	118.4%	$427,310
Liabilities in excess of other assets	(18.4)%	(66,281)

Net assets	100.0%	$361,029

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 68,167.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 23,432, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $11,194 or 3.10% of the net assets of the Fund.

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(47.5%)
U.S. Treasury Bond
4.00%, due 02/15/2014		$1,750	$1,736
4.75%, due 05/15/2014 (a)		11,250	11,809
5.38%, due 02/15/2031 (a)		24,550	26,299
U.S. Treasury Note
1.50%, due 07/31/2005		5,000	4,975
3.50%, due 11/15/2006		13,000	13,228
4.38%, due 05/15/2007		11,000	11,439
3.00%, due 02/15/2008 (a)		9,000	9,005
3.38%, due 12/15/2008 (a)		4,000	4,025
4.00%, due 06/15/2009		10,000	10,291
3.50%, due 08/15/2009 (a)		2,000	2,012
US Treasury N/B
2.75% Dtd 6/30/04 Due 6/30/06 2.75%, due 06/30/2006 (a)		26,500	26,610

Total U.S. Government Obligations (cost: $ 120,274)			121,429

U.S. GOVERNMENT AGENCY OBLIGATIONS	(34.1%)
Fannie Mae
4.75%, due 01/02/2007		5,000	5,184
2.38%, due 02/15/2007 (a)		5,000	4,934
5.25%, due 08/01/2012 (a)		2,000	2,079
Fannie Mae - Conventional Pool
5.00%, due 05/01/2018		3,195	3,253
5.00%, due 04/01/2019		3,443	3,502
6.00%, due 10/01/2033		5,532	5,733
6.00%, due 01/01/2034		3,338	3,459
6.00%, due 01/01/2034		3,874	4,014
6.00%, due 04/01/2034		1,288	1,335
6.00%, due 08/01/2034		1,161	1,203
6.00%, due 09/01/2034		3,097	3,208
Fannie Mae - Gold Pool
5.00%, due 04/01/2018		5,914	6,020
Federal Home Loan Bank
3.63%, due 11/14/2008		15,000	15,063
3.00%, due 04/15/2009 (a)		13,000	12,662
Freddie Mac - Gold Pool
6.00%, due 11/01/2032		1,774	1,835
6.00%, due 09/01/2033		2,147	2,221
6.00%, due 01/01/2034		5,210	5,388
6.00%, due 06/01/2034		1,135	1,174
6.00%, due 08/01/2034		2,412	2,494
Ginnie Mae - FHA/VA Pool
6.00%, due 03/20/2034		2,279	2,362

Total U.S. Government Agency Obligations (cost: $ 87,718)			87,123

CORPORATE DEBT SECURITIES	(17.2%)
Amusement & Recreation Services	(0.3%)
MGM MIRAGE
5.88%, due 02/27/2014		750	722
Business Credit Institutions	(0.6%)
eircom Funding
8.25%, due 08/15/2013		1,500	1,643
Chemicals & Allied Products	(1.8%)
Dow Chemical Company (The)
7.00%, due 08/15/2005		4,540	4,706
Commercial Banks	(0.9%)
RBS Capital Trust I (c)
4.71%, due 12/29/2049		2,500	2,418
Communication	(1.0%)
Liberty Media Corporation
5.70%, due 05/15/2013		2,500	2,472
Communications Equipment	(2.0%)
Motorola, Inc.
4.61%, due 11/16/2007		5,000	5,137
Hotels & Other Lodging Places	(0.3%)
Park Place Entertainment Corporation
7.00%, due 04/15/2013		750	834
Insurance	(0.5%)
ACE Capital Trust II
9.70%, due 04/01/2030		1,000	1,375
Lumber & Wood Products	(1.1%)
Weyerhaeuser Company
7.38%, due 03/15/2032		2,500	2,869
Motion Pictures	(1.1%)
Time Warner Inc.
7.63%, due 04/15/2031		2,500	2,877
Oil & Gas Extraction	(1.8%)
Chesapeake Energy Corp
7.50%, due 06/15/2014		1,325	1,448
Husky Oil Ltd. (c)
8.90%, due 08/15/2028		2,615	3,027

Paper & Allied Products	(0.5%)
Westvaco Corporation
7.95%, due 02/15/2031		1,000	1,185
Personal Credit Institutions	(2.0%)
Capital One Bank
5.00%, due 06/15/2009		2,500	2,589
General Motors Acceptance Corporation
7.00%, due 02/01/2012		2,500	2,616
Petroleum Refining	(2.1%)
Amerada Hess Corporation
7.13%, due 03/15/2033		2,800	3,006
Suncor Energy Inc.
5.95%, due 12/01/2034		2,400	2,468
Telecommunications	(1.0%)
America Movil, SA de CV - 144A
5.50%, due 03/01/2014		2,750	2,658

Total Corporate Debt Securities (cost: $ 43,181)			44,050

SECURITY LENDING COLLATERAL	(26.7%)
Debt	(24.2%)
Bank Notes	(0.9%)
Bank of America Corporation
1.88%, due 10/19/2004		$216	$216
1.88%, due 12/23/2004		389	389
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		432	432
Deutsche Bank AG
1.70%, due 10/12/2004		1,296	1,296
Commercial Paper	(7.2%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		648	648
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		862	862
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		2,157	2,157
1.75%, due 10/18/2004		429	429
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		2,154	2,154
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		646	646
General Electric Capital Corporation
1.76%, due 10/21/2004		1,511	1,511

Grampian Funding LLC - 144A
1.78%, due 10/19/2004			1,080	1,080
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004			446	446
Morgan Stanley
1.96%, due 12/10/2004			2,807	2,807
1.96%, due 03/16/2005			2,721	2,721
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004			1,079	1,079
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004			648	648
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			648	648
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			575	575
Euro Dollar Overnight	(1.5%)
Dexia Bank SA
1.51%, due 10/01/2004			432	432
Fortis Bank
1.52%, due 10/01/2004			1,080	1,080
1.62%, due 10/05/2004			432	432
Wells Fargo & Company
1.60%, due 10/04/2004			1,935	1,935
Euro Dollar Terms	(5.2%)
Bank of Montreal
1.76%, due 10/25/2004			224	224
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			877	877
1.77%, due 10/25/2004			2,160	2,160
1.76%, due 11/12/2004			1,080	1,080
1.80%, due 11/23/2004			2,149	2,149
Bank of the West Inc.
1.79%, due 11/10/2004			432	432
Den Danske Bank
1.64%, due 10/08/2004			432	432
Fortis Bank
1.69%, due 10/14/2004			216	216
1.73%, due 10/15/2004			432	432
Harris Trust & Savings Bank
1.76%, due 10/29/2004			432	432
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			1,512	1,512
1.60%, due 10/15/2004			648	648
1.65%, due 10/29/2004			324	324
1.67%, due 11/02/2004			43	43
1.88%, due 12/23/2004			1,136	1,136
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			1,080	1,080
Master Notes	(0.8%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			864	864
2.01%, due 06/05/2005			1,296	1,296
Repurchase Agreements	(8.6%)	(b)

Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $5,052 on 10/01/2004		5,052	5,052
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $2,203 on 10/01/2004		2,203	2,203
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $2,297 on 10/01/2004		2,297	2,297
Merrill Lynch & Co., Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $8,133 on 10/01/2004		8,133	8,133
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $4,318 on 10/01/2004		4,318	4,318

		Shares	Value
Investment Companies	(2.5%)
Money Market Funds	(2.5%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%		1,656,415	$1,656
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		1,276,896	1,277
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		3,416,439	3,416

Total Security Lending Collateral (cost: $ 68,312)			68,312

Total Investment Securities (cost: $ 319,485)			$320,914

SUMMARY:
Investments, at value		125.5%	$320,914
Liabilities in excess of other assets		(25.5)%	(65,297)

Net assets		100.0%	$255,617

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 66,585.

(b)	Cash collateral for the Repurchase Agreements, valued at $ 22,446, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(c)	Securities are stepbonds, RBS Capital Trust I has a coupon rate of 4.71% until 07/01/2013, thereafter the coupon will become the three month LIBOR (London Inter bank Offer Rate) plus 186.5 B.P.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $13,382 or 5.24% of the net assets of the Fund.

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.3%)
U.S. Treasury Bond (d)
3.13%, due 04/15/2009 (b)	$800	$795
5.00%, due 08/15/2011 (b)	3,000	3,224
4.00%, due 02/15/2014	1,375	1,364
4.75%, due 05/15/2014	300	315
5.38%, due 02/15/2031 (b)	11,200	11,998
U.S. Treasury Note (d)
4.00%, due 06/15/2009	9,500	9,777

Total U.S. Government Obligations (cost: $ 26,479 )		27,473

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.7%)
Fannie Mae - Conventional Pool
6.00%, due 07/01/2017	3,438	3,608
6.00%, due 01/01/2018	3,510	3,683
5.00%, due 05/01/2018	1,643	1,673
5.00%, due 04/01/2019	1,772	1,803
6.50%, due 09/01/2033	6,572	6,901
6.00%, due 10/01/2033	1,596	1,654
6.00%, due 01/01/2034	1,617	1,676
6.00%, due 01/01/2034	3,424	3,548
6.00%, due 02/01/2034	905	937
6.50%, due 03/01/2034	4,755	4,992
6.00%, due 04/01/2034	3,702	3,834
6.00%, due 08/01/2034	967	1,002
6.00%, due 09/01/2034	4,523	4,685
Fannie Mae - Gold Pool
5.00%, due 04/01/2018	3,071	3,125
Freddie Mac - Gold Pool
5.50%, due 12/01/2018	930	962
5.50%, due 08/01/2019	2,890	2,989
7.00%, due 10/01/2028	1,132	1,203
6.50%, due 04/01/2029	1,147	1,206
6.00%, due 09/01/2033	1,959	2,026
6.50%, due 11/01/2033	8,506	8,932
6.00%, due 01/01/2034	2,754	2,848
6.00%, due 06/01/2034	946	979
6.00%, due 08/01/2034	3,029	3,132
Ginnie Mae - FHA/VA Pool
6.50%, due 10/15/2027	1,268	1,344
6.00%, due 02/20/2034	1,908	1,977
6.00%, due 08/20/2034	239	248

Total U.S. Government Agency Obligations (cost: $ 70,553 )		70,967

CORPORATE DEBT SECURITIES (19.8%)

Agriculture (0.2%)

Cargill, Incorporated
5.00%, due 11/15/2013	1,000	1,013

Amusement & Recreation Services (0.4%)

Disney (Walt) Company (The)
5.62%, due 12/01/2008	1,000	1,017

MGM MIRAGE
6.00%, due 10/01/2009	1,000	1,014

Automotive (0.6%)

General Motors Corporation
7.70%, due 04/15/2016	1,000	1,075

Honeywell International Inc.
6.88%, due 10/03/2005	2,000	2,081

Beverages (0.5%)

Bottling Group, LLC
2.45%, due 10/16/2006	2,000	1,979

Cia Brasileira de Bebidas—144A
8.75%, due 09/15/2013	500	565

Business Credit Institutions (0.2%)

eircom Funding
8.25%, due 08/15/2013	1,000	1,095

Business Services (1.1%)

Clear Channel Communications, Inc.
8.00%, due 11/01/2008	4,050	4,593

International Lease Finance Corporation
5.63%, due 06/01/2007	1,000	1,056

Chemicals & Allied Products (0.2%)

Nalco Company
7.75%, due 11/15/2011	1,000	1,060

Commercial Banks (1.2%)

Abbey National PLC (h)
7.00%, due 06/15/2049	2,000	2,150

Bank One Corporation
6.88%, due 08/01/2006	1,000	1,071

CS First Boston - 144A (g)
7.90%, due 05/01/2049	2,000	2,207

Wells Fargo & Company
6.25%, due 04/15/2008	530	578

Communication (1.2%)

Echostar DBS Corporation
5.75%, due 10/01/2008	550	553

Viacom Inc.
7.75%, due 06/01/2005	5,500	5,695

Communications Equipment (0.8%)

Motorola, Inc.
4.61%, due 11/16/2007	4,000	4,110

Food & Kindred Products (0.5%)

Michael Foods, Inc.
8.00%, due 11/15/2013	300	314

Sara Lee Corporation
6.95%, due 10/09/2006	1,000	1,073

Smithfield Foods Inc.
7.00%, due 08/01/2011	1,000	1,045

Food Stores (0.2%)

Stater Bros. Holdings Inc. - 144A
8.13%, due 06/15/2012	1,075	1,126

Furniture & Fixtures (0.8%)

Lear Corporation
7.96%, due 05/15/2005	3,775	3,893

Health Services (0.3%)

HCA Inc.
7.13%, due 06/01/2006	1,250	1,319

Holding & Other Investment Offices (0.6%)

EOP Operating Limited Partnership
8.38%, due 03/15/2006	3,050	3,276

Hotels & Other Lodging Places (0.1%)

Park Place Entertainment Corporation
7.00%, due 04/15/2013	450	501

Insurance (0.5%)

WellPoint Health Networks Inc.
6.38%, due 06/15/2006	2,400	2,531

Insurance Agents, Brokers & Service (0.2%)

Hartford Financial Services Group, Inc. (The) - 144A
4.63%, due 07/15/2013	1,000	982

Lumber & Wood Products (0.9%)

Weyerhaeuser Company
7.38%, due 03/15/2032	4,000	4,590

Metal Mining (0.1%)

Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	400	440

Motion Pictures (1.0%)

Time Warner Inc.
9.13%, due 01/15/2013	4,000	5,008

Oil & Gas Extraction (1.3%)

Chesapeake Energy Corp.
7.00%, due 08/15/2014	1,000	1,058

Enterprise Products Operating L.P.
5.60%, due 10/15/2014	2,050	2,066

Evergreen Resources, Inc.
5.88%, due 03/15/2012	1,000	1,030

Husky Oil Ltd. (g)
8.90%, due 08/15/2028	2,020	2,338

Personal Credit Institutions (1.3%)

Capital One Bank
5.00%, due 06/15/2009	2,000	2,071

General Electric Capital Corporation
8.85%, due 04/01/2005	3,000	3,093

General Motors Acceptance Corporation
6.75%, due 01/15/2006	2,000	2,086

Petroleum Refining (0.9%)

Amerada Hess Corporation
7.13%, due 03/15/2033	4,500	4,832

Primary Metal Industries (1.3%)

Alcoa Inc.
4.25%, due 08/15/2007	5,500	5,649

Noranda Inc. (b)
6.00%, due 10/15/2015	1,250	1,333

Printing & Publishing (1.5%)

Gannett Co., Inc.
5.50%, due 04/01/2007	3,000	3,166

News America Holdings Incorporated
7.75%, due 12/01/2045	4,200	4,977

Restaurants (0.2%) (0.4%)

Domino’s, Inc.
8.25%, due 07/01/2011	729	789

YUM! Brands, Inc.
7.70%, due 07/01/2012	1,000	1,188

Security & Commodity Brokers (0.4%)

E*TRADE Financial Corporation - 144A
8.00%, due 06/15/2011	1,000	1,040

Lehman Brothers Holdings Inc.
7.88%, due 08/15/2010	1,000	1,184

Telecommunications (0.4%)

America Movil, SA de CV - 144A
5.50%, due 03/01/2014	2,000	1,933

Millicom International Cellular - 144A
10.00%, due 12/01/2013	250	251

Transportation & Public Utilities (0.6%)

Magellan Midstream Partners, L.P.
6.45%, due 06/01/2014	3,100	3,259

Transportation Equipment (0.1%)

Bombardier Recreational Products - 144A (b)
8.38%, due 12/15/2013	250	263

Total Corporate Debt Securities (cost: $99,913 )		102,616

	Shares	Value
COMMON STOCKS (60.6%)
Amusement & Recreation Services (1.2%)
Disney (Walt) Company (The)	286,100	$6,452
Beverages (0.7%)
Coca-Cola Company (The)	90,000	3,605
Chemicals & Allied Products (2.8%)
Colgate-Palmolive Company	75,000	3,389
du Pont (E.I.) de Nemours and Company	125,000	5,350
Praxair, Inc.	132,000	5,642
Commercial Banks (9.7%)
Bank of America Corporation (d)	629,844	27,292
BB&T Corporation	46,000	1,826
Citigroup Inc.	100,000	4,412
Cullen/Frost Bankers, Inc.	85,000	3,950
Mellon Financial Corporation (d)	75,000	2,077
SouthTrust Corporation	76,000	3,166
Wells Fargo & Company (d)	120,000	7,155

Communication (0.8%)
Cox Communications, Inc. - Class A (a) (d)	120,000	3,976
Computer & Data Processing Services (3.9%)
Microsoft Corporation	725,000	20,046
Computer & Office Equipment (0.3%)
Sun Microsystems, Inc. (a)	330,000	1,333
Electronic & Other Electric Equipment (1.2%)
Cooper Industries, Inc. - Class A	40,000	2,360
General Electric Company	50,000	1,679
Hubbell Incorporated - Class B	45,000	2,017
Electronic Components & Accessories (1.7%)
Intel Corporation	334,500	6,710
Texas Instruments Incorporated	100,000	2,128
Food & Kindred Products (3.8%)
	325,000	15,288
Heinz (H.J.) Company	78,500	2,828
Sara Lee Corporation (b)	60,700	1,388
Holding & Other Investment Offices (1.4%)
Plum Creek Timber Company, Inc.	210,000	7,355
Insurance (1.3%)
American International Group, Inc.	78,925	5,366
St. Paul Companies, Inc. (The)	45,690	1,511
Life Insurance (0.2%)
Manulife Financial Corporation (b)	21,242	930
Lumber & Wood Products (0.6%)
Louisiana-Pacific Corporation (b)	120,000	3,114
Motion Pictures (3.7%)
Time Warner Inc. (a)	1,170,000	18,884
Oil & Gas Extraction (3.3%)
Anadarko Petroleum Corporation (d)	70,000	4,645
EOG Resources, Inc.	75,000	4,939
Schlumberger Limited	107,500	7,235
Paper & Allied Products (1.2%)
Kimberly-Clark Corporation	95,000	6,136
Petroleum Refining (3.0%)
BP PLC - ADR	110,000	6,328
Exxon Mobil Corporation	185,100	8,945
Pharmaceuticals (6.7%)
Bristol-Myers Squibb Co.	575,000	13,610
Merck & Co., Inc.	200,000	6,600
Pfizer Inc.	176,000	5,386
Schering-Plough Corporation	513,920	9,795
Railroads (1.2%)
Union Pacific Corporation	108,700	6,370
Savings Institutions (1.0%)
Washington Mutual, Inc.	136,500	5,334

Security & Commodity Brokers (2.3%)
Jefferies Group, Inc. (b)	175,000	6,032
Raymond James Financial, Inc.	210,525	5,078
T. Rowe Price Group, Inc.	20,000	1,019
Telecommunications (5.3%)
ALLTEL Corporation	178,900	9,823
Sprint Corporation (FON Group)	650,000	13,085
Verizon Communications, Inc.	110,000	4,332
U.S. Government Agencies (3.3%)
Fannie Mae	270,000	17,118

Total Common Stocks (cost: $ 294,611 )		313,039

	Principal	Value
SECURITY LENDING COLLATERAL (4.5%)
Debt (4.1%)
Bank Notes (0.2%)
Bank of America Corporation
1.88%, due 10/19/2004	$73	$73
1.88%, due 12/23/2004	131	131
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005	146	146
Deutsche Bank AG
1.70%, due 10/12/2004	438	438
Commercial Paper (1.2%)
Clipper Receivables Corp.
1.79%, due 11/12/2004	219	219
Compass Securitization LLC - 144A
1.75%, due 10/19/2004	291	291
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004	729	729
1.75%, due 10/18/2004	145	145
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004	728	728
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004	218	218
General Electric Capital Corporation
1.76%, due 10/21/2004	511	511
Grampian Funding LLC - 144A
1.78%, due 10/19/2004	365	365
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004	151	151
Morgan Stanley
1.96%, due 12/10/2004	949	949
1.96%, due 03/16/2005	919	919
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004	365	365
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004	219	219
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004	219	219
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004	194	194
Euro Dollar Overnight (0.3%)
Dexia Bank SA
1.51%, due 10/01/2004	146	146
Fortis Bank
1.52%, due 10/01/2004	365	365
1.62%, due 10/05/2004	146	146
Wells Fargo & Company
1.60%, due 10/04/2004	654	654

Euro Dollar Terms (0.9%)
Bank of Montreal
1.76%, due 10/25/2004	76	76
Bank of Nova Scotia (The)
1.75%, due 10/21/2004	296	296
1.77%, due 10/25/2004	730	730
1.76%, due 11/12/2004	365	365
1.80%, due 11/23/2004	726	726
Bank of the West Inc.
1.79%, due 11/10/2004	146	146
Den Danske Bank
1.64%, due 10/08/2004	146	146
Fortis Bank
1.69%, due 10/14/2004	73	73
1.73%, due 10/15/2004	146	146
Harris Trust & Savings Bank
1.76%, due 10/29/2004	146	146
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004	511	511
1.60%, due 10/15/2004	219	219
1.65%, due 10/29/2004	109	109
1.67%, due 11/02/2004	15	15
1.88%, due 12/23/2004	384	384
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004	365	365
Master Notes (0.1%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004	292	292
2.01%, due 06/05/2005	438	438
Repurchase Agreements (1.4%)(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,706 on 10/01/2004	1,706	1,706
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $744 on 10/01/2004	744	744
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $776 on 10/01/2004	776	776
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $2,747 on 10/01/2004	2,747	2,747
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,459 on 10/01/2004	1,459	1,459

	Shares	Value
Investment Companies (0.4%)
Money Market Funds (0.4%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%	559,658	$560
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%	431,429	431
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%	1,154,322	1,154

Total Security Lending Collateral (cost: $23,081 )		23,081

Total Investment Securities (cost: $514,637 )		$537,176

	Contracts(f)	Value
WRITTEN OPTIONS (-1.0%)
Covered Call Options (-0.4%)
Altria Group, Inc.
Call Strike $65.00,
Expires 01/22/2005	300	$(2)
Anadarko Petroleum Corporation
Call Strike $65.00,
Expire 11/20/2004	50	(16)
Cox Communications, Inc.
Call Strike $32.50,
Expires 03/19/2005	1,200	(221)
Bank of America Corporation
Call Strike $45.00,
Expires 01/22/2005	3,800	(1,424)
Mellon Financial Corporation
Call Strike $30.00,
Expires 03/19/2005	750	(56)
Wells Fargo & Company
Call Strike $60.00,
Expires 01/22/2005	800	(128)

Put Options (-0.6%)
Altria Group, Inc.
Put Strike $30.00,
Expires 01/22/2005	900	(14)
Altria Group, Inc.
Put Strike $35.00
Expires 03/19/2005	250	(18)
Altria Group, Inc.
Put Strike $40.00,
Expires 01/21/2006	1,000	(364)
American International Group, Inc.
Put Strike $60.00,
Expires 02/19/2005	350	(35)
American International Group, Inc.
Put Strike $65.00,
Expires 02/19/2005	75	(16)
Bank of America Corporation
Put Strike $32.50,
Expires 01/22/2005	400	(4)
Bristol-Myers Squibb Company
Put Strike $20.00,
Expires 01/21/2006	2,000	(240)
Bristol-Myers Squibb Company
Put Strike $20.00,
Expires 01/22/2005	500	(12)
Bristol-Myers Squibb Company
Put Strike $20.00,
Expires 3/19/2005	170	(6)
Bristol-Myers Squibb Company
Put Strike $25.00,
Expires 01/22/2005	200	(41)
ChevronTexaco Corporation
Put Strike $30.00,
Expires 01/22/2005	320	(1)
Cooper Industries, Ltd.
Put Strike 50,
Expires 04/16/2005	400	(35)
Cooper Industries, Ltd.
Put Strike 55,
Expires 01/22/2005	400	(55)
Dominion Resources, Inc.
Put Strike $50.00,
Expires 01/22/2005	935	(14)
Dominion Resources, Inc.
Put Strike $60.00,
Expires 01/22/2005	420	(25)
du Pont (E.I.) de Nemours and Company
Put Strike $35.00,
Expires 01/22/2005	300	(6)
Duke Energy Corporation
Put Strike $20.00,
Expires 01/22/2005	1,000	(23)
Exxon Mobil Corporation
Put Strike $40.00,

Expires 10/16/2004	300	(2)
Fannie Mae
Put Strike $60.00,
Expires 01/22/2005	250	(76)
Fannie Mae
Put Strike $60.00,
Expires 03/19/2005	60	(22)
Fannie Mae
Put Strike $60.00,
Expires 12/18/2004	230	(58)
Heinz (H.J.) Company
Put Strike $35.00,
Expires 01/22/2005	250	(21)
Jefferies Group, Inc.
Put Strike $30.00,
Expires 10/16/2004	750	(9)
Kimberly-Clark Coporation
Put Strike $45.00,
Expires 01/22/2005	800	(8)
Merck & Co, Inc.
Put Strike $40.00,
Expires 01/21/2006	400	(346)
Merck & Co, Inc.
Put Strike $40.00,
Expires 01/22/2005	200	(149)
Merck & Co, Inc.
Put Strike $40.00,
Expires 10/16/2004	100	(71)
Microsoft Corporation
Put Strike $15.00,
Expires 01/22/2005	600	(3)
Microsoft Corporation
Put Strike $25.00,
Expires 04/16/2005	2,000	(120)
Microsoft Corporation
Put Strike $25.00,
Expires 10/16/2004	250	(1)
PNC Financial Services Group, Inc. (The)
Put Strike $47.50,
Expires 02/19/05	1,000	(60)
PNC Financial Services Group, Inc. (The)
Put Strike $50.00,
Expires 02/19/05	1,000	(110)
Praxair, Inc.
Put Strike $35.00,
Expires 01/22/2005	730	(13)
Raymond James Financial, Inc.
Put Strike $22.50,
Expires 02/19/2005	2,000	(175)
Sara Lee Corporation
Put Strike $15.00,
Expires 01/22/2005	5	(e )
Sara Lee Corporation
Put Strike $15.00,
Expires 01/22/2005 (e)	1,860	(9)
Sara Lee Corporation
Put Strike $20.00,
Expires 01/21/2006	600	(51)
Sara Lee Corporation
Put Strike $22.50,
Expires 04/16/2005	600	(65)
Schering-Plough Corporation
Put Strike $15.00,
Expires 01/21/2006	650	(52)
Sprint Corporation (FON Group)
Put Strike $15.00,
Expires 02/19/2005	40	(e )
Sprint Corporation (FON Group)
Put Strike $15.00,
Expires 02/19/2005 (e)	85	(1)
Sprint Corporation (FON Group)
Put Strike $15.00,
Expires 11/20/2004	3,000	(15)
Sprint Corporation (FON Group)
Put Strike $17.50,
Expires 02/19/2005	125	(4)
Sun Microsystems, Inc.
Put Strike $5.00,

Expires 01/22/2005	3,000	(323)
Time Warner, Inc.
Put Strike $12.50,
Expires 01/22/2005	740	(6)
Time Warner, Inc.
Put Strike $15.00,
Expires 01/22/2005	260	(9)
Time Warner, Inc.
Put Strike $15.00,
Expires 04/16/2005	2,000	(120)
Walt Disney Company (The)
Put Strike $22.50,
Expires 1/22/2005	1,600	(196)
Washington Mutual, Inc.
Put Strike $30.00,
Expires 01/21/2006	1,300	(163)

Total Written Options (premium: $ 6,111 )		(5,014)

SUMMARY:
Investments, at value	103.9%	$537,176
Written Options	(1.0)%	(5,014)
Liabilities in excess of other assets	(2.9)%	(15,054)

Net assets	100.0%	$517,108

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan (see Note 1). The value at September 30, 2004, of all securities on loan is $ 22,413.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 7,584, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	At September 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at September 30, 2004, is $ 56,626.

(e)	Value is less than $ 1.

(f)	Contract Amounts are not in thousands.

(g)	Securities are stepbonds. CS First Boston has a coupon rate of 7.90% until 05/01/2007, thereafter the coupon will reset every five years at the five year current month treasury plus 200 bp, if not called.

(h)	Securities are stepbonds. Abbey National PLC has a coupon rate of 7.35% until 10/15/2006, thereafter the coupon rate will reset every five years at the five year current month treasury plus 171 bp, if not settled.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $11,991 or 2.32% of the net assets of the Fund.

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(0.0%)
Australia	(0.0%)
CFS Gandel Retail Trust		20,864	$23
General Property Trust - Units		26,184	70
Stockland Trust Group - new		465	2
Ireland	(0.0%)
Grafton Group PLC - Units		1,300	12
Switzerland	(0.0%)
Compagnie Financiere Richemont AG - Units		3,330	92

Total Convertible Preferred Stocks (cost: $ 158 )			199

PREFERRED STOCKS	(1.3%)
Australia	(0.1%)
News Corporation Limited (The)		26,813	211
Brazil	(1.0%)
Aracruz Celulose SA		14,000	46
Banco Bradesco SA		2,000	105
Banco Itau Holding Financeira SA		1,382,000	153
Brasil Telecom Participacoes SA		7,656,000	50
Caemi Mineracao e Metalurgia SA		54,000	34
Centrais Eletricas Brasileiras SA (Eletrobras)		3,855,000	58
Companhia de Bebidas das Americas		560,000	126
Companhia Energetica de Minas Gerais		3,206,000	68
Companhia Vale do Rio Doce		19,000	366
Embratel Participacoes SA		6,844,000	16
Empresa Brasileira de Aeronautica SA (Embraer)		11,000	72
Gerdau SA		5,000	81
Klabin SA		20,000	33
Petroleo Brasileiro SA		18,000	591
Sadia SA		16,000	30
Tele Centro Oeste Celular Participacoes SA		7,845,329	27
Tele Norte Leste Participacoes S.A.		9,262	122
Telesp Celular SA		13,768,000	34
Usinas Siderurgicas de Minas Gerais SA		3,000	47
Votorantim Celulose e Papel SA		534,000	37
Germany	(0.2%)
Henkel KGaA		847	62
Porsche AG		299	194
ProSiebenSat.1 Media AG		1,925	35
RWE AG		256	10
Volkswagen AG		2,426	66

Thailand	(0.0%)
Siam Commercial Bank Public Company Limited		27,281	30

Total Preferred Stocks (cost: $ 2,341 )			2,704

COMMON STOCKS	(91.1%)
Australia	(2.1%)
Alumina Limited		15,409	63
Amcor Limited		11,244	58
AMP Limited		17,588	79
Ansell Limited		1,835	12
Australia and New Zealand Banking Group Limited		19,122	264
Australian Gas Light Company (The)		6,149	59
BHP Billiton Limited		47,139	490
BHP Steel		11,640	73
Boral Limited		8,299	41
Brambles Industries Limited (b)		13,092	67
CFS Gandel Retail Trust (a)		754	1
Coca-Cola Amatil Limited		6,666	34
Coles Myer Limited		14,206	96
Commonwealth Bank of Australia		15,801	346
CSL Limited		939	19
CSR Limited		17,529	31
Foster’s Group Limited		26,998	93
Insurance Australia Group Limited		22,476	85
Investa Property Group		16,964	25
John Fairfax Holdings Limited		12,886	35
Leighton Holdings Limited		2,375	16
Lend Lease Corporation Limited		5,484	45
Macquarie Bank Limited		2,764	73
Macquarie Infrastructure Group		25,282	69
Mayne Group Limited		11,908	34
Mirvac Group		10,491	33
National Australia Bank Limited		19,932	390
Newcrest Mining Limited		4,854	53
News Corporation Limited (The) (b)		18,808	155
Orica Limited		4,055	51
Origin Energy Limited		4,142	18
PaperlinX Limited		5,615	22
Patrick Corporation Limited		8,286	34
Prime Retail, Inc.		9,745	32
QBE Insurance Group Limited		8,821	84
Rinker Group Limited		12,908	81
Rio Tinto Limited		4,066	112
Santos Limited		8,266	44
Sonic Healthcare Limited		1,814	13
Southcorp Limited (a)		9,419	23
Stockland Trust Group		13,176	54
Suncorp-Metway Limited		7,099	79
TABCORP Holdings Limited		5,234	58
Telestra Corporation Limited		28,548	96
Transurban Group		7,311	29
Wesfarmers Ltd.		4,969	115
Westfield Group Miscellaneous (a)		14,369	158
Westpac Banking Corporation		22,346	287
WMC Resources Ltd.		15,663	61
Woodside Petroleum Ltd.		6,304	89
Woolworths Limited		13,072	129
Austria	(0.7%)
Bank Austria Creditanstalt		1,487	105
Boehler-Uddeholm AG		377	35
Erste Bank der oesterreichischen Sparkassen AG		10,396	433
Flughafen Wien AG		989	60
Mayr-Melnhof Karton AG - ADR		397	56
OMV AG		900	207
RHI AG		775	17
Telekom Austria AG		19,849	278
VA Technologie AG (a)		573	34
voestalpine AG		1,550	88
Wienerberger AG		2,675	100

Belgium	(0.8%)
Agfa-Gevaert N.V.		4,067	118
Bekaert NV		153	10
Belgacom SA (a)		977	35
Delhaize Group		487	31
Dexia (b)		18,356	343
Electrabel SA		407	146
Fortis		25,919	617
Interbrew (b)		239	8
Kredietbank SA Luxembourgeoise		2,533	165
Solvay SA		1,236	114
UCB SA		2,468	131
Bermuda	(0.1%)
Cheung Kong Infrastructure Holdings Limited		14,000	36
Esprit Holdings Limited		21,500	109
Li & Fung Limited		40,000	57
SCMP Group Limited		10,000	4
Yue Yuen Industrial (Holdings) Limited		11,500	30
Brazil	(0.1%)
Cia Siderurgica Nacional Sa Foreign Common Stock		4,000	62
Companhia Brasileira - ADR		500	10
Companhia Siderurgica de Tubarao		468,000	20
Souza Cruz SA		3,000	32
Unibanco - Union of Brazilian Banks SA - GDR		2,500	61
China	(1.1%)
Aluminum Corporation of China Limited - H Shares		152,000	98
Angang New Steel Company Limited		42,000	20
Beijing Capital International Airport Company Limited - H Shares		62,000	22
Beijing Datang Power Generation Company Limited - H Shares		66,000	54
BYD Company Limited		7,000	21
China Life Insurance Company Limited - H Shares (a)		345,000	221
China Oilfield Services Limited		72,000	21
China Petroleum & Chemical Corporation (Sinopec) - H Shares		778,000	317
China Shipping Container Lines Co., Ltd - H Shares (a)		99,000	43
China Shipping Development Co., Ltd. - H Shares		60,000	51
China Southern Airlines Company Limited - H Shares (a)		54,000	20
China Telecom Corporation, Ltd.		642,000	208
Huaneng Power International, Inc.		142,000	115
Jiangsu Expressway Company Limited - H Shares		56,000	24
Jiangxi Copper Co. Ltd. - H Shares		54,000	32
Mannshan Iron and Steel Company Limited		80,000	35
PetroChina Company Limited		814,000	436
PICC Property and Casualty Company Limited - H Shares (a)		160,000	56
Ping An Insurance (Group) Company of China, Ltd. - H Shares (a)		121,500	178
Shandong International Power Development Company Limited - H Shares		66,000	22
SINOPEC Shanghai Petrochemical Company Limited		108,000	41
Sinopec Zhenhai Refining and Chemical Company Limited		34,000	36
Sinotrans Limited - H Shares		83,000	29
Weiqiao Textile Company Limited		16,000	26
Yanzhou Coal Mining Company Limited - H Shares		56,000	73
Zhejiang Expressway Company Limited - H Shares		66,000	43
Denmark	(0.4%)
Danske Bank Aktieselskab		13,439	353
Group 4 Securicor PLC (a)		400	3
ISS A/S		300	16
Novo Nordisk A/S - Class B		7,600	416
Novozymes A/S - B Shares		386	17
Tele Danmark A/S		900	32
Vestas Wind Systems A/S (a)		700	10
Finland	(1.2%)
Fortum Oyj		5,628	79
Kesko Oyj - B Shares		2,781	61
KONE Oyj - B Shares		1,113	67
Metso Corporation		5,191	67
Nokia Corporation		120,310	1,657
Outokumpu Oyj		2,864	49

Sampo PLC - A Shares		5,200	57
Stora Enso Oyj - R Shares		10,924	148
TietoEnator Corporation		2,227	65
UPM-Kymmene Oyj		8,286	158
Uponor Oyj		367	13
Wartsila Oyj - B Shares		834	20
France	(8.6%)
Accor SA		5,977	233
Air Liquide		3,392	532
Alcatel - Class A (a) (b)		31,122	364
Alstom (a)		1,315	1
Atos Origin SA (a)		318	18
Autoroutes du Sud de la France		400	18
AXA		51,004	1,032
BNP Paribas SA		21,649	1,399
Bouygues SA		13,825	519
Business Objects SA (a)		968	22
Cap Gemini SA (a)		3,481	82
Carrefour SA		12,312	579
CNP Assurances SA		1,743	113
Compagnie de Saint-Gobain		11,030	566
Compagnie Generale des Etablissements Michelin - Class B		3,364	171
Credit Agricole SA		8,978	245
Dassault Systemes SA (b)		903	42
Essilor International SA		1,232	79
Etablissements Economiques du Casino Guichard-Perrachon SA		1,334	102
France Telecom		38,856	968
Groupe Danone		4,588	361
Imerys SA		1,340	89
Lafarge SA		4,689	410
Lagardere SCA		4,030	250
L’Oreal SA		1,023	67
LVMH Moet Hennessy Louis Vuitton SA		12,155	812
Pernod Ricard		175	23
Pinault-Printemps-Redoute SA		228	21
PSA Peugeot Citroen SA		4,751	293
Publicis Groupe SA		2,677	77
Renault SA		4,329	354
Sagem SA		451	43
Sanofi-Synthelabo (b)		32,772	2,378
Schneider Electric SA		4,827	312
Societe BIC		1,450	67
Societe Generale - Class A		8,496	752
Sodexho Alliance		3,590	95
Suez SA		18,708	401
Technip SA		117	19
Television Francaise 1 (b)		3,253	92
Thales SA		5,260	175
Thomson (e)		7,088	—
THOMSON multimedia SA		7,088	148
Total Fina Elf SA (b)		13,686	2,789
Unibail		483	58
Valeo SA		1,708	63
Vinci SA		2,013	232
Vivendi Environnement (b)		4,245	122
Vivendi Universal SA (a)		25,626	657
Zodiac SA		305	11
Germany	(6.3%)
adidas-Salomon AG		882	123
Allianz AG - Registered Shares		10,061	1,011
Altana AG		2,191	128
BASF AG		10,120	595
Bayer AG		12,461	341
Bayerische Hypo - und Vereinsbank AG (a)		20,434	390
Beiersdorf AG		2,238	212
Celesio AG		695	47
Commerzbank AG (a)		24,616	458
Continental AG		3,707	202
DaimlerChrysler AG - Registered Shares		20,507	845
Deutsche Bank AG		18,817	1,350
Deutsche Borse AG (b)		5,435	275
Deutsche Lufthansa AG - Registered Shares (a)		3,987	47
Deutsche Post AG - Registered Shares		14,533	282

Deutsche Telekom AG (a) (b)		76,354	1,417
Douglas Holding AG		1,005	30
E.ON AG		18,359	1,351
EPCOS AG (a)		918	14
Fresenius Medical Care AG (b)		1,266	97
HeidelbergCement AG		827	39
Infineon Technologies AG (a)		10,438	107
KarstadtQuelle AG		784	12
Linde AG		2,534	146
MAN AG		2,792	95
Merck KGaA		1,415	80
METRO AG		3,455	154
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe) - Registered Shares		2,339	225
Preussag AG		2,982	56
PUMA AG Rudolf Dassler Sport		257	69
RWE AG		9,380	448
SAP AG		3,556	554
Schering AG		4,061	256
Siemens AG - Registered Shares		19,788	1,450
ThyssenKrupp AG		8,468	164
Volkswagen AG (b)		5,515	212
Greece	(0.2%)
Alpha Bank SA		4,440	113
EFG Eurobank Ergasias SA		3,089	71
National Bank of Greece SA		6,722	163
Titan Cement Company SA		700	18
Hong Kong	(1.4%)
Bank of East Asia, Limited		35,841	101
Boc Hong Kong (Holdings) Limited		65,500	120
Cathay Pacific Airways Limited		25,000	43
Cheung Kong (Holdings) Limited		37,000	317
CLP Holdings Limited		43,000	246
Hang Lung Properties Limited		30,000	44
Hang Seng Bank Limited		17,300	231
Henderson Land Development Company Limited		17,000	81
Hong Kong and China Gas Company Limited (The)		95,000	177
Hong Kong Exchanges & Clearing Limited		25,000	57
Hongkong Electric Holdings Limited		34,000	151
Hopewell Holdings Limited		8,000	17
Hutchison Whampoa Limited		53,900	422
Hutchison Whampoa Limited (e)-warrants		1	—
Hysan Development Company Limited		6,133	11
Johnson Electric Holdings Limited		36,000	35
MTR Corporation		34,386	52
New World Development Company Limited		33,665	32
PCCW Limited (a)		77,200	51
Shangri-La Asia Limited		22,833	25
Sino Land Company Limited		24,530	18
Sun Hung Kai Properties Limited		33,000	311
Swire Pacific Limited - Class A		23,000	160
Techtronic Industries Company Limited		24,000	47
Television Broadcasts Limited		4,000	18
Wharf (Holdings) Limited (The)		30,000	101
India	(0.0%)
UltraTech Cemco Ltd.		2,084	23
Ireland	(0.6%)
Allied Irish Banks, PLC		21,569	364
Bank of Ireland		25,198	340
CRH PLC (IRE)		3,725	89
DCC PLC		650	12
Elan Corporation PLC (a)		11,500	269
Independent News & Media PLC		4,300	11
Irish Life & Permanent PLC		6,149	99
Italy	(1.8%)
Alleanza Assicurazioni SpA		4,855	56
Assicurazioni Generali SpA		10,801	297
Autogrill SpA (a)		1,380	20

Banca Fideuram SpA		2,009	9
Banca Intesa SpA		56,951	216
Banca Intesa SpA - RNC		3,509	10
Banca Monte dei Paschi di Siena SpA		3,766	11
Banca Nazionale del Lavoro SpA (a) (b)		5,325	12
Banca Popolare di Milano Scarl		1,170	7
Banco Popolare di Verona e Novara S.c.r.l.		5,709	100
Benetton Group SpA		1,244	15
Enel SpA		16,907	138
ENI - Ente Nazionale Idrocarburi		26,131	586
Fiat SpA (a)		4,419	32
Finmeccanica SpA		31,689	22
Italcementi SpA		815	12
Mediaset S.p.A.		9,397	107
Mediobanca - Banca di Credito Finanziario SpA		3,148	41
Mediolanum SpA		1,510	9
Pirelli & C. Accomandita per Azioni		21,934	23
Riunione Adriatica di Sicurta SpA		1,994	38
Sanpaolo IMI SpA		21,793	246
SEAT Pagine Gialle SpA		28,748	9
Telecom Italia Mobile SpA		87,774	474
Telecom Italia - RNC		126,033	290
Telecom Italia SpA		206,977	639
Tiscali SpA (a)		1,598	6
UniCredito Italiano SpA		70,650	356
Japan	(24.3%)
ACOM Co., Ltd.		1,200	74
Advantest Corporation		2,100	125
AEON Co., Ltd.		6,500	105
AEON Co., Ltd. (a)		6,500	104
AIFUL Corporation		700	69
Ajinomoto Co., Inc.		25,000	286
Alps Electric Co., Ltd.		5,000	60
Amada Co., Ltd.		7,000	37
Asahi Breweries, Ltd.		12,500	127
Asahi Glass Company, Limited		42,000	382
Asahi Kasie Corporation		48,000	207
Asatsu-DK Inc.		1,000	28
BELLSYSTEM24, Inc.		80	20
Benesse Corporation		2,300	64
Bridgestone Corporation		27,000	501
Canon Inc.		25,200	1,185
CASIO Computer Co., Ltd.		15,000	177
Central Japan Railway Company		54	425
Chubu Electric Power Company, Incorporated		5,700	121
Chugai Pharmaceutical Co., Ltd.		8,800	127
Citizen Watch Co., Ltd.		8,000	78
Credit Saison Co., Ltd.		2,300	71
CSK Corporation		1,900	75
Dai Nippon Printing Co., Ltd.		17,000	227
Daicel Chemical Industries, Ltd.		5,000	25
Daiichi Pharmaceutical Co., Ltd.		6,600	114
Daikin Industries, Ltd.		5,000	121
Daimaru, Inc. (The)		12,000	92
Dainippon Ink and Chemicals, Incorporated		30,000	66
Daito Trust Construction Co., Ltd.		4,000	162
Daiwa House Industry Co., Ltd.		23,000	225
Daiwa Securities Group Inc.		85,000	539
Denki Kagaku Kogyo Kabushiki Kaisha		15,000	46
Denso Corporation		22,700	537
Dowa Mining Co., Ltd.		8,000	54
East Japan Railway Company		120	621
Ebara Corporation		11,000	47
Eisai Company, Ltd.		7,700	210
FamilyMart Co., Ltd.		1,900	51
FANUC LTD		6,400	337
Fast Retailing Co., Ltd.		2,400	163
Fuji Photo Film Co., Ltd.		17,000	559
Fuji Television Network, Inc.		6	12
Fujikura Ltd.		6,000	25
Fujisawa Pharmaceutical Company Limited		4,500	102
Fujitsu Limited		50,000	289
Furukawa Electric Co., Ltd. (The) (a)		20,000	78
Hankyu Department Stores, Inc.		1,000	7
Hirose Electric Co., Ltd.		900	82

Hitachi, Ltd.	96,000	580
Honda Motor Co., Ltd.	29,400	1,425
Hoya Corporation	3,300	346
Isetan Co., Ltd.	8,400	86
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	29,000	42
ITOCHU Corporation (a)	40,000	171
Ito-Yokado Co., Ltd.	10,000	343
Japan Airlines Company, Ltd. (a)	33,000	90
Japan Real Estate Investment Corporation - REIT	10	79
Japan Tobacco Inc.	20	167
JFE Holdings, Inc.	17,400	496
JGC Corporation	3,000	31
JSR Corporation	5,500	89
Kajima Corporation	40,000	131
Kaken Pharmaceutical Co., Ltd.	1,000	6
Kaneka Corporation	8,000	79
Kansai Electric Power Company, Incorporated (The)	17,200	303
Kao Corporation	23,000	508
Kawasaki Heavy Industries, Ltd.	25,000	38
Kawasaki Kisen Kaisha, Ltd.	1,000	7
Keihin Electric Express Railway Co., Ltd. (b)	12,000	68
Keio Electric Railway Co., Ltd.	6,000	31
Keyence Corporation	900	189
Kikkoman Corporation	3,000	26
Kinki Nippon Railway Co., Ltd. (b)	53,000	178
Kirin Brewery Company, Limited	33,000	285
Kobe Steel, Ltd.	10,000	15
Kokuyo Co., Ltd.	3,400	36
Komatsu Ltd.	37,000	238
Konami Company Ltd.	3,200	71
Konica Corporation	12,000	164
Kubota Corporation	53,000	250
Kuraray Co., Ltd.	14,000	105
Kurita Water Industries Ltd.	1,000	14
Kyocera Corporation	5,000	352
Kyowa Hakko Kogyo Co., Ltd.	12,000	78
Kyushu Electric Power Company, Incorporated	3,300	62
Lawson, Inc.	1,800	62
Mabuchi Motor Co., Ltd.	900	65
Marubeni Corporation	42,000	111
Marui Co., Ltd.	15,300	192
Matsushita Electric Industrial Co., Ltd.	66,000	881
Matsushita Electric Works, Ltd.	5,000	40
Meiji Seika Kaisha, Ltd.	6,000	24
Meitec Corporation	900	32
Millea Holdings, Inc.	43	554
Minebea Co., Ltd.	7,000	29
Mitsubishi Chemical Corporation	65,000	197
Mitsubishi Corporation	39,000	422
Mitsubishi Electric Corporation	66,000	313
Mitsubishi Estate Company, Limited	57,000	595
Mitsubishi Heavy Industries, Ltd.	117,000	330
Mitsubishi Logistics Corporation	3,000	26
Mitsubishi Materials Corporation	4,000	8
Mitsubishi Rayon Company, Limited	20,000	66
Mitsubishi Tokyo Financial Group, Inc.	194	1,619
Mitsui & Co., Ltd.	42,000	352
Mitsui Chemicals, Inc.	21,000	104
Mitsui Fudosan Co., Ltd.	40,000	416
Mitsui Mining & Smelting Co., Ltd.	23,000	90
Mitsui O.S.K. Lines, Ltd.	3,000	18
Mitsui Sumitomo Insurance Co., Ltd.	81,000	668
Mitsui Trust Holdings, Inc.	54,000	341
Mitsukoshi, Ltd.	23,000	115
Mizuho Financial Group, Inc.	219	823
Murata Manufacturing Company, Ltd.	6,800	327
NEC Corporation	47,000	281
Net One Systems Co., Ltd.	18	67
NGK Insulators, Ltd.	15,000	126
NGK Spark Plug Co., Ltd.	10,000	104
Nidec Corporation	1,300	127
Nikko Cordial Corporation	32,000	130
Nikon Corporation (b)	8,000	75
Nintendo Co., Ltd.	3,900	477
Nippon Building Fund Inc. - REIT	10	79
Nippon Express Co., Ltd.	32,000	155
Nippon Meat Packers, Inc.	6,000	80

Nippon Mining Holdings, Inc.	11,000	56
Nippon Oil Corporation	59,000	372
Nippon Sheet Glass Company, Limited	10,000	33
Nippon Steel Corporation	246,000	585
Nippon Telegraph and Telephone Corporation	196	781
Nippon Unipac Holding	32	140
Nippon Yusen Kabushiki Kaisha	42,000	217
Nissan Chemical Industries, Ltd.	5,000	38
Nissan Motor Co., Ltd.	84,900	925
Nisshin Seifun Group Inc.	3,000	29
Nisshin Steel Co., Ltd.	3,000	7
Nissin Food Products Co., Ltd.	2,400	59
Nitto Denko Corporation	5,800	267
Nomura Research Institute, Ltd.	800	64
Nomura Securities Co., Ltd. (The)	64,000	822
NSK Ltd.	24,000	103
NTN Corporation	12,000	64
NTT DATA Corporation	44	116
NTT DoCoMo, Inc.	265	450
Obayashi Corporation	17,000	85
Oji Paper Co., Ltd.	44,000	249
Oki Electric Industry Company, Limited (a)	21,000	65
Olympus Optical Co., Ltd.	3,000	58
Omron Corporation	7,700	170
Onward Kashiyama Co., Ltd.	6,000	83
Oracle Corporation Japan	1,200	59
Oriental Land Co., Ltd.	2,500	151
ORIX Corporation	1,300	133
Osaka Gas Co., Ltd.	45,000	123
Pioneer Corporation	5,900	123
Promise Company Limited	1,500	98
Ricoh Company, Ltd.	20,000	377
Rohm Company, Ltd.	3,200	322
Sankyo Company, Ltd.	14,800	313
SANYO Electric Co., Ltd.	53,000	172
Secom Co., Ltd.	5,500	191
Seiko Epson Corporation	2,900	124
Sekisui Chemical Co., Ltd.	10,000	69
Sekisui House, Ltd.	24,000	229
Seven-Eleven Japan Co., Ltd.	12,240	350
Sharp Corporation	28,000	385
Shimachu Co., Ltd.	1,900	46
Shimamura Co., Ltd.	1,300	87
Shimano, Inc.	3,500	89
Shimizu Corporation	31,000	123
Shin-Etsu Chemical Co., Ltd.	12,800	460
Shionogi & Co., Ltd.	10,000	143
Shiseido Company, Limited	12,000	148
Showa Denko K.K.	7,000	17
Showa Shell Sekiyu K.K.	5,700	51
Skylark Co., Ltd.	4,500	75
SMC Corporation	2,300	220
SOFTBANK Corp. (b)	7,100	329
Sompo Japan Insurance, Inc.	28,000	237
Sony Corporation	25,200	860
Stanley Electric Co., Ltd.	1,000	14
Sumitomo Bakelite Company Limited	5,000	30
Sumitomo Chemical Company, Limited	55,000	261
Sumitomo Corporation	25,000	186
Sumitomo Electric Industries, Ltd.	18,000	160
Sumitomo Metal Industries, Ltd.	24,000	29
Sumitomo Metal Mining Co., Ltd.	19,000	132
Sumitomo Mitsui Financial Group, Inc. (b)	123	703
Sumitomo Realty & Development Co., Ltd.	20,000	213
Sumitomo Trust and Banking Company, Limited (The)	55,000	326
Taiheiyo Cement Corporation	7,000	16
Taisei Corporation	3,000	10
Taisho Pharmaceutical Co., Ltd.	9,000	167
Taiyo Yuden Co., Ltd.	3,000	31
Takara Holdings Inc.	3,000	18
Takashimaya Company, Limited	13,000	108
Takeda Pharmaceutical Company Limited	27,200	1,235
Takefuji Corporation	1,100	70
Takuma Co., Ltd.	1,000	7
TDK Corporation	3,500	233
Teijin Limited	32,000	114
Teikoku Oil Co., Ltd.	5,000	28

Terumo Corporation		7,100	162
THK Co., Ltd.		500	8
TIS Inc.		1,100	37
Tobu Railway Co., Ltd.		33,000	121
Toho Co., Ltd.		2,600	37
Tohoku Electric Power Company, Incorporated		9,400	155
Tokyo Broadcasting System, Inc.		2,300	36
Tokyo Electron Limited		4,500	219
Tokyo Gas Co., Ltd.		51,000	181
Tokyu Corporation		33,000	150
TonenGeneral Sekiyu K.K.		3,000	26
Toppan Printing Co., Ltd.		15,000	147
Toray Industries, Inc.		47,000	218
Toshiba Corporation		91,000	335
Tosoh Corporation		19,000	77
Tostem Inax Holding Corporation		6,000	110
TOTO LTD.		16,000	139
Toyko Electric Power Company, Incorporated (The)		25,600	551
Toyo Seikan Kaisha, Ltd.		6,000	93
Toyoda Gosei Co., Ltd.		300	6
Toyota Industries Corporation		2,600	59
Toyota Motor Corporation		92,000	3,524
Trend Micro Incorporated		3,000	129
UFJ Holdings, Inc. (a)		174	763
Uni-Charm Corporation		1,200	59
UNY Co., Ltd.		4,000	41
USS Co., Ltd.		2,000	151
Wacoal Corp.		1,000	10
West Japan Railway Company		10	39
World Co., Ltd.		800	22
Yahoo Japan Corporation		28	124
Yahoo Japan Corporation (a)		28	125
Yakult Honsha Co., Ltd.		3,000	46
Yamada Denki Co., Ltd.		4,300	148
Yamaha Corporation		3,400	52
Yamaha Motor Co., Ltd.		1,000	15
Yamanouchi Pharmaceutical Co., Ltd.		11,200	362
Yamato Transport Co., Ltd.		9,000	124
Yamazaki Baking Co., Ltd.		3,000	26
Yokogawa Electric Corporation		6,000	69
Luxembourg	(0.1%)
Arcelor		5,918	109
Malysia	(0.7%)
AMMB Holdings Berhad		57,200	50
Berjaya Sports Toto Berhad		30,000	31
British American Tobacco (Malaysia) Berhad		6,700	82
Commerce Asset-Holding Berhad		54,500	65
Gamuda Berhad		17,100	23
Genting Berhad		14,600	65
Hong Leong Bank Berhad		29,300	40
IOI Corporation Berhad		29,000	71
Kuala Lumpur Kepong Berhad		15,700	28
Magnum Corporation Berhad		26,100	17
Malakoff Berhad		24,000	40
Malayan Banking Berhad		69,300	201
Malaysia International Shipping Corporaton Berhad		22,200	75
Maxis Communications Berhad		29,000	65
Nestle (Malaysia) Berhad		4,000	24
O.Y.L. Industries Berhad		3,300	32
Petronas Gas Berhad		6,000	11
PLUS Expressways Berhad		67,000	44
Proton Holdings Berhad		11,000	24
Public Bank Berhad		40,800	76
Resorts World Berhad		19,000	50
RHB Capital Berhad		54,000	29
Sime Darby Berhad		56,000	85
SP Setia Berhad		30,300	30
Telekom Malaysia Berhad		34,000	100
Tenaga Nasional Berhad		35,500	103
YTL Corporation Berhad		34,000	39

Netherlands	(4.5%)
ABN AMRO Holding NV		48,544	1,103
Akzo Nobel NV		6,339	224
ASM Lithography Holding NV (a) (b)		13,698	176
DSM NV		1,126	59
Elsevier NV		16,671	215
Euronext NV		2,408	69
European Aeronautic Defence and Space Company EADS NV (b)		8,065	214
Hagemeyer NV (a)		2,015	4
Heineken NV		15,516	467
ING Groep NV		57,234	1,446
James Hardie Industries NV		6,580	27
Koninklijke KPN NV		52,323	392
Koninklijke Philips Electronics NV		38,712	887
Oce N.V.		2,157	34
Royal Dutch Petroleum Company		47,382	2,441
STMicroelectronics NV (a)		17,321	299
TPG NV		17,017	416
Unilever NV - CVA (b)		13,439	773
Vedior NV - CVA		5,769	89
VNU NV (b)		4,413	113
Wolters Kluwer NV		9,516	160
New Zealand	(0.0%)
Carter Holt Harvey Limited		11,175	17
Telecom Corporation of New Zealand Limited		4,880	19
Norway	(0.2%)
Dnb Holding ASA		6,204	49
Norsk Hydro ASA		2,838	207
Norske Skogindustrier ASA		1,800	32
Orkla ASA		2,230	62
Statoil ASA		1,100	16
Tandberg ASA		400	4
Telenor ASA		4,000	30
Tomra Systems ASA		2,131	8
Yara International ASA (a)		2,838	30
Portugal	(0.2%)
Banco Comercial Portugues SA		46,026	100
EDP - Electricidade de Portugal, SA		548	2
Portugal Telecom, SGPS, SA - Registered Shares		19,113	211
PT Multimedia		238	5
Russia	(0.5%)
Lukoil Oil Company - ADR		3,400	422
Mining and Metallurgical Company Norilsk Nickel - ADR		2,100	134
OAO Gazprom - ADR (a)		2,060	74
OAO Rostelecom - ADR		3,800	51
OAO Tatneft - ADR		1,900	60
OJSC Surgutneftegas - ADR		3,700	178
RAO Unified Energy System of Russia - ADR		2,300	67
Surgutneftegaz - ADR		2,600	95
YUKOS Oil Company - ADR		3,504	56
Singapore	(1.5%)
Ascendas Real Estate Investment Trust (A-REIT)		34,000	31
CapitaLand Limited		55,000	58
CapitaMall Trust REIT		30,800	30
Chartered Semiconductor Manufacturing Ltd. (a)		60,000	37
City Developments Limited		32,484	126
ComfortDelGro Corporation Limited		96,598	75
Creative Technology Limited		3,051	34
DBS Group Holdings Ltd.		54,788	521
Fraser and Neave Limited		8,000	66
Keppel Corporation Limited		28,000	131
Neptune Orient Lines Limited		53,000	89
Oversea-Chinese Banking Corporation Limited		47,784	397
Overseas Union Enterprises Ltd.		1,494	6
SembCorp Industries Limited		47,508	41
Singapore Airlines Limited		27,000	175
Singapore Exchange Limited		58,713	62
Singapore Post Limited		90,000	43

Singapore Press Holdings Limited		80,622	227
Singapore Technologies Engineering Limited		69,184	86
Singapore Telecommunications Limited		263,560	366
United Overseas Bank Limited		59,219	482
United Overseas Land Limited		24,630	32
Venture Manufacturing (Singapore) Ltd.		11,879	116
Spain	(3.7%)
Acerinox, SA		4,908	68
Acesa Infraestructuras, SA		14,585	272
ACS, Actividades de Construccion y Servicios SA		12,887	235
Altadis, SA		14,217	484
Amadeus Global Travel Distribution SA		11,274	89
Antena 3 Television, SA (a)		350	21
Banco Bilbao Vizcaya Argentaria, SA (b)		65,235	898
Banco Popular Espanol SA		3,622	201
Banco Santander Central Hispano SA		91,370	892
Endesa SA		20,536	391
Gas Natural SDG, SA		30,343	750
Grupo Ferrovial, SA		2,941	131
Iberdrola SA		17,766	369
Indra Sistemas, S.A.		1,279	17
Repsol-YPF, SA		19,380	426
Sacyr Vallehermoso S.A.		—	3
Sociedad General de Aguas de Barcelona, SA		4,563	80
Telefonica SA		154,740	2,317
Union Electrica Fenosa, SA		4,584	104
Vallehermoso, SA		7,651	108
Sweden	(2.3%)
Alfa Laval AB		500	7
Assa Abloy AB - Class B Free		6,127	77
Atlas Copco AB - A Shares		5,373	207
Electrolux AB - Series B		11,140	204
Eniro AB		2,700	23
H & M Hennes & Mauritz AB		11,330	312
Holmen AB - B Shares		2,050	61
Modern Times Group MTG AB (a)		700	13
Nordea AB		66,437	543
Sandvik AB		5,791	200
Securitas AB - Class B		14,706	196
Skandia Insurance Company, Ltd.		32,222	128
Skandinaviska Enskilda Banken AB		11,371	176
Skanska AB - Class B		18,844	196
SKF AB - Class B		3,408	130
SSAB Svenstkt Stal AB		2,500	47
Svenska Cellulosa AB - B Shares		4,400	171
Svenska Handelsbanken AB - A Shares		18,560	389
Swedish Match AB		7,400	78
Tele2 AB - B Shares		1,500	56
Telefonaktiebolaget LM Ericsson - Class B (a)		355,673	1,105
Telia AB		58,135	283
Volvo AB - A Shares		1,709	58
Volvo AB - B Shares		4,442	157
WM-Data AB - B Shares		4,925	9
Switzerland	(4.1%)
ABB Ltd. (a)		9,371	57
Adecco SA - Registered Shares		1,527	76
Ciba Specialty Chemicals Holding Inc. - Registered Shares (a)		748	47
Clariant AG		1,481	18
Credit Suisse Group (a)		14,958	478
Geberit AG		15	12
Givaudan SA - Registered Shares		105	64
Holcim Ltd.		1,696	89
Kudelski SA - Bearer (a)		133	4
Logitech International SA (a)		512	25
Lonza Group Ltd. - Registered Shares		452	20
Nestle SA - Registered Shares		3,219	738
Novartis AG		66,926	3,120
Roche Holding AG - Genusschein		20,061	2,074
Schindler Holding AG - Participation Certificates		40	11
Serono SA - Class B		200	124
SGS Societe Generale de Surveillance Holding SA		119	65

Sulzer AG - Registered Shares		10	3
Swatch Group AG (The)		381	10
Swatch Group AG (The) - Class B		371	50
Swiss Reinsurance Company - Registered Shares		2,308	133
Swisscom AG - Registered Shares		345	120
Syngenta AG (a)		1,220	116
UBS AG - Registered Shares (CHF)		15,179	1,069
Valora Holding AG		68	14
Zurich Financial Services AG (a)		1,522	217
Thailand	(0.9%)
Advanced Info Service Public Company Limited		101,900	246
Bangkok Bank Public Company Limited - Registered Shares (a)		77,500	184
Bangkok Bank Public Company Limited (a)		40,300	92
BEC World Public Company Limited - Foreign Registered Shares		102,200	44
Charoen Pokphand Foods Public Company Limited		255,465	22
Delta Electronics (Thailand) Public Company Limited		36,200	16
Electricity Generating Public Company Limited		19,611	32
Hana Microelectronics Public Company Limited - Foreign Registered Shares		21,815	11
Kasikornbank Public Company Limited - Foreign Registered Shares (a)		97,258	109
Kasikornbank Public Company Limited (a)		64,900	71
Land and Houses Public Co., Ltd.		199,740	44
Land and Houses Public Co., Ltd. - Registered Shares		149,281	34
National Finance Public Company Limited		73,300	22
PTT Exploration and Production Public Company Limited		10,617	76
PTT Public Company Limited		85,000	347
Sahaviriya Steel Industries Public Company Limited (a)		48,300	31
Shin Corporation Public Company Limited		132,200	121
Siam Cement Public Company Limited		19,480	112
Siam Cement Public Company Limited - Registered Shares		35,100	226
Siam City Cement Public Company Limited		11,400	58
Siam Commercial Bank Public Company Limited - Registered Shares		57,500	62
TISCO Finance Public Company Limited		44,000	25
United Kingdom	(22.7%)
3i Group PLC		6,325	64
Aegis Group PLC		16,346	29
Alliance UniChem PLC		2,741	33
AMEC PLC		4,843	28
AMVESCAP PLC		7,121	39
ARM Holdings PLC		17,924	27
AstraZeneca PLC		46,127	1,892
Astro All Asia Networks PLC (a)		42,700	55
Aviva PLC		57,945	574
BAA PLC		9,474	95
BAE Systems PLC		76,985	313
Balfour Beatty PLC		3,093	16
Barclays PLC		147,420	1,414
Barratt Developments PLC		3,372	35
BG Group PLC		102,610	689
BHP Billiton PLC		60,074	632
BOC Group PLC (The)		12,517	200
Boots Group PLC (The)		19,741	229
BP PLC		575,188	5,491
BPB PLC		11,879	92
Brambles Industries PLC		27,629	128
British Airways PLC (a)		15,004	56
British American Tobacco, PLC		38,367	556
British Land Company PLC (The)		4,078	55
British Sky Broadcasting Group PLC		32,947	286
BT Group PLC		231,839	754
Bunzl PLC		11,108	84
Cable & Wireless PLC		47,163	83
Cadbury Schweppes PLC		49,603	382
Capita Group PLC (The)		36,090	215
Carlton Communications, PLC		105,449	206
Carnival PLC		4,539	223
Centrica PLC		71,631	325
Cobham PLC		2,355	57
Compass Group PLC		56,920	227
Daily Mail and General Trust PLC		8,116	106
Davis Service Group PLC (The)		1,297	9
De La Rue PLC		10,572	60
Diageo PLC		82,307	1,028
Dixons Group PLC		53,332	165

Electrocomponents PLC	18,391	104
EMAP PLC	4,289	58
EMI Group PLC	20,549	82
Enterprise Inns PLC	6,375	66
Exel PLC	10,289	127
FKI PLC	3,497	8
Friends Provident PLC	42,295	107
George Wimpey PLC	8,545	62
GKN PLC	25,283	98
GlaxoSmithKline PLC	157,677	3,399
Group 4 Securicor PLC (a)	6,187	13
GUS PLC	36,342	592
Hammerson PLC	2,785	36
Hanson PLC	19,096	141
Hays PLC	71,273	171
HBOS PLC	87,366	1,180
Hilton Group PLC	44,950	225
HSBC Holdings PLC	280,364	4,450
IMI PLC	5,602	36
Imperial Chemical Industries PLC	31,395	120
Imperial Tobacco Group PLC	16,424	358
InterContinental Hotels Group PLC	20,100	229
Invensys PLC - deferred shares (a) (e)	23,914	—
Invensys PLC (a)	25,059	5
Johnson Matthey PLC	6,680	115
Kelda Group PLC	8,968	87
Kesa Electricals PLC	10,786	55
Kidde PLC	9,341	21
Kingfisher PLC	39,734	222
Land Securities Group PLC	4,057	86
Legal & General Group PLC	156,482	281
Lloyds TSB Group PLC	126,143	985
Logica PLC	14,122	44
Man Group PLC	2,429	52
Marks and Spencer Group PLC	76,245	473
MFI Furniture Group PLC	5,381	10
Misys PLC	8,254	29
Mitchells & Butlers PLC	13,356	66
National Grid Group PLC (The)	84,808	716
Next PLC	2,398	71
Pearson PLC	20,900	224
Peninsular and Oriental Steam Navagation Company ( The)	21,586	103
Persimmon PLC	7,645	92
Pilkington PLC	10,718	18
Prudential PLC	47,891	390
Rank Group PLC (The)	18,662	94
Reckitt Benckiser PLC	25,577	627
Reed Elsevier PLC	32,286	283
Rentokil Initial PLC	94,755	258
Reuters Group PLC	39,606	223
Rexam PLC	13,220	101
Rio Tinto PLC - Registered Shares	26,450	711
RMC Group PLC	6,986	107
Rolls-Royce Group PLC	71,564	328
Royal & Sun Alliance Insurance Group PLC	71,764	93
Royal Bank of Scotland Group PLC (The)	68,177	1,970
Sage Group PLC (The)	43,859	129
Sainsbury (J) PLC	38,280	176
Scottish & Newcastle PLC	7,295	50
Scottish and Southern Energy PLC	19,961	281
Scottish Power PLC	44,271	339
Serco Group PLC	14,383	56
Severn Trent PLC	10,215	162
Shell Transport & Trading Company PLC	254,954	1,872
Signet Group PLC	17,738	37
Slough Estates PLC	3,850	32
Smith & Nephew PLC	15,457	142
Smiths Group PLC	12,798	172
South African Breweries PLC	6,608	87
Tanjong Public Limited Company	10,400	33
Tate & Lyle PLC	11,491	80
Tesco PLC	229,014	1,182
Tomkins PLC	17,011	82
Unilever PLC	70,681	575
United Business Media PLC	9,675	82
United Utilities PLC	3,614	36
Vodafone Group PLC	1,588,100	3,801

Whitbread PLC		9,875	147
William Hill PLC		13,526	131
Wolseley PLC		18,992	324
WPP Group PLC		32,787	305
Yell Group PLC		14,945	95

Total Common Stocks (cost: $178,749 )			192,777

		Principal	Value
SECURITY LENDING COLLATERAL	(5.3%)
Debt	(4.8%)
Bank Notes	(0.2%)
Bank of America Corporation
1.88%, due 10/19/2004		$34	$34
1.88%, due 12/23/2004		63	63
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		71	71
Deutsche Bank AG
1.70%, due 10/12/2004		212	212
Commercial Paper	(1.4%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		106	106
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		141	141
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		353	353
1.75%, due 10/18/2004		70	70
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		352	352
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		106	106
General Electric Capital Corporation
1.76%, due 10/21/2004		247	247
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		177	177
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		73	73
Morgan Stanley
1.96%, due 12/10/2004		459	459
1.96%, due 03/16/2005		445	445
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		176	176
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		106	106
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		106	106
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		94	94
Euro Dollar Overnight	(0.3%)
Dexia Bank SA
1.51%, due 10/01/2004		71	71
Fortis Bank
1.52%, due 10/01/2004		177	177
1.62%, due 10/05/2004		71	71
Wells Fargo & Company
1.60%, due 10/04/2004		317	317
Euro Dollar Terms	(1.0%)
Bank of Montreal
1.76%, due 10/25/2004		37	37
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		143	143
1.77%, due 10/25/2004		353	353
1.76%, due 11/12/2004		177	177
1.80%, due 11/23/2004		351	351

Bank of the West Inc.
1.79%, due 11/10/2004			71	71
Den Danske Bank
1.64%, due 10/08/2004			71	71
Fortis Bank
1.69%, due 10/14/2004			35	35
1.73%, due 10/15/2004			71	71
Harris Trust & Savings Bank
1.76%, due 10/29/2004			71	71
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			247	247
1.60%, due 10/15/2004			106	106
1.65%, due 10/29/2004			53	53
1.67%, due 11/02/2004			7	7
1.88%, due 12/23/2004			186	186
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			177	177
Master Notes	(0.2%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			141	141
2.01%, due 06/05/2005			212	212
Repurchase Agreements	(1.7%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $827 on 10/01/2004			827	827
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $360 on 10/01/2004			360	360
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $376 on 10/01/2004			376	376
Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $1330 on 10/01/2004			1,330	1,330
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $706 on 10/01/2004			706	706

			Shares	Value
Investment Companies	(0.5%)
Money Market Funds	(0.5%)
Barclays Institutional Money Market Fund
1-day yield of 1.73%			270,933	$271
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%			208,857	209
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%			558,813	559

Total Security Lending Collateral (cost: $11,174 )				11,174

Total Investment Securities (cost: $192,422 )				$206,854

SUMMARY:
Investments, at value			97.7%	$206,854
Other assets in excess of liabilities			2.3%	4,819

Net assets			100.0%	$211,673

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	8,991	12/16/2004	$11,023	$144
Japanese Yen	139,234	12/16/2004	1,277	(8)

Total Forward Foreign Currency Contracts			$12,300	$136

FUTURES CONTRACTS (d):

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
CAC 40 10 Euro	70	12/17/2004	$3,183	$(55)
The German Stock Index	45	12/19/2004	5,426	(87)
Dow Jones Euro STOXX 50	39	12/19/2004	1,313	(19)
Hang Send Stock Index	33	10/30/2004	2,793	(17)
IBEX 35 Index	10	10/17/2004	979	(3)
Tokyo Price Index	12	12/09/2004	1,251	(40)

Total Future Contracts			$14,945	$(221)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.7%	$33,127
Pharmaceuticals	8.1%	17,240
Telecommunications	7.2%	15,170
Petroleum Refining	4.9%	10,458
Automotive	4.3%	9,095
Oil & Gas Extraction	3.3%	7,043
Chemicals & Allied Products	3.0%	6,405
Electric Services	3.0%	6,399
Electronic & Other Electric Equipment	2.9%	6,105
Insurance	2.7%	5,685
Industrial Machinery & Equipment	1.8%	3,775
Computer & Office Equipment	1.6%	3,374
Food & Kindred Products	1.6%	3,355
Life Insurance	1.6%	3,343
Metal Mining	1.4%	2,929
Construction	1.3%	2,845
Real Estate	1.3%	2,815
Transportation & Public Utilities	1.3%	2,674
Food Stores	1.2%	2,611
Electronic Components & Accessories	1.2%	2,574
Printing & Publishing	1.1%	2,320
Security & Commodity Brokers	1.1%	2,289
Communications Equipment	1.0%	2,154
Primary Metal Industries	0.9%	1,943
Business Services	0.9%	1,930
Beverages	0.9%	1,919
Computer & Data Processing Services	0.9%	1,822
Stone, Clay & Glass Products	0.8%	1,781
Tobacco Products	0.8%	1,757
Gas Production & Distribution	0.8%	1,750
Beer, Wine & Distilled Beverages	0.8%	1,669
Holding & Other Investment Offices	0.7%	1,554
Instruments & Related Products	0.7%	1,527
Retail Trade	0.7%	1,502
Wholesale Trade Durable Goods	0.7%	1,479
Electric, Gas & Sanitary Services	0.6%	1,316
Aerospace	0.6%	1,278
Paper & Allied Products	0.6%	1,219
Motion Pictures	0.5%	1,060
Communication	0.5%	966
Radio & Television Broadcasting	0.4%	925
Amusement & Recreation Services	0.4%	855
Rubber & Misc. Plastic Products	0.4%	837
Apparel Products	0.4%	835
Trucking & Warehousing	0.4%	794
Department Stores	0.4%	787
Water Transportation	0.3%	716
Machinery, Equipment & Supplies	0.3%	649
Apparel & Accessory Stores	0.3%	633
Fabricated Metal Products	0.3%	604
Restaurants	0.3%	601
Hotels & Other Lodging Places	0.2%	493
Air Transportation	0.2%	431
Lumber & Constuction Materials	0.2%	413
Medical Instruments & Supplies	0.2%	383
Residential Building Construction	0.2%	379

Manufacturing Industries	0.2%	376
Textile Mill Products	0.2%	358
Personal Services	0.2%	356
Railroads	0.2%	329
Transportation Equipment	0.1%	277
Wholesale Trade Nondurable Goods	0.1%	253
Engineering & Management Services	0.1%	246
Lumber & Other Building Materials	0.1%	234
Automotive Dealers & Service Stations	0.1%	233
Drug Stores & Proprietary Stores	0.1%	229
Mining	0.1%	214
Personal Credit Institutions	0.1%	213
Radio, Television & Computer Stores	0.1%	203
Metal Cans & Shipping Containers	0.1%	194
Management Services	0.1%	167
Paperboard Containers & Boxes	0.1%	148
Environmental Services	0.1%	134
Health Services	0.1%	110
Variety Stores	0.1%	106
Motor Vehicles, Parts & Supplies	0.0%	98
Lumber & Wood Products	0.0%	69
Business Credit Institutions	0.0%	68
Research & Testing Services	0.0%	65
Educational Services	0.0%	64
NA	0.0%	62
Petroleum & Petroleum Products	0.0%	56
Agriculture	0.0%	52
Misc. General Merchandise Stores	0.0%	51
Hardware Stores	0.0%	46
Paper & Paper Products	0.0%	37
Leather & Leather Products	0.0%	30
Furniture & Home Furnishings Stores	0.0%	10

Investments, at market value	92.4%	195,680
Short-term investments	5.3%	11,174
Other liabilities in excess of assets	2.3%	4,819

Net assets	100.0%	$211,673

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 10,564.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 3,671, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	At September 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at September 30, 2004, is $ 2,875.

(e)	Value is less than $ 1.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
RNC	Saving Non-Convertible Shares

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $1,754 or 1.0% of the net assets of the Fund.

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(96.2%)
Aerospace	(4.5%)
Boeing Company (The)		190,000	$9,807
Lockheed Martin Corporation		130,000	7,251
Textron Inc.		55,000	3,535
United Technologies Corporation		90,000	8,404
Air Transportation	(1.0%)
FedEx Corporation		80,000	6,855
Amusement & Recreation Services	(0.6%)
Mandalay Resort Group (b)		60,000	4,119
Apparel & Accessory Stores	(0.9%)
American Eagle Outfitters, Inc.		75,000	2,764
Limited, Inc. (The)		110,000	2,452
Nordstrom, Inc.		25,000	956
Automotive	(0.9%)
Harley-Davidson, Inc.		35,000	2,080
PACCAR Inc.		55,000	3,802
Business Services	(2.0%)
eBay Inc. (a)		105,000	9,653
Lamar Advertising Company (a)(b)		80,000	3,329
Chemicals & Allied Products	(5.6%)
Avon Products, Inc.		160,000	6,989
Dow Chemical Company (The)		135,000	6,099
Monsanto Company		80,000	2,914
Procter & Gamble Company (The)		260,000	14,071
Smith International, Inc. (a)(b)		105,000	6,377
Commercial Banks	(2.3%)
Bank of America Corporation		240,000	10,399
Wachovia Corporation		105,000	4,930
Communication	(0.6%)
XM Satellite Radio Holdings Inc. - Class A (a)(b)		135,000	4,188
Communications Equipment	(5.3%)
Corning Incorporated (a)		325,000	3,601
L-3 Communications Holdings, Inc.		50,000	3,350
Motorola, Inc.		425,000	7,667
QUALCOMM Incorporated		295,000	11,517
Research In Motion Limited (a)		115,000	8,779

Computer & Data Processing Services	(7.9%)
Adobe Systems Incorporated		155,000	7,668
Autodesk, Inc.		160,000	7,781
Microsoft Corporation		485,000	13,410
SAP AG - ADR		75,000	2,921
Symantec Corporation (a)		185,000	10,153
Yahoo! Inc. (a)		320,000	10,851
Computer & Office Equipment	(3.6%)
Apple Computer, Inc. (a)		240,000	9,300
Cisco Systems, Inc. (a)		265,000	4,797
Dell Inc. (a)		270,000	9,611
Construction	(1.0%)
Pulte Homes, Inc.		70,000	4,296
Toll Brothers, Inc. (a)		55,000	2,548
Department Stores	(1.0%)
J.C. Penney Company, Inc. (b)		185,000	6,527
Drug Stores & Proprietary Stores	(0.4%)
Walgreen Co.		80,000	2,866
Electric, Gas & Sanitary Services	(0.4%)
Exelon Corporation		80,000	2,935
Electronic & Other Electric Equipment	(2.5%)
Eaton Corporation		80,000	5,073
General Electric Company		215,000	7,220
Harman International Industries, Incorporated		40,000	4,310
Electronic Components & Accessories	(4.0%)
Broadcom Corporation - Class A (a)(b)		215,000	5,867
Marvell Technology Group Ltd. (a)(b)		215,000	5,618
Microchip Technology Incorporated		135,000	3,623
Texas Instruments Incorporated		265,000	5,639
Tyco International Ltd.		190,000	5,825
Fabricated Metal Products	(0.5%)
Gillette Company (The)		80,000	3,339
Food & Kindred Products	(1.2%)
Hershey Foods Corporation		75,000	3,503
Kellogg Company		105,000	4,479
Health Services	(0.7%)
Quest Diagnostics Incorporated (b)		50,000	4,411
Hotels & Other Lodging Places	(1.1%)
Starwood Hotels & Resorts Worldwide, Inc.		155,000	7,195
Industrial Machinery & Equipment	(3.1%)
Applied Materials, Inc. (a)		270,000	4,452
Baker Hughes Incorporated		105,000	4,591
Black & Decker Corporation (The) (b)		55,000	4,259
Illinois Tool Works Inc.		35,000	3,261
Zebra Technologies Corporation - Class A (a)		67,500	4,118
Instruments & Related Products	(1.5%)
Danaher Corporation		140,000	7,179
Rockwell International Corporation		80,000	3,096

Insurance	(4.3%)
Aetna Inc.		55,000	5,496
American International Group, Inc.		55,000	3,739
Coventry Health Care, Inc. (a)(b)		55,000	2,935
MGIC Investment Corporation		80,000	5,324
SAFECO Corporation		70,000	3,196
UnitedHealth Group Incorporated		105,000	7,743
Leather & Leather Products	(0.5%)
Coach, Inc. (a)		85,000	3,606
Lumber & Other Building Materials	(2.1%)
Fastenal Company		55,000	3,168
Home Depot, Inc. (The)		270,000	10,584
Lumber & Wood Products	(0.5%)
Masco Corporation		105,000	3,626
Medical Instruments & Supplies	(3.7%)
Bard, (C.R.) Inc.		60,000	3,398
Becton, Dickinson and Company (b)		75,000	3,878
Biomet, Incorporated		135,000	6,329
Boston Scientific Corporation (a)		80,000	3,178
St. Jude Medical, Inc. (a)		55,000	4,140
Zimmer Holdings, Inc. (a)		45,000	3,557
Mortgage Bankers & Brokers	(0.7%)
Countrywide Financial Corporation		109,998	4,333
Motion Pictures	(1.0%)
News Corporation Limited (The) - ADR (b)		105,000	3,451
Time Warner Inc. (a)		215,000	3,470
Oil & Gas Extraction	(2.5%)
BJ Services Company		80,000	4,193
Burlington Resources Inc.		130,000	5,304
Occidental Petroleum Corporation		80,000	4,474
Weatherford International Ltd. (a)		55,000	2,806
Paper & Allied Products	(0.5%)
Kimberly-Clark Corporation		55,000	3,552
Personal Credit Institutions	(0.6%)
Capital One Financial Corporation		55,000	4,065
Petroleum Refining	(4.6%)
Amerada Hess Corporation		55,000	4,895
ChevronTexaco Corporation		190,000	10,192
Exxon Mobil Corporation		325,000	15,707
Pharmaceuticals	(12.3%)
Amgen Inc. (a)		115,000	6,518
Biogen, Inc. (a)		105,000	6,423
Celgene Corporation (a)		55,000	3,203
Elan Corporation PLC - ADR (a)(b)		105,000	2,457
Eon Labs, Inc. (a)		80,000	1,736
Gilead Sciences, Inc. (a)		250,000	9,345
Johnson & Johnson		265,000	14,927
Lilly (Eli) and Company		55,000	3,303
Novartis AG - ADR		185,000	8,634
Pfizer Inc.		325,000	9,944
Roche Holding AG - ADR		70,000	7,232
Sepracor Inc. (a)(b)		105,000	5,122
Teva Pharmaceutical Industries Ltd. - ADR (b)		120,000	3,114

Primary Metal Industries	(1.2%)
Nucor Corporation		45,000	4,112
Phelps Dodge Corporation		40,000	3,681
Radio, Television & Computer Stores	(0.4%)
Circuit City Stores, Inc. - Circuit City Group		190,000	2,915
Railroads	(0.9%)
Burlington Northern Santa Fe Corporation		80,000	3,065
Norfolk Southern Corporation		105,000	3,123
Restaurants	(1.0%)
Starbucks Corporation (a)		150,000	6,819
Retail Trade	(1.1%)
PETsMART, Inc. (b)		35,000	994
Staples, Inc.		210,000	6,262
Rubber & Misc. Plastic Products	(0.9%)
NIKE, Inc. - Class B		80,000	6,304
Security & Commodity Brokers	(1.5%)
American Express Company		130,000	6,690
Bear Stearns Companies Inc. (The) (b)		35,000	3,366
Telecommunications	(1.3%)
Verizon Communications, Inc.		215,000	8,467
Transportation Equipment	(0.2%)
General Dynamics Corporation		15,000	1,532
Variety Stores	(0.7%)
Costco Wholesale Corporation		105,000	4,364
Water Transportation	(0.6%)
Carnival Corporation		80,000	3,783
Wholesale Trade Durable Goods	(0.5%)
Fisher Scientific International Inc. (a)		55,000	3,208

Total Common Stocks (cost: $582,390)			639,592

		Principal	Value
SECURITY LENDING COLLATERAL	(6.8%)
Debt	(6.2%)
Bank Notes	(0.2%)
Bank of America Corporation
1.88%, due 10/19/2004		$144	$144
1.88%, due 12/23/2004		258	258
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		287	287
Deutsche Bank AG
1.70%, due 10/12/2004		862	862
Commercial Paper	(1.8%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		431	431
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		573	573
Delaware Funding Company, LLC - 144A

1.66%, due 10/07/2004			1,434	1,434
1.75%, due 10/18/2004			285	285
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004			1,432	1,432
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004			429	429
General Electric Capital Corporation
1.76%, due 10/21/2004			1,005	1,005
Grampian Funding LLC - 144A
1.78%, due 10/19/2004			718	718
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004			296	296
Morgan Stanley
1.96%, due 12/10/2004			1,867	1,867
1.96%, due 03/16/2005			1,809	1,809
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004			717	717
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004			431	431
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004			431	431
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004			382	382
Euro Dollar Overnight	(0.4%)
Dexia Bank SA
1.51%, due 10/01/2004			287	287
Fortis Bank
1.52%, due 10/01/2004			718	718
1.62%, due 10/05/2004			287	287
Wells Fargo & Company
1.60%, due 10/04/2004			1,287	1,287
Euro Dollar Terms	(1.3%)
Bank of Montreal
1.76%, due 10/25/2004			149	149
Bank of Nova Scotia (The)
1.75%, due 10/21/2004			583	583
1.77%, due 10/25/2004			1,436	1,436
1.76%, due 11/12/2004			718	718
1.80%, due 11/23/2004			1,429	1,429
Bank of the West Inc.
1.79%, due 11/10/2004			287	287
Den Danske Bank
1.64%, due 10/08/2004			287	287
Fortis Bank
1.69%, due 10/14/2004			144	144
1.73%, due 10/15/2004			287	287
Harris Trust & Savings Bank
1.76%, due 10/29/2004			287	287
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			1,005	1,005
1.60%, due 10/15/2004			431	431
1.65%, due 10/29/2004			215	215
1.67%, due 11/02/2004			29	29
1.88%, due 12/23/2004			755	755
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			718	718
Master Notes	(0.2%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			574	574
2.01%, due 06/05/2005			862	862
Repurchase Agreements	(2.3%)	(c)
Credit Suisse First Boston (USA), Inc.
1.92%, Repurchase Agreement dated 09/30/2004 to be repurchased at $3,360 on 10/01/2004			3,360	3,360
Goldman Sachs Group Inc. (The)
1.91%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,465 on 10/01/2004			1,465	1,465
1.94%, Repurchase Agreement dated 09/30/2004 to be repurchased at $1,528 on 10/01/2004			1,528	1,528

Merrill Lynch & Co., Inc.
1.92%, Repurchsed Agreement dated 09/30/2004 to be repurchased at $5,407 on 10/01/2004		5,407	5,406
Morgan Stanley
1.98%, Repurchase Agreement dated 09/30/2004 to be repurchased at $2,872 on 10/01/2004		2,872	2,872

		Shares	Value
Investment Companies	(0.6%)
Money Market Funds	(0.6%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%		1,101,286	$1,101
Merrill Lynch Premier Institutional Fund
1-day yield of 1.64%		848,959	849
Merrimac Cash Fund-Premium Class
1-day yield of 1.47%		2,271,458	2,271

Total Security Lending Collateral (cost: $45,418 )			45,418

Total Investment Securities (cost: $627,808 )			$685,010

SUMMARY:
Investments, at value		103.0%	$685,010
Liabilities in excess of other assets		-3.0%	(20,258)

Net assets		100.0%	$664,752

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 44,069.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 14,924, that serve as collateral for securities lendings are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-8.75% and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $7,128 or 1.07% of the net assets of the Fund.

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
CORPORATE DEBT SECURITIES	(0.0%)
Department Stores	(0.0%)
Saks Incorporated
8.25%, due 11/15/2008		$1	$1

Total Corporate Debt Securities (cost: $ 1)			1

		Shares	Value
COMMON STOCKS	(96.6%)
Amusement & Recreation Services	(1.4%)
Disney (Walt) Company (The)		66,730	$1,505
Station Casinos, Inc.		12,300	603
Wynn Resorts, Limited (a) (b)		19,745	1,021
Apparel & Accessory Stores	(0.4%)
Chico’s FAS, Inc. (a) (b)		23,781	813
Apparel Products	(0.5%)
Jones Apparel Group, Inc.		29,600	1,060
Automotive	(0.2%)
Harley-Davidson, Inc. (b)		9,500	565
Beverages	(1.1%)
PepsiCo, Inc.		51,398	2,501
Business Services	(3.8%)
ChoicePoint Inc. (a)		13,300	567
Clear Channel Communications, Inc.		59,460	1,853
eBay Inc. (a)		30,140	2,771
First Data Corporation		32,800	1,427
Lamar Advertising Company (a) (b)		19,800	824
Moody’s Corporation		16,400	1,201
Chemicals & Allied Products	(3.6%)
Dow Chemical Company (The)		66,790	3,018
du Pont (E.I.) de Nemours and Company		46,300	1,982
Procter & Gamble Company (The)		31,300	1,694

Rohm and Haas Company		18,800	808
Smith International, Inc. (a) (b)		9,730	591
Commercial Banks	(5.0%)
Bank of America Corporation		63,314	2,743
Citigroup Inc.		75,898	3,349
MBNA Corporation		16,450	415
Morgan Chase & Co. (J.P.)		13,300	527
PNC Financial Services Group, Inc. (The)		27,440	1,485
SouthTrust Corporation		2,900	121
SunTrust Banks, Inc.		900	63
Wachovia Corporation		11,100	520
Wells Fargo & Company		37,900	2,260
Communication	(1.8%)
Crown Castle International Corp. (a)		63,400	943
Echostar Communications Corporation - Class A (a)		19,700	613
Liberty Media Corporation - Class A (a)		160,900	1,403
Liberty Media International, Inc. - Class A (a)		10,825	361
XM Satellite Radio Holdings Inc. - Class A (a) (b)		21,800	676
Communications Equipment	(2.0%)
Nokia Corporation - ADR		18,200	250
QUALCOMM Incorporated		105,876	4,133
Telefonaktiebolaget LM Ericsson - ADR (a)		7,500	234
Computer & Data Processing Services	(6.5%)
Adobe Systems Incorporated		19,375	958
Affiliated Computer Services, Inc. - Class A (a) (b)		11,300	629
Electronic Arts Inc. (a) (b)		42,000	1,932
Google Inc. - Class A (a)		3,200	415
GTECH Holdings Corporation		48,580	1,230
Microsoft Corporation		219,541	6,070
SunGard Data Systems Inc. (a)		14,485	344
Symantec Corporation (a)		12,400	681
Yahoo! Inc. (a)		76,280	2,587
Computer & Office Equipment	(2.2%)
Cisco Systems, Inc. (a)		82,755	1,498
Dell Inc. (a)		56,391	2,008
Hewlett-Packard Company		37,640	706
International Business Machines Corporation		4,260	365
Lexmark International, Inc. (a)		3,863	325
Seagate Technology, Inc. (a) (e)		36,900	(d	)
Department Stores	(0.4%)
Federated Department Stores, Inc. (b)		17,900	813
Drug Stores & Proprietary Stores	(0.3%)
CVS Corporation		18,607	784
Educational Services	(0.7%)

Apollo Group, Inc. - Class A (a)		21,300	1,563
Electric Services	(2.4%)
American Electric Power Company, Inc.		20,800	665
Constellation Energy Group, Inc.		16,600	661
Dominion Resources, Inc.		15,700	1,024
FirstEnergy Corp. (b)		31,810	1,307
TXU Corp.		38,800	1,859
Electric, Gas & Sanitary Services	(0.3%)
Public Service Enterprise Group Incorporated (b)		17,900	763
Electronic Components & Accessories	(1.9%)
Flextronics International Ltd. (a)		31,800	421
Intel Corporation		60,897	1,222
Jabil Circuit, Inc. (a)		1,288	30
JDS Uniphase Corporation (a)		8,495	29
Linear Technology Corporation		16,506	598
Marvell Technology Group Ltd. (a) (b)		31,900	834
Tyco International Ltd. (b)		35,700	1,095
Fabricated Metal Products	(0.9%)
Gillette Company (The)		49,300	2,058
Food & Kindred Products	(2.6%)
Altria Group, Inc.		33,100	1,557
Kraft Foods, Inc. - Class A(b)		40,620	1,288
Unilever NV - NY Shares		21,600	1,248
Wrigley (Wm.) Jr. Company		27,400	1,735
Food Stores	(0.4%)
Kroger Co. (The) (a)		56,683	880
Gas Production & Distribution	(0.5%)
Questar Corporation		24,650	1,129
Health Services	(0.5%)
Caremark Rx, Inc. (a)		38,350	1,230
Industrial Machinery & Equipment	(0.0%)
Novellus Systems, Inc. (a) (b)		909	24
Instruments & Related Products	(0.6%)
Alcon, Inc.		7,100	569
Eastman Kodak Company (b)		24,700	796
Insurance	(3.5%)
Aetna Inc.		4,800	480
Allstate Corporation (The)		21,400	1,027

American International Group, Inc.		8,125	552
Assurant, Inc.		16,300	424
Berkshire Hathaway Inc. - Class B (a)		801	2,300
Chubb Corporation		21,950	1,543
St. Paul Companies, Inc. (The)		12,300	407
UnitedHealth Group Incorporated		18,050	1,331
Insurance Agents, Brokers & Service	(0.8%)
MetLife, Inc.		47,170	1,823
Leather & Leather Products	(0.3%)
Coach, Inc. (a)		17,810	756
Life Insurance	(0.2%)
Genworth Financial, Inc. - Class A		15,900	370
Lumber & Other Building Materials	(0.6%)
Home Depot, Inc. (The)		33,200	1,301
Lumber & Wood Products	(1.2%)
Georgia-Pacific Corporation		79,200	2,847
Management Services	(0.5%)
Paychex, Inc.		37,900	1,143
Manufacturing Industries	(1.4%)
International Game Technology		68,400	2,459
Mattel, Inc.		36,000	653
Medical Instruments & Supplies	(2.4%)
Boston Scientific Corporation (a)		23,400	930
Guidant Corporation		37,700	2,490
Medtronic, Inc.		16,963	880
Zimmer Holdings, Inc. (a)		15,400	1,217
Metal Mining	(2.0%)
Brascan Corporation - Class A		27,600	834
Newmont Mining Corporation (b)		83,000	3,779
Motion Pictures	(1.0%)
News Corporation Limited (The) - ADR (b)		55,225	1,815
Time Warner Inc. (a)		34,800	562
Oil & Gas Extraction	(7.8%)
ConocoPhillips		11,900	986
GlobalSantaFe Corporation		43,400	1,330
Halliburton Company		144,309	4,862
Petroleo Brasileiro SA - Petrobras - ADR (b)		37,000	1,304
Schlumberger Limited		58,073	3,909

Total Fina Elf SA - ADR		14,800	1,512
Transocean Inc. (a) (b)		40,896	1,463
Ultra Petroleum Corp. (a)		42,645	2,092
XTO Energy, Inc.		13,000	422
Paper & Allied Products	(3.5%)
3M Company		16,800	1,343
International Paper Company		100,700	4,069
Kimberly-Clark Corporation		39,518	2,552
Personal Credit Institutions	(0.5%)
Capital One Financial Corporation		2,900	214
SLM Corporation		19,500	870
Petroleum Refining	(2.0%)
BP PLC - ADR		12,380	712
Exxon Mobil Corporation		35,700	1,725
Royal Dutch Petroleum Company - NY Registered Shares		12,300	635
Suncor Energy Inc.		49,300	1,578
Pharmaceuticals	(11.0%)
AmerisourceBergen Corporation (b)		14,700	790
Amgen Inc. (a)		38,545	2,185
Biogen, Inc. (a)		18,160	1,111
Bristol-Myers Squibb Co.		146,320	3,463
Genentech, Inc. (a)		20,900	1,096
Gilead Sciences, Inc. (a)		30,150	1,127
Glaxo Wellcome PLC - ADR (b)		89,300	3,905
Johnson & Johnson		63,875	3,598
Merck & Co., Inc.		9,300	307
Pfizer Inc.		135,902	4,159
Roche Holding AG - ADR		12,810	1,323
Schering-Plough Corporation		60,020	1,144
Wyeth		22,600	845
Primary Metal Industries	(0.9%)
Alcoa Inc.		61,500	2,066
Radio & Television Broadcasting	(0.7%)
Univision Communications Inc. - Class A (a)		52,955	1,674
Residential Building Construction	(0.3%)
Lennar Corporation		13,300	633
Restaurants	(0.8%)
Darden Restaurants, Inc.		22,800	532
McDonald’s Corporation		48,310	1,354
Retail Trade	(0.4%)
PETsMART, Inc. (b)		31,580	897

Security & Commodity Brokers	(1.4%)
American Express Company		11,150	574
Ameritrade Holding Corporation (a)		53,300	640
Franklin Resources, Inc. (b)		16,100	898
Lehman Brothers Holdings Inc.		6,000	478
Merrill Lynch & Co., Inc.		11,000	547
Telecommunications	(6.4%)
America Movil, SA de CV - Series L - ADR		22,300	870
NTL Incorporated (a)		9,900	614
SBC Communications Inc.		132,300	3,433
Sprint Corporation (FON Group)		282,770	5,692
Verizon Communications, Inc. (b)		101,830	4,010
Transportation & Public Utilities	(0.3%)
C.H. Robinson Worldwide, Inc. (b)		14,085	653
Trucking & Warehousing	(0.3%)
Iron Mountain Incorporated (a)		19,400	657
U.S. Government Agencies	(2.4%)
Fannie Mae		7,980	506
Freddie Mac		75,440	4,922
Variety Stores	(1.7%)
Dollar Tree Stores, Inc. (a)		23,500	633
Wal-Mart Stores, Inc.		61,325	3,262
Water Transportation	(1.5%)
Carnival Corporation (b)		73,100	3,457
Wholesale Trade Durable Goods	(0.8%)
Fisher Scientific International Inc. (a) (b)		19,900	1,161
Patterson Companies, Inc. (a)		8,000	612

Total Common Stocks (cost: $ 212,019)			220,159

		Principal	Value
SECURITY LENDING COLLATERAL	(11.7%)
Debt	(10.6%)
Bank Notes	(0.4%)
Bank of America Corporation
1.88%, due 10/19/2004		$84	$84
1.88%, due 12/23/2004		152	152
Credit Suisse First Boston (USA), Inc.
1.71%, due 09/09/2005		169	169

Deutsche Bank AG
1.70%, due 10/12/2004		506	506
Commercial Paper	(3.1%)
Clipper Receivables Corp.
1.79%, due 11/12/2004		253	253
Compass Securitization LLC - 144A
1.75%, due 10/19/2004		337	337
Delaware Funding Company, LLC - 144A
1.66%, due 10/07/2004		843	843
1.75%, due 10/18/2004		168	168
Edison Asset Securitization LLC - 144A
1.52%, due 10/01/2004		842	842
Galaxy Funding, Inc. - 144A
1.63%, due 10/22/2004		252	252
General Electric Capital Corporation
1.76%, due 10/21/2004		591	591
Grampian Funding LLC - 144A
1.78%, due 10/19/2004		422	422
Greyhawk Funding LLC - 144A
1.75%, due 10/18/2004		174	174
Morgan Stanley
1.96%, due 12/10/2004		1,097	1,097
1.96%, due 03/16/2005		1,063	1,063
Paradigm Funding LLC - 144A
1.79%, due 10/15/2004		422	422
Park Avenue Receivables Corporation - 144A
1.78%, due 11/01/2004		253	253
Preferred Receivables Funding Corporation - 144A
1.77%, due 10/08/2004		253	253
Sheffield Receivables Corp. - 144A
1.77%, due 10/20/2004		225	225
Euro Dollar Overnight	(0.7%)
Dexia Bank SA
1.51%, due 10/01/2004		169	169
Fortis Bank
1.52%, due 10/01/2004		421	421
1.62%, due 10/05/2004		169	169
Wells Fargo & Company
1.60%, due 10/04/2004		756	756
Euro Dollar Terms	(2.3%)
Bank of Montreal
1.76%, due 10/25/2004		88	88
Bank of Nova Scotia (The)
1.75%, due 10/21/2004		343	343
1.77%, due 10/25/2004		844	844
1.76%, due 11/12/2004		422	422
1.80%, due 11/23/2004		840	840
Bank of the West Inc.
1.79%, due 11/10/2004		169	169
Den Danske Bank
1.64%, due 10/08/2004		169	169
Fortis Bank

1.69%, due 10/14/2004			84	84
1.73%, due 10/15/2004			169	169
Harris Trust & Savings Bank
1.76%, due 10/29/2004			169	169
Royal Bank of Scotland Group PLC (The)
1.60%, due 10/13/2004			591	591
1.60%, due 10/15/2004			253	253
1.65%, due 10/29/2004			127	127
1.67%, due 11/02/2004			17	17
1.88%, due 12/23/2004			444	444
Toronto-Dominion Bank (The)
1.70%, due 11/08/2004			422	422
Master Notes	(0.4%)
Bear Stearns Companies Inc. (The)
2.01%, due 12/15/2004			338	338
2.01%, due 06/05/2005			506	506
Repurchase Agreements	(3.7	%) (c)
Credit Suisse First Boston (USA), Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,975 on 10/01/2004			1,975	1,975
Goldman Sachs Group Inc. (The)
1.91% Repurchase Agreement dated 09/30/2004 to be repurchased at $861 on 10/01/2004			861	861
1.94% Repurchase Agreement dated 09/30/2004 to be repurchased at $898 on 10/01/2004			898	898
Merrill Lynch & Co., Inc.
1.92% Repurchase Agreement dated 09/30/2004 to be repurchased at $3,178 on 10/01/2004			3,178	3,178
Morgan Stanley
1.98% Repurchase Agreement dated 09/30/2004 to be repurchased at $1,688 on 10/01/2004			1,688	1,688

			Shares	Value
Investment Companies	(1.1%)
Money Market Funds	(1.1%)
Barclays Institutional Money Market Fund
1 day yield of 1.73%			647,339	647
Merrill Lynch Premier Institutional Fund
1 day yield of 1.64%			499,020	499
Merrimac Cash Fund-Premium Class
1 day yield of 1.47%			1,335,169	1,335

Total Security Lending Collateral (cost: $ 26,697)				26,697

Total Investment Securities (cost: $ 238,717)				$246,857

SUMMARY:
Investments, at value			108.3%	$246,857
Liabilities in excess of other assets			(8.3%)	(18,903)

Net assets			100.0%	$227,954

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At September 30, 2004, all or a portion of this security is on loan. The value at September 30, 2004, of all securities on loan is $ 25,886.

(c)	Cash collateral for the Repurchase Agreements, valued at $ 8,772, that serve as collateral for securities are invested in corporate bonds with interest rate and maturity dates ranging from 0.00%-8.75% and 02/15/2005-03/01/2043, respectively.

(d)	Value is less than $ 1.

(e)	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Directors.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities aggregated $4,191 or 1.84% of the net assets of the Fund.

Item 2. Controls and Procedures.

(a)	Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of September 30, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Fund, Inc.
(Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date:	November 23, 2004

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Chief Financial Officer
Date:	November 23, 2004